Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Shares Value
Common Stocks (99.6%)
Australia ( 5 .0% )
ANZ Group Holdings Ltd. 18,818 $ 332,417
APA Group 5,045 21,765
ASX Ltd. 935 37,663
BlueScope Steel Ltd. 7,606 87,988
Brambles Ltd. 10,711 127,553
CAR Group Ltd. 975 21,743
Cochlear Ltd. 478 85,763
Coles Group Ltd. 12,035 140,713
Commonwealth Bank of Australia 9,311 883,186
Computershare Ltd. 2,214 46,524
Endeavour Group Ltd. 8,760 22,772
Fortescue Ltd. 17,353 196,017
Goodman Group 10,233 225,734
Insurance Australia Group Ltd. 16,455 86,164
Macquarie Group Ltd. 2,400 329,257
Medibank Pvt. Ltd. 18,482 43,355
National Australia Bank Ltd. 17,661 405,550
Northern Star Resources Ltd. 12,032 114,985
Pilbara Minerals Ltd.(a) 49,886 67,620
Pro Medicus Ltd. 313 48,456
Qantas Airways Ltd.(a) 13,226 73,430
QBE Insurance Group Ltd. 9,851 117,068
REA Group Ltd. 294 42,456
Reece Ltd. 1,492 20,667
Scentre Group 19,484 41,364
SGH Ltd. 1,110 31,679
Sonic Healthcare Ltd. 3,420 57,175
South32 Ltd. 68,092 143,295
Stockland 16,645 49,452
Suncorp Group Ltd. 8,424 99,119
Telstra Group Ltd. 22,902 56,842
Transurban Group 23,674 196,204
Vicinity Ltd. 22,044 28,653
Wesfarmers Ltd. 7,265 321,647
Westpac Banking Corp. 19,355 387,186
WiseTech Global Ltd. 1,061 79,501
Woolworths Group Ltd. 9,053 170,846
5,241,809
Austria ( 0 .3% )
ANDRITZ AG 427 21,664
Erste Group Bank AG 1,458 90,103
Mondi plc 2,160 32,233
OMV AG 2,095 81,032
Verbund AG 647 46,914
voestalpine AG 3,545 67,309
339,255
Belgium ( 0 .7% )
Ackermans & van Haaren NV 106 20,917
Ageas SA/NV 180 8,745
Anheuser-Busch InBev SA/NV 5,261 262,944
Azelis Group NV 1,788 35,190
D'ieteren Group 108 17,978
Elia Group SA/NV 271 20,885
Groupe Bruxelles Lambert NV 1,015 69,444
KBC Group NV 821 63,391
Liberty Global Ltd., Class A(a) 2,436 31,083
Shares Value
Sofina SA 49 $ 11,085
Syensqo SA 380 27,774
UCB SA 625 124,432
Umicore SA 6,192 63,851
757,719
Brazil ( 0 .0% ) (b)
Yara International ASA 1,045 27,614
Canada ( 9 .8% )
Agnico Eagle Mines Ltd. 4,939 386,406
Alimentation Couche-Tard, Inc.(c) 6,207 344,236
AltaGas Ltd. 3,100 72,203
Bank of Montreal(c) 4,192 406,966
Bank of Nova Scotia (The)(c) 7,555 405,698
Brookfield Asset Management Ltd., Class A 2,300 124,740
Brookfield Corp., Class A 7,668 440,732
CAE, Inc.(a)(c) 2,964 75,262
Cameco Corp.(c) 5,763 296,319
Canadian Imperial Bank of Commerce 5,923 374,676
Canadian National Railway Co. 3,974 403,551
Canadian Pacific Kansas City Ltd.(c) 6,114 442,690
Canadian Tire Corp. Ltd., Class A 366 38,503
CCL Industries, Inc., Class B 1,091 56,127
Celestica, Inc.(a) 574 52,974
CGI, Inc. 1,729 189,180
Constellation Software, Inc. 143 442,187
Descartes Systems Group, Inc. (The)(a) 332 37,740
Dollarama, Inc.(c) 1,849 180,443
Element Fleet Management Corp. 621 12,554
Emera, Inc.(c) 612 22,876
Empire Co. Ltd., Class A 1,468 44,823
FirstService Corp. 57 10,325
Fortis, Inc. 1,990 82,690
George Weston Ltd. 60 9,331
Gildan Activewear, Inc. 804 37,838
Great-West Lifeco, Inc. 1,804 59,826
Hydro One Ltd.(c)(d) 3,389 104,373
IGM Financial, Inc.. 387 12,360
Intact Financial Corp. 1,104 201,016
Ivanhoe Mines Ltd., Class A(a)(c) 6,312 74,912
Kinross Gold Corp. 12,600 117,020
Loblaw Cos. Ltd. 1,373 180,688
Magna International, Inc. 885 36,990
Manulife Financial Corp. 12,227 375,627
Metro, Inc., Class A 2,309 144,809
National Bank of Canada(c) 1,546 140,936
Nutrien Ltd. 3,157 141,263
Open Text Corp. 1,249 35,347
Power Corp. of Canada(c) 4,424 138,003
RB Global, Inc. 1,251 112,912
Rogers Communications, Inc., Class B 1,357 41,717
Royal Bank of Canada 7,846 946,029
Saputo, Inc. 1,578 27,433
Shopify, Inc., Class A(a) 7,335 780,549
Stantec, Inc. 140 10,984
Sun Life Financial, Inc. 3,731 221,532
Teck Resources Ltd., Class B 6,274 254,373
TELUS Corp. 3,399 46,086
TFI International, Inc. 666 89,995

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Canada (cont’d)
Thomson Reuters Corp.(c) 1,170 $ 187,874
TMX Group Ltd. 1,754 54,031
Toromont Industries Ltd. 595 47,039
Toronto-Dominion Bank (The) 9,717 517,334
West Fraser Timber Co. Ltd. 605 52,421
WSP Global, Inc. 892 156,973
10,301,522
Chile ( 0 .2% )
Antofagasta plc 4,995 99,427
Lundin Mining Corp.(c) 11,247 96,786
196,213
China ( 0 .9% )
BOC Hong Kong Holdings Ltd. 24,500 78,705
ESR Group Ltd.(d) 42,200 64,876
Lenovo Group Ltd. 58,000 75,276
NXP Semiconductors NV 1,352 281,013
Prosus NV 8,496 337,502
Wharf Holdings Ltd. (The) 22,000 61,893
899,265
Denmark ( 2 .3% )
AP Moller - Maersk A/S, Class B 25 41,341
Carlsberg A/S, Class B 362 34,696
Coloplast A/S, Class B(c) 673 73,496
Danske Bank A/S 3,695 104,549
Demant A/S(a) 655 24,038
DSV A/S 874 185,624
Genmab A/S(a) 413 85,621
Jyske Bank A/S 161 11,405
Novo Nordisk A/S, Class B 16,712 1,448,999
Novonesis (Novozymes) B, Class B 2,407 136,311
Pandora A/S 574 105,006
ROCKWOOL A/S, Class B 149 52,818
Tryg A/S 334 7,029
Vestas Wind Systems A/S(a) 3,535 48,160
Zealand Pharma A/S, Class A(a) 237 23,554
2,382,647
Finland ( 0 .8% )
Elisa OYJ 822 35,591
Fortum OYJ 2,419 33,865
Kesko OYJ, Class B 2,123 39,980
Kone OYJ, Class B 1,634 79,551
Metso OYJ 2,906 27,031
Neste OYJ 2,015 25,308
Nokia OYJ 35,311 156,348
Nordea Bank Abp 14,705 159,891
Orion OYJ, Class B 675 29,912
Sampo OYJ, Class A 1,025 41,812
Stora Enso OYJ, Class R 6,971 70,173
UPM-Kymmene OYJ 3,107 85,480
Valmet OYJ 1,749 42,267
Wartsila OYJ Abp 725 12,849
840,058
France ( 7 .0% )
Accor SA 1,121 54,622
Air Liquide SA 3,492 567,609
Alstom SA(a) 1,294 28,899
Shares Value
Amundi SA(d) 124 $ 8,246
Arkema SA 627 47,769
AXA SA 10,501 373,314
BioMerieux 234 25,087
BNP Paribas SA 5,535 339,534
Bouygues SA 2,462 72,785
Bureau Veritas SA 1,907 57,957
Canal+ SADIR(a) 3,038 7,721
Capgemini SE 744 121,882
Carrefour SA(c) 2,651 37,703
Cie de Saint-Gobain SA 4,631 411,105
Cie Generale des Etablissements Michelin
SCA(c) 3,901 128,499
Covivio SA 545 27,527
Credit Agricole SA 5,992 82,489
Danone SA 4,378 295,316
Dassault Systemes SE 3,703 128,498
Eiffage SA 479 42,036
Elis SA 1,242 24,315
Engie SA 10,821 171,609
EssilorLuxottica SA 1,693 413,170
Eurazeo SE 231 17,216
Gecina SA 271 25,391
Getlink SE 2,532 40,404
Hermes International SCA 193 464,212
Ipsen SA 196 22,475
Kering SA 484 119,447
Legrand SA 1,526 148,650
L'Oreal SA 1,268 449,006
Louis Hachette Group(a) 3,038 4,752
LVMH Moet Hennessy Louis Vuitton SE 1,277 840,627
Neoen SA(d) 342 14,071
Nexans SA 230 24,825
Orange SA(c) 10,333 103,053
Pernod Ricard SA 932 105,230
Publicis Groupe SA 1,464 156,198
Renault SA 1,139 55,511
Rexel SA 1,509 38,452
Safran SA 2,022 444,241
Sartorius Stedim Biotech 112 21,892
SCOR SE 1,338 32,764
SEB SA 255 23,112
Societe Generale SA 2,767 77,846
Sodexo SA 575 47,381
Sopra Steria Group 126 22,318
Teleperformance SE 170 14,637
Thales SA 587 84,305
Unibail-Rodamco-Westfield 437 32,918
Veolia Environnement SA 4,168 117,045
Verallia SA(d) 899 22,610
Vinci SA 2,986 308,501
Vivendi SE 3,038 8,097
7,354,879
Germany ( 7 .1% )
adidas AG 912 223,704
Allianz SE 2,111 647,038
Bayerische Motoren Werke AG 1,797 147,015
Bechtle AG(c) 785 25,289
Beiersdorf AG 475 61,011

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Germany (cont’d)
BioNTech SE ADR(a) 452 $ 51,505
Brenntag SE 955 57,257
Carl Zeiss Meditec AG 429 20,228
Commerzbank AG(c) 6,967 113,484
Continental AG 688 46,195
Covestro AG(a) 1,870 112,348
CTS Eventim AG & Co. KGaA(c) 599 50,662
Daimler Truck Holding AG 2,751 105,009
Deutsche Boerse AG 994 228,991
Deutsche Post AG 5,666 199,433
Deutsche Telekom AG 17,531 524,628
E.ON SE 9,231 107,524
Evonik Industries AG 3,106 53,826
GEA Group AG 1,075 53,249
Hannover Rueck SE 325 81,268
HeidelbergCement AG 1,958 241,964
Henkel AG & Co. KGaA 1,094 84,311
Infineon Technologies AG 8,183 266,158
KION Group AG 861 28,415
Knorr-Bremse AG 423 30,825
LEG Immobilien SE 352 29,826
Mercedes-Benz Group AG 4,793 267,108
Merck KGaA 532 77,095
MTU Aero Engines AG 330 110,069
Muenchener Rueckversicherungs-Gesellschaft
AG 762 384,477
Nemetschek SE 594 57,592
Puma SE 124 5,698
SAP SE 5,970 1,461,285
Scout24 SE(d) 421 37,111
Siemens AG 4,468 872,689
Siemens Energy AG(a) 2,913 152,018
Siemens Healthineers AG(d) 1,696 89,948
Symrise AG, Class A 632 67,200
Talanx AG 304 25,869
Volkswagen AG 961 91,731
Vonovia SE 3,794 115,228
Zalando SE(a)(d) 1,740 58,379
7,464,660
Hong Kong ( 1 .2% )
AIA Group Ltd. 54,600 395,792
CK Infrastructure Holdings Ltd. 500 3,718
CLP Holdings Ltd. 9,000 75,670
Hang Seng Bank Ltd. 7,800 95,960
Hong Kong Exchanges & Clearing Ltd. 7,600 288,474
Hongkong Land Holdings Ltd. 1,900 8,455
Link REIT 19,000 80,363
Prudential plc 8,567 68,318
Sino Land Co. Ltd. 44,000 44,472
Sun Hung Kai Properties Ltd. 6,000 57,670
Swire Pacific Ltd., Class A 2,500 22,677
Techtronic Industries Co. Ltd. 6,500 85,784
WH Group Ltd.(d) 44,000 34,048
Wharf Real Estate Investment Co. Ltd. 19,000 48,585
1,309,986
Ireland ( 0 .6% )
AerCap Holdings NV 1,203 115,127
Shares Value
AIB Group plc 7,791 $ 43,015
Bank of Ireland Group plc 4,744 43,273
Glanbia plc 4,563 63,006
Kerry Group plc, Class A 1,358 131,173
Kingspan Group plc 3,028 220,970
616,564
Israel ( 0 .5% )
Bank Hapoalim BM 6,662 80,666
Check Point Software Technologies Ltd.(a) 839 156,641
Mizrahi Tefahot Bank Ltd. 741 32,123
Nice Ltd. ADR(a) 505 85,769
Nova Ltd.(a) 145 28,558
Wix.com Ltd.(a) 426 91,398
475,155
Italy ( 2 .1% )
A2A SpA 11,830 26,285
Amplifon SpA 863 22,214
Banca Monte dei Paschi di Siena SpA 5,533 39,008
Banco BPM SpA 3,600 29,131
Coca-Cola HBC AG 1,283 43,881
Enel SpA 53,685 382,928
FinecoBank Banca Fineco SpA 3,242 56,385
Generali 7,036 198,750
Hera SpA 6,143 21,839
Infrastrutture Wireless Italiane SpA(d) 2,149 21,849
Interpump Group SpA 1,134 50,111
Intesa Sanpaolo SpA 98,368 393,618
Mediobanca Banca di Credito Finanziario SpA 2,258 32,921
Moncler SpA 1,250 66,009
Nexi SpA(a)(c)(d) 3,234 17,956
Poste Italiane SpA(d) 2,962 41,789
PRADA SpA 6,000 46,468
Prysmian SpA 1,885 120,396
Recordati Industria Chimica e Farmaceutica
SpA 687 36,008
Reply SpA 153 24,312
Snam SpA 15,654 69,352
Telecom Italia SpA(a)(c) 113,224 28,922
Terna - Rete Elettrica Nazionale 10,723 84,638
UniCredit SpA 9,873 393,993
2,248,763
Japan ( 17 .2% )
Advantest Corp. 5,200 303,979
Aeon Co. Ltd. 4,400 103,327
AGC, Inc.(c) 3,600 105,818
Aisin Corp. 5,000 56,484
Ajinomoto Co., Inc. 3,800 155,821
ANA Holdings, Inc. 1,900 34,602
Asahi Group Holdings Ltd. 11,300 119,000
Asics Corp. 2,400 47,437
Astellas Pharma, Inc. 7,900 77,044
Bandai Namco Holdings, Inc. 2,500 60,043
Bridgestone Corp.(c) 2,900 98,421
Canon, Inc.(c) 6,300 206,643
Capcom Co. Ltd. 1,600 35,326
Central Japan Railway Co. 2,100 39,572
Chugai Pharmaceutical Co. Ltd. 4,700 209,065
Dai Nippon Printing Co. Ltd. 4,900 69,119

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Japan (cont’d)
Daifuku Co. Ltd. 1,700 $ 35,654
Dai-ichi Life Holdings, Inc. 3,200 86,129
Daiichi Sankyo Co. Ltd. 10,300 284,887
Daikin Industries Ltd. 1,200 142,312
Daito Trust Construction Co. Ltd. 100 11,170
Daiwa House Industry Co. Ltd. 4,500 138,937
Daiwa Securities Group, Inc. 13,800 91,915
Denso Corp. 8,000 112,593
Dentsu Group, Inc.(c) 1,800 43,609
Disco Corp. 500 135,784
East Japan Railway Co. 4,600 81,712
Ebara Corp.(c) 2,000 31,275
FANUC Corp. 4,600 122,057
Fast Retailing Co. Ltd. 900 307,846
Fuji Electric Co. Ltd. 1,700 92,463
FUJIFILM Holdings Corp. 7,200 151,418
Fujitsu Ltd. 8,500 151,233
Hankyu Hanshin Holdings, Inc. 1,800 47,098
Hoya Corp. 2,000 251,867
Hulic Co. Ltd.(c) 6,300 54,854
Isuzu Motors Ltd. 7,000 96,028
ITOCHU Corp. 5,700 283,723
Japan Airlines Co. Ltd. 1,700 26,930
Japan Exchange Group, Inc. 3,100 34,872
Japan Post Bank Co. Ltd. 5,700 54,140
Kao Corp.(c) 2,700 109,617
Kawasaki Heavy Industries Ltd. 700 32,387
KDDI Corp. 9,400 301,216
Keisei Electric Railway Co. Ltd. 2,700 24,341
Keyence Corp. 1,200 492,904
Kikkoman Corp. 9,300 104,174
Kirin Holdings Co. Ltd.(c) 2,700 35,160
Komatsu Ltd. 5,600 154,819
Kubota Corp.(c) 6,200 72,464
Kyocera Corp. 8,600 86,112
Kyowa Kirin Co. Ltd. 1,800 27,175
LY Corp. 29,200 77,832
M3, Inc. 3,000 26,636
Makita Corp. 1,700 52,325
Marubeni Corp. 5,500 83,630
MEIJI Holdings Co. Ltd. 1,500 30,516
MinebeaMitsumi, Inc. 3,400 55,523
Mitsubishi Chemical Group Corp. 14,100 71,663
Mitsubishi Electric Corp. 13,900 237,372
Mitsubishi Estate Co. Ltd. 8,900 124,468
Mitsubishi HC Capital, Inc. 12,500 82,780
Mitsubishi Heavy Industries Ltd. 18,400 259,959
Mitsubishi UFJ Financial Group, Inc. 65,000 762,592
Mitsui Fudosan Co. Ltd. 19,000 153,357
Mizuho Financial Group, Inc. 14,800 364,298
MS&AD Insurance Group Holdings, Inc. 9,000 197,280
Murata Manufacturing Co. Ltd. 11,200 182,188
NEC Corp. 900 78,477
Nidec Corp. 4,700 85,281
Nintendo Co. Ltd. 5,600 329,711
Nippon Paint Holdings Co. Ltd. 7,300 47,485
Nippon Telegraph & Telephone Corp. 131,600 132,148
Nissin Foods Holdings Co. Ltd. 1,100 26,727
Shares Value
Nitori Holdings Co. Ltd. 100 $ 11,843
Nitto Denko Corp. 3,300 56,208
Nomura Holdings, Inc. 24,900 147,379
Nomura Research Institute Ltd. 2,000 59,220
NTT Data Group Corp. 2,500 48,143
Obayashi Corp. 3,000 39,906
Olympus Corp. 8,800 132,578
Omron Corp. 1,100 37,423
Oracle Corp. Japan 100 9,632
Oriental Land Co. Ltd. 4,100 89,168
ORIX Corp. 7,300 158,114
Osaka Gas Co. Ltd. 3,400 74,766
Otsuka Corp. 3,400 77,985
Otsuka Holdings Co. Ltd.(c) 2,200 120,245
Panasonic Holdings Corp. 11,100 115,907
Rakuten Group, Inc.(a) 5,900 32,206
Recruit Holdings Co. Ltd. 9,400 665,817
Renesas Electronics Corp.(a) 10,500 136,568
Resona Holdings, Inc. 16,000 116,381
SCREEN Holdings Co. Ltd. 200 12,063
Secom Co. Ltd. 1,500 51,184
Sekisui Chemical Co. Ltd. 4,500 77,648
Sekisui House Ltd. 5,400 129,796
Shin-Etsu Chemical Co. Ltd. 10,700 360,146
Shionogi & Co. Ltd. 3,600 50,770
SMC Corp. 300 118,555
SoftBank Corp. 195,200 246,753
SoftBank Group Corp. 6,100 356,087
Sompo Holdings, Inc. 5,400 141,362
Sony Group Corp. 37,500 802,933
Sumitomo Electric Industries Ltd. 7,000 126,947
Sumitomo Mitsui Financial Group, Inc. 22,700 543,028
Sumitomo Mitsui Trust Group, Inc. 3,400 79,779
Suntory Beverage & Food Ltd.(c) 1,700 54,162
Sysmex Corp. 2,600 48,193
T&D Holdings, Inc. 2,700 49,858
Takeda Pharmaceutical Co. Ltd. 10,000 265,722
TDK Corp. 10,800 142,254
Terumo Corp. 7,800 151,791
Toho Co. Ltd. 300 11,734
Tokio Marine Holdings, Inc. 10,300 374,962
Tokyo Electron Ltd. 2,400 368,896
Tokyo Gas Co. Ltd. 3,500 97,207
Tokyu Corp. 3,500 37,548
TOPPAN Holdings, Inc. 2,700 72,225
Toray Industries, Inc. 14,300 91,019
Toyota Industries Corp. 800 65,410
Toyota Motor Corp. 59,200 1,183,661
Trend Micro, Inc.(a) 1,300 70,781
Unicharm Corp. 3,000 24,834
West Japan Railway Co. 3,400 60,439
Yamaha Motor Co. Ltd.(c) 6,300 56,235
Yaskawa Electric Corp. 900 23,263
ZOZO, Inc. 1,300 40,460
18,012,018
Jordan ( 0 .0% ) (b)
Hikma Pharmaceuticals plc 1,287 32,111

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Luxembourg ( 0 .1% )
Eurofins Scientific SE 1,532 $ 78,251
Netherlands ( 3 .2% )
Aalberts NV 1,336 47,523
ABN AMRO Bank NV CVA(d) 2,308 35,598
Adyen NV(a)(d) 135 200,950
Aegon Ltd. 6,100 36,143
Akzo Nobel NV 788 47,310
Argenx SE(a) 316 196,397
ASM International NV 268 155,127
ASML Holding NV 2,120 1,490,427
ASR Nederland NV 216 10,243
BE Semiconductor Industries NV 453 62,081
Euronext NV(d) 471 52,838
Havas NV(a) 3,038 5,106
IMCD NV 345 51,282
ING Groep NV 15,368 240,854
JDE Peet's NV 1,002 17,157
Koninklijke Ahold Delhaize NV 6,728 219,460
Koninklijke KPN NV 22,838 83,153
Koninklijke Vopak NV 1,003 44,156
NN Group NV 490 21,353
Universal Music Group NV 5,139 131,590
Wolters Kluwer NV 1,566 260,191
3,408,939
New Zealand ( 0 .2% )
Auckland International Airport Ltd. 10,082 49,076
Fisher & Paykel Healthcare Corp. Ltd. 1,463 31,432
Meridian Energy Ltd. 6,375 21,080
Xero Ltd.(a) 600 62,598
164,186
Norway ( 0 .6% )
DNB Bank ASA 5,111 101,875
Gjensidige Forsikring ASA 1,538 27,157
Kongsberg Gruppen ASA 792 89,056
Mowi ASA 4,649 79,536
Norsk Hydro ASA 19,064 104,737
Orkla ASA 8,633 74,587
Salmar ASA 708 33,617
Schibsted ASA, Class A 1,341 41,467
Telenor ASA 5,736 63,944
615,976
Portugal ( 0 .1% )
EDP SA 15,680 50,205
Jeronimo Martins SGPS SA 2,254 43,077
93,282
Singapore ( 1 .3% )
DBS Group Holdings Ltd. 11,250 360,158
Grab Holdings Ltd., Class A(a) 9,111 43,004
Oversea-Chinese Banking Corp. Ltd. 18,900 230,982
Sea Ltd. ADR(a) 1,562 165,728
Singapore Airlines Ltd. 14,000 66,020
Singapore Exchange Ltd. 5,700 53,175
Singapore Technologies Engineering Ltd. 13,600 46,407
Singapore Telecommunications Ltd. 55,900 126,073
STMicroelectronics NV 3,079 76,794
Shares Value
United Overseas Bank Ltd. 7,600 $ 202,181
1,370,522
South Africa ( 0 .4% )
Anglo American plc 12,726 376,625
South Korea ( 3 .0% )
Delivery Hero SE(a)(d) 1,080 30,340
Doosan Enerbility Co. Ltd.(a) 5,110 60,918
Hana Financial Group, Inc. 2,395 92,406
HD Hyundai Electric Co. Ltd. 131 33,992
HMM Co. Ltd.(a) 2,499 29,978
Hyundai Mobis Co. Ltd. 647 103,940
Hyundai Motor Co. 860 123,846
Kakao Corp. 1,260 32,695
KB Financial Group, Inc. 2,137 120,339
Kia Corp. 1,694 115,875
Krafton, Inc.(a) 207 43,941
LG Chem Ltd.(a) 596 101,213
LG Electronics, Inc. 724 41,065
LG Energy Solution Ltd.(a) 439 103,775
Meritz Financial Group, Inc.(a) 518 36,594
NAVER Corp.(a) 961 129,839
POSCO Holdings, Inc. 780 134,314
Samsung Biologics Co. Ltd.(a)(d) 85 54,794
Samsung C&T Corp.(a) 442 34,468
Samsung Electro-Mechanics Co. Ltd.(a) 375 31,536
Samsung Electronics Co. Ltd. 31,594 1,141,732
Samsung Heavy Industries Co. Ltd.(a) 4,210 32,315
Samsung Life Insurance Co. Ltd.(a) 437 28,141
Samsung SDS Co. Ltd.(a) 246 21,356
Shinhan Financial Group Co. Ltd. 2,964 95,938
SK Hynix, Inc. 3,188 376,587
SK Square Co. Ltd.(a) 434 23,378
3,175,315
Spain ( 2 .1% )
Aena SME SA(d) 456 93,241
Amadeus IT Group SA(c) 2,377 167,923
Banco Bilbao Vizcaya Argentaria SA 27,484 269,092
Banco de Sabadell SA 12,443 24,193
Banco Santander SA 82,643 382,187
Bankinter SA 6,449 51,037
CaixaBank SA 21,600 117,152
Cellnex Telecom SA(d) 2,956 93,421
Grifols SA(a)(c) 2,543 24,097
Iberdrola SA 34,714 478,248
Industria de Diseno Textil SA 5,649 290,469
Naturgy Energy Group SA 1,104 26,737
Redeia Corp. SA 2,414 41,259
Telefonica SA(c) 29,274 119,384
2,178,440
Sweden ( 2 .6% )
AddTech AB, Class B 1,188 32,342
Alfa Laval AB 1,694 70,829
Assa Abloy AB, Class B 5,767 170,344
Atlas Copco AB, Class A 22,558 344,267
Beijer Ref AB, Class B(c) 3,075 45,331
Boliden AB 3,861 108,357
Castellum AB(a) 4,475 48,759

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Sweden (cont’d)
Epiroc AB, Class A 5,585 $ 97,199
EQT AB(c) 2,192 60,645
Essity AB, Class B 3,099 82,826
H & M Hennes & Mauritz AB, Class B(c) 3,517 47,396
Hexagon AB, Class B 12,888 123,011
Holmen AB, Class B 632 23,203
Husqvarna AB, Class B(c) 2,620 13,673
Industrivarden AB, Class A 1,494 47,181
Indutrade AB 1,593 39,883
Investment AB Latour, Class B 406 10,124
Investor AB, Class B 10,626 281,117
L E Lundbergforetagen AB, Class B 461 20,875
Lifco AB, Class B 1,302 37,728
Nibe Industrier AB, Class B(c) 14,472 56,560
Saab AB, Class B 1,315 27,777
Sagax AB, Class B 1,157 23,655
Sandvik AB 6,226 111,590
Skandinaviska Enskilda Banken AB, Class A 8,284 113,397
Skanska AB, Class B 1,491 31,359
SKF AB, Class B 2,313 43,401
SSAB AB, Class A 14,335 58,266
Svenska Cellulosa AB SCA, Class B 4,286 54,409
Svenska Handelsbanken AB, Class A 5,965 61,570
Sweco AB, Class B 727 10,822
Swedbank AB, Class A 4,886 96,405
Swedish Orphan Biovitrum AB(a) 1,094 31,385
Tele2 AB, Class B 1,354 13,370
Telia Co. AB 10,389 28,799
Trelleborg AB, Class B 1,361 46,573
Volvo AB, Class B 10,044 243,841
2,758,269
Switzerland ( 5 .2% )
ABB Ltd. 8,958 484,347
Adecco Group AG 1,267 31,216
Avolta AG 323 12,934
Bachem Holding AG(c) 182 11,611
Baloise Holding AG 493 89,143
Barry Callebaut AG(c) 5 6,633
Belimo Holding AG 119 78,608
BKW AG 136 22,508
Chocoladefabriken Lindt & Spruengli AG 1 110,187
Cie Financiere Richemont SA 2,446 371,664
DSM-Firmenich AG 833 84,319
Emmi AG 2 1,622
Flughafen Zurich AG 188 45,076
Geberit AG 352 199,591
Georg Fischer AG 944 71,407
Givaudan SA 42 183,540
Helvetia Holding AG 191 31,442
Julius Baer Group Ltd. 1,039 67,156
Kuehne + Nagel International AG 268 61,363
Logitech International SA 630 52,091
Lonza Group AG 381 224,935
Novartis AG 10,136 990,649
On Holding AG, Class A(a) 1,394 76,349
Partners Group Holding AG 96 130,109
PSP Swiss Property AG 301 42,751
Schindler Holding AG 343 93,540
Shares Value
SFS Group AG 78 $ 10,795
SGS SA 987 98,836
Sika AG 799 189,989
Sonova Holding AG 266 86,845
Straumann Holding AG 406 51,111
Swatch Group AG (The), Class BR 182 33,089
Swiss Life Holding AG 133 102,525
Swiss Prime Site AG 508 55,303
Swisscom AG 132 73,378
TE Connectivity plc 1,909 272,930
Temenos AG 528 37,292
UBS Group AG 14,106 431,006
VAT Group AG(d) 173 65,346
Zurich Insurance Group AG 684 406,081
5,489,317
Taiwan ( 6 .5% )
Accton Technology Corp. 3,000 70,735
Advantech Co. Ltd. 1,099 11,615
ASE Technology Holding Co. Ltd. 20,000 98,827
Cathay Financial Holding Co. Ltd. 69,000 143,748
Chang Hwa Commercial Bank Ltd. 65,712 35,778
Chunghwa Telecom Co. Ltd. 20,000 75,340
CTBC Financial Holding Co. Ltd. 99,000 118,071
Delta Electronics, Inc. 9,000 118,181
E Ink Holdings, Inc. 5,000 41,636
E.Sun Financial Holding Co. Ltd. 28,000 23,017
Eva Airways Corp. 45,000 60,875
Evergreen Marine Corp. Taiwan Ltd. 10,000 68,630
Far EasTone Telecommunications Co. Ltd. 21,000 57,265
Fubon Financial Holding Co. Ltd. 64,470 177,573
Gigabyte Technology Co. Ltd. 3,000 24,936
Global Unichip Corp. 1,000 41,483
Hotai Motor Co. Ltd. 1,020 19,258
Inventec Corp. 18,000 27,507
Lite-On Technology Corp. 12,000 36,420
MediaTek, Inc. 8,000 345,285
Mega Financial Holding Co. Ltd. 77,819 91,860
Nanya Technology Corp.(a) 60,000 53,531
Novatek Microelectronics Corp. 2,000 30,624
Quanta Computer, Inc. 20,000 175,083
Realtek Semiconductor Corp. 1,000 17,325
Taishin Financial Holding Co. Ltd. 93,045 49,383
Taiwan Mobile Co. Ltd. 18,000 62,316
Taiwan Semiconductor Manufacturing Co. Ltd. 126,000 4,131,526
TCC Group Holdings Co. Ltd. 128,000 123,766
Unimicron Technology Corp. 15,000 64,512
Uni-President Enterprises Corp. 48,000 118,446
United Microelectronics Corp. 94,000 123,433
Wan Hai Lines Ltd. 28,000 69,264
Yang Ming Marine Transport Corp. 26,000 60,034
Yuanta Financial Holding Co. Ltd. 90,291 93,639
6,860,922
United Kingdom ( 10 .3% )
3i Group plc 5,389 240,445
Admiral Group plc 1,110 36,741
Ashtead Group plc 3,182 197,783
Associated British Foods plc 2,874 73,506
AstraZeneca plc 8,431 1,104,873

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
United Kingdom (cont’d)
Auto Trader Group plc(d) 6,284 $ 62,385
Aviva plc 16,625 97,571
B&M European Value Retail SA 6,169 28,343
BAE Systems plc 22,676 326,037
Barclays plc 68,887 231,252
Barratt Redrow plc 7,217 39,763
Beazley plc 1,624 16,600
Berkeley Group Holdings plc 754 36,813
British Land Co. plc (The) 5,058 22,821
BT Group plc 47,052 84,852
Bunzl plc 2,202 90,860
Centrica plc 19,171 32,064
Coca-Cola Europacific Partners plc 1,828 140,409
Compass Group plc 13,477 449,129
ConvaTec Group plc(d) 11,770 32,593
Croda International plc 838 35,512
DCC plc 1,426 91,760
Diageo plc 14,834 471,231
Diploma plc 689 36,659
DS Smith plc 9,036 61,312
Halma plc 4,053 136,439
Hargreaves Lansdown plc 2,115 29,072
Howden Joinery Group plc 3,566 35,424
HSBC Holdings plc 100,922 992,181
IMI plc 554 12,630
Informa plc 11,512 115,064
InterContinental Hotels Group plc 1,336 166,484
Intermediate Capital Group plc 1,795 46,426
International Consolidated Airlines Group SA 6,943 26,241
Intertek Group plc 1,282 75,881
Investec plc 3,637 24,769
J Sainsbury plc 13,319 45,620
JD Sports Fashion plc 10,207 12,254
Kingfisher plc 14,759 45,952
Land Securities Group plc 3,788 27,694
Legal & General Group plc 37,823 108,812
Lloyds Banking Group plc 397,284 272,454
London Stock Exchange Group plc 2,408 340,195
LondonMetric Property plc 11,271 25,412
M&G plc 16,635 41,203
Marks & Spencer Group plc 7,566 35,567
Melrose Industries plc 9,771 67,743
National Grid plc 28,932 344,090
NatWest Group plc 30,800 155,044
Next plc 852 101,307
Pearson plc 3,433 55,097
Persimmon plc 1,634 24,506
Phoenix Group Holdings plc 9,787 62,487
Reckitt Benckiser Group plc 3,324 201,116
RELX plc 13,454 611,235
Rentokil Initial plc 14,261 71,556
Rightmove plc 5,122 41,154
Sage Group plc (The) 6,967 111,031
Schroders plc 10,390 42,091
Segro plc 8,279 72,676
Severn Trent plc 1,787 56,108
Smith & Nephew plc 6,154 76,379
Smiths Group plc 2,613 56,232
Shares Value
Spirax Group plc 770 $ 66,080
SSE plc 6,717 134,881
Standard Chartered plc 12,794 158,342
Subsea 7 SA 2,084 32,972
Taylor Wimpey plc 20,025 30,610
Tesco plc 55,866 257,584
Tritax Big Box REIT plc 14,129 23,472
Unilever plc 14,161 806,277
UNITE Group plc (The) 2,460 24,838
United Utilities Group plc 5,131 67,543
Vodafone Group plc 132,741 113,500
Weir Group plc (The) 1,891 51,703
Whitbread plc 1,522 56,133
Wise plc, Class A(a) 6,015 80,272
WPP plc 8,644 89,536
10,800,683
United States ( 8 .3% )
Alcon AG 2,667 225,985
BP plc 105,148 517,325
Chubb Ltd. 1,680 464,184
CSL Ltd. 3,226 562,240
CyberArk Software Ltd.(a) 371 123,599
Experian plc 5,456 235,306
Ferrovial SE 2,967 124,779
Flex Ltd.(a) 2,959 113,596
Garmin Ltd. 762 157,170
GFL Environmental, Inc.(c) 1,487 66,289
GSK plc 24,475 412,571
Haleon plc 36,684 173,320
Holcim AG 3,893 374,737
ICON plc(a) 575 120,583
James Hardie Industries plc CDI(a) 7,244 224,497
Monday.com Ltd.(a) 321 75,576
Nestle SA 14,391 1,187,370
QIAGEN NV(a) 1,322 58,869
Roche Holding AG 3,666 1,032,079
Sanofi SA 6,763 656,691
Schneider Electric SE 3,201 798,766
Spotify Technology SA(a) 722 323,008
Stellantis NV 9,555 124,610
Swiss Re AG 1,373 198,488
Waste Connections, Inc. 1,826 313,257
8,664,895
Total Common Stocks
(Cost $96,236,973) 104,535,860
No. of
Warrants
Warrants (0.0%)(b)
Canada (
0.0%
)(b)
Constellation Software, Inc.
Expires 03/31/2040 (a)
(
Cost $0
) 97 –

Morgan Stanley ETF Trust
Calvert International Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Short-Term Investments ( 2 .3% )
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42%(e)
(Cost $104,434)
104,434 $ 104,434
Security held as Collateral on Loaned Securities ( 2 .2% )
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42%(e)
(Cost $2,349,974)
2,349,974 2,349,974
Total Short-Term Investments
(Cost $2,454,408)
2,454,408
Total Investments ( 101 .9% )
(Cost $ 98,691,381 ) (f) 106,990,268
Liabilities in Excess of Other Assets
(
-1.9%
) (2,039,614)
NET ASSETS (100.0%) $104,950,654
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management.
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $4,187,116 and $4,433,747, respectively. The Fund received cash collateral of $2,349,974, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $2,083,773 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $60 relating to the Fund’s investment in the Liquidity Fund.
(f) At December 31, 2024, the aggregate cost for federal income tax purposes is $98,691,381. The aggregate gross unrealized
appreciation is $14,126,616 and the aggregate gross unrealized depreciation is $5,827,729, resulting in net unrealized appreciation of $8,298,887.
ADR American Depositary Receipt
CDI CREST Depository Interest
CVA Dutch Certification
REIT Real Estate Investment Trust

Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 65 .6%
Banks 13 .2
Semiconductors & Semiconductor Equipment 8 .2
Pharmaceuticals 6 .7
Insurance 6 .3
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (93.9%)
Asset-Backed Securities ( 17 .4% )
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) $ 469,558 $ 475,239
2024-B
5.12%, 9/15/32(a) 443,088 443,675
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 139,268 141,180
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 208,000 209,618
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 875,000 878,473
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 2,500,000 2,506,417
Chesapeake Funding II LLC,
2024-1A
SOFR30A + 0.77%,
5.37%, 5/15/36(a)(b) 178,911 179,346
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 255,000 254,212
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 992,576 1,005,231
DB Master Finance LLC,
2019-1A
4.02%, 5/20/49(a) 135,493 133,644
2021-1A
2.05%, 11/20/51(a) 446,200 422,749
Dell Equipment Finance Trust,
2023-2
5.84%, 1/22/29(a) 17,715 17,737
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 235,000 235,983
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 94,443 94,646
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 1,368,063 1,364,353
2018-1A
4.12%, 7/25/48(a) 710,625 706,665
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 1,048,520 1,039,938
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 170,428 171,324
2024-2
5.74%, 12/20/26(a) 200,000 201,737
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 147,136 149,910
Face
Amount Value
2024-2A
5.89%, 6/15/30(a) $ 72,266 $ 73,172
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 112,347 112,952
GM Financial Consumer Automobile Receivables Trust,
2023-4
5.89%, 11/16/26 63,539 63,771
J.P. Morgan Mortgage Trust,
2023-HE2
SOFR30A + 1.70%,
6.30%, 3/20/54(a)(b) 82,229 82,990
2024-HE1
SOFR30A + 1.50%,
6.10%, 8/25/54(a)(b) 1,852,066 1,863,956
2024-HE2
SOFR30A + 1.20%,
5.80%, 10/20/54(a)(b) 213,718 215,069
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 10,373 10,377
2023-2A
5.93%, 6/15/27(a) 66,877 67,049
2023-3A
6.12%, 9/15/27(a) 144,511 145,290
Lendbuzz Securitization Trust,
2023-1A
6.92%, 8/15/28(a) 681,007 692,165
2023-2A
7.09%, 10/16/28(a) 747,613 761,812
2023-3A
7.50%, 12/15/28(a) 349,805 358,885
2024-1A
6.19%, 8/15/29(a) 127,959 129,384
2024-3A
4.97%, 10/15/29(a) 250,000 250,056
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) 207,000 209,593
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
7.00%, 7/25/50(a)(b) 106,959 108,156
Octane Receivables Trust,
2023-1A
5.87%, 5/21/29(a) 35,111 35,278
2024-2A
5.80%, 7/20/32(a) 432,370 437,263
2024-3A
4.94%, 5/20/30(a) 2,000,000 2,004,099
2024-RVM1
5.01%, 1/22/46(a) 525,000 524,825
Onemain Direct Auto Receivables Trust,
2022-1A
5.07%, 6/14/29(a) 400,000 401,066
OneMain Financial Issuance Trust,
2022-S1
4.13%, 5/14/35(a) 2,250,000 2,236,953

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (17.4%) (cont’d)
Oportun Funding Trust,
2024-3
5.26%, 8/15/29(a) $ 852,508 $ 853,443
Oportun Issuance Trust,
2024-1A
6.33%, 4/8/31(a) 1,771,398 1,775,109
2024-1A
6.55%, 4/8/31(a) 317,000 318,703
Oscar US Funding XV LLC,
2023-1A
6.07%, 9/10/26(a) 154,400 154,941
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 154,374 154,898
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 206,000 205,747
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 395,385 395,710
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 450,000 454,287
2024-2A
4.74%, 4/20/27(a) 270,000 269,492
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.70%, 7/25/51(a)(b) 523,134 523,010
2021-1A
CME Term SOFR 1 Month + 2.61%,
6.95%, 7/25/51(a)(b) 655,495 660,883
2021-1A
CME Term SOFR 1 Month + 6.01%,
10.35%, 7/25/51(a)(b) 213,183 219,351
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 32,124 32,199
2024-1A
6.12%, 8/15/29(a) 311,343 312,295
Reach ABS Trust,
2023-1A
7.05%, 2/18/31(a) 12,156 12,177
2024-2A
5.88%, 7/15/31(a) 809,465 813,659
Santander Bank Auto Credit-Linked Notes,
2022-B
11.91%, 8/16/32(a) 950,000 972,402
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 63,994 64,137
Stack Infrastructure Issuer LLC,
2020-1A
1.89%, 8/25/45(a) 312,000 305,676
Taco Bell Funding LLC,
2016-1A
4.97%, 5/25/46(a) 2,503,125 2,500,185
Face
Amount Value
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) $ 1,345,000 $ 1,384,701
2022-3A
8.95%, 4/15/29(a) 500,000 515,178
2023-1A
7.58%, 4/15/29(a) 22,812 23,020
Tricolor Auto Securitization Trust,
2024-2A
6.36%, 12/15/27(a) 156,805 158,032
2024-3A
5.22%, 6/15/28(a) 643,153 645,232
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) 800,000 781,367
Wendy's Funding LLC,
2019-1A
3.78%, 6/15/49(a) 177,984 173,997
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 156,000 156,358
36,252,427
Commercial Mortgage-Backed Securities ( 8 .9% )
BPR Trust
CME Term SOFR 1 Month + 1.90%,
6.30%, 4/15/37(a)(b) 905,000 910,838
CME Term SOFR 1 Month + 3.00%,
7.40%, 5/15/39(a)(b) 150,000 150,787
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.06%,
5.46%, 9/15/36(a)(b) 425,000 424,278
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.55%,
5.95%, 12/15/37(a)(b) 286,543 286,878
CME Term SOFR 1 Month + 2.05%,
6.45%, 12/15/37(a)(b) 288,000 288,336
CENT Trust
CME Term SOFR 1 Month + 2.62%,
7.02%, 9/15/38(a)(b) 595,000 599,462
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
5.57%, 12/25/41(a)(b) 69,532 69,721
SOFR30A + 2.95%,
7.51%, 6/25/42(a)(b) 295,448 305,560
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
5.59%, 7/15/38(a)(b) 484,435 485,638
CME Term SOFR 1 Month + 1.49%,
5.89%, 7/15/38(a)(b) 792,712 794,678
FHLMC STACR REMIC Trust
SOFR30A + 1.35%,
5.92%, 2/25/44(a)(b) 108,475 108,997
FHLMC, REMIC
SOFR30A + 0.51%,
5.11%, 1/15/42(b) 246,703 244,938
SOFR30A + 0.66%,
5.26%, 4/15/36(b) 204,930 203,040

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (8.9%) (cont’d)
SOFR30A + 1.10%,
5.67%, 5/25/54(b) $ 842,474 $ 842,923
SOFR30A + 1.20%,
5.77%, 3/25/54(b) 2,286,132 2,305,517
SOFR30A + 1.25%,
5.82%, 3/25/54(b) 689,685 691,667
SOFR30A + 1.43%,
6.00%, 12/25/54(b) 2,951,377 2,955,813
FNMA, REMIC
SOFR30A + 0.36%,
4.93%, 6/25/36(b) 176,441 175,004
SOFR30A + 0.65%,
5.22%, 2/25/38(b) 224,466 223,564
SOFR30A + 1.05%,
5.62%, 12/25/54(b) 978,691 974,256
Hawaii Hotel Trust
CME Term SOFR 1 Month + 1.45%,
5.85%, 5/15/38(a)(b) 250,000 250,532
HILT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
6.34%, 5/15/37(a)(b) 605,000 607,268
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.04%, 6/15/41(a)(b) 960,600 966,002
J.P. Morgan Chase Commercial Mortgage Securities Trust
CME Term SOFR 1 Month + 1.41%,
5.81%, 4/15/38(a)(b) 100,000 100,094
Marlette Funding Trust
6.50%, 4/15/33(a) 376,803 379,408
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
5.31%, 4/15/38(a)(b) 167,591 167,749
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.04%, 3/15/39(a)(b) 910,000 913,981
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.99%, 12/15/39(a)(b) 737,000 739,763
Reach Abs Trust
6.30%, 2/18/31(a) 144,484 145,750
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.35%, 10/15/41(a)(b) 605,000 608,585
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.99%, 6/15/39(a)(b) 610,000 610,769
18,531,796
Corporate Bonds ( 56 .5% )
Automobiles (1.5%)
General Motors Co.
6.13%, 10/1/25 171,000 172,377
Hyundai Capital America
1.50%, 6/15/26(a) 75,000 71,445
5.45%, 6/24/26(a)(c) 400,000 402,943
5.80%, 6/26/25(a) 971,000 974,684
5.81%, 11/3/25(a)(b) 500,000 503,050
Face
Amount Value
Volkswagen Group of America Finance LLC
4.90%, 8/14/26(a) $ 700,000 $ 697,733
5.30%, 3/20/26(a)(b) 250,000 249,947
3,072,179
Banks (23.8%)
Australia & New Zealand Banking Group Ltd.
5.03%, 3/18/26(a)(b) 250,000 250,638
Banco Bilbao Vizcaya Argentaria SA
5.86%, 9/14/26(b) 1,933,000 1,944,214
Banco Santander SA
2.75%, 5/28/25 450,000 445,778
5.15%, 8/18/25 1,000,000 1,001,203
Bank of America Corp.
3.38%, 4/2/26(b) 400,000 398,494
3.95%, 4/21/25(c) 200,000 199,481
4.83%, 7/22/26(b) 5,345,000 5,346,035
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 1,500,000 1,512,756
BNP Paribas SA
3.38%, 1/9/25(a)(c) 1,000,000 999,757
BPCE SA
4.50%, 3/15/25(a) 275,000 274,519
5.03%, 1/15/25(a) 555,000 555,051
5.15%, 1/14/25(a)(b) 500,000 500,066
Capital One NA
2.28%, 1/28/26(b) 3,035,000 3,028,284
Citigroup, Inc.
3.11%, 4/8/26(b)(c) 2,225,000 2,214,553
3.88%, 3/26/25 250,000 249,364
5.19%, 1/25/26(b) 550,000 550,370
5.61%, 9/29/26(b) 2,000,000 2,011,388
Danske Bank A/S
6.47%, 1/9/26(a)(b)(c) 1,000,000 1,000,218
HSBC Holdings plc
3.00%, 3/10/26(b)(c) 1,000,000 996,144
Intesa Sanpaolo SpA
7.00%, 11/21/25(a) 1,350,000 1,373,361
JPMorgan Chase & Co.
2.08%, 4/22/26(b)(c) 1,100,000 1,090,699
4.08%, 4/26/26(b) 3,145,000 3,137,279
KeyBank NA
4.15%, 8/8/25(c) 1,525,000 1,517,599
KeyCorp
5.73%, 5/23/25(b) 470,000 470,430
Lloyds Banking Group plc
4.45%, 5/8/25 250,000 249,591
National Bank of Canada
5.25%, 1/17/25 250,000 250,059
5.54%, 7/2/27(b) 300,000 301,155
5.60%, 7/2/27(b)(c) 250,000 252,840
PNC Financial Services Group, Inc. (The)
5.81%, 6/12/26(b) 1,358,000 1,363,922
Royal Bank of Canada
4.95%, 4/25/25(c) 140,000 140,194
Santander Holdings USA, Inc.
5.81%, 9/9/26(b) 1,141,000 1,147,444
Santander UK Group Holdings plc
6.83%, 11/21/26(b) 1,535,000 1,557,418

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (56.5%) (cont’d)
Societe Generale SA
2.63%, 1/22/25(a)(c) $ 2,000,000 $ 1,997,308
5.25%, 2/19/27(a) 1,050,000 1,050,824
5.52%, 1/19/28(a)(b) 225,000 225,843
Swedbank AB
6.14%, 9/12/26(a) 218,000 222,768
Synovus Financial Corp.
5.20%, 8/11/25 1,982,000 1,981,229
Truist Financial Corp.
4.26%, 7/28/26(b) 2,050,000 2,042,504
UniCredit SpA
2.57%, 9/22/26(a)(b) 475,000 465,911
Wells Fargo & Co.
2.16%, 2/11/26(b) 570,000 568,289
3.00%, 2/19/25 75,000 74,796
3.91%, 4/25/26(b) 4,025,000 4,013,300
4.54%, 8/15/26(b)(c) 720,000 718,738
49,691,814
Biotechnology (0.0%)(d)
Amgen, Inc.
5.25%, 3/2/25 80,000 80,050
Capital Markets (4.1%)
Apollo Management Holdings LP
4.40%, 5/27/26(a) 75,000 74,452
Charles Schwab Corp. (The)
3.85%, 5/21/25 75,000 74,807
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 449,000 452,591
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25(c) 300,000 299,835
5.80%, 8/10/26(b) 4,075,000 4,098,856
HAT Holdings I LLC
3.38%, 6/15/26(a) 1,385,000 1,343,000
8.00%, 6/15/27(a) 860,000 897,126
Macquarie Bank Ltd.
5.39%, 12/7/26(a)(c) 120,000 121,862
UBS AG
1.38%, 1/13/25(a) 600,000 599,425
3.70%, 2/21/25 425,000 424,177
7.95%, 1/9/25(c) 250,000 250,121
8,636,252
Chemicals (1.0%)
Celanese US Holdings LLC
6.05%, 3/15/25(e) 2,080,000 2,081,671
Consumer Finance (5.7%)
Ally Financial, Inc.
4.63%, 3/30/25 1,130,000 1,128,004
5.80%, 5/1/25 1,537,000 1,538,989
Avolon Holdings Funding Ltd.
2.88%, 2/15/25(a) 1,510,000 1,505,136
Capital One Financial Corp.
4.99%, 7/24/26(b) 980,000 979,513
Discover Financial Services
3.75%, 3/4/25 1,068,000 1,065,803
Face
Amount Value
Ford Motor Credit Co. LLC
5.13%, 6/16/25 $ 4,000,000 $ 3,998,624
General Motors Financial Co., Inc.
5.81%, 4/7/25(b)(c) 1,000,000 1,002,466
Harley-Davidson Financial Services, Inc.
3.35%, 6/8/25(a) 400,000 397,010
Synchrony Financial
4.88%, 6/13/25 275,000 274,797
11,890,342
Containers & Packaging (1.0%)
Sonoco Products Co.
1.80%, 2/1/25 1,870,000 1,864,468
4.45%, 9/1/26 195,000 193,754
2,058,222
Distributors (0.0%)(d)
Genuine Parts Co.
1.75%, 2/1/25 75,000 74,802
Electric Utilities (1.9%)
Enel Finance International NV
1.63%, 7/12/26(a)(e) 50,000 47,699
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 925,000 930,968
6.05%, 3/1/25 2,966,000 2,971,509
3,950,176
Electronic Equipment, Instruments & Components (0.0%)(d)
Amphenol Corp.
4.75%, 3/30/26 40,000 40,046
Entertainment (0.8%)
Warnermedia Holdings, Inc.
3.64%, 3/15/25 1,000,000 996,879
6.41%, 3/15/26(c) 739,000 739,302
1,736,181
Financial Services (1.0%)
Rocket Mortgage LLC
2.88%, 10/15/26(a)(c) 455,000 432,029
Synchrony Bank
5.40%, 8/22/25(c) 1,575,000 1,577,387
Western Union Co. (The)
2.85%, 1/10/25 75,000 74,964
2,084,380
Food Products (0.1%)
Campbell's Co. (The)
5.30%, 3/20/26 250,000 251,812
Ground Transportation (0.1%)
Penske Truck Leasing Co. LP
5.75%, 5/24/26(a) 120,000 121,299
Health Care Providers & Services (0.6%)
Centene Corp.
4.25%, 12/15/27 750,000 727,086
Elevance Health, Inc.
2.38%, 1/15/25 575,000 574,512
1,301,598

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (56.5%) (cont’d)
Health Care REITs (0.2%)
Ventas Realty LP
2.65%, 1/15/25 $ 374,000 $ 373,409
Hotels, Restaurants & Leisure (0.2%)
Hyatt Hotels Corp.
5.38%, 4/23/25(e) 300,000 300,213
Household Durables (0.1%)
Lennar Corp.
4.75%, 5/30/25(c) 290,000 289,721
Independent Power and Renewable Electricity Producers (1.0%)
AES Corp. (The)
1.38%, 1/15/26 730,000 703,465
3.30%, 7/15/25(a) 1,443,000 1,431,759
2,135,224
Insurance (2.5%)
Athene Global Funding
1.61%, 6/29/26(a) 75,000 71,486
4.86%, 8/27/26(a) 342,000 341,824
5.34%, 5/8/26(a)(b) 1,045,000 1,045,205
5.68%, 2/23/26(a) 1,300,000 1,311,168
Corebridge Global Funding
5.35%, 6/24/26(a) 375,000 378,474
GA Global Funding Trust
1.63%, 1/15/26(a) 690,000 666,674
3.85%, 4/11/25(a) 940,000 937,123
Protective Life Global Funding
5.21%, 4/10/26(a)(b) 500,000 501,342
5,253,296
IT Services (0.0%)(d)
Genpact Luxembourg SARL
1.75%, 4/10/26 75,000 72,023
Machinery (0.1%)
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/25(c) 150,000 148,827
Media (1.2%)
Charter Communications Operating LLC
4.91%, 7/23/25 1,986,000 1,984,334
Discovery Communications LLC
3.45%, 3/15/25 500,000 498,233
2,482,567
Multi-Utilities (0.5%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(e) 960,000 965,400
Passenger Airlines (1.2%)
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 500,000 493,464
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 2,041,556 2,029,395
2,522,859
Pharmaceuticals (0.2%)
Royalty Pharma plc
1.20%, 9/2/25 470,000 458,511
Face
Amount Value
Professional Services (0.3%)
Concentrix Corp.
6.65%, 8/2/26 $ 679,000 $ 691,127
Retail REITs (0.6%)
Kimco Realty OP LLC
3.30%, 2/1/25 375,000 374,424
Kite Realty Group Trust
4.00%, 3/15/25 782,000 779,823
1,154,247
Semiconductors & Semiconductor Equipment (0.0%)(d)
Intel Corp.
4.88%, 2/10/26 75,000 75,057
Software (1.1%)
Oracle Corp.
2.50%, 4/1/25 293,000 291,347
2.95%, 5/15/25 2,000,000 1,986,355
2,277,702
Specialized REITs (2.7%)
American Tower Corp.
2.95%, 1/15/25 2,399,000 2,397,500
EPR Properties
4.50%, 4/1/25 1,783,000 1,778,801
4.75%, 12/15/26 75,000 74,423
Equinix, Inc.
1.00%, 9/15/25(c) 280,000 272,707
1.25%, 7/15/25 1,025,000 1,005,515
5,528,946
Technology Hardware, Storage & Peripherals (1.0%)
Hewlett Packard Enterprise Co.
4.90%, 10/15/25(e) 567,000 567,200
HP, Inc.
2.20%, 6/17/25(c) 1,525,000 1,506,385
2,073,585
Trading Companies & Distributors (0.9%)
Air Lease Corp.
2.88%, 1/15/26 75,000 73,440
3.25%, 3/1/25 255,000 254,292
Aircastle Ltd.
5.25%, 8/11/25(a) 1,575,000 1,575,946
1,903,678
Wireless Telecommunication Services (1.1%)
Rogers Communications, Inc.
2.95%, 3/15/25 1,505,000 1,496,915
T-Mobile USA, Inc.
3.50%, 4/15/25(c) 700,000 696,939
2,193,854
117,971,070
U.S. Government and Agency Securities ( 11 .1% )
U.S. Treasury Notes
0.38%, 1/31/26 10,750,000 10,316,212
2.63%, 1/31/26 10,400,000 10,225,307

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
U.S. Government and Agency Securities (11.1%) (continued)
4.25%, 1/31/26 $ 2,650,000 $ 2,650,465
23,191,984
Total Fixed Income Securities
(Cost $195,540,055)
195,947,277
–
Shares
Short-Term Investments ( 6 .9% )
Investment Company ( 3 .6% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(f)
(Cost $7,514,374)
7,514,374 7,514,374
Security held as Collateral on Loaned Securities ( 1 .6% )
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(f)
(Cost $3,391,600)
3,391,600 3,391,600
Face
Amount
Commercial Paper ( 1 .7% )
Brookfield Renewable Partners LP
5.02%, 1/6/25 $ 1,358,000 1,356,987
General Motors Financial Co., Inc.
5.62%, 2/4/25 260,000 258,831
Harley-Davidson Financial Services,
Inc.
4.99%, 2/3/25 600,000 597,317
5.05%, 1/23/25 1,100,000 1,096,701
HSBC USA, Inc.
5.86%, 6/5/25 250,000 245,083
Total Commercial Paper
(Cost $3,553,188)
3,554,919
Total Short-Term Investments
(Cost $14,459,162)
14,460,893
Total Investments (100.8%)
(Cost $209,999,217) (g) 210,408,170
Liabilities in Excess of Other Assets (-0.8%)
(1,634,682)
Net Assets (100.0%) $208,773,488
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $3,286,247 and $3,391,600, respectively. The Fund received cash collateral of $3,391,600, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d) Amount is less than 0.05%.
(e) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $2,633 relating to the
Fund’s investment in the Liquidity Fund.
(g) At December 31, 2024, the aggregate cost for federal income tax purposes is $209,999,217. The aggregate gross unrealized appreciation is $444,683 and the aggregate gross unrealized
depreciation is $35,730, resulting in net unrealized appreciation of
$408,953.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Morgan Stanley ETF Trust
Calvert Ultra-Short Investment Grade ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at December 31, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value Unrealized
Depreciation
Short:
U.S. Treasury 2 Year Notes 6 Mar-25 $ (1,200,000) $ (1,233,656) $ (375)

Portfolio Composition*
Classification
Percentage of Total
Investments
Other** 27 .2%
Banks 24 .0
Asset-Backed Securities 17 .5
U.S. Government and Agency Securities 11 .2
Commercial Mortgage-Backed Securities 9 .0
Consumer Finance 5 .7
Short-Term Investments 5 .4
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 1,233,656 and total unrealized depreciation of $ 375 .

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Shares Value
Common Stocks (99.8%)
Aerospace & Defense ( 0 .8% )
Axon Enterprise, Inc. (a)(b) 840 $ 499,229
Curtiss-Wright Corp. 438 155,433
General Electric Co. 12,171 2,030,001
HEICO Corp. (b) 1,169 277,918
Hexcel Corp. 933 58,499
Moog, Inc., Class  A 325 63,973
Woodward, Inc. 640 106,509
3,191,562
Air Freight & Logistics ( 0 .4% )
CH Robinson Worldwide, Inc. 1,181 122,021
Expeditors International of Washington, Inc. 1,398 154,856
FedEx Corp. 2,248 632,430
GXO Logistics, Inc. (a) 1,116 48,546
United Parcel Service, Inc., Class  B 7,352 927,087
1,884,940
Automobile Components ( 0 .1% )
Aptiv plc (a) 2,732 165,231
Autoliv, Inc. 790 74,094
BorgWarner, Inc. 2,185 69,461
Lear Corp. 545 51,612
Modine Manufacturing Co. (a)(b) 518 60,052
420,450
Automobiles ( 2 .5% )
Ford Motor Co. 39,142 387,506
General Motors Co. 11,037 587,941
Harley-Davidson, Inc. (b) 1,271 38,295
Rivian Automotive, Inc., Class  A (a)(b) 7,436 98,899
Tesla, Inc. (a) 24,027 9,703,064
Thor Industries, Inc. (b) 509 48,716
10,864,421
Banks ( 4 .2% )
Bank of America Corp. 67,543 2,968,515
Bank OZK 1,135 50,542
BOK Financial Corp. 238 25,335
Cadence Bank 1,900 65,455
Citigroup, Inc. 19,805 1,394,074
Citizens Financial Group, Inc. 4,590 200,858
Comerica, Inc. 1,369 84,673
Commerce Bancshares, Inc. 1,404 87,483
Cullen/Frost Bankers, Inc. 625 83,906
East West Bancorp, Inc. 1,441 137,990
Fifth Third Bancorp 7,005 296,171
First Citizens BancShares, Inc., Class  A 107 226,093
First Horizon Corp. 5,499 110,750
FNB Corp. 3,725 55,056
Home BancShares, Inc. 1,934 54,732
Huntington Bancshares, Inc. 15,083 245,400
JPMorgan Chase & Co. 24,834 5,952,958
KeyCorp 10,368 177,708
M&T Bank Corp. 1,735 326,197
Old National Bancorp 3,319 72,039
Pinnacle Financial Partners, Inc. (b) 798 91,283
PNC Financial Services Group, Inc. (The) 4,150 800,328
Popular, Inc. 734 69,040
Regions Financial Corp. 9,515 223,793
SouthState Corp. 793 78,888
Shares Value
Synovus Financial Corp. 1,473 $ 75,462
Truist Financial Corp. 13,903 603,112
U.S. Bancorp 16,349 781,973
Webster Financial Corp. 1,784 98,512
Wells Fargo & Co. 34,909 2,452,008
Western Alliance Bancorp 1,139 95,152
Wintrust Financial Corp. 688 85,800
Zions Bancorp NA 1,527 82,840
18,154,126
Beverages ( 1 .4% )
Celsius Holdings, Inc. (a)(b) 2,068 54,471
Coca-Cola Co. (The) 40,996 2,552,411
Coca-Cola Consolidated, Inc. 74 93,239
Keurig Dr Pepper, Inc. 13,962 448,460
Monster Beverage Corp. (a) 8,593 451,648
PepsiCo, Inc. 14,867 2,260,676
5,860,905
Biotechnology ( 2 .2% )
AbbVie, Inc. 16,942 3,010,593
Alnylam Pharmaceuticals, Inc. (a) 1,227 288,725
Amgen, Inc. 5,146 1,341,253
Apellis Pharmaceuticals, Inc. (a) 974 31,080
Biogen, Inc. (a) 1,389 212,406
BioMarin Pharmaceutical, Inc. (a) 1,806 118,708
Blueprint Medicines Corp. (a)(b) 591 51,547
Cytokinetics, Inc. (a) 1,089 51,227
Exact Sciences Corp. (a) 1,750 98,332
Exelixis, Inc. (a) 2,673 89,011
Gilead Sciences, Inc. 11,946 1,103,452
Halozyme Therapeutics, Inc. (a) 1,208 57,754
Incyte Corp. (a) 1,523 105,194
Insmed, Inc. (a) 1,673 115,504
Ionis Pharmaceuticals, Inc. (a)(b) 1,396 48,804
Krystal Biotech, Inc. (a)(b) 233 36,502
Madrigal Pharmaceuticals, Inc. (a) 176 54,308
Moderna, Inc. (a) 3,293 136,923
Neurocrine Biosciences, Inc. (a) 946 129,129
Regeneron Pharmaceuticals, Inc. (a) 1,017 724,440
REVOLUTION Medicines, Inc. (a)(b) 1,352 59,136
Roivant Sciences Ltd. (a) 4,073 48,184
Sarepta Therapeutics, Inc. (a) 854 103,838
United Therapeutics Corp. (a) 420 148,193
Vaxcyte, Inc. (a) 1,153 94,385
Vertex Pharmaceuticals, Inc. (a) 2,465 992,656
Viking Therapeutics, Inc. (a) 1,036 41,689
9,292,973
Broadline Retail ( 4 .1% )
Amazon.com, Inc. (a) 77,427 16,986,710
eBay, Inc. (b) 4,090 253,375
Etsy, Inc. (a) 955 50,510
Macy's, Inc. 2,359 39,938
Ollie's Bargain Outlet Holdings, Inc. (a)(b) 525 57,608
17,388,141
Building Products ( 1 .0% )
AAON, Inc. 777 91,437
Advanced Drainage Systems, Inc. (b) 822 95,023
Allegion plc 1,005 131,333
AO Smith Corp. 1,391 94,880

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Building Products (cont’d)
Armstrong World Industries, Inc. 369 $ 52,151
AZEK Co., Inc. (The), Class  A (a) 1,201 57,012
Carlisle Cos., Inc. 1,067 393,552
Carrier Global Corp. 9,708 662,668
Fortune Brands Innovations, Inc. 1,058 72,293
Johnson Controls International plc 7,648 603,657
Lennox International, Inc. 372 226,660
Masco Corp. 1,842 133,674
Owens Corning 2,016 343,365
Simpson Manufacturing Co., Inc. (b) 487 80,759
Trane Technologies plc 2,600 960,310
Trex Co., Inc. (a) 912 62,955
UFP Industries, Inc. 510 57,452
Zurn Elkay Water Solutions Corp. (b) 1,218 45,432
4,164,613
Capital Markets ( 4 .0% )
Affiliated Managers Group, Inc. (b) 309 57,140
Ameriprise Financial, Inc. 1,017 541,481
Ares Management Corp., Class  A 1,970 348,749
Bank of New York Mellon Corp. (The) 7,613 584,907
BlackRock, Inc. 1,503 1,540,740
Blackstone, Inc. 7,505 1,294,012
Blue Owl Capital, Inc., Class  A 5,831 135,629
Carlyle Group, Inc. (The) 2,293 115,774
Cboe Global Markets, Inc. 1,095 213,963
Charles Schwab Corp. (The) 15,633 1,156,998
CME Group, Inc. 3,772 875,972
Coinbase Global, Inc., Class  A (a) 2,026 503,056
Evercore, Inc., Class  A 373 103,392
FactSet Research Systems, Inc. 361 173,381
Franklin Resources, Inc. (b) 2,943 59,713
Goldman Sachs Group, Inc. (The) 3,281 1,878,766
Hamilton Lane, Inc., Class  A 353 52,262
Houlihan Lokey, Inc., Class  A (b) 562 97,597
Interactive Brokers Group, Inc., Class  A 1,104 195,044
Intercontinental Exchange, Inc. 5,966 888,994
Invesco Ltd. 4,640 81,107
Janus Henderson Group plc 1,355 57,628
Jefferies Financial Group, Inc. 1,615 126,616
KKR & Co., Inc. 7,097 1,049,717
LPL Financial Holdings, Inc. 781 255,004
MarketAxess Holdings, Inc. 352 79,566
Moody's Corp. 1,502 711,002
Morningstar, Inc. 259 87,221
MSCI, Inc., Class  A 722 433,207
Nasdaq, Inc. 4,324 334,288
Northern Trust Corp. 2,050 210,125
Raymond James Financial, Inc. 1,927 299,321
S&P Global, Inc. 2,950 1,469,189
SEI Investments Co. 1,022 84,295
State Street Corp. 3,062 300,535
Stifel Financial Corp. (b) 1,043 110,641
T Rowe Price Group, Inc. 2,281 257,958
TPG, Inc., Class  A (b) 859 53,980
Tradeweb Markets, Inc., Class  A 1,214 158,937
16,977,907
Shares Value
Chemicals ( 1 .4% )
Air Products and Chemicals, Inc. 2,558 $ 741,922
Arcadium Lithium plc (a) 24,510 125,736
Ashland, Inc. 540 38,589
Axalta Coating Systems Ltd. (a) 2,519 86,200
Balchem Corp. 376 61,286
Cabot Corp. 622 56,795
Celanese Corp., Class  A 1,262 87,343
Eastman Chemical Co. 1,336 122,004
Ecolab, Inc. 2,941 689,135
Element Solutions, Inc. 2,574 65,457
FMC Corp. (b) 1,438 69,901
International Flavors & Fragrances, Inc. 2,958 250,099
Linde plc 5,136 2,150,289
Mosaic Co. (The) 3,653 89,791
PPG Industries, Inc. 2,678 319,887
RPM International, Inc. 1,473 181,267
Sherwin-Williams Co. (The) 2,680 911,012
6,046,713
Commercial Services & Supplies ( 0 .7% )
Brink's Co. (The) 414 38,407
Casella Waste Systems, Inc., Class  A (a) 644 68,142
Cintas Corp. 2,931 535,494
Clean Harbors, Inc. (a) 528 121,514
Copart, Inc. (a)(b) 8,378 480,813
MSA Safety, Inc. (b) 428 70,949
Republic Services, Inc., Class  A 2,114 425,294
Rollins, Inc. 2,762 128,019
Tetra Tech, Inc. 2,773 110,476
Veralto Corp. 2,173 221,320
Waste Management, Inc. 4,168 841,061
3,041,489
Communications Equipment ( 1 .0% )
Arista Networks, Inc. (a) 9,456 1,045,172
Ciena Corp. (a) 1,303 110,507
Cisco Systems, Inc. 36,419 2,156,005
F5, Inc. (a) 532 133,782
Juniper Networks, Inc. 2,997 112,237
Motorola Solutions, Inc. 1,525 704,901
4,262,604
Construction & Engineering ( 0 .3% )
AECOM 1,373 146,664
API Group Corp. (a) 2,562 92,155
Comfort Systems USA, Inc. 365 154,782
Dycom Industries, Inc. (a) 292 50,825
EMCOR Group, Inc. 473 214,695
MasTec, Inc. (a) 640 87,130
Quanta Services, Inc. 1,512 477,868
Valmont Industries, Inc. 229 70,227
WillScot Holdings Corp. (a) 1,871 62,585
1,356,931
Construction Materials ( 0 .5% )
CRH plc 11,803 1,092,013
Summit Materials, Inc., Class  A (a) 2,836 143,502
Vulcan Materials Co. 3,109 799,728
2,035,243

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Consumer Finance ( 0 .9% )
Ally Financial, Inc. 2,876 $ 103,565
American Express Co. 5,883 1,746,016
Capital One Financial Corp. 3,955 705,256
Credit Acceptance Corp. (a) 64 30,045
Discover Financial Services 2,623 454,382
FirstCash Holdings, Inc. 407 42,165
OneMain Holdings, Inc. 1,246 64,954
SLM Corp. 2,196 60,566
SoFi Technologies, Inc. (a)(b) 11,393 175,452
Synchrony Financial 4,070 264,550
3,646,951
Consumer Staples Distribution & Retail ( 2 .2% )
Albertsons Cos., Inc., Class  A 5,208 102,285
BJ's Wholesale Club Holdings, Inc. (a) 1,122 100,251
Casey's General Stores, Inc. 457 181,077
Costco Wholesale Corp. 3,787 3,469,914
Dollar General Corp. 1,879 142,466
Dollar Tree, Inc. (a) 1,840 137,890
Kroger Co. (The) 8,898 544,113
Performance Food Group Co. (a) 1,882 159,123
Sprouts Farmers Market, Inc. (a) 1,233 156,677
Sysco Corp. 6,075 464,494
Target Corp. 3,916 529,365
U.S. Foods Holding Corp. (a) 2,870 193,610
Walmart, Inc. 37,297 3,369,784
9,551,049
Containers & Packaging ( 0 .4% )
Amcor plc (b) 16,692 157,072
AptarGroup, Inc. 766 120,338
Avery Dennison Corp. 917 171,598
Ball Corp. 3,446 189,978
Berry Global Group, Inc. 1,331 86,076
Crown Holdings, Inc. 1,375 113,699
Graphic Packaging Holding Co. (b) 3,436 93,322
International Paper Co. 3,967 213,504
Packaging Corp. of America 1,022 230,083
Sealed Air Corp. 1,659 56,124
Silgan Holdings, Inc. 978 50,905
Smurfit WestRock plc 5,904 317,989
Sonoco Products Co. 1,129 55,152
1,855,840
Distributors ( 0 .1% )
Genuine Parts Co. 1,187 138,594
LKQ Corp. 2,212 81,291
Pool Corp. 316 107,737
327,622
Diversified Consumer Services ( 0 .1% )
Bright Horizons Family Solutions, Inc. (a) 549 60,857
Duolingo, Inc., Class  A (a) 341 110,562
H&R Block, Inc. 1,289 68,111
Service Corp. International (b) 1,338 106,799
346,329
Diversified REITs ( 0 .0% ) (c)
Essential Properties Realty Trust, Inc. (b) 1,813 56,711
WP Carey, Inc. 2,249 122,525
179,236
Shares Value
Diversified Telecommunication Services ( 0 .7% )
AT&T, Inc. 65,589 $ 1,493,462
Verizon Communications, Inc. 38,566 1,542,254
3,035,716
Electric Utilities ( 0 .9% )
Alliant Energy Corp. 2,664 157,549
Constellation Energy Corp. 3,235 723,702
Evergy, Inc. (b) 2,360 145,258
Eversource Energy 3,802 218,349
Exelon Corp. 10,450 393,338
IDACORP, Inc. 552 60,322
NextEra Energy, Inc. 21,382 1,532,876
NRG Energy, Inc. 2,064 186,214
Portland General Electric Co. 1,092 47,633
Xcel Energy, Inc. (b) 5,957 402,217
3,867,458
Electrical Equipment ( 1 .3% )
Acuity Brands, Inc. 357 104,291
AMETEK, Inc. 2,670 481,294
Atkore, Inc. 400 33,380
Eaton Corp. plc 4,573 1,517,642
Emerson Electric Co. 6,586 816,203
GE Vernova, Inc. 2,867 943,042
Hubbell, Inc., Class  B 620 259,712
NEXTracker, Inc., Class  A (a)(b) 1,614 58,960
nVent Electric plc 1,890 128,822
Regal Rexnord Corp. (b) 764 118,519
Rockwell Automation, Inc. 1,306 373,242
Sensata Technologies Holding plc 1,716 47,018
Vertiv Holdings Co., Class  A 4,269 485,001
5,367,126
Electronic Equipment, Instruments & Components ( 0 .8% )
Amphenol Corp., Class  A 13,872 963,410
Arrow Electronics, Inc. (a) 448 50,678
Avnet, Inc. 738 38,612
Badger Meter, Inc. 340 72,121
CDW Corp. 1,217 211,807
Cognex Corp. 1,984 71,146
Coherent Corp. (a) 1,768 167,483
Corning, Inc. 7,141 339,340
Insight Enterprises, Inc. (a)(b) 237 36,048
Itron, Inc. (a) 517 56,136
Jabil, Inc. (b) 991 142,605
Keysight Technologies, Inc. (a) 1,996 320,618
Littelfuse, Inc. (b) 285 67,160
Novanta, Inc. (a) 413 63,094
TD SYNNEX Corp. 648 75,997
Teledyne Technologies, Inc. (a) 534 247,845
Trimble, Inc. (a) 2,821 199,332
Vontier Corp. 1,370 49,964
Zebra Technologies Corp., Class  A (a) 469 181,137
3,354,533
Energy Equipment & Services ( 0 .2% )
Baker Hughes Co., Class  A 22,889 938,907
Entertainment ( 1 .6% )
Electronic Arts, Inc. 2,173 317,910

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Entertainment (cont’d)
Liberty Media Corp-Liberty Formula One,
Class  A (a) 2,358 $ 198,166
Liberty Media Corp-Liberty Live, Class  A (a) 636 42,332
Live Nation Entertainment, Inc. (a)(b) 1,469 190,236
Netflix, Inc. (a) 3,892 3,469,017
ROBLOX Corp., Class  A (a) 4,857 281,026
Roku, Inc., Class  A (a) 1,164 86,532
Take-Two Interactive Software, Inc. (a) 1,481 272,623
Walt Disney Co. (The) 17,229 1,918,449
Warner Bros Discovery, Inc. (a) 22,249 235,172
Warner Music Group Corp., Class  A (b) 1,279 39,649
7,051,112
Financial Services ( 3 .1% )
Affirm Holdings, Inc., Class  A (a) 2,367 144,150
Apollo Global Management, Inc. 4,247 701,435
Corpay, Inc. (a) 616 208,467
Equitable Holdings, Inc. 3,276 154,529
Essent Group Ltd. 1,080 58,795
Euronet Worldwide, Inc. (a) 373 38,359
Fidelity National Information Services, Inc. 4,931 398,277
Fiserv, Inc. (a) 5,176 1,063,254
Jack Henry & Associates, Inc. 664 116,399
Jackson Financial, Inc., Class  A 763 66,442
Mastercard, Inc., Class  A 7,495 3,946,642
MGIC Investment Corp. 2,620 62,120
Mr Cooper Group, Inc. (a) 648 62,214
PayPal Holdings, Inc. (a) 9,157 781,550
PennyMac Financial Services, Inc. 333 34,013
Radian Group, Inc. 1,542 48,912
Shift4 Payments, Inc., Class  A (a)(b) 615 63,825
Toast, Inc., Class  A (a) 3,739 136,287
Visa, Inc., Class  A (b) 15,721 4,968,465
Voya Financial, Inc. 1,006 69,243
WEX, Inc. (a) 362 63,466
13,186,844
Food Products ( 0 .9% )
Bunge Global SA 1,714 133,281
Campbell's Co. (The) 2,434 101,936
Conagra Brands, Inc. 5,885 163,309
Darling Ingredients, Inc. (a) 1,949 65,662
Flowers Foods, Inc. 2,416 49,915
Freshpet, Inc. (a)(b) 593 87,829
General Mills, Inc. 6,856 437,207
Hershey Co. (The) 1,826 309,233
Hormel Foods Corp. 3,602 112,995
Ingredion, Inc. 800 110,048
J.M. Smucker Co. (The) 1,286 141,614
Kellanova 3,628 293,759
Kraft Heinz Co. (The) 11,001 337,841
Lamb Weston Holdings, Inc. 1,739 116,217
Lancaster Colony Corp. 238 41,207
McCormick & Co., Inc. (Non-Voting) 3,280 250,067
Mondelez International, Inc., Class  A 16,524 986,978
3,739,098
Gas Utilities ( 0 .0% ) (c)
National Fuel Gas Co. 932 56,554
Southwest Gas Holdings, Inc. 642 45,396
Shares Value
UGI Corp. 2,225 $ 62,811
164,761
Ground Transportation ( 0 .8% )
JB Hunt Transport Services, Inc. 807 137,723
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,578 83,697
Landstar System, Inc. 321 55,167
Lyft, Inc., Class  A (a) 3,243 41,835
Old Dominion Freight Line, Inc. 1,855 327,222
Ryder System, Inc. 413 64,783
Saia, Inc. (a) 267 121,680
Uber Technologies, Inc. (a) 18,509 1,116,463
Union Pacific Corp. 6,081 1,386,711
XPO, Inc. (a) 1,148 150,560
3,485,841
Health Care Equipment & Supplies ( 2 .6% )
Abbott Laboratories 16,533 1,870,048
Align Technology, Inc. (a) 669 139,493
Baxter International, Inc. 4,861 141,747
Becton Dickinson & Co. 2,770 628,430
Boston Scientific Corp. (a) 14,082 1,257,804
Cooper Cos., Inc. (The) (a) 1,902 174,851
DENTSPLY SIRONA, Inc. 1,896 35,986
Dexcom, Inc. (a) 3,700 287,749
Edwards Lifesciences Corp. (a) 5,563 411,829
GE HealthCare Technologies, Inc. 4,245 331,874
Glaukos Corp. (a) 510 76,469
Globus Medical, Inc., Class  A (a) 1,084 89,658
Hologic, Inc. (a) 2,147 154,777
IDEXX Laboratories, Inc. (a) 778 321,656
Inspire Medical Systems, Inc. (a) 282 52,277
Insulet Corp. (a) 670 174,917
Intuitive Surgical, Inc. (a) 3,397 1,773,098
Medtronic plc 12,294 982,045
Merit Medical Systems, Inc. (a) 546 52,809
Penumbra, Inc. (a) 356 84,543
ResMed, Inc. 1,398 319,709
STERIS plc 945 194,254
Stryker Corp. 3,429 1,234,612
Teleflex, Inc. 445 79,201
Zimmer Biomet Holdings, Inc. 1,908 201,542
11,071,378
Health Care Providers & Services ( 1 .8% )
Centene Corp. (a) 4,792 290,299
Chemed Corp. 141 74,702
Cigna Group (The) 2,619 723,211
CVS Health Corp. 12,050 540,924
DaVita, Inc. (a) 483 72,233
Elevance Health, Inc. 2,221 819,327
Encompass Health Corp. 952 87,917
Ensign Group, Inc. (The) 531 70,549
HealthEquity, Inc. (a) 781 74,937
Henry Schein, Inc. (a) 1,181 81,725
Humana, Inc. 1,153 292,528
Labcorp Holdings, Inc. 800 183,456
Molina Healthcare, Inc. (a) 543 158,040
Option Care Health, Inc. (a) 1,614 37,445
Quest Diagnostics, Inc. 1,066 160,817

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Health Care Providers & Services (cont’d)
UnitedHealth Group, Inc. 8,347 $ 4,222,413
7,890,523
Health Care REITs ( 0 .4% )
Alexandria Real Estate Equities, Inc. 1,798 175,395
Healthcare Realty Trust, Inc., Class  A 3,664 62,105
Healthpeak Properties, Inc. 7,256 147,079
Omega Healthcare Investors, Inc. 2,802 106,056
Ventas, Inc. 4,346 255,936
Welltower, Inc. (b) 6,477 816,296
1,562,867
Health Care Technology ( 0 .1% )
Doximity, Inc., Class  A (a) 1,132 60,437
Veeva Systems, Inc., Class  A (a) 1,351 284,048
344,485
Hotel & Resort REITs ( 0 .1% )
Host Hotels & Resorts, Inc. 7,181 125,811
Ryman Hospitality Properties, Inc. 605 63,126
188,937
Hotels, Restaurants & Leisure ( 1 .7% )
Airbnb, Inc., Class  A (a) 3,811 500,804
Aramark 3,251 121,295
Booking Holdings, Inc. 302 1,500,463
Cava Group, Inc. (a) 933 105,242
Chipotle Mexican Grill, Inc., Class  A (a) 16,755 1,010,326
Choice Hotels International, Inc. (b) 253 35,921
Darden Restaurants, Inc. 1,450 270,701
Domino's Pizza, Inc. 425 178,398
Hilton Worldwide Holdings, Inc. 2,271 561,300
Hyatt Hotels Corp., Class  A (b) 388 60,908
Marriott International, Inc., Class  A 2,319 646,862
Planet Fitness, Inc., Class  A (a) 798 78,898
Starbucks Corp. 13,761 1,255,691
Texas Roadhouse, Inc., Class  A 823 148,494
Vail Resorts, Inc. (b) 345 64,670
Wingstop, Inc. 361 102,596
Wyndham Hotels & Resorts, Inc. 726 73,174
Yum! Brands, Inc. 3,449 462,718
7,178,461
Household Durables ( 0 .4% )
DR Horton, Inc. 2,947 412,049
Installed Building Products, Inc. (b) 246 43,111
KB Home 737 48,436
Lennar Corp., Class  A 2,528 344,743
Meritage Homes Corp. 368 56,606
Mohawk Industries, Inc. (a) 443 52,775
NVR, Inc. (a) 30 245,367
PulteGroup, Inc. 2,120 230,868
Taylor Morrison Home Corp., Class  A (a) 1,050 64,270
Tempur Sealy International, Inc. 1,436 81,407
Toll Brothers, Inc. 1,045 131,618
TopBuild Corp. (a) 305 94,959
Whirlpool Corp. (b) 459 52,546
1,858,755
Household Products ( 1 .1% )
Church & Dwight Co., Inc. 2,096 219,472
Clorox Co. (The) 1,058 171,830
Shares Value
Colgate-Palmolive Co. 6,992 $ 635,643
Kimberly-Clark Corp. 2,853 373,857
Procter & Gamble Co. (The) 20,162 3,380,159
4,780,961
Independent Power and Renewable Electricity Producers ( 0 .0% ) (c)
AES Corp. (The) 7,386 95,058
Brookfield Renewable Corp. 1,404 38,834
Clearway Energy, Inc., Class  C (b) 966 25,116
159,008
Industrial REITs ( 0 .3% )
Americold Realty Trust, Inc. 2,948 63,087
EastGroup Properties, Inc. 509 81,689
First Industrial Realty Trust, Inc. 1,366 68,478
Prologis, Inc. 9,597 1,014,403
Rexford Industrial Realty, Inc. 2,310 89,305
STAG Industrial, Inc. 1,894 64,055
Terreno Realty Corp. (b) 1,015 60,027
1,441,044
Insurance ( 2 .4% )
Aflac, Inc. 5,245 542,543
Allstate Corp. (The) 2,766 533,257
American Financial Group, Inc. 768 105,162
American International Group, Inc. 6,530 475,384
Aon plc, Class  A 2,200 790,152
Arch Capital Group Ltd. 3,820 352,777
Arthur J Gallagher & Co. 2,063 585,583
Axis Capital Holdings Ltd. 806 71,428
Brown & Brown, Inc. 2,253 229,851
Cincinnati Financial Corp. 1,613 231,788
Everest Group Ltd. 451 163,469
First American Financial Corp. 935 58,381
Globe Life, Inc. 876 97,692
Hanover Insurance Group, Inc. (The) 375 57,997
Hartford Financial Services Group, Inc. (The) 3,034 331,920
Kinsale Capital Group, Inc. 232 107,910
Lincoln National Corp. 1,774 56,254
Marsh & McLennan Cos., Inc. 5,152 1,094,336
MetLife, Inc. 6,131 502,006
Old Republic International Corp. 2,454 88,810
Primerica, Inc. 349 94,726
Principal Financial Group, Inc. 2,387 184,778
Progressive Corp. (The) 6,133 1,469,528
Prudential Financial, Inc. 3,732 442,354
Reinsurance Group of America, Inc. 689 147,191
RenaissanceRe Holdings Ltd. 522 129,879
Ryan Specialty Holdings, Inc., Class  A (b) 1,080 69,293
Selective Insurance Group, Inc. 633 59,198
Travelers Cos., Inc. (The) 2,374 571,873
Unum Group 1,902 138,903
W. R. Berkley Corp. 3,056 178,837
White Mountains Insurance Group Ltd. 26 50,572
Willis Towers Watson plc 1,055 330,468
10,344,300
Interactive Media & Services ( 4 .1% )
Alphabet, Inc., Class  A 91,007 17,227,625
Pinterest, Inc., Class  A (a) 5,350 155,150
Snap, Inc., Class  A (a) 9,800 105,546

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Interactive Media & Services (cont’d)
ZoomInfo Technologies, Inc., Class  A (a) 2,535 $ 26,643
17,514,964
IT Services ( 1 .5% )
Accenture plc, Class  A 5,712 2,009,424
Akamai Technologies, Inc. (a) 1,352 129,319
Amdocs Ltd. 1,040 88,546
Cloudflare, Inc., Class  A (a) 2,752 296,335
Cognizant Technology Solutions Corp., Class  A 4,534 348,665
EPAM Systems, Inc. (a) 502 117,378
Gartner, Inc. (a) 714 345,911
GoDaddy, Inc., Class  A (a) 1,279 252,436
International Business Machines Corp. 8,466 1,861,081
Kyndryl Holdings, Inc. (a) 2,097 72,556
MongoDB, Inc., Class  A (a) 652 151,792
Snowflake, Inc., Class  A (a) 2,799 432,194
Twilio, Inc., Class  A (a) 1,323 142,990
VeriSign, Inc. (a) 774 160,187
6,408,814
Leisure Products ( 0 .0% ) (c)
Brunswick Corp. 753 48,704
Hasbro, Inc. 1,124 62,843
Mattel, Inc. (a)(b) 2,860 50,708
162,255
Life Sciences Tools & Services ( 1 .3% )
Agilent Technologies, Inc. 2,746 368,898
Avantor, Inc. (a) 6,367 134,153
Bio-Rad Laboratories, Inc., Class  A (a)(b) 184 60,446
Bio-Techne Corp. 1,509 108,693
Bruker Corp. 988 57,916
Charles River Laboratories International, Inc. (a) 486 89,716
Danaher Corp. 6,648 1,526,048
Illumina, Inc. (a) 1,511 201,915
IQVIA Holdings, Inc. (a) 1,728 339,569
Medpace Holdings, Inc. (a) 244 81,064
Mettler-Toledo International, Inc. (a)(b) 199 243,512
PerkinElmer, Inc. (b) 1,164 129,914
Repligen Corp. (a) 499 71,826
Thermo Fisher Scientific, Inc. 3,666 1,907,163
Waters Corp. (a) 570 211,459
West Pharmaceutical Services, Inc. 691 226,344
5,758,636
Machinery ( 2 .5% )
AGCO Corp. (b) 719 67,212
Allison Transmission Holdings, Inc. 999 107,952
Caterpillar, Inc. 5,443 1,974,503
Chart Industries, Inc. (a) 494 94,275
CNH Industrial NV 9,405 106,559
Cummins, Inc. 1,565 545,559
Deere & Co. 2,938 1,244,831
Donaldson Co., Inc. 1,380 92,943
Dover Corp. 1,583 296,971
Esab Corp. 657 78,801
Federal Signal Corp. (b) 692 63,934
Flowserve Corp. 1,516 87,200
Fortive Corp. 4,007 300,525
Franklin Electric Co., Inc. 454 44,242
Graco, Inc. 1,939 163,438
Shares Value
IDEX Corp. 876 $ 183,338
Illinois Tool Works, Inc. 3,412 865,147
Ingersoll Rand, Inc. (b) 4,663 421,815
ITT, Inc. 939 134,164
Lincoln Electric Holdings, Inc. (b) 625 117,169
Middleby Corp. (The) (a) 616 83,437
Mueller Industries, Inc. 1,272 100,946
Nordson Corp. 628 131,403
Oshkosh Corp. 749 71,207
Otis Worldwide Corp. 4,626 428,414
PACCAR, Inc. 5,969 620,895
Parker-Hannifin Corp. 1,485 944,505
Pentair plc 1,906 191,820
Snap-on, Inc. 603 204,706
SPX Technologies, Inc. (a) 518 75,379
Stanley Black & Decker, Inc. 1,782 143,077
Timken Co. (The) (b) 733 52,314
Toro Co. (The) 1,186 94,999
Watts Water Technologies, Inc., Class  A 314 63,836
Westinghouse Air Brake Technologies Corp. 1,972 373,871
Xylem, Inc. 2,798 324,624
10,896,011
Media ( 0 .6% )
Charter Communications, Inc., Class  A (a) 881 301,980
Comcast Corp., Class  A 34,747 1,304,055
Interpublic Group of Cos., Inc. (The) 3,533 98,995
Liberty Broadband Corp., Class  C (a) 1,190 88,964
New York Times Co. (The), Class  A (b) 1,527 79,480
Nexstar Media Group, Inc., Class  A (b) 278 43,916
Omnicom Group, Inc. 1,836 157,970
Paramount Global, Class  B 5,799 60,658
Trade Desk, Inc. (The), Class  A (a) 4,097 481,520
2,617,538
Metals & Mining ( 0 .4% )
ATI, Inc. (a) 2,921 160,772
Carpenter Technology Corp. 1,122 190,415
Commercial Metals Co. 2,675 132,680
Nucor Corp. 5,536 646,106
Reliance, Inc. (b) 1,276 343,576
Steel Dynamics, Inc. 3,389 386,583
1,860,132
Mortgage Real Estate Investment Trusts (REITs) ( 0 .1% )
AGNC Investment Corp. (b) 7,735 71,239
Annaly Capital Management, Inc. 5,243 95,947
Rithm Capital Corp. 5,431 58,818
Starwood Property Trust, Inc. (b) 3,333 63,160
289,164
Multi-Utilities ( 0 .7% )
Ameren Corp. (b) 2,767 246,650
CMS Energy Corp. (b) 3,090 205,949
Consolidated Edison, Inc. 3,598 321,050
Dominion Energy, Inc. 8,730 470,198
DTE Energy Co. 2,149 259,492
NiSource, Inc. 4,845 178,102
Public Service Enterprise Group, Inc. 5,179 437,574
Sempra 6,588 577,899

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Multi-Utilities (cont’d)
WEC Energy Group, Inc. 3,287 $ 309,109
3,006,023
Office REITs ( 0 .1% )
BXP, Inc. 1,642 122,099
COPT Defense Properties 1,168 36,149
Vornado Realty Trust 1,842 77,438
235,686
Oil, Gas & Consumable Fuels ( 0 .2% )
Occidental Petroleum Corp. (b) 15,794 780,382
Paper & Forest Products ( 0 .0% ) (c)
Louisiana-Pacific Corp. 592 61,302
Passenger Airlines ( 0 .1% )
Alaska Air Group, Inc. (a)(b) 1,271 82,297
American Airlines Group, Inc. (a)(b) 6,522 113,678
Delta Air Lines, Inc. 6,467 391,254
587,229
Personal Care Products ( 0 .2% )
BellRing Brands, Inc. (a) 1,093 82,347
Coty, Inc., Class  A (a) 3,129 21,778
elf Beauty, Inc. (a) 464 58,255
Estee Lauder Cos., Inc. (The), Class  A 1,990 149,210
Kenvue, Inc. 16,421 350,588
662,178
Pharmaceuticals ( 2 .7% )
Bristol-Myers Squibb Co. 19,445 1,099,809
Elanco Animal Health, Inc. (a) 4,673 56,590
Eli Lilly & Co. 7,560 5,836,320
Jazz Pharmaceuticals plc (a) 556 68,471
Merck & Co., Inc. 24,249 2,412,291
Organon & Co. 2,466 36,793
Pfizer, Inc. 54,354 1,442,012
Royalty Pharma plc, Class  A 3,657 93,290
Zoetis, Inc., Class  A 4,326 704,835
11,750,411
Professional Services ( 0 .8% )
Automatic Data Processing, Inc. 3,729 1,091,590
Booz Allen Hamilton Holding Corp., Class  A 1,198 154,183
Broadridge Financial Solutions, Inc. 1,063 240,334
Dayforce, Inc. (a) 1,363 99,008
Equifax, Inc. 1,174 299,194
ExlService Holdings, Inc. (a) 1,424 63,197
Exponent, Inc. (b) 477 42,501
FTI Consulting, Inc. (a) 337 64,411
Genpact Ltd. 1,482 63,652
Maximus, Inc. 568 42,401
Parsons Corp. (a) 419 38,653
Paychex, Inc. 2,949 413,509
Paycom Software, Inc. 453 92,851
Paylocity Holding Corp. (a) 405 80,785
Robert Half, Inc. 954 67,219
Science Applications International Corp. (b) 445 49,742
SS&C Technologies Holdings, Inc. 1,946 147,468
TransUnion 1,846 171,143
TriNet Group, Inc. 302 27,412
Shares Value
Verisk Analytics, Inc., Class  A 1,342 $ 369,627
3,618,880
Real Estate Management & Development ( 0 .2% )
CBRE Group, Inc., Class  A (a) 3,164 415,401
CoStar Group, Inc. (a) 3,856 276,051
Jones Lang LaSalle, Inc. (a) 490 124,039
Zillow Group, Inc., Class  C (a)(b) 1,858 137,585
953,076
Residential REITs ( 0 .4% )
AvalonBay Communities, Inc. (b) 1,476 324,676
Camden Property Trust 1,093 126,832
Equity LifeStyle Properties, Inc. 1,931 128,605
Equity Residential 3,915 280,940
Essex Property Trust, Inc. 664 189,532
Invitation Homes, Inc. 6,351 203,041
Mid-America Apartment Communities, Inc. (b) 1,206 186,411
Sun Communities, Inc. 1,307 160,722
UDR, Inc. 3,417 148,332
1,749,091
Retail REITs ( 0 .4% )
Brixmor Property Group, Inc. 3,120 86,861
Federal Realty Investment Trust 877 98,180
Kimco Realty Corp. 6,869 160,941
Kite Realty Group Trust 2,268 57,244
NNN REIT, Inc. (b) 1,936 79,086
Realty Income Corp. (b) 9,098 485,924
Regency Centers Corp. 1,875 138,619
Simon Property Group, Inc. 3,367 579,831
1,686,686
Semiconductors & Semiconductor Equipment ( 11 .2% )
Advanced Micro Devices, Inc. (a) 14,786 1,786,001
Allegro MicroSystems, Inc. (a)(b) 1,122 24,527
Analog Devices, Inc. 4,516 959,469
Applied Materials, Inc. 7,515 1,222,164
Broadcom, Inc. 40,279 9,338,283
Cirrus Logic, Inc. (a) 484 48,197
Enphase Energy, Inc. (a) 1,098 75,411
Entegris, Inc. 1,377 136,406
First Solar, Inc. (a) 857 151,038
Intel Corp. 39,496 791,895
KLA Corp. 1,216 766,226
Lam Research Corp. 11,744 848,269
Lattice Semiconductor Corp. (a)(b) 1,250 70,812
Marvell Technology, Inc. 7,862 868,358
Microchip Technology, Inc. 4,817 276,255
Micron Technology, Inc. 10,169 855,823
MKS Instruments, Inc. (b) 776 81,007
Monolithic Power Systems, Inc. 428 253,247
NVIDIA Corp. 190,763 25,617,563
ON Semiconductor Corp. (a) 3,878 244,508
Onto Innovation, Inc. (a) 449 74,835
Qorvo, Inc. (a)(b) 860 60,140
QUALCOMM, Inc. 10,174 1,562,930
Rambus, Inc. (a) 971 51,327
Skyworks Solutions, Inc. (b) 1,459 129,384
Teradyne, Inc. 1,453 182,962
Texas Instruments, Inc. 8,348 1,565,333

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Semiconductors & Semiconductor Equipment (cont’d)
Universal Display Corp. 401 $ 58,626
48,100,996
Software ( 10 .7% )
Adobe, Inc. (a) 4,018 1,786,724
Altair Engineering, Inc., Class  A (a)(b) 538 58,701
ANSYS, Inc. (a) 797 268,852
Appfolio, Inc., Class  A (a) 203 50,084
AppLovin Corp., Class  A (a) 1,899 614,953
Aspen Technology, Inc. (a) 245 61,159
Atlassian Corp., Class  A (a) 1,430 348,033
Autodesk, Inc. (a) 1,965 580,795
Bentley Systems, Inc., Class  B (b) 1,252 58,468
BILL Holdings, Inc. (a) 905 76,663
Cadence Design Systems, Inc. (a) 2,477 744,239
CCC Intelligent Solutions Holdings, Inc. (a)(b) 3,852 45,184
Clearwater Analytics Holdings, Inc., Class  A (a) 1,589 43,729
CommVault Systems, Inc. (a) 393 59,308
Confluent, Inc., Class  A (a) 2,263 63,274
Crowdstrike Holdings, Inc., Class  A (a) 2,105 720,247
Datadog, Inc., Class  A (a) 2,760 394,376
DocuSign, Inc., Class  A (a) 1,842 165,670
Dolby Laboratories, Inc., Class  A 539 42,096
Dropbox, Inc., Class  A (a) 2,014 60,501
Dynatrace, Inc. (a) 2,700 146,745
Elastic NV (a) 786 77,877
Fair Isaac Corp. (a) 225 447,959
Fortinet, Inc. (a) 5,793 547,323
Gen Digital, Inc. 5,114 140,021
Guidewire Software, Inc. (a) 760 128,121
HashiCorp, Inc., Class  A (a) 1,364 46,662
HubSpot, Inc. (a) 454 316,334
Intuit, Inc. 2,502 1,572,507
Manhattan Associates, Inc. (a) 554 149,713
MARA Holdings, Inc. (a)(b) 2,873 48,180
Microsoft Corp. 59,494 25,076,721
Nutanix, Inc., Class  A (a) 2,288 139,980
Oracle Corp. 14,836 2,472,271
Palo Alto Networks, Inc. (a) 5,946 1,081,934
PTC, Inc. (a) 1,088 200,051
Qualys, Inc. (a) 332 46,553
Roper Technologies, Inc. 979 508,933
Salesforce, Inc. 8,540 2,855,178
SentinelOne, Inc., Class  A (a) 2,492 55,322
ServiceNow, Inc. (a) 1,879 1,991,966
Smartsheet, Inc., Class  A (a) 1,186 66,452
SPS Commerce, Inc. (a) 340 62,557
Synopsys, Inc. (a) 1,395 677,077
Tenable Holdings, Inc. (a) 1,082 42,609
Tyler Technologies, Inc. (a) 389 224,313
Varonis Systems, Inc., Class  B (a)(b) 993 44,119
Workday, Inc., Class  A (a) 1,931 498,256
Zscaler, Inc. (a) 867 156,415
46,065,205
Specialized REITs ( 1 .1% )
American Tower Corp. 4,844 888,438
Crown Castle, Inc. 4,509 409,237
CubeSmart 2,333 99,969
Shares Value
Digital Realty Trust, Inc. 3,447 $ 611,256
Equinix, Inc. (b) 994 937,233
Extra Space Storage, Inc. 2,177 325,679
Iron Mountain, Inc. 2,669 280,539
Lamar Advertising Co., Class  A 908 110,540
Public Storage 1,648 493,477
SBA Communications Corp., Class  A 1,103 224,791
Weyerhaeuser Co. 6,125 172,419
4,553,578
Specialty Retail ( 2 .1% )
Abercrombie & Fitch Co., Class  A (a) 430 64,272
Asbury Automotive Group, Inc. (a)(b) 165 40,100
AutoNation, Inc. (a) 222 37,704
AutoZone, Inc. (a) 144 461,088
Bath & Body Works, Inc. 1,834 71,104
Best Buy Co., Inc. 1,694 145,345
Burlington Stores, Inc. (a) 541 154,217
CarMax, Inc. (a) 1,322 108,087
Carvana Co., Class  A (a)(b) 986 200,513
Chewy, Inc., Class  A (a) 1,113 37,274
Dick's Sporting Goods, Inc. 477 109,157
Five Below, Inc. (a) 461 48,387
Floor & Decor Holdings, Inc., Class  A (a) 905 90,228
GameStop Corp., Class  A (a)(b) 3,328 104,300
Gap, Inc. (The) 1,716 40,549
Home Depot, Inc. (The) 8,505 3,308,360
Lithia Motors, Inc., Class  A 224 80,064
Lowe's Cos., Inc. 4,829 1,191,797
O'Reilly Automotive, Inc. (a) 491 582,228
Penske Automotive Group, Inc. 158 24,085
RH (a) 128 50,380
Ross Stores, Inc. 2,768 418,715
Signet Jewelers Ltd. 358 28,894
TJX Cos., Inc. (The) 9,581 1,157,481
Tractor Supply Co. 4,609 244,554
Ulta Beauty, Inc. (a) 402 174,842
Williams-Sonoma, Inc. 1,015 187,958
9,161,683
Technology Hardware, Storage & Peripherals ( 7 .6% )
Apple, Inc. 122,239 30,611,090
Dell Technologies, Inc., Class  C 3,037 349,984
Hewlett Packard Enterprise Co. 11,847 252,934
HP, Inc. 8,811 287,503
NetApp, Inc. 1,856 215,445
Pure Storage, Inc., Class  A (a) 2,840 174,461
Seagate Technology Holdings plc (b) 1,927 166,319
Super Micro Computer, Inc. (a) 4,594 140,025
Western Digital Corp. (a) 3,153 188,013
32,385,774
Textiles, Apparel & Luxury Goods ( 0 .4% )
Columbia Sportswear Co. 285 23,920
Crocs, Inc. (a) 481 52,684
Deckers Outdoor Corp. (a) 1,292 262,392
Levi Strauss & Co., Class  A 814 14,082
Lululemon Athletica, Inc. (a) 910 347,993
NIKE, Inc., Class  B 10,028 758,819
PVH Corp. 474 50,126
Ralph Lauren Corp., Class  A 333 76,917

Morgan Stanley ETF Trust
Calvert US Large-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Textiles, Apparel & Luxury Goods (cont’d)
Skechers USA, Inc., Class  A (a) 1,118 $ 75,174
Tapestry, Inc. 1,988 129,876
VF Corp. 3,146 67,513
1,859,496
Trading Companies & Distributors ( 0 .6% )
Air Lease Corp., Class  A 1,209 58,286
Applied Industrial Technologies, Inc. 442 105,846
Beacon Roofing Supply, Inc. (a) 527 53,533
Boise Cascade Co. 326 38,748
Core & Main, Inc., Class  A (a) 2,196 111,798
Fastenal Co. 4,899 352,287
Ferguson Enterprises, Inc. 1,704 295,763
FTAI Aviation Ltd. (b) 1,171 168,671
GATX Corp. 405 62,759
MSC Industrial Direct Co., Inc., Class  A (b) 375 28,009
SiteOne Landscape Supply, Inc. (a) 380 50,073
United Rentals, Inc. 757 533,261
Watsco, Inc. 407 192,873
WESCO International, Inc. 401 72,565
WW Grainger, Inc. 391 412,133
2,536,605
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 2,024 251,968
Essential Utilities, Inc. 2,852 103,584
355,552
Wireless Telecommunication Services ( 0 .2% )
T-Mobile US, Inc. 4,419 975,406
Total Common Stocks
(Cost $341,313,479) 428,454,913
Short-Term Investments (1.4%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (d)
(Cost $665,950)
665,950 665,950
Security held as Collateral on Loaned Securities ( 1 .2% )
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (d)
(Cost $5,215,573)
5,215,573 5,215,573
Total Short-Term Investments
(Cost $5,881,523) 5,881,523
–
Total Investments ( 101 .2% )
(Cost $ 347,195,002 ) (e) 434,336,436
Liabilities in Excess of Other Assets
(
-1.2%
) (4,981,013)
NET ASSETS (100.0%) $ 429,355,423
(a) Non-income producing security.
(b) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $15,233,308 and $15,517,593, respectively. The Fund
received cash collateral of $5,215,573, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of $10,302,020 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Amount is less than 0.05%.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $262 relating to the Fund’s investment in the Liquidity Fund.
(e) At December 31, 2024, the aggregate cost for federal income tax purposes is $347,195,002. The aggregate gross unrealized appreciation is $96,157,489 and the aggregate gross unrealized depreciation is $9,016,055, resulting in net unrealized appreciation of $87,141,434.
REIT Real Estate Investment Trust

Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 70 .6%
Semiconductors & Semiconductor Equipment 11 .2
Software 10 .7
Technology Hardware, Storage & Peripherals 7 .5
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Shares Value
Common Stocks (99.8%)
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 123 $ 13,625
FedEx Corp. 197 55,422
69,047
Automobile Components ( 0 .1% )
Aptiv plc (a) 238 14,394
BorgWarner, Inc. 182 5,786
Lear Corp. 45 4,262
24,442
Automobiles ( 0 .0% ) (b)
Thor Industries, Inc. (c) 44 4,211
Banks ( 4 .3% )
Bank of America Corp. 5,950 261,503
Cadence Bank 158 5,443
Citigroup, Inc. 1,658 116,707
Citizens Financial Group, Inc. 384 16,804
Comerica, Inc. 115 7,113
Cullen/Frost Bankers, Inc. 52 6,981
East West Bancorp, Inc. 120 11,491
Fifth Third Bancorp 591 24,987
Huntington Bancshares, Inc. 1,261 20,516
JPMorgan Chase & Co. 2,460 589,687
KeyCorp 866 14,843
Old National Bancorp 277 6,012
Regions Financial Corp. 802 18,863
Synovus Financial Corp. 124 6,353
Truist Financial Corp. 1,166 50,581
U.S. Bancorp 1,369 65,479
Wintrust Financial Corp. 57 7,108
Zions Bancorp NA 127 6,890
1,237,361
Beverages ( 1 .5% )
Celsius Holdings, Inc. (a)(c) 146 3,846
Coca-Cola Co. (The) 3,404 211,933
Keurig Dr Pepper, Inc. 988 31,734
PepsiCo, Inc. 1,201 182,624
430,137
Biotechnology ( 2 .6% )
AbbVie, Inc. 1,549 275,257
Alnylam Pharmaceuticals, Inc. (a)(c) 112 26,355
Amgen, Inc. 471 122,761
Biogen, Inc. (a) 125 19,115
Blueprint Medicines Corp. (a)(c) 54 4,710
Gilead Sciences, Inc. 1,092 100,868
Halozyme Therapeutics, Inc. (a) 110 5,259
Insmed, Inc. (a) 153 10,563
Moderna, Inc. (a) 301 12,516
Regeneron Pharmaceuticals, Inc. (a) 93 66,247
Vertex Pharmaceuticals, Inc. (a) 225 90,607
734,258
Broadline Retail ( 0 .1% )
eBay, Inc. (c) 423 26,205
Etsy, Inc. (a) 93 4,919
Macy's, Inc. 242 4,097
35,221
Shares Value
Building Products ( 0 .8% )
AAON, Inc. 58 $ 6,825
Allegion plc 76 9,932
Armstrong World Industries, Inc. 37 5,229
AZEK Co., Inc. (The), Class  A (a) 124 5,886
Carrier Global Corp. 731 49,898
Fortune Brands Innovations, Inc. 108 7,380
Johnson Controls International plc 582 45,937
Masco Corp. 191 13,861
Owens Corning 76 12,944
Trane Technologies plc 197 72,762
Trex Co., Inc. (a) 90 6,213
236,867
Capital Markets ( 2 .4% )
Ameriprise Financial, Inc. 85 45,257
Bank of New York Mellon Corp. (The) 639 49,095
Cboe Global Markets, Inc. 92 17,977
Charles Schwab Corp. (The) 1,309 96,879
CME Group, Inc. 316 73,385
Intercontinental Exchange, Inc. 500 74,505
Janus Henderson Group plc 113 4,806
Jefferies Financial Group, Inc. 138 10,819
LPL Financial Holdings, Inc. 65 21,223
MarketAxess Holdings, Inc. 33 7,459
Moody's Corp. 138 65,325
Morningstar, Inc. 24 8,082
Nasdaq, Inc. 361 27,909
Northern Trust Corp. 174 17,835
Raymond James Financial, Inc. 161 25,008
S&P Global, Inc. 272 135,464
Tradeweb Markets, Inc., Class  A 101 13,223
694,251
Chemicals ( 0 .4% )
Ashland, Inc. 37 2,644
Balchem Corp. 28 4,564
Ecolab, Inc. 222 52,019
FMC Corp. (c) 108 5,250
International Flavors & Fragrances, Inc. 224 18,939
Mosaic Co. (The) 265 6,514
RPM International, Inc. 111 13,659
103,589
Commercial Services & Supplies ( 0 .6% )
Clean Harbors, Inc. (a) 45 10,356
Copart, Inc. (a)(c) 768 44,076
Republic Services, Inc., Class  A 179 36,011
Tetra Tech, Inc. 234 9,323
Waste Management, Inc. 352 71,030
170,796
Communications Equipment ( 1 .4% )
Arista Networks, Inc. (a) 905 100,030
Ciena Corp. (a) 124 10,516
Cisco Systems, Inc. 3,489 206,549
Juniper Networks, Inc. 285 10,673
Motorola Solutions, Inc. 146 67,486
395,254
Construction & Engineering ( 0 .3% )
AECOM 118 12,605

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Construction & Engineering (cont’d)
EMCOR Group, Inc. 40 $ 18,156
Quanta Services, Inc. 128 40,454
71,215
Construction Materials ( 0 .0% ) (b)
Summit Materials, Inc., Class  A (a) 105 5,313
Consumer Finance ( 1 .0% )
American Express Co. 492 146,021
Capital One Financial Corp. 331 59,024
Discover Financial Services 219 37,937
FirstCash Holdings, Inc. 34 3,522
SoFi Technologies, Inc. (a)(c) 937 14,430
Synchrony Financial 342 22,230
283,164
Consumer Staples Distribution & Retail ( 1 .9% )
Casey's General Stores, Inc. 32 12,679
Dollar General Corp. 189 14,330
Dollar Tree, Inc. (a) 189 14,164
Kroger Co. (The) 630 38,524
Performance Food Group Co. (a)(c) 133 11,245
Sysco Corp. 432 33,031
Target Corp. 399 53,937
U.S. Foods Holding Corp. (a) 207 13,964
Walmart, Inc. 3,819 345,047
536,921
Containers & Packaging ( 0 .2% )
Amcor plc (c) 1,233 11,602
Crown Holdings, Inc. 105 8,682
Graphic Packaging Holding Co. (c) 260 7,062
International Paper Co. 300 16,146
Silgan Holdings, Inc. 72 3,748
Sonoco Products Co. 85 4,152
51,392
Distributors ( 0 .0% ) (b)
Pool Corp. 33 11,251
Diversified Consumer Services ( 0 .0% ) (b)
Service Corp. International 123 9,818
Diversified Telecommunication Services ( 1 .0% )
AT&T, Inc. 6,286 143,132
Verizon Communications, Inc. 3,692 147,643
290,775
Electric Utilities ( 0 .9% )
Alliant Energy Corp. 224 13,247
Eversource Energy 320 18,378
Exelon Corp. 878 33,048
IDACORP, Inc. 46 5,027
NextEra Energy, Inc. 1,799 128,970
NRG Energy, Inc. 177 15,969
Portland General Electric Co. 90 3,926
Xcel Energy, Inc. (c) 502 33,895
252,460
Electrical Equipment ( 0 .8% )
Eaton Corp. plc 346 114,827
Emerson Electric Co. 499 61,841
nVent Electric plc 144 9,815
Shares Value
Rockwell Automation, Inc. 99 $ 28,293
214,776
Electronic Equipment, Instruments & Components ( 0 .4% )
Amphenol Corp., Class  A 1,053 73,131
Badger Meter, Inc. 26 5,515
Itron, Inc. (a) 39 4,235
TD SYNNEX Corp. 66 7,740
Trimble, Inc. (a) 213 15,051
Zebra Technologies Corp., Class  A (a) 45 17,380
123,052
Energy Equipment & Services ( 0 .1% )
Baker Hughes Co., Class  A 872 35,769
Entertainment ( 1 .9% )
Electronic Arts, Inc. 208 30,431
Netflix, Inc. (a) 373 332,462
Walt Disney Co. (The) 1,589 176,935
539,828
Financial Services ( 3 .9% )
Equitable Holdings, Inc. 279 13,160
Fidelity National Information Services, Inc. 475 38,366
Fiserv, Inc. (a) 496 101,888
Jack Henry & Associates, Inc. 63 11,044
Mastercard, Inc., Class  A 717 377,551
MGIC Investment Corp. 224 5,311
Mr Cooper Group, Inc. (a) 55 5,280
PayPal Holdings, Inc. (a) 879 75,023
Radian Group, Inc. 130 4,124
Visa, Inc., Class  A 1,510 477,220
1,108,967
Food Products ( 0 .6% )
Conagra Brands, Inc. 406 11,266
Flowers Foods, Inc. 172 3,554
General Mills, Inc. (c) 489 31,184
Hershey Co. (The) 129 21,846
J.M. Smucker Co. (The) 91 10,021
Kellanova 257 20,809
Mondelez International, Inc., Class  A 1,164 69,526
168,206
Gas Utilities ( 0 .0% ) (b)
Southwest Gas Holdings, Inc. 53 3,748
Ground Transportation ( 0 .5% )
Lyft, Inc., Class  A (a) 301 3,883
Union Pacific Corp. 531 121,089
XPO, Inc. (a) 100 13,115
138,087
Health Care Equipment & Supplies ( 2 .4% )
Abbott Laboratories 1,513 171,135
Align Technology, Inc. (a) 61 12,719
Baxter International, Inc. 435 12,685
Becton Dickinson & Co. 253 57,398
Boston Scientific Corp. (a) 1,289 115,134
Edwards Lifesciences Corp. (a) 512 37,903
Hologic, Inc. (a) 193 13,913
IDEXX Laboratories, Inc. (a) 71 29,354
Inspire Medical Systems, Inc. (a) 26 4,820
Insulet Corp. (a) 61 15,925

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Health Care Equipment & Supplies (cont’d)
Medtronic plc 1,127 $ 90,025
Penumbra, Inc. (a) 33 7,837
STERIS plc 86 17,678
Stryker Corp. 314 113,056
699,582
Health Care Providers & Services ( 2 .2% )
Centene Corp. (a) 434 26,292
Cigna Group (The) 240 66,274
CVS Health Corp. 1,096 49,199
Elevance Health, Inc. 203 74,887
HealthEquity, Inc. (a) 74 7,100
Henry Schein, Inc. (a) 109 7,543
UnitedHealth Group, Inc. 805 407,217
638,512
Health Care REITs ( 0 .4% )
Healthpeak Properties, Inc. 612 12,405
Omega Healthcare Investors, Inc. 236 8,933
Ventas, Inc. 366 21,554
Welltower, Inc. (c) 546 68,812
111,704
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 130 27,333
Hotel & Resort REITs ( 0 .1% )
Host Hotels & Resorts, Inc. (c) 609 10,670
Ryman Hospitality Properties, Inc. 51 5,321
15,991
Hotels, Restaurants & Leisure ( 1 .4% )
Booking Holdings, Inc. 29 144,084
Choice Hotels International, Inc. (c) 24 3,408
Hilton Worldwide Holdings, Inc. 210 51,904
Hyatt Hotels Corp., Class  A (c) 36 5,651
Marriott International, Inc., Class  A 214 59,693
Starbucks Corp. 975 88,969
Texas Roadhouse, Inc., Class  A 59 10,645
Vail Resorts, Inc. 32 5,999
Yum! Brands, Inc. 246 33,003
403,356
Household Durables ( 0 .1% )
Meritage Homes Corp. 31 4,768
Tempur Sealy International, Inc. 147 8,333
TopBuild Corp. (a)(c) 25 7,784
Whirlpool Corp. (c) 46 5,266
26,151
Household Products ( 0 .4% )
Clorox Co. (The) 108 17,540
Colgate-Palmolive Co. 718 65,273
Kimberly-Clark Corp. 293 38,395
121,208
Independent Power and Renewable Electricity Producers ( 0 .0% ) (b)
AES Corp. (The) 600 7,722
Clearway Energy, Inc., Class  C 98 2,548
10,270
Industrial REITs ( 0 .0% ) (b)
Rexford Industrial Realty, Inc. 192 7,423
Shares Value
Insurance ( 1 .8% )
Allstate Corp. (The) 230 $ 44,342
American Financial Group, Inc. 64 8,763
American International Group, Inc. 549 39,967
Aon plc, Class  A 184 66,085
Arch Capital Group Ltd. 319 29,460
First American Financial Corp. 86 5,370
Globe Life, Inc. 75 8,364
Hartford Financial Services Group, Inc. (The) 254 27,788
Lincoln National Corp. 147 4,661
Marsh & McLennan Cos., Inc. 431 91,549
MetLife, Inc. 515 42,168
Old Republic International Corp. 211 7,636
Primerica, Inc. 29 7,871
Principal Financial Group, Inc. 203 15,714
Prudential Financial, Inc. 313 37,100
Reinsurance Group of America, Inc. 57 12,177
RenaissanceRe Holdings Ltd. 43 10,699
Travelers Cos., Inc. (The) 199 47,937
Unum Group 161 11,758
519,409
Interactive Media & Services ( 6 .4% )
Alphabet, Inc., Class  A 9,658 1,828,259
Pinterest, Inc., Class  A (a) 512 14,848
1,843,107
IT Services ( 1 .7% )
Accenture plc, Class  A 547 192,429
Akamai Technologies, Inc. (a) 130 12,435
EPAM Systems, Inc. (a) 49 11,457
Gartner, Inc. (a) 66 31,975
GoDaddy, Inc., Class  A (a) 122 24,079
International Business Machines Corp. 809 177,843
Twilio, Inc., Class  A (a) 129 13,942
VeriSign, Inc. (a) 75 15,522
479,682
Leisure Products ( 0 .0% ) (b)
Brunswick Corp. 57 3,687
Mattel, Inc. (a) 296 5,248
8,935
Life Sciences Tools & Services ( 1 .6% )
Agilent Technologies, Inc. 252 33,854
Avantor, Inc. (a)(c) 568 11,968
Bio-Rad Laboratories, Inc., Class  A (a)(c) 17 5,585
Danaher Corp. 608 139,566
IQVIA Holdings, Inc. (a) 158 31,048
Medpace Holdings, Inc. (a) 22 7,309
Thermo Fisher Scientific, Inc. 335 174,277
Waters Corp. (a) 52 19,291
West Pharmaceutical Services, Inc. 63 20,636
443,534
Machinery ( 1 .4% )
Chart Industries, Inc. (a) 37 7,061
Cummins, Inc. 118 41,135
Deere & Co. 222 94,061
Fortive Corp. 306 22,950
Franklin Electric Co., Inc. 34 3,313
IDEX Corp. 67 14,022

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Machinery (cont’d)
Ingersoll Rand, Inc. 354 $ 32,023
ITT, Inc. 71 10,144
Lincoln Electric Holdings, Inc. 48 8,999
Middleby Corp. (The) (a) 46 6,231
Otis Worldwide Corp. 352 32,599
Parker-Hannifin Corp. 112 71,235
Stanley Black & Decker, Inc. 134 10,759
Toro Co. (The) 89 7,129
Westinghouse Air Brake Technologies Corp. 150 28,439
Xylem, Inc. 212 24,596
414,696
Media ( 0 .7% )
Comcast Corp., Class  A 3,332 125,050
Interpublic Group of Cos., Inc. (The) 329 9,218
Omnicom Group, Inc. 166 14,283
Paramount Global, Class  B 508 5,314
Trade Desk, Inc. (The), Class  A (a) 392 46,072
199,937
Metals & Mining ( 0 .0% ) (b)
ATI, Inc. (a) 107 5,889
Mortgage Real Estate Investment Trusts (REITs) ( 0 .0% ) (b)
Rithm Capital Corp. 428 4,635
Multi-Utilities ( 0 .4% )
CMS Energy Corp. (c) 261 17,396
DTE Energy Co. 181 21,856
Public Service Enterprise Group, Inc. 437 36,922
Sempra 556 48,772
124,946
Passenger Airlines ( 0 .1% )
Alaska Air Group, Inc. (a) 110 7,122
Delta Air Lines, Inc. 565 34,183
41,305
Personal Care Products ( 0 .1% )
Estee Lauder Cos., Inc. (The), Class  A 200 14,996
Pharmaceuticals ( 3 .9% )
Bristol-Myers Squibb Co. 1,781 100,733
Elanco Animal Health, Inc. (a) 403 4,880
Eli Lilly & Co. 746 575,912
Merck & Co., Inc. 2,214 220,249
Organon & Co. 225 3,357
Pfizer, Inc. 4,969 131,828
Royalty Pharma plc, Class  A 323 8,240
Zoetis, Inc., Class  A 394 64,194
1,109,393
Professional Services ( 0 .8% )
Automatic Data Processing, Inc. 357 104,504
Booz Allen Hamilton Holding Corp., Class  A 111 14,286
Broadridge Financial Solutions, Inc. 102 23,061
Dayforce, Inc. (a)(c) 133 9,661
Equifax, Inc. 109 27,779
ExlService Holdings, Inc. (a) 136 6,036
FTI Consulting, Inc. (a) 31 5,925
Genpact Ltd. 143 6,142
Maximus, Inc. 52 3,882
Paycom Software, Inc. 42 8,609
Shares Value
Paylocity Holding Corp. (a) 38 $ 7,580
Robert Half, Inc. 88 6,200
Science Applications International Corp. (c) 40 4,471
TriNet Group, Inc. 25 2,269
230,405
Real Estate Management & Development ( 0 .2% )
CoStar Group, Inc. (a) 355 25,414
Jones Lang LaSalle, Inc. (a) 41 10,379
Zillow Group, Inc., Class  C (a) 178 13,181
48,974
Residential REITs ( 0 .1% )
Equity LifeStyle Properties, Inc. 163 10,856
Invitation Homes, Inc. 535 17,104
27,960
Retail REITs ( 0 .4% )
Brixmor Property Group, Inc. 262 7,294
Kimco Realty Corp. 580 13,589
NNN REIT, Inc. (c) 160 6,536
Realty Income Corp. (c) 764 40,805
Simon Property Group, Inc. 284 48,908
117,132
Semiconductors & Semiconductor Equipment ( 15 .4% )
Advanced Micro Devices, Inc. (a) 1,414 170,797
Analog Devices, Inc. 433 91,995
Broadcom, Inc. 4,013 930,374
Cirrus Logic, Inc. (a) 46 4,581
First Solar, Inc. (a) 89 15,685
Intel Corp. 3,779 75,769
Lam Research Corp. 1,120 80,898
Micron Technology, Inc. 971 81,719
MKS Instruments, Inc. 56 5,846
NVIDIA Corp. 20,625 2,769,731
ON Semiconductor Corp. (a) 374 23,581
QUALCOMM, Inc. 972 149,319
Teradyne, Inc. 137 17,251
4,417,546
Software ( 13 .8% )
Adobe, Inc. (a) 384 170,757
ANSYS, Inc. (a) 77 25,974
Appfolio, Inc., Class  A (a) 20 4,934
Atlassian Corp., Class  A (a) 137 33,343
Autodesk, Inc. (a) 189 55,863
BILL Holdings, Inc. (a) 86 7,285
CommVault Systems, Inc. (a) 37 5,584
Crowdstrike Holdings, Inc., Class  A (a) 201 68,774
DocuSign, Inc., Class  A (a) 178 16,009
Dropbox, Inc., Class  A (a) 196 5,888
Dynatrace, Inc. (a) 258 14,022
Fair Isaac Corp. (a) 21 41,810
Gen Digital, Inc. 490 13,416
HubSpot, Inc. (a) 44 30,658
Intuit, Inc. 240 150,840
MARA Holdings, Inc. (a)(c) 275 4,612
Microsoft Corp. 6,424 2,707,716
Nutanix, Inc., Class  A (a) 219 13,398
Palo Alto Networks, Inc. (a) 569 103,535
Salesforce, Inc. 818 273,482

Morgan Stanley ETF Trust
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Software (cont’d)
ServiceNow, Inc. (a) 180 $ 190,822
Tenable Holdings, Inc. (a) 102 4,017
Tyler Technologies, Inc. (a) 37 21,336
3,964,075
Specialized REITs ( 0 .9% )
American Tower Corp. 407 74,648
Crown Castle, Inc. 380 34,489
CubeSmart 196 8,398
Digital Realty Trust, Inc. (c) 291 51,603
Equinix, Inc. 84 79,203
Weyerhaeuser Co. 625 17,594
265,935
Specialty Retail ( 2 .3% )
Bath & Body Works, Inc. 190 7,367
Best Buy Co., Inc. 174 14,929
Burlington Stores, Inc. (a) 55 15,679
Dick's Sporting Goods, Inc. 49 11,213
Home Depot, Inc. (The) 871 338,810
Lowe's Cos., Inc. 495 122,166
TJX Cos., Inc. (The) 983 118,756
Tractor Supply Co. 470 24,938
653,858
Technology Hardware, Storage & Peripherals ( 12 .0% )
Apple, Inc. 13,246 3,317,063
Dell Technologies, Inc., Class  C 291 33,535
Hewlett Packard Enterprise Co. 1,136 24,254
HP, Inc. 845 27,573
NetApp, Inc. 179 20,778
Seagate Technology Holdings plc 184 15,881
Western Digital Corp. (a) 302 18,008
3,457,092
Textiles, Apparel & Luxury Goods ( 0 .2% )
Columbia Sportswear Co. 28 2,350
Crocs, Inc. (a) 47 5,148
Deckers Outdoor Corp. (a) 133 27,011
PVH Corp. 46 4,864
Skechers USA, Inc., Class  A (a) 115 7,733
VF Corp. 322 6,910
54,016
Trading Companies & Distributors ( 0 .2% )
Applied Industrial Technologies, Inc. 34 8,142
Fastenal Co. 502 36,099
GATX Corp. 30 4,649
Watsco, Inc. 31 14,690
63,580
Water Utilities ( 0 .1% )
American Water Works Co., Inc. 170 21,163
Wireless Telecommunication Services ( 0 .3% )
T-Mobile US, Inc. 424 93,590
Total Common Stocks
(Cost $26,755,941) 28,667,496
Shares Value
Short-Term Investments (0.8%)
Investment Company (0.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (d)
(Cost $42,104)
42,104 $ 42,104
Security held as Collateral on Loaned Securities ( 0 .6% )
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (d)
(Cost $185,722)
185,722 185,722
Total Short-Term Investments
(Cost $227,826) 227,826
–
Total Investments ( 100 .6% )
(Cost $ 26,983,767 ) (e) 28,895,322
Liabilities in Excess of Other Assets
(
-0.6%
) (171,217)
NET ASSETS (100.0%) $ 28,724,105
(a) Non-income producing security.
(b) Amount is less than 0.05%.
(c) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $379,768 and $387,771, respectively. The Fund received
cash collateral of $185,722, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $202,049 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $28 relating to the Fund’s investment in the Liquidity Fund.
(e) At December 31, 2024, the aggregate cost for federal income tax purposes is $26,983,767. The aggregate gross unrealized
appreciation is $2,869,107 and the aggregate gross unrealized depreciation is $957,552, resulting in net unrealized appreciation of
$1,911,555.
REIT Real Estate Investment Trust

Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 52 .4%
Semiconductors & Semiconductor Equipment 15 .4
Software 13 .8
Technology Hardware, Storage & Peripherals 12 .0
Interactive Media & Services 6 .4
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Shares Value
Common Stocks (99.5%)
Aerospace & Defense ( 1 .1% )
Axon Enterprise, Inc. (a)(b) 490 $ 291,217
Curtiss-Wright Corp. 279 99,008
HEICO Corp. (b) 743 176,641
Hexcel Corp. 593 37,181
Moog, Inc., Class  A 207 40,746
Woodward, Inc. 407 67,733
712,526
Air Freight & Logistics ( 0 .4% )
CH Robinson Worldwide, Inc. 1,159 119,748
Expeditors International of Washington, Inc. 1,216 134,696
GXO Logistics, Inc. (a) 889 38,672
293,116
Automobile Components ( 0 .6% )
Aptiv plc (a) 2,478 149,869
Autoliv, Inc. 789 74,000
BorgWarner, Inc. 2,181 69,334
Lear Corp. 544 51,517
Modine Manufacturing Co. (a) 516 59,820
404,540
Automobiles ( 0 .3% )
Harley-Davidson, Inc. 1,269 38,235
Rivian Automotive, Inc., Class  A (a)(b) 7,423 98,726
Thor Industries, Inc. (b) 507 48,525
185,486
Banks ( 3 .0% )
Bank OZK 707 31,483
BOK Financial Corp. 149 15,861
Cadence Bank 1,184 40,789
Citizens Financial Group, Inc. 2,858 125,066
Comerica, Inc. 853 52,758
Commerce Bancshares, Inc. 844 52,590
Cullen/Frost Bankers, Inc. 390 52,358
East West Bancorp, Inc. 898 85,992
Fifth Third Bancorp 4,363 184,468
First Citizens BancShares, Inc., Class  A 67 141,572
First Horizon Corp. 3,425 68,980
FNB Corp. 2,320 34,290
Home BancShares, Inc. 1,205 34,101
Huntington Bancshares, Inc. 9,393 152,824
KeyCorp 6,458 110,690
M&T Bank Corp. 1,081 203,239
Old National Bancorp 2,067 44,864
Pinnacle Financial Partners, Inc. 497 56,852
Popular, Inc. 457 42,985
Regions Financial Corp. 5,926 139,380
SouthState Corp. 494 49,143
Synovus Financial Corp. 918 47,029
Webster Financial Corp. 1,111 61,349
Western Alliance Bancorp 710 59,313
Wintrust Financial Corp. 428 53,376
Zions Bancorp NA 951 51,592
1,992,944
Beverages ( 0 .1% )
Celsius Holdings, Inc. (a)(b) 1,211 31,898
Shares Value
Coca-Cola Consolidated, Inc. 43 $ 54,179
86,077
Biotechnology ( 2 .2% )
Alnylam Pharmaceuticals, Inc. (a) 906 213,191
Apellis Pharmaceuticals, Inc. (a) 719 22,943
Biogen, Inc. (a) 1,025 156,743
BioMarin Pharmaceutical, Inc. (a) 1,333 87,618
Blueprint Medicines Corp. (a)(b) 436 38,028
Cytokinetics, Inc. (a) 804 37,820
Exact Sciences Corp. (a) 1,292 72,597
Exelixis, Inc. (a)(b) 1,972 65,668
Halozyme Therapeutics, Inc. (a) 892 42,646
Incyte Corp. (a) 1,124 77,635
Insmed, Inc. (a) 1,235 85,264
Ionis Pharmaceuticals, Inc. (a) 1,031 36,044
Krystal Biotech, Inc. (a)(b) 172 26,946
Madrigal Pharmaceuticals, Inc. (a) 130 40,114
Neurocrine Biosciences, Inc. (a) 698 95,277
REVOLUTION Medicines, Inc. (a) 998 43,653
Roivant Sciences Ltd. (a) 3,005 35,549
Sarepta Therapeutics, Inc. (a) 630 76,602
United Therapeutics Corp. (a) 311 109,733
Vaxcyte, Inc. (a) 851 69,663
Viking Therapeutics, Inc. (a) 764 30,743
1,464,477
Broadline Retail ( 0 .5% )
eBay, Inc. 3,048 188,824
Etsy, Inc. (a) 712 37,658
Macy's, Inc. 1,758 29,763
Ollie's Bargain Outlet Holdings, Inc. (a) 391 42,904
299,149
Building Products ( 1 .6% )
AAON, Inc. 494 58,134
Advanced Drainage Systems, Inc. (b) 523 60,459
Allegion plc 639 83,505
AO Smith Corp. 884 60,298
Armstrong World Industries, Inc. 276 39,007
AZEK Co., Inc. (The), Class  A (a) 895 42,486
Carlisle Cos., Inc. 369 136,102
Fortune Brands Innovations, Inc. 788 53,844
Lennox International, Inc. 237 144,404
Masco Corp. 1,373 99,639
Owens Corning 735 125,185
Simpson Manufacturing Co., Inc. 310 51,407
Trex Co., Inc. (a) 680 46,940
UFP Industries, Inc. 380 42,807
Zurn Elkay Water Solutions Corp. 908 33,868
1,078,085
Capital Markets ( 5 .3% )
Affiliated Managers Group, Inc. 193 35,690
Ameriprise Financial, Inc. 634 337,561
Ares Management Corp., Class  A 1,228 217,393
Bank of New York Mellon Corp. (The) 4,729 363,329
Blue Owl Capital, Inc., Class  A 3,632 84,480
Carlyle Group, Inc. (The) 1,428 72,100
Cboe Global Markets, Inc. 682 133,263
Evercore, Inc., Class  A 232 64,308
FactSet Research Systems, Inc. 288 138,321

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Capital Markets (cont’d)
Franklin Resources, Inc. (b) 1,833 $ 37,192
Hamilton Lane, Inc., Class  A 282 41,750
Houlihan Lokey, Inc., Class  A 350 60,781
Invesco Ltd. 2,890 50,517
Janus Henderson Group plc 844 35,895
Jefferies Financial Group, Inc. 1,006 78,870
LPL Financial Holdings, Inc. 486 158,684
MarketAxess Holdings, Inc. 280 63,291
Morningstar, Inc. 207 69,709
MSCI, Inc., Class  A 514 308,405
Nasdaq, Inc. 2,693 208,196
Northern Trust Corp. 1,277 130,892
Raymond James Financial, Inc. 1,200 186,396
SEI Investments Co. 636 52,457
State Street Corp. 1,907 187,172
Stifel Financial Corp. 649 68,846
T Rowe Price Group, Inc. 1,420 160,588
TPG, Inc., Class  A 535 33,619
Tradeweb Markets, Inc., Class  A 756 98,976
3,478,681
Chemicals ( 1 .5% )
Arcadium Lithium plc (a) 15,836 81,239
Ashland, Inc. 344 24,582
Axalta Coating Systems Ltd. (a) 1,601 54,786
Balchem Corp. 239 38,956
Cabot Corp. 395 36,067
Celanese Corp., Class  A 802 55,506
Eastman Chemical Co. 849 77,531
Element Solutions, Inc. 1,636 41,604
FMC Corp. (b) 914 44,430
International Flavors & Fragrances, Inc. 1,879 158,869
Mosaic Co. (The) 2,322 57,075
PPG Industries, Inc. 1,702 203,304
RPM International, Inc. 935 115,061
989,010
Commercial Services & Supplies ( 0 .9% )
Brink's Co. (The) 330 30,614
Casella Waste Systems, Inc., Class  A (a) 463 48,990
Clean Harbors, Inc. (a) 381 87,683
MSA Safety, Inc. 272 45,090
Rollins, Inc. 2,199 101,924
Tetra Tech, Inc. 1,996 79,521
Veralto Corp. 1,684 171,515
565,337
Communications Equipment ( 0 .4% )
Ciena Corp. (a) 1,009 85,573
F5, Inc. (a) 413 103,857
Juniper Networks, Inc. 2,323 86,997
276,427
Construction & Engineering ( 1 .4% )
AECOM 988 105,538
API Group Corp. (a) 1,844 66,329
Comfort Systems USA, Inc. 263 111,528
Dycom Industries, Inc. (a) 211 36,727
EMCOR Group, Inc. 340 154,326
MasTec, Inc. (a) 461 62,760
Quanta Services, Inc. 972 307,200
Shares Value
Valmont Industries, Inc. 146 $ 44,774
WillScot Holdings Corp. (a) 1,347 45,057
934,239
Construction Materials ( 0 .5% )
Summit Materials, Inc., Class  A (a) 1,706 86,323
Vulcan Materials Co. 921 236,909
323,232
Consumer Finance ( 1 .1% )
Ally Financial, Inc. 1,791 64,494
Credit Acceptance Corp. (a) 41 19,248
Discover Financial Services 1,634 283,058
FirstCash Holdings, Inc. 254 26,314
OneMain Holdings, Inc. 776 40,453
SLM Corp. 1,368 37,730
SoFi Technologies, Inc. (a) 7,096 109,278
Synchrony Financial 2,535 164,775
745,350
Consumer Staples Distribution & Retail ( 2 .0% )
Albertsons Cos., Inc., Class  A 3,048 59,863
BJ's Wholesale Club Holdings, Inc. (a) 836 74,696
Casey's General Stores, Inc. 268 106,190
Dollar General Corp. 1,400 106,148
Dollar Tree, Inc. (a) 1,372 102,818
Kroger Co. (The) 4,906 300,002
Performance Food Group Co. (a) 1,102 93,174
Sprouts Farmers Market, Inc. (a) 722 91,744
Sysco Corp. 3,444 263,328
U.S. Foods Holding Corp. (a) 1,680 113,333
1,311,296
Containers & Packaging ( 1 .8% )
Amcor plc (b) 10,606 99,802
AptarGroup, Inc. 487 76,508
Avery Dennison Corp. 583 109,097
Ball Corp. 2,190 120,735
Berry Global Group, Inc. 846 54,711
Crown Holdings, Inc. 874 72,271
Graphic Packaging Holding Co. 2,184 59,317
International Paper Co. 2,521 135,680
Packaging Corp. of America 650 146,335
Sealed Air Corp. 1,054 35,657
Silgan Holdings, Inc. 621 32,323
Smurfit WestRock plc 3,752 202,083
Sonoco Products Co. 717 35,025
1,179,544
Distributors ( 0 .4% )
Genuine Parts Co. 885 103,332
LKQ Corp. 1,649 60,601
Pool Corp. 236 80,462
244,395
Diversified Consumer Services ( 0 .4% )
Bright Horizons Family Solutions, Inc. (a) 437 48,441
Duolingo, Inc., Class  A (a) 272 88,191
H&R Block, Inc. 1,027 54,267
Service Corp. International 1,065 85,008
275,907

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Diversified REITs ( 0 .2% )
Essential Properties Realty Trust, Inc. (b) 1,305 $ 40,821
WP Carey, Inc. 1,619 88,203
129,024
Electric Utilities ( 1 .7% )
Alliant Energy Corp. 1,918 113,431
Evergy, Inc. (b) 1,698 104,512
Eversource Energy 2,737 157,186
Exelon Corp. 6,989 263,066
IDACORP, Inc. 398 43,493
NRG Energy, Inc. 1,485 133,977
Portland General Electric Co. 786 34,285
Xcel Energy, Inc. (b) 3,952 266,839
1,116,789
Electrical Equipment ( 2 .0% )
Acuity Brands, Inc. 227 66,314
AMETEK, Inc. 1,569 282,828
Atkore, Inc. 254 21,196
Hubbell, Inc., Class  B 394 165,043
NEXTracker, Inc., Class  A (a)(b) 1,025 37,443
nVent Electric plc 1,201 81,860
Regal Rexnord Corp. 485 75,238
Rockwell Automation, Inc. 814 232,633
Sensata Technologies Holding plc 1,091 29,893
Vertiv Holdings Co., Class  A 2,488 282,662
1,275,110
Electronic Equipment, Instruments & Components ( 2 .6% )
Arrow Electronics, Inc. (a) 334 37,782
Avnet, Inc. 550 28,776
Badger Meter, Inc. 216 45,818
CDW Corp. 944 164,294
Cognex Corp. 1,261 45,219
Coherent Corp. (a) 1,123 106,382
Corning, Inc. 5,472 260,029
Insight Enterprises, Inc. (a) 177 26,922
Itron, Inc. (a) 329 35,723
Jabil, Inc. (b) 768 110,515
Keysight Technologies, Inc. (a) 1,269 203,840
Littelfuse, Inc. 181 42,653
Novanta, Inc. (a) 263 40,179
TD SYNNEX Corp. 483 56,646
Teledyne Technologies, Inc. (a) 340 157,804
Trimble, Inc. (a) 1,793 126,693
Vontier Corp. 1,062 38,731
Zebra Technologies Corp., Class  A (a) 364 140,584
1,668,590
Energy Equipment & Services ( 0 .4% )
Baker Hughes Co., Class  A 6,768 277,623
Entertainment ( 2 .0% )
Electronic Arts, Inc. 1,658 242,565
Liberty Media Corp-Liberty Formula One,
Class  A (a) 1,878 157,827
Liberty Media Corp-Liberty Live, Class  A (a) 507 33,746
Live Nation Entertainment, Inc. (a) 1,170 151,515
ROBLOX Corp., Class  A (a) 3,762 217,669
Roku, Inc., Class  A (a) 902 67,055
Take-Two Interactive Software, Inc. (a) 1,148 211,324
Shares Value
Warner Bros Discovery, Inc. (a) 17,719 $ 187,290
Warner Music Group Corp., Class  A (b) 1,019 31,589
1,300,580
Financial Services ( 1 .9% )
Affirm Holdings, Inc., Class  A (a) 1,835 111,752
Corpay, Inc. (a) 477 161,426
Equitable Holdings, Inc. 2,040 96,227
Essent Group Ltd. 673 36,638
Euronet Worldwide, Inc. (a) 289 29,721
Fidelity National Information Services, Inc. 3,648 294,649
Jack Henry & Associates, Inc. 515 90,279
Jackson Financial, Inc., Class  A 475 41,363
MGIC Investment Corp. 1,632 38,695
Mr Cooper Group, Inc. (a) 404 38,788
PennyMac Financial Services, Inc. 207 21,143
Radian Group, Inc. 960 30,451
Shift4 Payments, Inc., Class  A (a)(b) 477 49,503
Toast, Inc., Class  A (a) 2,896 105,559
Voya Financial, Inc. 627 43,156
WEX, Inc. (a) 281 49,265
1,238,615
Food Products ( 2 .5% )
Bunge Global SA 1,004 78,071
Campbell's Co. (The) 1,425 59,679
Conagra Brands, Inc. 3,444 95,571
Darling Ingredients, Inc. (a) 1,141 38,440
Flowers Foods, Inc. 1,414 29,213
Freshpet, Inc. (a)(b) 348 51,542
General Mills, Inc. 3,910 249,341
Hershey Co. (The) 1,069 181,035
Hormel Foods Corp. 2,109 66,159
Ingredion, Inc. 469 64,516
J.M. Smucker Co. (The) 753 82,921
Kellanova 2,123 171,899
Kraft Heinz Co. (The) 6,438 197,711
Lamb Weston Holdings, Inc. 1,018 68,033
Lancaster Colony Corp. 140 24,240
McCormick & Co., Inc. (Non-Voting) 1,920 146,381
1,604,752
Gas Utilities ( 0 .2% )
National Fuel Gas Co. 671 40,716
Southwest Gas Holdings, Inc. 463 32,739
UGI Corp. 1,601 45,196
118,651
Ground Transportation ( 1 .3% )
JB Hunt Transport Services, Inc. 731 124,752
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,574 83,485
Landstar System, Inc. 316 54,308
Lyft, Inc., Class  A (a) 2,513 32,418
Old Dominion Freight Line, Inc. 1,274 224,734
Ryder System, Inc. 412 64,626
Saia, Inc. (a) 242 110,287
XPO, Inc. (a) 989 129,707
824,317
Health Care Equipment & Supplies ( 3 .0% )
Align Technology, Inc. (a) 494 103,004

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Health Care Equipment & Supplies (cont’d)
Baxter International, Inc. 3,587 $ 104,597
Cooper Cos., Inc. (The) (a) 1,403 128,978
DENTSPLY SIRONA, Inc. 1,399 26,553
GE HealthCare Technologies, Inc. 3,126 244,391
Glaukos Corp. (a) 377 56,527
Globus Medical, Inc., Class  A (a) 800 66,168
Hologic, Inc. (a) 1,585 114,263
IDEXX Laboratories, Inc. (a) 575 237,728
Inspire Medical Systems, Inc. (a) 209 38,744
Insulet Corp. (a) 494 128,969
Merit Medical Systems, Inc. (a) 403 38,978
Penumbra, Inc. (a) 263 62,457
ResMed, Inc. 1,032 236,008
STERIS plc 697 143,275
Teleflex, Inc. 328 58,378
Zimmer Biomet Holdings, Inc. 1,408 148,727
1,937,745
Health Care Providers & Services ( 1 .8% )
Centene Corp. (a) 3,536 214,211
Chemed Corp. 105 55,629
DaVita, Inc. (a) 357 53,390
Encompass Health Corp. 703 64,922
Ensign Group, Inc. (The) 392 52,081
HealthEquity, Inc. (a) 606 58,146
Henry Schein, Inc. (a) 871 60,273
Humana, Inc. 851 215,907
Labcorp Holdings, Inc. 591 135,528
Molina Healthcare, Inc. (a) 401 116,711
Option Care Health, Inc. (a) 1,191 27,631
Quest Diagnostics, Inc. 787 118,727
1,173,156
Health Care REITs ( 0 .8% )
Alexandria Real Estate Equities, Inc. 1,294 126,230
Healthcare Realty Trust, Inc., Class  A 2,637 44,697
Healthpeak Properties, Inc. 5,222 105,850
Omega Healthcare Investors, Inc. 2,018 76,381
Ventas, Inc. 3,129 184,267
537,425
Health Care Technology ( 0 .4% )
Doximity, Inc., Class  A (a) 878 46,876
Veeva Systems, Inc., Class  A (a) 1,048 220,342
267,218
Hotel & Resort REITs ( 0 .2% )
Host Hotels & Resorts, Inc. 5,168 90,543
Ryman Hospitality Properties, Inc. 435 45,388
135,931
Hotels, Restaurants & Leisure ( 1 .6% )
Aramark 1,903 71,001
Cava Group, Inc. (a) 547 61,702
Choice Hotels International, Inc. (b) 202 28,680
Darden Restaurants, Inc. 849 158,500
Domino's Pizza, Inc. 250 104,940
Hyatt Hotels Corp., Class  A (b) 309 48,507
Planet Fitness, Inc., Class  A (a) 636 62,881
Texas Roadhouse, Inc., Class  A 482 86,967
Vail Resorts, Inc. 275 51,549
Shares Value
Wingstop, Inc. 212 $ 60,250
Wyndham Hotels & Resorts, Inc. 578 58,257
Yum! Brands, Inc. 1,947 261,209
1,054,443
Household Durables ( 1 .6% )
Installed Building Products, Inc. (b) 177 31,019
KB Home 531 34,897
Lennar Corp., Class  A 1,671 227,874
Meritage Homes Corp. 265 40,762
Mohawk Industries, Inc. (a) 330 39,313
NVR, Inc. (a) 22 179,936
PulteGroup, Inc. 1,526 166,182
Taylor Morrison Home Corp., Class  A (a) 756 46,275
Tempur Sealy International, Inc. 1,071 60,715
Toll Brothers, Inc. 752 94,714
TopBuild Corp. (a)(b) 220 68,495
Whirlpool Corp. (b) 343 39,267
1,029,449
Household Products ( 0 .9% )
Church & Dwight Co., Inc. 1,562 163,557
Clorox Co. (The) 788 127,979
Kimberly-Clark Corp. 2,127 278,722
570,258
Independent Power and Renewable Electricity Producers ( 0 .2% )
AES Corp. (The) 5,316 68,417
Brookfield Renewable Corp. 1,010 27,937
Clearway Energy, Inc., Class  C 682 17,732
114,086
Industrial REITs ( 0 .5% )
Americold Realty Trust, Inc. 2,122 45,411
EastGroup Properties, Inc. 366 58,739
First Industrial Realty Trust, Inc. 983 49,278
Rexford Industrial Realty, Inc. 1,662 64,253
STAG Industrial, Inc. 1,363 46,097
Terreno Realty Corp. (b) 731 43,231
307,009
Insurance ( 4 .2% )
Allstate Corp. (The) 1,723 332,177
American Financial Group, Inc. 479 65,589
Arch Capital Group Ltd. 2,379 219,701
Axis Capital Holdings Ltd. 502 44,487
Brown & Brown, Inc. 1,795 183,126
Cincinnati Financial Corp. 1,005 144,418
Everest Group Ltd. 281 101,851
First American Financial Corp. 745 46,518
Globe Life, Inc. 546 60,890
Hanover Insurance Group, Inc. (The) 234 36,190
Hartford Financial Services Group, Inc. (The) 1,890 206,766
Kinsale Capital Group, Inc. 145 67,444
Lincoln National Corp. 1,105 35,040
Old Republic International Corp. 1,529 55,334
Primerica, Inc. 217 58,898
Principal Financial Group, Inc. 1,486 115,031
Prudential Financial, Inc. 2,324 275,464
Reinsurance Group of America, Inc. 429 91,647
RenaissanceRe Holdings Ltd. 326 81,112
Ryan Specialty Holdings, Inc., Class  A (b) 673 43,180

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Insurance (cont’d)
Selective Insurance Group, Inc. 394 $ 36,847
Unum Group 1,184 86,468
W. R. Berkley Corp. 1,903 111,364
White Mountains Insurance Group Ltd. 16 31,121
Willis Towers Watson plc 657 205,799
2,736,462
Interactive Media & Services ( 0 .3% )
Pinterest, Inc., Class  A (a) 4,145 120,205
Snap, Inc., Class  A (a) 7,592 81,766
ZoomInfo Technologies, Inc., Class  A (a) 1,964 20,641
222,612
IT Services ( 2 .9% )
Akamai Technologies, Inc. (a) 1,047 100,145
Amdocs Ltd. 807 68,708
Cloudflare, Inc., Class  A (a) 2,133 229,681
Cognizant Technology Solutions Corp., Class  A 3,442 264,690
EPAM Systems, Inc. (a) 390 91,190
Gartner, Inc. (a) 525 254,347
GoDaddy, Inc., Class  A (a) 990 195,396
Kyndryl Holdings, Inc. (a) 1,625 56,225
MongoDB, Inc., Class  A (a) 506 117,802
Snowflake, Inc., Class  A (a) 2,022 312,217
Twilio, Inc., Class  A (a) 1,025 110,782
VeriSign, Inc. (a) 600 124,176
1,925,359
Leisure Products ( 0 .2% )
Brunswick Corp. 478 30,917
Hasbro, Inc. 838 46,853
Mattel, Inc. (a) 2,132 37,800
115,570
Life Sciences Tools & Services ( 2 .6% )
Agilent Technologies, Inc. 1,994 267,874
Avantor, Inc. (a) 4,698 98,987
Bio-Rad Laboratories, Inc., Class  A (a)(b) 136 44,677
Bio-Techne Corp. 1,114 80,241
Bruker Corp. 729 42,734
Charles River Laboratories International, Inc. (a) 359 66,271
Illumina, Inc. (a) 1,115 148,997
IQVIA Holdings, Inc. (a) 1,275 250,550
Medpace Holdings, Inc. (a) 181 60,134
Mettler-Toledo International, Inc. (a) 148 181,105
PerkinElmer, Inc. (b) 859 95,873
Repligen Corp. (a) 369 53,114
Waters Corp. (a) 421 156,183
West Pharmaceutical Services, Inc. 510 167,056
1,713,796
Machinery ( 5 .0% )
AGCO Corp. 457 42,720
Allison Transmission Holdings, Inc. 635 68,618
Chart Industries, Inc. (a) 314 59,924
CNH Industrial NV 5,976 67,708
Cummins, Inc. 901 314,089
Donaldson Co., Inc. 877 59,066
Dover Corp. 1,006 188,726
Esab Corp. 417 50,015
Federal Signal Corp. 440 40,652
Shares Value
Flowserve Corp. 964 $ 55,449
Fortive Corp. 2,546 190,950
Franklin Electric Co., Inc. 289 28,163
Graco, Inc. 1,232 103,845
IDEX Corp. 557 116,575
Ingersoll Rand, Inc. 2,772 250,755
ITT, Inc. 597 85,299
Lincoln Electric Holdings, Inc. 398 74,613
Middleby Corp. (The) (a) 391 52,961
Mueller Industries, Inc. 809 64,202
Nordson Corp. 399 83,487
Oshkosh Corp. 476 45,253
Otis Worldwide Corp. 2,760 255,604
Pentair plc 1,211 121,875
Snap-on, Inc. 383 130,021
SPX Technologies, Inc. (a) 329 47,876
Stanley Black & Decker, Inc. 1,132 90,888
Timken Co. (The) (b) 466 33,258
Toro Co. (The) 754 60,395
Watts Water Technologies, Inc., Class  A 199 40,457
Westinghouse Air Brake Technologies Corp. 1,221 231,489
Xylem, Inc. 1,775 205,936
3,260,869
Media ( 1 .5% )
Charter Communications, Inc., Class  A (a) 675 231,370
Interpublic Group of Cos., Inc. (The) 2,814 78,848
Liberty Broadband Corp., Class  C (a) 923 69,004
New York Times Co. (The), Class  A (b) 1,216 63,293
Nexstar Media Group, Inc., Class  A 221 34,911
Omnicom Group, Inc. 1,463 125,877
Paramount Global, Class  B 4,618 48,304
Trade Desk, Inc. (The), Class  A (a) 2,929 344,245
995,852
Metals & Mining ( 1 .1% )
ATI, Inc. (a) 1,567 86,248
Carpenter Technology Corp. 537 91,134
Commercial Metals Co. 1,488 73,805
Nucor Corp. 1,655 193,155
Reliance, Inc. (b) 467 125,744
Steel Dynamics, Inc. 1,167 133,120
703,206
Mortgage Real Estate Investment Trusts (REITs) ( 0 .3% )
AGNC Investment Corp. (b) 4,817 44,365
Annaly Capital Management, Inc. 3,266 59,768
Rithm Capital Corp. 3,382 36,627
Starwood Property Trust, Inc. (b) 2,076 39,340
180,100
Multi-Utilities ( 2 .5% )
Ameren Corp. 1,991 177,478
CMS Energy Corp. 2,224 148,230
Consolidated Edison, Inc. 2,472 220,576
Dominion Energy, Inc. 5,623 302,855
DTE Energy Co. 1,547 186,800
NiSource, Inc. 3,488 128,219
Public Service Enterprise Group, Inc. 3,363 284,140
WEC Energy Group, Inc. 2,301 216,386
1,664,684

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Office REITs ( 0 .3% )
BXP, Inc. 1,182 $ 87,893
COPT Defense Properties 841 26,029
Vornado Realty Trust 1,326 55,745
169,667
Paper & Forest Products ( 0 .1% )
Louisiana-Pacific Corp. 441 45,666
Magnera Corp. (a) 1 18
45,684
Passenger Airlines ( 0 .7% )
Alaska Air Group, Inc. (a) 1,268 82,103
American Airlines Group, Inc. (a) 6,511 113,487
Delta Air Lines, Inc. 4,449 269,164
464,754
Personal Care Products ( 0 .8% )
BellRing Brands, Inc. (a) 815 61,402
Coty, Inc., Class  A (a) 2,332 16,231
elf Beauty, Inc. (a) 346 43,440
Estee Lauder Cos., Inc. (The), Class  A 1,484 111,271
Kenvue, Inc. 12,238 261,281
493,625
Pharmaceuticals ( 0 .3% )
Elanco Animal Health, Inc. (a) 3,448 41,755
Jazz Pharmaceuticals plc (a) 411 50,615
Organon & Co. 1,820 27,154
Royalty Pharma plc, Class  A 2,699 68,852
188,376
Professional Services ( 3 .0% )
Booz Allen Hamilton Holding Corp., Class  A 954 122,780
Broadridge Financial Solutions, Inc. 824 186,298
Dayforce, Inc. (a) 1,056 76,708
Equifax, Inc. 896 228,346
ExlService Holdings, Inc. (a) 1,104 48,995
Exponent, Inc. 381 33,947
FTI Consulting, Inc. (a) 269 51,414
Genpact Ltd. 1,148 49,307
Maximus, Inc. 452 33,742
Parsons Corp. (a) 325 29,981
Paychex, Inc. 2,174 304,838
Paycom Software, Inc. 351 71,944
Paylocity Holding Corp. (a) 315 62,833
Robert Half, Inc. 760 53,550
Science Applications International Corp. (b) 344 38,452
SS&C Technologies Holdings, Inc. 1,508 114,276
TransUnion 1,470 136,284
TriNet Group, Inc. 240 21,785
Verisk Analytics, Inc., Class  A 973 267,993
1,933,473
Real Estate Management & Development ( 1 .0% )
CBRE Group, Inc., Class  A (a) 2,089 274,265
CoStar Group, Inc. (a) 2,930 209,759
Jones Lang LaSalle, Inc. (a) 353 89,358
Zillow Group, Inc., Class  C (a)(b) 1,440 106,632
680,014
Residential REITs ( 1 .9% )
AvalonBay Communities, Inc. (b) 1,023 225,029
Shares Value
Camden Property Trust 787 $ 91,324
Equity LifeStyle Properties, Inc. 1,391 92,641
Equity Residential 2,807 201,430
Essex Property Trust, Inc. 478 136,440
Invitation Homes, Inc. 4,570 146,103
Mid-America Apartment Communities, Inc. 868 134,167
Sun Communities, Inc. 942 115,838
UDR, Inc. 2,459 106,745
1,249,717
Retail REITs ( 0 .7% )
Brixmor Property Group, Inc. 2,246 62,529
Federal Realty Investment Trust 632 70,752
Kimco Realty Corp. 4,944 115,838
Kite Realty Group Trust 1,632 41,192
NNN REIT, Inc. (b) 1,394 56,945
Regency Centers Corp. 1,350 99,805
447,061
Semiconductors & Semiconductor Equipment ( 1 .9% )
Allegro MicroSystems, Inc. (a)(b) 869 18,996
Cirrus Logic, Inc. (a) 376 37,442
Enphase Energy, Inc. (a) 776 53,296
Entegris, Inc. 1,067 105,697
First Solar, Inc. (a) 606 106,802
Lattice Semiconductor Corp. (a) 969 54,894
MKS Instruments, Inc. 493 51,464
Monolithic Power Systems, Inc. 332 196,444
ON Semiconductor Corp. (a) 3,004 189,402
Onto Innovation, Inc. (a) 348 58,001
Qorvo, Inc. (a) 666 46,573
Rambus, Inc. (a) 752 39,751
Skyworks Solutions, Inc. (b) 1,131 100,297
Teradyne, Inc. 1,126 141,786
Universal Display Corp. 312 45,615
1,246,460
Software ( 6 .9% )
Altair Engineering, Inc., Class  A (a) 418 45,608
ANSYS, Inc. (a) 619 208,807
Appfolio, Inc., Class  A (a) 157 38,735
AppLovin Corp., Class  A (a) 1,325 429,075
Aspen Technology, Inc. (a) 190 47,430
Atlassian Corp., Class  A (a) 1,079 262,607
Autodesk, Inc. (a) 1,389 410,547
Bentley Systems, Inc., Class  B (b) 970 45,299
BILL Holdings, Inc. (a) 701 59,382
CCC Intelligent Solutions Holdings, Inc. (a) 2,985 35,014
Clearwater Analytics Holdings, Inc., Class  A (a) 1,231 33,877
CommVault Systems, Inc. (a) 305 46,028
Confluent, Inc., Class  A (a) 1,753 49,014
Datadog, Inc., Class  A (a) 2,042 291,781
DocuSign, Inc., Class  A (a) 1,427 128,344
Dolby Laboratories, Inc., Class  A 418 32,646
Dropbox, Inc., Class  A (a) 1,561 46,892
Dynatrace, Inc. (a) 2,092 113,700
Elastic NV (a) 610 60,439
Fair Isaac Corp. (a) 156 310,585
Fortinet, Inc. (a) 4,116 388,880
Gen Digital, Inc. 3,963 108,507
Guidewire Software, Inc. (a) 590 99,462

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Software (cont’d)
HashiCorp, Inc., Class  A (a) 1,057 $ 36,160
HubSpot, Inc. (a) 352 245,263
Manhattan Associates, Inc. (a) 429 115,933
MARA Holdings, Inc. (a)(b) 2,226 37,330
Nutanix, Inc., Class  A (a) 1,773 108,472
PTC, Inc. (a) 844 155,186
Qualys, Inc. (a) 257 36,037
SentinelOne, Inc., Class  A (a) 1,931 42,868
Smartsheet, Inc., Class  A (a) 919 51,492
SPS Commerce, Inc. (a) 264 48,573
Tenable Holdings, Inc. (a) 839 33,040
Tyler Technologies, Inc. (a) 302 174,145
Varonis Systems, Inc., Class  B (a) 769 34,167
Zscaler, Inc. (a) 672 121,235
4,532,560
Specialized REITs ( 1 .7% )
Crown Castle, Inc. 2,937 266,562
CubeSmart 1,679 71,945
Extra Space Storage, Inc. 1,487 222,455
Iron Mountain, Inc. 2,067 217,263
Lamar Advertising Co., Class  A 653 79,496
SBA Communications Corp., Class  A 794 161,817
Weyerhaeuser Co. 4,326 121,777
1,141,315
Specialty Retail ( 2 .3% )
Abercrombie & Fitch Co., Class  A (a) 321 47,980
Asbury Automotive Group, Inc. (a)(b) 124 30,136
AutoNation, Inc. (a) 167 28,363
Bath & Body Works, Inc. 1,367 52,999
Best Buy Co., Inc. 1,262 108,280
Burlington Stores, Inc. (a) 404 115,164
CarMax, Inc. (a) 985 80,534
Carvana Co., Class  A (a)(b) 736 149,673
Chewy, Inc., Class  A (a) 829 27,763
Dick's Sporting Goods, Inc. 357 81,696
Five Below, Inc. (a) 344 36,106
Floor & Decor Holdings, Inc., Class  A (a) 674 67,198
GameStop Corp., Class  A (a)(b) 2,480 77,723
Gap, Inc. (The) 1,279 30,223
Lithia Motors, Inc., Class  A 167 59,691
Penske Automotive Group, Inc. 118 17,988
RH (a) 96 37,785
Signet Jewelers Ltd. 267 21,549
Tractor Supply Co. 3,593 190,644
Ulta Beauty, Inc. (a) 301 130,914
Williams-Sonoma, Inc. (b) 757 140,181
1,532,590
Technology Hardware, Storage & Peripherals ( 1 .7% )
Hewlett Packard Enterprise Co. 9,179 195,972
HP, Inc. 6,827 222,765
NetApp, Inc. 1,438 166,923
Pure Storage, Inc., Class  A (a) 2,201 135,208
Seagate Technology Holdings plc 1,494 128,947
Super Micro Computer, Inc. (a) 3,559 108,478
Western Digital Corp. (a) 2,443 145,676
1,103,969
Shares Value
Textiles, Apparel & Luxury Goods ( 1 .3% )
Columbia Sportswear Co. 212 $ 17,793
Crocs, Inc. (a) 359 39,321
Deckers Outdoor Corp. (a) 963 195,576
Levi Strauss & Co., Class  A 607 10,501
Lululemon Athletica, Inc. (a) 678 259,274
PVH Corp. 354 37,436
Ralph Lauren Corp., Class  A 248 57,283
Skechers USA, Inc., Class  A (a) 834 56,078
Tapestry, Inc. (b) 1,483 96,884
VF Corp. 2,344 50,302
820,448
Trading Companies & Distributors ( 2 .6% )
Air Lease Corp., Class  A 769 37,073
Applied Industrial Technologies, Inc. 281 67,291
Beacon Roofing Supply, Inc. (a) 393 39,921
Boise Cascade Co. 243 28,883
Core & Main, Inc., Class  A (a) 1,395 71,019
Fastenal Co. 3,651 262,543
Ferguson Enterprises, Inc. 1,270 220,434
FTAI Aviation Ltd. (b) 744 107,166
GATX Corp. 258 39,980
MSC Industrial Direct Co., Inc., Class  A 280 20,913
SiteOne Landscape Supply, Inc. (a) 284 37,423
United Rentals, Inc. 429 302,205
Watsco, Inc. 259 122,737
WESCO International, Inc. 300 54,288
WW Grainger, Inc. 292 307,783
1,719,659
Water Utilities ( 0 .4% )
American Water Works Co., Inc. 1,456 181,257
Essential Utilities, Inc. 2,053 74,565
255,822
Total Common Stocks
(Cost $59,740,828) 65,064,293
Short-Term Investments (2.2%)
Investment Company (0.4%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (c)
(Cost $253,127)
253,127 253,127
Security held as Collateral on Loaned Securities ( 1 .8% )
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (c)
(Cost $1,201,136)
1,201,136 1,201,136
Total Short-Term Investments
(Cost $1,454,263) 1,454,263
–
Total Investments ( 101 .7% )
(Cost $ 61,195,091 ) (d) 66,518,556
Liabilities in Excess of Other Assets
(
-1.7%
) (1,143,799)
NET ASSETS (100.0%) $ 65,374,757

Morgan Stanley ETF Trust
Calvert US Mid-Cap Core Responsible Index ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
(a) Non-income producing security.
(b) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $3,097,577 and $3,163,802, respectively. The Fund received cash collateral of $1,201,136, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $1,962,666 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $64 relating to the Fund’s investment in the Liquidity Fund.
(d) At December 31, 2024, the aggregate cost for federal income tax purposes is $61,195,091. The aggregate gross unrealized
appreciation is $7,795,745 and the aggregate gross unrealized depreciation is $2,472,280, resulting in net unrealized appreciation of $5,323,465.
REIT Real Estate Investment Trust

Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 87 .8%
Software 6 .9
Capital Markets 5 .3
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Shares Value
Common Stocks (99.9%)
Aerospace & Defense ( 0 .0% ) (a)
Hexcel Corp. 186 $ 11,662
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 590 65,354
Automobiles ( 1 .0% )
General Motors Co. 5,793 308,593
Banks ( 2 .0% )
Citizens Financial Group, Inc. 3,750 164,100
Fifth Third Bancorp 2,368 100,119
Huntington Bancshares, Inc. 5,077 82,603
KeyCorp 972 16,660
Regions Financial Corp. 2,292 53,908
Truist Financial Corp. 4,872 211,347
628,737
Biotechnology ( 1 .6% )
Alnylam Pharmaceuticals, Inc. (b)(c) 306 72,005
Amgen, Inc. 795 207,209
Exact Sciences Corp. (b) 606 34,051
Gilead Sciences, Inc. 1,190 109,920
Moderna, Inc. (b) 198 8,233
Regeneron Pharmaceuticals, Inc. (b) 40 28,493
Vertex Pharmaceuticals, Inc. (b) 131 52,754
512,665
Broadline Retail ( 0 .4% )
eBay, Inc. (c) 1,854 114,855
Etsy, Inc. (b) 173 9,150
124,005
Building Products ( 0 .8% )
Trane Technologies plc 662 244,510
Capital Markets ( 5 .0% )
Charles Schwab Corp. (The) 2,497 184,803
Intercontinental Exchange, Inc. 2,051 305,619
Morningstar, Inc. 283 95,303
MSCI, Inc., Class  A 52 31,201
Nasdaq, Inc. 1,644 127,098
S&P Global, Inc. 1,267 631,004
State Street Corp. 1,363 133,778
T Rowe Price Group, Inc. (c) 506 57,224
1,566,030
Chemicals ( 2 .3% )
Ecolab, Inc. 894 209,482
FMC Corp. (c) 1,026 49,874
Linde plc 452 189,239
Mosaic Co. (The) 3,457 84,973
Sherwin-Williams Co. (The) 503 170,985
704,553
Commercial Services & Supplies ( 0 .6% )
Cintas Corp. 270 49,329
Copart, Inc. (b) 180 10,330
MSA Safety, Inc. 414 68,629
Tetra Tech, Inc. 713 28,406
Veralto Corp. 158 16,092
172,786
Shares Value
Communications Equipment ( 1 .1% )
Ciena Corp. (b) 253 $ 21,457
Cisco Systems, Inc. 4,150 245,680
Lumentum Holdings, Inc. (b)(c) 179 15,027
Motorola Solutions, Inc. 132 61,014
343,178
Construction Materials ( 0 .1% )
CRH plc 436 40,339
Consumer Finance ( 2 .0% )
American Express Co. 974 289,073
Capital One Financial Corp. 821 146,401
Discover Financial Services 1,012 175,309
610,783
Consumer Staples Distribution & Retail ( 0 .5% )
Target Corp. 1,184 160,053
Containers & Packaging ( 0 .4% )
Ball Corp. 2,067 113,954
Distributors ( 0 .1% )
Genuine Parts Co. 229 26,738
Diversified Consumer Services ( 0 .4% )
Bright Horizons Family Solutions, Inc. (b) 620 68,727
Service Corp. International 699 55,794
124,521
Diversified Telecommunication Services ( 0 .9% )
Verizon Communications, Inc. 7,069 282,689
Electric Utilities ( 0 .7% )
Eversource Energy 3,338 191,701
NextEra Energy, Inc. 469 33,623
225,324
Electrical Equipment ( 2 .1% )
Eaton Corp. plc 1,260 418,156
Emerson Electric Co. 1,174 145,494
Rockwell Automation, Inc. 347 99,169
662,819
Entertainment ( 3 .1% )
Electronic Arts, Inc. 199 29,114
Netflix, Inc. (b) 595 530,335
Walt Disney Co. (The) 3,652 406,650
966,099
Financial Services ( 3 .8% )
Fidelity National Information Services, Inc. 568 45,877
Mastercard, Inc., Class  A 946 498,135
MGIC Investment Corp. 1,902 45,097
PayPal Holdings, Inc. (b) 1,211 103,359
Rocket Cos., Inc., Class  A (b)(c) 1,443 16,248
Visa, Inc., Class  A (c) 1,500 474,060
1,182,776
Food Products ( 1 .9% )
Darling Ingredients, Inc. (b) 1,842 62,057
General Mills, Inc. (c) 4,516 287,985
J.M. Smucker Co. (The) 1,161 127,850
McCormick & Co., Inc. (Non-Voting) 1,446 110,243
588,135

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Ground Transportation ( 0 .2% )
Knight-Swift Transportation Holdings, Inc.,
Class  A 1,050 $ 55,692
Health Care Equipment & Supplies ( 2 .6% )
Boston Scientific Corp. (b) 3,000 267,960
Edwards Lifesciences Corp. (b) 1,415 104,752
Hologic, Inc. (b) 1,161 83,697
IDEXX Laboratories, Inc. (b) 228 94,264
Insulet Corp. (b) 96 25,063
ResMed, Inc. 525 120,062
STERIS plc 527 108,330
804,128
Health Care Providers & Services ( 0 .6% )
DaVita, Inc. (b) 348 52,044
Humana, Inc. 509 129,138
181,182
Health Care REITs ( 0 .1% )
Ventas, Inc. 692 40,752
Hotel & Resort REITs ( 0 .0% ) (a)
Host Hotels & Resorts, Inc. (c) 903 15,821
Hotels, Restaurants & Leisure ( 0 .7% )
Darden Restaurants, Inc. 578 107,907
Planet Fitness, Inc., Class  A (b) 292 28,870
Vail Resorts, Inc. 405 75,917
212,694
Household Products ( 0 .4% )
Church & Dwight Co., Inc. 303 31,727
Clorox Co. (The) 578 93,873
125,600
Industrial REITs ( 0 .6% )
Prologis, Inc. 1,761 186,138
Insurance ( 4 .1% )
Hartford Financial Services Group, Inc. (The) 594 64,984
MetLife, Inc. 4,452 364,530
Primerica, Inc. 263 71,383
Progressive Corp. (The) 1,328 318,202
Prudential Financial, Inc. 1,936 229,474
Travelers Cos., Inc. (The) 903 217,524
1,266,097
IT Services ( 2 .3% )
Accenture plc, Class  A 1,608 565,678
Akamai Technologies, Inc. (b) 497 47,538
Snowflake, Inc., Class  A (b) 241 37,213
Twilio, Inc., Class  A (b) 381 41,178
VeriSign, Inc. (b) 133 27,526
719,133
Leisure Products ( 0 .2% )
Hasbro, Inc. 1,338 74,808
Life Sciences Tools & Services ( 0 .9% )
Agilent Technologies, Inc. 768 103,173
Danaher Corp. 474 108,807
IQVIA Holdings, Inc. (b) 141 27,708
Waters Corp. (b) 155 57,502
297,190
Shares Value
Machinery ( 5 .2% )
Caterpillar, Inc. 779 $ 282,590
Cummins, Inc. 978 340,931
Deere & Co. 423 179,225
Illinois Tool Works, Inc. 696 176,478
Parker-Hannifin Corp. 764 485,927
Pentair plc 768 77,291
Stanley Black & Decker, Inc. 344 27,620
Xylem, Inc. 362 41,999
1,612,061
Media ( 0 .8% )
Interpublic Group of Cos., Inc. (The) 2,775 77,755
Omnicom Group, Inc. 1,989 171,134
248,889
Metals & Mining ( 0 .5% )
Nucor Corp. 1,346 157,092
Multi-Utilities ( 0 .5% )
Consolidated Edison, Inc. 1,649 147,140
Office REITs ( 0 .1% )
BXP, Inc. 397 29,521
Personal Care Products ( 0 .3% )
Estee Lauder Cos., Inc. (The), Class  A 1,078 80,828
Pharmaceuticals ( 5 .1% )
Bristol-Myers Squibb Co. 2,237 126,525
Eli Lilly & Co. 1,075 829,900
Merck & Co., Inc. 5,657 562,758
Pfizer, Inc. 3,255 86,355
1,605,538
Professional Services ( 2 .5% )
Automatic Data Processing, Inc. 895 261,993
FTI Consulting, Inc. (b) 270 51,605
Genpact Ltd. 777 33,372
ManpowerGroup, Inc. 399 23,030
Paylocity Holding Corp. (b) 125 24,934
Robert Half, Inc. 188 13,247
Verisk Analytics, Inc., Class  A 1,354 372,932
781,113
Real Estate Management & Development ( 1 .2% )
CBRE Group, Inc., Class  A (b) 1,685 221,224
CoStar Group, Inc. (b) 336 24,054
Jones Lang LaSalle, Inc. (b) 526 133,151
378,429
Residential REITs ( 0 .2% )
Equity Residential 788 56,547
Retail REITs ( 0 .1% )
Brixmor Property Group, Inc. 609 16,955
Semiconductors & Semiconductor Equipment ( 10 .3% )
Advanced Micro Devices, Inc. (b) 1,191 143,861
Applied Materials, Inc. 1,192 193,855
First Solar, Inc. (b) 58 10,222
Intel Corp. 3,324 66,646
KLA Corp. 93 58,601
Lam Research Corp. 643 46,444
Micron Technology, Inc. 1,126 94,764

Morgan Stanley ETF Trust
Calvert US Select Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Semiconductors & Semiconductor Equipment (cont’d)
NVIDIA Corp. 17,473 $ 2,346,449
ON Semiconductor Corp. (b) 253 15,952
QUALCOMM, Inc. 574 88,178
Texas Instruments, Inc. 748 140,257
3,205,229
Software ( 13 .1% )
Adobe, Inc. (b) 404 179,651
Autodesk, Inc. (b) 376 111,134
Cadence Design Systems, Inc. (b) 454 136,409
Fair Isaac Corp. (b) 7 13,937
HubSpot, Inc. (b) 145 101,032
Intuit, Inc. 321 201,748
Microsoft Corp. 5,775 2,434,162
Palo Alto Networks, Inc. (b) 252 45,854
Salesforce, Inc. 1,057 353,387
ServiceNow, Inc. (b) 343 363,621
Synopsys, Inc. (b) 130 63,097
Workday, Inc., Class  A (b) 331 85,408
4,089,440
Specialized REITs ( 0 .8% )
American Tower Corp. 1,044 191,480
Extra Space Storage, Inc. 290 43,384
234,864
Specialty Retail ( 3 .7% )
Best Buy Co., Inc. 845 72,501
Dick's Sporting Goods, Inc. 95 21,740
Gap, Inc. (The) 1,637 38,682
Home Depot, Inc. (The) 1,052 409,218
Lowe's Cos., Inc. 895 220,886
TJX Cos., Inc. (The) 999 120,689
Tractor Supply Co. 1,635 86,753
Ulta Beauty, Inc. (b) 244 106,123
Williams-Sonoma, Inc. 493 91,294
1,167,886
Technology Hardware, Storage & Peripherals ( 8 .7% )
Apple, Inc. 9,580 2,399,024
Dell Technologies, Inc., Class  C 445 51,282
Hewlett Packard Enterprise Co. 8,267 176,500
HP, Inc. 2,397 78,214
2,705,020
Textiles, Apparel & Luxury Goods ( 1 .3% )
Deckers Outdoor Corp. (b) 369 74,940
Lululemon Athletica, Inc. (b) 352 134,608
NIKE, Inc., Class  B 1,063 80,437
Ralph Lauren Corp., Class  A 130 30,028
Tapestry, Inc. 1,088 71,079
391,092
Trading Companies & Distributors ( 1 .2% )
Core & Main, Inc., Class  A (b) 1,061 54,016
Ferguson Enterprises, Inc. 757 131,392
United Rentals, Inc. 256 180,337
365,745
Shares Value
Water Utilities ( 0 .6% )
American Water Works Co., Inc. 1,616 $ 201,176
Total Common Stocks
(Cost $26,502,281) 31,120,103
Short-Term Investments (0.7%)
Investment Company (0.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (d)
(Cost $35,556)
35,556 35,556
Security held as Collateral on Loaned Securities ( 0 .6% )
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (d)
(Cost $192,450)
192,450 192,450
Total Short-Term Investments
(Cost $228,006) 228,006
–
Total Investments ( 100 .6% )
(Cost $ 26,730,287 ) (e) 31,348,109
Liabilities in Excess of Other Assets
(
-0.6%
) (175,177)
NET ASSETS (100.0%) $ 31,172,932
(a) Amount is less than 0.05%.
(b) Non-income producing security.
(c) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $968,379 and $986,867, respectively. The Fund received
cash collateral of $192,450, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $794,417 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $17 relating to the Fund’s investment in the Liquidity Fund.
(e) At December 31, 2024, the aggregate cost for federal income tax purposes is $26,730,287. The aggregate gross unrealized
appreciation is $5,780,907 and the aggregate gross unrealized depreciation is $1,163,085, resulting in net unrealized appreciation of $4,617,822.
REIT Real Estate Investment Trust

Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 52 .5%
Software 13 .1
Semiconductors & Semiconductor Equipment 10 .3
Technology Hardware, Storage & Peripherals 8 .7
Machinery 5 .2
Pharmaceuticals 5 .2
Capital Markets 5 .0
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (101.4%)
Asset-Backed Securities ( 8 .6% )
ARES LIV CLO Ltd.,
2019-54A
CME Term SOFR 3 Month + 7.60%,
12.26%, 10/15/32(a)(b) $ 1,000,000 $ 1,004,820
ARES LVII CLO Ltd.,
2020-57A
CME Term SOFR 3 Month + 6.53%,
11.16%, 1/25/35(a)(b) 2,750,000 2,717,652
ARES LXI CLO Ltd.,
2021-61A
CME Term SOFR 3 Month + 6.84%,
11.46%, 4/20/37(a)(b) 2,000,000 2,042,184
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 5.25%,
0.00%, 1/15/38(a)(b) 3,500,000 3,517,500
Ballyrock CLO 16 Ltd.,
2021-16A
CME Term SOFR 3 Month + 6.51%,
11.13%, 7/20/34(a)(b) 2,500,000 2,517,745
Barings CLO Ltd.,
2022-4A
CME Term SOFR 3 Month + 6.75%,
11.37%, 10/20/37(a)(b) 3,750,000 3,877,747
2024-3A
CME Term SOFR 3 Month + 5.90%,
11.16%, 7/20/37(a)(b) 3,000,000 3,074,250
Bear Mountain Park CLO Ltd.,
2022-1A
CME Term SOFR 3 Month + 5.95%,
10.61%, 7/15/37(a)(b) 3,000,000 3,071,334
Benefit Street Partners CLO XV Ltd.,
2018-15A
CME Term SOFR 3 Month + 6.45%,
11.11%, 7/15/37(a)(b) 3,000,000 3,076,500
Benefit Street Partners CLO XVI Ltd.,
2018-16A
CME Term SOFR 3 Month + 4.90%,
9.22%, 1/17/38(a)(b) 3,000,000 3,015,000
BlueMountain CLO XXX Ltd.,
2020-30A
CME Term SOFR 3 Month + 6.70%,
11.36%, 4/15/35(a)(b) 2,000,000 1,975,532
BlueMountain CLO XXXIV Ltd.,
2022-34A
CME Term SOFR 3 Month + 7.55%,
12.17%, 4/20/35(a)(b) 1,000,000 1,008,829
Bryant Park Funding Ltd.,
2023-19A
CME Term SOFR 3 Month + 9.05%,
13.71%, 4/15/36(a)(b) 3,000,000 3,045,342
2024-23A
CME Term SOFR 3 Month + 6.73%,
11.25%, 5/15/37(a)(b) 3,500,000 3,560,000
Face
Amount Value
Canyon Capital CLO Ltd.,
2019-1A
CME Term SOFR 3 Month + 7.50%,
12.16%, 7/15/37(a)(b) $ 3,000,000 $ 3,042,255
Canyon CLO Ltd.,
2020-2A
CME Term SOFR 3 Month + 6.79%,
11.45%, 10/15/34(a)(b) 3,000,000 3,021,396
Carlyle US CLO Ltd.,
2019-3A
CME Term SOFR 3 Month + 7.34%,
11.96%, 4/20/37(a)(b) 2,000,000 2,047,316
2021-1A
CME Term SOFR 3 Month + 7.30%,
11.87%, 1/15/40(a)(b) 4,000,000 4,042,092
2021-7A
CME Term SOFR 3 Month + 6.51%,
11.17%, 10/15/35(a)(b) 1,000,000 1,006,997
CIFC Funding Ltd.,
2022-1A
CME Term SOFR 3 Month + 6.40%,
11.05%, 4/17/35(a)(b) 1,000,000 1,005,699
Crown Point CLO 10 Ltd.,
2021-10A
CME Term SOFR 3 Month + 7.11%,
11.73%, 7/20/34(a)(b) 3,000,000 3,010,533
Dryden 87 CLO Ltd.,
2021-87A
CME Term SOFR 3 Month + 6.41%,
10.93%, 5/20/34(a)(b) 2,500,000 2,482,728
Elmwood CLO VI Ltd.,
2020-3A
CME Term SOFR 3 Month + 5.90%,
10.53%, 7/18/37(a)(b) 3,000,000 3,102,786
Golub Capital Partners CLO 52B Ltd.,
2020-52A
CME Term SOFR 3 Month + 6.75%,
11.37%, 4/20/37(a)(b) 4,000,000 4,066,972
Golub Capital Partners CLO 74B Ltd.,
2024-74A
CME Term SOFR 3 Month + 6.10%,
11.41%, 7/25/37(a)(b) 2,500,000 2,555,727
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 6.90%,
11.71%, 10/15/37(a)(b) 3,000,000 3,075,999
2024-3A
CME Term SOFR 3 Month + 6.70%,
11.05%, 1/18/38(a)(b) 3,000,000 3,014,199
Jamestown CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 7.06%,
11.72%, 7/15/35(a)(b) 2,000,000 2,014,178
Madison Park Funding LIX Ltd.,
2021-59A
CME Term SOFR 3 Month + 6.40%,
11.03%, 4/18/37(a)(b) 1,500,000 1,521,728

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (8.6%) (cont’d)
Madison Park Funding XXII Ltd.,
2016-22A
CME Term SOFR 3 Month + 5.90%,
0.00%, 1/15/38(a)(b) $ 3,000,000 $ 3,015,000
Marble Point CLO XXIII Ltd.,
2021-4A
CME Term SOFR 3 Month + 7.55%,
12.18%, 1/22/35(a)(b) 1,250,000 1,228,240
Neuberger Berman CLO XVII Ltd.,
2014-17A
CME Term SOFR 3 Month + 6.75%,
11.38%, 7/22/38(a)(b) 1,000,000 1,028,300
Neuberger Berman Loan Advisers CLO 59 Ltd.,
2024-59A
CME Term SOFR 3 Month + 4.80%,
0.00%, 1/23/39(a)(b) 2,000,000 2,010,410
Neuberger Berman Loan Advisers CLO 60 Ltd.,
2021-46A
CME Term SOFR 3 Month + 6.51%,
11.13%, 1/20/36(a)(b) 777,387 782,905
New Mountain CLO 6 Ltd.,
CLO-6A
CME Term SOFR 3 Month + 6.10%,
10.74%, 10/15/37(a)(b) 2,000,000 2,017,428
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 6.59%,
11.21%, 7/20/37(a)(b) 4,000,000 4,016,328
2021-2A
CME Term SOFR 3 Month + 7.38%,
12.04%, 1/15/35(a)(b) 1,000,000 1,005,625
OCP Aegis CLO Ltd.,
2023-29A
CME Term SOFR 3 Month + 5.00%,
0.00%, 1/20/36(a)(b) 3,000,000 3,015,000
Octagon 60 Ltd.,
2022-1A
CME Term SOFR 3 Month + 7.00%,
11.62%, 10/20/37(a)(b) 4,000,000 4,145,052
Post CLO Ltd.,
2018-1A
CME Term SOFR 3 Month + 7.68%,
12.33%, 10/16/37(a)(b) 2,000,000 2,021,912
Regatta VI Funding Ltd.,
2016-1A
CME Term SOFR 3 Month + 7.01%,
11.63%, 4/20/34(a)(b) 1,000,000 1,007,580
RR 36 Ltd.,
2024-36RA
CME Term SOFR 3 Month + 6.62%,
11.28%, 1/15/37(a)(b) 1,000,000 1,000,050
102,808,870
Corporate Bonds ( 5 .7% )
Aerospace & Defense (0.0%)(c)
Goat Holdco LLC
6.75%, 2/1/32(a) 400,000 396,534
Face
Amount Value
Automobile Components (0.5%)
Clarios Global LP
6.25%, 5/15/26(a) $ 6,000,000 $ 6,012,874
Building Products (0.2%)
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/31(a) 2,800,000 2,944,788
Capital Markets (0.3%)
AG Issuer LLC
6.25%, 3/1/28(a) 1,150,000 1,145,511
Focus Financial Partners LLC
6.75%, 9/15/31(a) 2,000,000 1,994,253
3,139,764
Chemicals (0.4%)
INEOS Finance plc
7.50%, 4/15/29(a)(d) 1,750,000 1,793,526
Olympus Water US Holding Corp.
9.75%, 11/15/28(a) 3,300,000 3,505,479
5,299,005
Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
4.63%, 6/1/28(a) 800,000 754,280
Madison IAQ LLC
4.13%, 6/30/28(a) 1,300,000 1,231,709
1,985,989
Construction & Engineering (0.2%)
Artera Services LLC
8.50%, 2/15/31(a) 2,100,000 2,026,315
Containers & Packaging (0.0%)(c)
Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28(a) 300,000 300,041
Diversified Telecommunication Services (0.3%)
Altice France SA
5.13%, 7/15/29(a) 2,500,000 1,874,845
Level 3 Financing, Inc.
11.00%, 11/15/29(a) 1,500,000 1,689,254
3,564,099
Health Care Equipment & Supplies (0.1%)
Bausch + Lomb Corp.
8.38%, 10/1/28(a) 1,000,000 1,036,250
Hotel & Resort REITs (0.2%)
Park Intermediate Holdings LLC
5.88%, 10/1/28(a) 2,300,000 2,249,436
Hotels, Restaurants & Leisure (1.0%)
Caesars Entertainment, Inc.
6.50%, 2/15/32(a) 2,500,000 2,513,321
Fertitta Entertainment LLC
4.63%, 1/15/29(a) 2,800,000 2,608,074
NCL Corp. Ltd.
5.88%, 2/15/27(a) 4,300,000 4,289,692
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(d) 2,165,000 2,241,623
11,652,710

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (5.7%) (cont’d)
Insurance (0.7%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a) $ 1,000,000 $ 1,005,001
AmWINS Group, Inc.
6.38%, 2/15/29(a) 3,000,000 3,020,271
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 2,000,000 2,022,169
Ryan Specialty LLC
5.88%, 8/1/32(a) 2,000,000 1,980,206
8,027,647
Oil, Gas & Consumable Fuels (0.3%)
CITGO Petroleum Corp.
7.00%, 6/15/25(a) 3,400,000 3,413,552
Passenger Airlines (0.3%)
American Airlines, Inc.
5.75%, 4/20/29(a) 3,500,000 3,473,670
Professional Services (0.0%)(c)
CoreLogic, Inc.
4.50%, 5/1/28(a) 600,000 561,430
Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 1,150,000 1,152,120
Software (0.6%)
Central Parent, Inc.
7.25%, 6/15/29(a) 1,200,000 1,187,309
Cloud Software Group, Inc.
8.25%, 6/30/32(a) 2,590,000 2,672,868
9.00%, 9/30/29(a) 2,150,000 2,185,569
GoTo Group, Inc.
5.50%, 5/1/28(a) 950,000 812,250
6,857,996
Technology Hardware, Storage & Peripherals (0.3%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a)(d) 3,400,000 3,498,778
Textiles, Apparel & Luxury Goods (0.0%)(c)
Champ Acquisition Corp.
8.38%, 12/1/31(a) 725,000 741,370
68,334,368
Variable Rate Senior Loan Interests  ( 87 .1% )
Aerospace & Defense (1.6%)
Dynasty Acquisition Co., Inc.,
First Lien, 2024 Specified Refinancing Term Loan, B1,
CME Term SOFR 1 Month + 3.50%,
8.35%, 8/24/28(b) 2,123,718 2,136,163
GOAT Holdco LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.00%,
7.17%, 12/10/31(b) 2,000,000 2,004,000
Signia Aerospace LLC,
First Lien, Delayed Draw Term Loan,
TBD, 12/11/31(b) 226,923 227,350
Face
Amount Value
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.40%, 11/21/31(b) $ 2,723,077 $ 2,728,196
Standard Aero Ltd.,
First Lien, 2024 Specified Refinancing Term Loan, B2,
CME Term SOFR 1 Month + 3.50%,
8.35%, 8/24/28(b) 815,967 820,748
TransDigm, Inc.,
First Lien, Term Loan, J,
CME Term SOFR 3 Month + 2.50%,
6.83%, 2/28/31(b) 7,736,125 7,758,096
First Lien, Term Loan, 1,
CME Term SOFR 3 Month + 2.75%,
7.08%, 8/24/28(b) 2,984,962 2,997,872
18,672,425
Automobile Components (1.6%)
Adient US LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
6.61%, 1/31/31(b) 8,539,480 8,583,714
Autokiniton US Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
8.47%, 4/06/28(b) 8,448,654 8,411,691
DexKo Global, Inc.,
First Lien, Closing Date Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.34%, 10/04/28(b) 2,278,105 2,159,382
19,154,787
Automobiles (0.2%)
American Trailer World Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.21%, 3/03/28(b) 2,050,000 1,830,138
Banks (0.6%)
Chrysaor Bidco SARL,
First Lien, USD Delayed Draw Commitment Term Loan,
TBD, 5/14/31(b) 206,587 208,601
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
8.12%, 7/17/31(b) 2,793,413 2,820,649
Dragon Buyer, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.58%, 9/30/31(b) 2,500,000 2,508,325
First Advantage Holdings LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 3.25%,
7.61%, 10/31/31(b) 2,875,000 2,909,141
8,446,716
Beverages (1.0%)
BrewCo Borrower LLC,
First Lien, First-Out Exchanged Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.42%, 4/05/28(b) 1,067,201 760,381

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
First Lien, Second-Out Exchanged Term Loan,
CME Term SOFR 3 Month + 5.00%,
1.50% PIK, 9.92%, 4/05/28(b)(e) $ 1,067,211 $ 419,771
First Lien, First- Out New Money Term Loan,
CME Term SOFR 3 Month + 6.25%,
10.91%, 4/05/28(b) 23,406 17,788
Triton Water Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.84%, 3/31/28(b) 10,721,122 10,819,006
12,016,946
Broadline Retail (0.4%)
Peer Holding III BV,
First Lien, Term Loan, B5,
CME Term SOFR 3 Month + 3.00%,
7.33%, 7/01/31(b) 4,975,000 5,009,203
Building Products (2.0%)
ACProducts Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.84%, 5/17/28(b) 1,237,179 1,005,208
AZEK Group LLC (The),
First Lien, Closing Date Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.36%, 9/26/31(b) 1,296,750 1,303,642
Chariot Buyer LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.71%, 11/03/28(b) 7,049,564 7,100,251
Cornerstone Building Brands, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.75%, 4/12/28(b) 2,773,249 2,656,079
LHS Borrower LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.75%,
9.21%, 2/19/29(b) 1,190,155 1,140,561
MIWD Holdco II LLC,
First Lien, 2024 Incremental Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.36%, 3/28/31(b) 447,750 452,881
Oldcastle BuildingEnvelope, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 6 Month + 4.25%,
8.50%, 4/30/29(b) 3,460,756 3,429,679
Quikrete Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.50%,
6.86%, 4/14/31(b) 6,947,500 6,952,224
Standard Building Solutions, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 1.75%,
6.11%, 9/22/28(b) 169,488 170,114
24,210,639
Face
Amount Value
Capital Markets (3.2%)
AAL Delaware Holdco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.86%, 7/30/31(b) $ 3,990,000 $ 4,027,426
AI Aqua Merger Sub, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
8.05%, 7/31/28(b) 8,054,170 8,071,003
Aragorn Parent Corp.,
First Lien, 2023 Replacement Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.34%, 12/15/28(b) 7,432,450 7,501,200
Aretec Group, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 3.50%,
7.86%, 8/09/30(b) 2,860,779 2,870,391
Edelman Financial Engines Center LLC (The),
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.38%, 4/07/28(b) 4,282,856 4,314,078
Focus Financial Partners LLC,
First Lien, 2024 Delayed Draw Commitment Term Loan,
TBD, 9/11/31(b) 74,788 75,569
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.61%, 9/11/31(b) 696,337 703,603
Grant Thornton Advisors LLC,
First Lien, Delayed Draw Term Loan,
TBD, 6/02/31(b) 150,000 150,220
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.75%,
7.06%, 6/02/31(b) 1,050,000 1,051,543
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.82%, 5/31/31(b) 3,940,125 3,945,917
HDI Aerospace Intermediate Holding III Corp.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 4.50%,
9.24%, 9/19/31(b) 1,175,000 1,180,875
WEC US Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.80%, 1/27/31(b) 5,281,750 5,292,472
39,184,297
Chemicals (4.5%)
A-AP Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.61%, 9/09/31(b) 675,000 681,328
CPC Acquisition Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.34%, 12/29/27(b) 2,000,000 1,796,250
Discovery Purchaser Corp.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.38%,
8.95%, 10/04/29(b) 2,344,125 2,361,272

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Gates Global LLC,
First Lien, Initial Dollar Term Loan, B5,
CME Term SOFR 1 Month + 1.75%,
6.11%, 6/04/31(b) $ 7,462,500 $ 7,487,238
INEOS Enterprises Holdings US Finco LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.75%,
8.36%, 7/07/30(b) 3,500,000 3,517,500
INEOS US Finance LLC,
First Lien, 2030 Dollar Term Loan,
CME Term SOFR 1 Month + 3.25%,
8.50%, 2/18/30(b) 4,593,199 4,619,449
Lonza Group AG,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.93%,
8.63%, 7/03/28(b) 1,196,004 1,175,755
LTI Holdings, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 4.75%,
9.11%, 7/29/29(b) 1,496,250 1,500,552
Minerals Technologies, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.00%,
6.34%, 11/21/31(b) 1,025,000 1,030,125
Momentive Performance Materials, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.36%, 3/29/28(b) 2,480,061 2,511,061
Olympus Water US Holding Corp.,
First Lien, Dollar Term Loan, B5,
CME Term SOFR 3 Month + 3.50%,
8.10%, 6/20/31(b) 5,115,492 5,137,873
Paint Intermediate III LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.52%, 9/11/31(b) 925,000 931,554
Rohm Holding GmbH,
First Lien, Term Loan,
CME Term SOFR 3 Month + 5.50%,
10.59%, 1/31/29(b) 2,281,425 2,193,020
Tronox Finance LLC,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 2.25%,
6.42%, 4/04/29(b) 5,000,000 5,020,325
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 2.50%,
6.84%, 9/30/31(b) 3,750,000 3,765,713
Vibrantz Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
9.06%, 4/23/29(b) 3,472,109 3,429,680
W.R. Grace Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.58%, 9/22/28(b) 6,933,634 7,001,237
54,159,932
Face
Amount Value
Commercial Services & Supplies (7.9%)
Allied Universal Holdco LLC,
First Lien, Initial US Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.21%, 5/12/28(b) $ 7,144,655 $ 7,176,877
Amspec Parent LLC,
First Lien, Delayed Draw Term Loan,
TBD, 12/12/31(b) 240,000 241,800
First Lien, Closing Date Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.62%, 12/22/31(b) 1,560,000 1,571,700
APi Group DE, Inc.,
First Lien, Repriced 2021 Incremental Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.36%, 1/03/29(b) 1,529,122 1,531,354
Camelot US Acquisition LLC,
First Lien, Incremental Term Loan. B,
CME Term SOFR 1 Month + 2.75%,
7.11%, 1/31/31(b) 10,190,732 10,195,522
CCI Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.33%, 12/17/27(b) 5,162,650 5,174,163
Ensemble RCM LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.59%, 8/01/29(b) 6,515,203 6,571,005
Fugue Finance LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.51%, 1/31/28(b) 7,944,710 8,029,956
GFL Environmental, Inc.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 2.00%,
6.61%, 7/03/31(b) 2,842,875 2,851,759
HomeServe USA Corp.,
First Lien, Amendment No. 1 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.37%, 10/21/30(b) 5,517,715 5,529,440
JFL-Tiger Acquisition Co., Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.34%, 10/17/30(b) 2,577,976 2,601,333
Madison IAQ LLC,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 2.75%,
7.89%, 6/21/28(b) 7,144,512 7,179,128
Neptune Bidco US, Inc.,
First Lien, Dollar Term Loan, B,
CME Term SOFR 3 Month + 5.00%,
9.76%, 4/11/29(b) 3,343,435 3,009,693
Northstar Group Services, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.75%,
9.90%, 5/31/30(b) 3,509,305 3,535,993

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
PG Polaris BidCo SARL,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.33%, 3/26/31(b) $ 600,000 $ 605,688
Prime Security Services Borrower LLC,
First Lien, 2024-1 Refinancing Term Loan, B1,
CME Term SOFR 1 Month + 2.00%,
6.52%, 10/15/30(b) 3,241,875 3,253,351
Raven Acquisition Holdings LLC,
First Lien, 2024 Delayed Draw Term Loan,
TBD, 10/24/31(b) 360,000 361,262
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.61%, 10/24/31(b) 5,040,000 5,057,665
Roper Industrial Products Investment Co.,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 2.75%,
7.35%, 11/22/29(b) 3,523,605 3,536,819
SCUR-Alpha 1503 GmbH,
First Lien, USD Term Loan, B1,
CME Term SOFR 3 Month + 5.50%,
10.09%, 3/28/30(b) 2,276,590 2,176,989
Spin Holdco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.71%, 3/06/28(b) 2,779,921 2,353,606
Stepstone Group MidCo 2 GmbH (The),
First Lien, Term Loan,
CME Term SOFR 12 Month + 4.50%,
8.67%, 12/04/31(b) 1,575,000 1,559,250
Teneo Holdings LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.75%,
9.11%, 3/13/31(b) 1,994,975 2,015,763
Tidal Waste & Recycling Holdings LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.83%, 10/03/31(b) 1,150,000 1,160,425
TruGreen LP,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
8.46%, 11/02/27(b) 1,537,601 1,501,083
WestJet Loyalty LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.58%, 2/14/31(b) 4,471,237 4,495,203
93,276,827
Communications Equipment (0.2%)
Delta Topco, Inc.,
First Lien, Second Amendment Term Loan,
CME Term SOFR 6 Month + 3.50%,
8.20%, 11/30/29(b) 2,000,000 2,018,130
Face
Amount Value
Construction & Engineering (1.8%)
Apple Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.22%, 9/22/28(b) $ 7,052,714 $ 7,101,801
Arcosa, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.71%, 8/15/31(b) 525,000 529,924
Artera Services LLC,
First Lien, Term Loan, C,
CME Term SOFR 3 Month + 4.50%,
8.83%, 2/18/31(b) 500,000 496,493
Brown Group Holding LLC,
First Lien, Incremental Term Loan, B2,
CME Term SOFR 3 Month + 2.50%,
6.93%, 7/01/31(b) 8,582,500 8,617,645
Construction Partners, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.84%, 11/03/31(b) 950,000 956,536
Cube Industrial Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.13%, 10/09/31(b) 2,250,000 2,267,809
Kodiak Building Partners LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.27%, 12/04/31(b) 1,050,000 1,052,063
Service Logic Acquisition, Inc.,
First Lien, Amendment No. 7 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.09%, 10/29/27(b) 1,496,241 1,508,405
22,530,676
Consumer Finance (0.5%)
Sabre GLBL, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 5.00%,
9.46%, 6/30/28(b) 1,650,000 1,615,969
Trans Union LLC,
First Lien, 2024 Refinancing Term Loan, B9,
CME Term SOFR 1 Month + 1.75%,
6.11%, 6/24/31(b) 4,676,500 4,675,635
6,291,604
Consumer Staples Distribution & Retail (0.2%)
Heritage Grocers Group LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 6.75%,
11.18%, 8/01/29(b) 2,775,672 2,649,615
Containers & Packaging (1.0%)
Altium Packaging LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.86%, 6/11/31(b) 671,625 672,048

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Charter Next Generation, Inc.,
First Lien, 2024 Replacement Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.53%, 11/29/30(b) $ 4,259,772 $ 4,288,079
Clydesdale Acquisition Holdings, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.18%,
7.75%, 4/13/29(b) 6,448,965 6,469,118
11,429,245
Distributors (0.7%)
Gloves Buyer, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.47%, 12/29/27(b) 6,267,701 6,274,219
Windsor Holdings III LLC,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.86%, 8/01/30(b) 2,685,505 2,722,431
8,996,650
Diversified Consumer Services (2.9%)
Ascend Learning LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.96%, 12/11/28(b) 4,562,692 4,593,012
Second Lien, Initial Term Loan,
CME Term SOFR 1 Month + 5.75%,
10.21%, 12/10/29(b) 2,500,000 2,485,938
Belron Finance US LLC,
First Lien, 2031 Dollar Incremental Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.27%, 10/16/31(b) 2,992,500 3,024,774
KUEHG Corp.,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.84%, 6/12/30(b) 6,760,850 6,838,735
Lernen US Finco LLC,
First Lien, Term Loan, B2,
CME Term SOFR 1 Day + 4.00%,
4.00%, 9/30/31(b) 975,000 987,188
Mavis Tire Express Services Topco Corp.,
First Lien, 2024-2 Incremental Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.86%, 5/04/28(b) 3,980,000 4,011,721
Renaissance Holdings Corp.,
First Lien, 2024-2 Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.36%, 4/05/30(b) 4,117,708 4,112,849
Wand NewCo 3, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.61%, 1/30/31(b) 8,379,402 8,424,148
34,478,365
Face
Amount Value
Diversified Telecommunication Services (0.7%)
Altice France SA,
First Lien, Term Loan, B14,
CME Term SOFR 3 Month + 5.50%,
10.16%, 8/15/28(b) $ 3,491,139 $ 2,812,985
Level 3 Financing, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 6.56%,
10.92%, 4/16/29(b) 3,000,000 3,064,125
Lumen Technologies, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.35%,
6.82%, 4/16/29(b) 3,083,928 2,906,062
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.35%,
6.82%, 4/15/30(b) 598,614 559,040
9,342,212
Electric Utilities (0.4%)
Lightning Power LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.74%, 8/18/31(b) 4,500,000 4,556,880
Electrical Equipment (0.5%)
LSF12 Crown US Commercial Bidco LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.80%, 10/10/31(b) 3,650,000 3,650,018
nVent Electric plc,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.50%,
8.24%, 9/12/31(b) 2,000,000 2,024,380
Roper Industrial Products Investment Co. LLC,
First Lien, Term Loan,
CME Term SOFR 12 Month,
TBD, 6/30/31(b) 582,036 584,219
6,258,617
Electronic Equipment, Instruments & Components (0.5%)
Ingram Micro, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
7.08%, 9/19/31(b) 4,836,786 4,870,039
VeriFone Systems, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.78%, 8/20/25(b) 1,489,706 1,401,515
6,271,554
Energy Equipment & Services (0.1%)
Star Holding LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.50%,
8.86%, 7/18/31(b) 1,521,188 1,520,077

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Entertainment (0.7%)
Playtika Holding Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.75%,
7.22%, 3/13/28(b) $ 7,927,954 $ 7,961,410
Financial Services (2.3%)
Boost Newco Borrower LLC,
First Lien, USD Term Loan, B1,
CME Term SOFR 3 Month + 2.50%,
6.83%, 1/31/31(b) 6,982,500 7,033,437
CPI Holdco B LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.00%,
6.36%, 5/19/31(b) 1,670,813 1,669,468
Hightower Holding LLC,
First Lien, Amendment No. 7 Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.07%, 4/21/28(b) 3,451,950 3,474,957
Kestra Advisor Services Holdings A, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.51%, 3/19/31(b) 2,493,750 2,499,723
Mariner Wealth Advisors LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.08%, 8/18/28(b) 4,818,990 4,829,544
Mermaid Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.80%, 7/03/31(b) 3,317,063 3,339,884
Orion Advisor Solutions, Inc.,
First Lien, 2024 Refinance Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.34%, 9/24/30(b) 2,144,625 2,167,744
Osaic Holdings, Inc.,
First Lien, Term Loan, B4,
CME Term SOFR 1 Month + 3.50%,
7.86%, 8/17/28(b) 2,085,782 2,096,805
27,111,562
Food Products (1.5%)
AAG US GSI Bidco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
9.33%, 10/08/31(b) 925,000 934,250
Alltech, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.00%,
8.47%, 10/13/28(b) 947,558 953,632
Froneri International Ltd.,
First Lien, Term Loan, B4,
CME Term SOFR 1 Month + 2.00%,
6.36%, 9/17/31(b) 5,746,114 5,758,439
Nomad Foods US LLC,
First Lien, 2023 USD Term Loan, B4,
CME Term SOFR 6 Month + 2.50%,
6.97%, 11/13/29(b) 7,425,000 7,459,007
Face
Amount Value
Pretzel Parent, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
8.86%, 10/01/31(b) $ 2,400,000 $ 2,424,000
Simply Good Foods USA, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.96%, 3/17/27(b) 272,094 274,815
17,804,143
Ground Transportation (0.7%)
AIT Worldwide Logistics Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.75%,
9.28%, 4/05/30(b) 1,175,000 1,184,911
Hertz Corp. (The),
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.97%, 6/30/28(b) 2,984,807 2,698,549
First Lien, Initial Term Loan, C,
CME Term SOFR 1 Month + 3.50%,
7.97%, 6/30/28(b) 582,716 526,831
Kenan Advantage Group, Inc. (The),
First Lien, U.S. Term Loan, B4,
CME Term SOFR 1 Month + 3.25%,
7.61%, 1/25/29(b) 2,992,481 3,014,940
PODS LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.85%, 3/31/28(b) 1,802,589 1,691,568
9,116,799
Health Care Equipment & Supplies (1.4%)
Bausch + Lomb Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.69%, 5/10/27(b) 2,493,606 2,506,186
Medline Borrower LP,
First Lien, Dollar Incremental Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.61%, 10/23/28(b) 9,222,690 9,265,668
Sotera Health Holdings LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.84%, 5/30/31(b) 4,987,500 5,006,228
16,778,082
Health Care Providers & Services (4.0%)
CNT Holdings I Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.09%, 11/08/27(b) 4,974,874 5,013,604
Concentra Health Services, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.61%, 7/26/31(b) 5,511,188 5,559,410

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Examworks Bidco, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.11%, 11/01/28(b) $ 575,000 $ 577,840
Hanger, Inc.,
First Lien, Delayed Draw Term Loan,
TBD, 10/23/31(b) 268,061 271,043
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.86%, 10/23/31(b) 2,081,939 2,105,101
MED ParentCo LP,
First Lien, Ninth Amendment Refinancing Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.86%, 4/15/31(b) 2,992,500 3,020,240
Medical Solutions Holdings, Inc.,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.19%, 11/01/28(b) 1,584,802 1,130,051
National Mentor Holdings, Inc.,
First Lien, Initial Term Loan, C,
CME Term SOFR 3 Month + 3.75%,
8.18%, 3/02/28(b) 120,215 119,370
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.20%, 3/02/28(b) 4,845,635 4,811,546
Pacific Dental Services, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.13%, 3/17/31(b) 5,463,725 5,508,118
Packaging Coordinators Midco, Inc.,
First Lien, 2024 Replacement Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.84%, 11/30/27(b) 8,565,679 8,613,861
PAREXEL International, Inc.,
First Lien, Fifth Amendment Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.36%, 11/15/28(b) 4,973,996 5,014,409
Select Medical Corp.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.00%,
6.53%, 12/03/31(b) 1,825,000 1,833,358
Waystar Technologies, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.32%, 10/22/29(b) 3,076,037 3,093,986
46,671,937
Health Care Technology (0.7%)
AthenaHealth Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.61%, 2/15/29(b) 6,440,307 6,469,063
Cotiviti, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.55%, 5/01/31(b) 2,875,799 2,895,584
9,364,647
Face
Amount Value
Hotels, Restaurants & Leisure (4.1%)
Carnival Corp.,
First Lien, 2027 Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.11%, 8/09/27(b) $ 700,277 $ 706,296
First Lien, 2028 Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.11%, 10/18/28(b) 3,564,317 3,594,400
ClubCorp Holdings, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 3 Month + 5.00%,
9.59%, 9/18/26(b) 5,077,180 5,098,885
Fertitta Entertainment LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.86%, 1/29/29(b) 5,551,096 5,578,574
IRB Holding Corp.,
First Lien, 2024 Second Replacement Term Loan, B,
CME Term SOFR 12 Month + 2.50%,
7.24%, 12/15/27(b) 2,500,000 2,505,562
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.42%, 12/15/27(b) 2,000,000 2,004,450
Light & Wonder International, Inc.,
First Lien, Term Loan, B2,
CME Term SOFR 1 Month + 2.25%,
6.63%, 4/16/29(b) 7,775,487 7,817,164
Ontario Gaming GTA LP,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.25%,
8.58%, 8/01/30(b) 3,573,961 3,585,773
Playa Resorts Holding BV,
First Lien, 2022 Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.11%, 1/05/29(b) 6,524,721 6,538,782
Scientific Games Holdings LP,
First Lien, 2024 Refinancing Dollar Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.59%, 4/04/29(b) 3,977,373 3,991,791
SeaWorld Parks & Entertainment, Inc.,
First Lien, Term Loan, B3,
CME Term SOFR 1 Month + 2.00%,
6.36%, 12/04/31(b) 6,835,596 6,832,759
48,254,436
Household Durables (1.0%)
Hunter Douglas, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 3.50%,
8.02%, 2/25/29(b) 2,785,747 2,787,836
Mattress Firm, Inc.,
First Lien, Term Loan,
CME Term SOFR 6 Month + 4.25%,
8.92%, 9/21/28(b) 6,548,974 6,554,443

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Tempur Sealy International, Inc.,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Day + 2.50%,
2.50%, 10/24/31(b) $ 3,000,000 $ 3,012,180
12,354,459
Household Products (0.3%)
Kronos Acquisition Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.58%, 6/27/31(b) 4,114,688 3,896,095
Insurance (5.4%)
Acrisure LLC,
First Lien, Term Loan, B6,
CME Term SOFR 12 Month + 3.50%,
8.74%, 11/06/30(b) 1,995,000 2,000,766
Alliant Holdings Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.11%, 9/19/31(b) 11,174,410 11,216,984
AssuredPartners, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.86%, 2/14/31(b) 5,781,313 5,800,275
Asurion LLC,
First Lien, New Term Loan, B11,
CME Term SOFR 1 Month + 4.25%,
8.71%, 8/21/28(b) 3,365,743 3,372,963
Second Lien, New Term Loan, B3,
CME Term SOFR 1 Month + 5.25%,
9.72%, 1/31/28(b) 1,000,000 979,645
Second Lien, New Term Loan, B4,
CME Term SOFR 1 Month + 5.25%,
9.72%, 1/19/29(b) 2,700,000 2,614,140
Broadstreet Partners, Inc.,
First Lien, 2024 Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.57%, 6/16/31(b) 4,937,625 4,960,289
HUB International Ltd.,
First Lien, 2024-1 Incremental Term Loan,
CME Term SOFR 3 Month + 2.75%,
7.37%, 6/20/30(b) 12,424,686 12,515,635
Ryan Specialty Group LLC,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 2.25%,
6.61%, 9/15/31(b) 2,200,000 2,211,000
Sedgwick Claims Management Services, Inc.,
First Lien, 2024 Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.59%, 7/31/31(b) 5,423,556 5,462,958
Truist Insurance Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 2.75%,
7.08%, 5/06/31(b) 1,608,871 1,616,159
Face
Amount Value
USI, Inc.,
First Lien, 2024 Term Loan, B,
CME Term SOFR 3 Month + 2.25%,
6.61%, 11/21/29(b) $ 12,227,278 $ 12,222,754
64,973,568
IT Services (1.9%)
Foundever Worldwide Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.22%, 8/28/28(b) 1,390,767 942,244
Gainwell Acquisition Corp.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.43%, 10/01/27(b) 3,182,394 3,090,455
Newfold Digital Holdings Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.14%, 2/10/28(b) 4,862,211 3,302,511
Plano HoldCo, Inc.,
First Lien, Closing Date Term Loan,
CME Term SOFR 3 Month + 3.50%,
7.83%, 10/02/31(b) 850,000 858,500
Speedster Bidco GmbH,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 3.50%,
7.28%, 10/17/31(b) 4,025,000 4,040,939
Synechron, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.11%, 9/26/31(b) 1,550,000 1,563,563
Tempo Acquisition LLC,
First Lien, Sixth Incremental Term Loan,
CME Term SOFR 1 Month + 2.25%,
6.61%, 8/31/28(b) 8,004,104 8,044,125
21,842,337
Leisure Products (1.7%)
GBT US III LLC,
First Lien, Restatement Date Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.63%, 7/28/31(b) 6,500,000 6,539,813
GSM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.00%,
9.33%, 9/29/31(b) 2,044,875 2,006,534
Horizon US Finco LP,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 4.75%,
9.06%, 12/18/31(b) 2,125,000 2,117,031
MajorDrive Holdings IV LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.59%, 6/01/28(b) 3,599,474 3,519,134
Recess Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
9.09%, 2/20/30(b) 4,196,484 4,242,394

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Sabre GLBL, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 4.25%,
8.71%, 6/30/28(b) $ 1,000,000 $ 976,255
19,401,161
Life Sciences Tools & Services (0.2%)
Curia Global, Inc.,
First Lien, 2021 Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.44%, 8/31/26(b) 2,287,665 2,193,539
Machinery (4.1%)
Alliance Laundry Systems LLC,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.50%,
7.84%, 8/19/31(b) 2,500,000 2,519,875
Apex Tool Group LLC,
First Lien, Term Loan, A,
CME Term SOFR 1 Month + 7.35%,
7.35% PIK, 11.92%, 2/08/29(b)(e) 37,721 35,450
First Lien, Incremental Term Loan, B,
CME Term SOFR 1 Month + 10.00%,
7.17% PIK, 14.46%, 2/08/30(b)(e) 88,088 83,683
CPM Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.50%,
9.05%, 9/28/28(b) 2,977,475 2,895,177
Crosby US Acquisition Corp.,
First Lien, Amendment No. 4 Replacement Term Loan,
CME Term SOFR 1 Month + 3.50%,
8.07%, 8/16/29(b) 2,578,041 2,607,702
Crown Equipment Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 2.50%,
6.94%, 10/10/31(b) 1,925,000 1,940,641
Dynamo US Bidco, Inc.,
First Lien, USD Term Loan, B,
CME Term SOFR 6 Month + 4.00%,
8.26%, 10/01/31(b) 1,995,000 2,017,444
Engineered Machinery Holdings, Inc.,
First Lien, Incremental US Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.34%, 5/19/28(b) 4,459,151 4,499,573
Second Lien, Incremental Amendment No.3 Term Loan,
CME Term SOFR 3 Month + 6.00%,
10.59%, 5/21/29(b) 3,150,000 3,165,750
Filtration Group Corp.,
First Lien, 2021 Incremental Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.97%, 10/23/28(b) 5,344,964 5,393,737
Madison Safety & Flow LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.61%, 9/26/31(b) 922,688 930,618
Face
Amount Value
Pro Mach Group, Inc.,
First Lien, Amendment No. 4 Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.86%, 8/31/28(b) $ 2,000,000 $ 2,020,000
SPX FLOW, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.36%, 4/05/29(b) 5,606,218 5,659,841
SunSource Borrower LLC,
First Lien, First Refinancing Term Loan,
CME Term SOFR 1 Month + 4.00%,
8.46%, 3/25/31(b) 2,581,744 2,593,039
TK Elevator Midco GmbH,
First Lien, Term Loan, C,
CME Term SOFR 6 Month + 3.50%,
8.59%, 4/30/30(b) 10,466,264 10,555,280
46,917,810
Media (0.4%)
Charter Communications Operating LLC,
First Lien, Term Loan, B5,
CME Term SOFR 1 Month + 2.25%,
6.78%, 12/15/31(b) 1,125,000 1,123,903
MJH Healthcare Holdings LLC,
First Lien, 2024 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.71%, 1/29/29(b) 3,308,375 3,330,094
4,453,997
Metals & Mining (0.6%)
Arsenal AIC Parent LLC,
First Lien, 2024 Refinancing Term Loan, B,
CME Term SOFR 1 Month + 3.25%,
7.61%, 8/19/30(b) 6,552,080 6,615,963
Oil, Gas & Consumable Fuels (3.0%)
Apro LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.27%, 7/09/31(b) 2,344,125 2,370,004
CQP Holdco LP,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 2.00%,
6.33%, 12/31/30(b) 10,961,041 10,992,554
Discovery Energy Holding Corp.,
First Lien, Initial Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.35%, 5/01/31(b) 4,189,500 4,190,820
EPIC Crude Services LP,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.66%, 10/15/31(b) 1,125,000 1,136,250
Freeport LNG Investments LLLP,
First Lien, Initial Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
8.38%, 12/21/28(b) 3,625,689 3,647,497
GIP Pilot Acquisition Partners LP,
First Lien, 2024 Term Loan, B,
CME Term SOFR 3 Month + 2.50%,
7.09%, 10/04/30(b) 6,730,466 6,780,945

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Matador Bidco SARL,
First Lien, 2024 Specified Refinancing Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.71%, 7/16/29(b) $ 6,423,774 $ 6,489,168
35,607,238
Passenger Airlines (0.6%)
AAdvantage Loyalty IP Ltd.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.75%,
9.63%, 4/20/28(b) 7,082,353 7,282,748
Personal Care Products (0.5%)
Conair Holdings LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.22%, 5/17/28(b) 2,277,993 2,057,119
Journey Personal Care Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.11%, 3/01/28(b) 3,881,233 3,889,714
5,946,833
Pharmaceuticals (0.3%)
Mallinckrodt plc,
First Lien, Second-Out Term Loan,
CME Term SOFR 1 Month + 9.50%,
14.00%, 11/14/28(b) 3,500,000 3,730,125
Professional Services (1.2%)
CoreLogic, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.97%, 6/02/28(b) 1,682,609 1,664,428
Creative Artists Agency LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.75%,
7.11%, 10/01/31(b) 997,487 1,003,512
EAB Global, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.61%, 8/16/28(b) 8,252,441 8,294,735
EmployBridge Holding Co.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 4.75%,
9.62%, 7/19/28(b) 1,682,609 1,118,093
Soliant Lower Intermediate LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.11%, 7/18/31(b) 1,975,000 1,965,125
14,045,893
Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC,
First Lien, 2023 Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.36%, 1/31/30(b) 2,293,749 2,305,217
Face
Amount Value
Software (14.5%)
Applied Systems, Inc.,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.00%,
7.33%, 2/24/31(b) $ 8,557,000 $ 8,649,886
Azalea Topco, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.25%,
7.61%, 4/30/31(b) 1,870,313 1,877,915
Boxer Parent Co., Inc.,
First Lien, 2031 New Dollar Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.34%, 7/30/31(b) 5,774,741 5,829,543
Second Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.75%,
10.34%, 7/02/32(b) 2,000,000 1,973,340
Central Parent LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.58%, 7/06/29(b) 4,563,563 4,509,096
Cloud Software Group, Inc.,
First Lien, Initial Dollar Term Loan, B,
CME Term SOFR 3 Month + 3.50%,
7.83%, 3/30/29(b) 8,652,529 8,688,913
Cloudera, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.21%, 10/09/28(b) 5,186,599 5,182,553
Clover Holdings 2 LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.43%, 11/03/31(b) 3,750,000 3,796,875
Constant Contact, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.92%, 2/10/28(b) 2,484,413 2,232,866
DS Admiral Bidco LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 4.25%,
8.61%, 6/26/31(b) 2,842,875 2,771,803
E2open LLC,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.97%, 2/04/28(b) 966,544 972,382
ECI Macola/Max Holding LLC,
First Lien, Term Loan, B,
CME Term SOFR 3 Month + 3.25%,
7.58%, 5/09/30(b) 8,542,151 8,633,809
Ellucian Holdings, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%,
7.36%, 10/09/29(b) 8,101,030 8,165,838
Epicor Software Corp.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 2.75%,
7.13%, 5/30/31(b) 12,693,079 12,799,511

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
Imprivata, Inc.,
First Lien, 2024 Refinancing Term Commitment Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.09%, 12/01/27(b) $ 3,415,065 $ 3,442,419
Informatica LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 2.25%,
6.61%, 10/27/28(b) 6,933,803 6,977,140
Ivanti Software, Inc.,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 4.25%,
9.12%, 12/01/27(b) 1,237,277 858,361
Marcel Bidco LLC,
First Lien, Term Loan, B7,
CME Term SOFR 1 Day + 3.50%,
8.07%, 11/12/30(b) 5,472,534 5,554,622
McAfee Corp.,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.00%,
7.37%, 3/01/29(b) 5,373,588 5,385,007
Oceankey US II Corp.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.96%, 12/15/28(b) 3,466,902 3,483,508
Open Text Corp.,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 1.75%,
6.11%, 1/31/30(b) 9,959,487 9,973,829
PointClickCare Technologies, Inc.,
First Lien, 2024-1 Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.58%, 11/03/31(b) 1,125,000 1,133,437
Polaris Newco LLC,
First Lien, Dollar Term Loan,
CME Term SOFR 3 Month + 4.00%,
8.85%, 6/02/28(b) 4,262,619 4,275,684
Project Alpha Intermediate Holding, Inc.,
First Lien, Second Amendment Refinancing Term Loan,
CME Term SOFR 3 Month + 3.25%,
7.58%, 10/28/30(b) 3,721,922 3,750,413
Project Boost Purchaser LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.50%,
8.15%, 7/16/31(b) 3,275,000 3,302,363
Second Lien, Initial Term Loan,
CME Term SOFR 3 Month + 5.25%,
9.90%, 7/02/32(b) 525,000 536,595
Proofpoint, Inc.,
First Lien, Term Loan,
CME Term SOFR 1 Month + 3.00%,
7.36%, 8/31/28(b) 4,234,646 4,260,075
Quartz Acquireco LLC,
First Lien, Term Loan, B1,
CME Term SOFR 3 Month + 2.75%,
7.08%, 6/28/30(b) 4,944,875 4,988,143
Face
Amount Value
Quest Software, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.25%,
8.99%, 2/01/29(b) $ 2,188,299 $ 1,426,038
Rackspace Technology Global, Inc.,
First Lien, 2024 Incremental Super-Priority Term Loan,
CME Term SOFR 1 Month + 6.25%,
10.85%, 5/15/28(b) 2,977,500 3,090,392
RealPage, Inc.,
First Lien, 2024-1 Incremental Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.08%, 4/24/28(b) 850,000 855,049
Symplr Software, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 4.50%,
9.19%, 12/22/27(b) 2,277,880 2,090,843
Thunder Generation Funding LLC,
First Lien, Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.33%, 9/26/31(b) 1,945,125 1,960,316
UKG, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.00%,
7.62%, 2/10/31(b) 13,233,500 13,343,404
Veritas US, Inc.,
First Lien, Dollar 2020 Term Loan, B,
PRIME + 4.00%,
11.50%, 9/02/25(b) 7,287,601 7,205,615
Vision Solutions, Inc.,
First Lien, New Term Loan, B,
CME Term SOFR 3 Month + 4.00%,
8.85%, 4/24/28(b) 5,942,680 5,862,453
169,840,036
Specialty Retail (2.7%)
EG Finco Ltd.,
First Lien, Term Loan, B,
CME Term SOFR 12 Month + 4.25%,
8.56%, 2/07/28(b) 500,000 505,180
EG Group Ltd.,
First Lien, Term Loan, B,
CME Term SOFR 1 Day + 5.50%,
10.33%, 2/07/28(b) 500,000 505,180
Great Outdoors Group LLC,
First Lien, Term Loan, B1,
CME Term SOFR 1 Month + 3.75%,
8.22%, 3/06/28(b) 3,169,294 3,190,686
Harbor Freight Tools USA, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 6 Month + 2.50%,
6.90%, 6/11/31(b) 4,089,750 4,039,405
LS Group OpCo Acquistion LLC,
First Lien, Term Loan, B,
CME Term SOFR 1 Month + 3.00%,
7.36%, 4/23/31(b) 8,444,678 8,497,457
Park River Holdings, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.25%,
8.11%, 12/28/27(b) 6,987,072 6,836,221

Morgan Stanley ETF Trust
Eaton Vance Floating-Rate ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Variable Rate Senior Loan Interests  (87.1%) (cont’d)
PetSmart LLC,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.75%,
8.21%, 2/11/28(b) $ 2,282,308 $ 2,277,549
RealTruck Group, Inc.,
First Lien, Initial Term Loan,
CME Term SOFR 1 Month + 3.50%,
7.97%, 1/31/28(b) 2,921,706 2,840,147
White Cap Supply Holdings LLC,
First Lien, Term Loan, C,
CME Term SOFR 1 Month + 3.25%,
7.82%, 10/19/29(b) 4,841,071 4,856,393
33,548,218
Textiles, Apparel & Luxury Goods (0.4%)
ABG Intermediate Holdings 2 LLC,
First Lien, 2024 Refinancing Term Loan,
CME Term SOFR 12 Month + 2.75%,
7.99%, 12/21/28(b) 350,000 351,804
Hanesbrands, Inc.,
First Lien, Initial Term Loan, B,
CME Term SOFR 1 Month + 3.75%,
8.11%, 3/08/30(b) 1,083,754 1,094,591
Varsity Brands LLC,
First Lien, Initial Term Loan,
CME Term SOFR 3 Month + 3.75%,
8.27%, 8/26/31(b) 4,000,000 4,009,500
5,455,895
Trading Companies & Distributors (0.2%)
Foundation Building Materials, Inc.,
First Lien, Term Loan,
9.25%, 1/29/31(b) 2,089,500 2,062,086
1,037,841,769
Total Fixed Income Securities
(Cost $1,208,069,455)
1,208,985,007
–
Shares
Short-Term Investments ( 8 .8% )
Investment Company ( 8 .3% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(f)
(Cost $99,299,679)
99,299,679 99,299,679
Shares Value
Security held as Collateral on Loaned Securities ( 0 .5% )
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(f)
(Cost $5,717,583)
5,717,583 $ 5,717,583
Total Short-Term Investments
(Cost $105,017,262)
105,017,262
Total Investments (110.2%)
(Cost $1,313,086,717) 1,314,002,269
Less: Unfunded Loan Commitments (-0.1%)
(cost $1,524,625) (1,535,845)
Net Investments (110.1%)
(cost $1,311,562,092)(g) 1,312,466,424
Liabilities in Excess of Other Assets (-10.1%)
(120,034,923)
Net Assets (100.0%) $1,192,431,501
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Amount is less than 0.05%.
(d) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $5,576,033 and $5,717,583, respectively. The Fund received cash collateral of $5,717,583, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $47,524 relating to the
Fund’s investment in the Liquidity Fund.
(g) At December 31, 2024, the aggregate cost for federal income tax purposes is $1,311,562,092. The aggregate gross unrealized
appreciation is $7,357,349 and the aggregate gross unrealized depreciation is $6,453,017, resulting in net unrealized appreciation of $904,332.
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
PIK Payment-in-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBD To Be Determined

Portfolio Composition*
Classification
Percentage of Total
Investments
Variable Rate Senior Loan Interests 79 .3%
Asset-Backed Securities 7 .9
Short-Term Investments 7 .6
Other** 5 .2
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (96.2%)
Corporate Bonds ( 96 .2% )
Aerospace & Defense (2.8%)
Bombardier, Inc.
7.00%, 6/1/32(a)(b) $ 30,000 $ 30,555
7.25%, 7/1/31(a)(b) 30,000 30,976
7.88%, 4/15/27(a)(b) 62,000 62,133
8.75%, 11/15/30(a)(b) 40,000 43,047
Moog, Inc.
4.25%, 12/15/27(a) 111,000 106,036
TransDigm, Inc.
4.63%, 1/15/29(b) 52,000 48,737
5.50%, 11/15/27 142,000 139,651
6.38%, 3/1/29(a) 25,000 25,087
6.63%, 3/1/32(a) 40,000 40,411
6.75%, 8/15/28(a) 68,000 68,678
595,311
Air Freight & Logistics (0.4%)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) 96,000 95,309
Automobile Components (1.0%)
Clarios Global LP
8.50%, 5/15/27(a) 100,000 100,340
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/29 56,000 51,483
5.25%, 7/15/31 28,000 25,108
Patrick Industries, Inc.
6.38%, 11/1/32(a) 40,000 38,750
215,681
Automobiles (0.8%)
Ford Motor Co.
6.10%, 8/19/32 175,000 174,224
Broadline Retail (0.6%)
Match Group Holdings II LLC
3.63%, 10/1/31(a) 139,000 119,113
Building Products (4.0%)
Builders FirstSource, Inc.
4.25%, 2/1/32(a) 208,000 183,875
5.00%, 3/1/30(a) 51,000 48,653
CP Atlas Buyer, Inc.
7.00%, 12/1/28(a) 21,000 18,493
EMRLD Borrower LP
6.63%, 12/15/30(a) 131,000 131,338
Masterbrand, Inc.
7.00%, 7/15/32(a) 87,000 87,708
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(a) 117,000 114,243
Standard Building Solutions, Inc.
6.50%, 8/15/32(a) 25,000 25,061
Standard Industries, Inc.
3.38%, 1/15/31(a) 25,000 21,456
4.38%, 7/15/30(a) 163,000 149,469
Summit Materials LLC
7.25%, 1/15/31(a) 59,000 62,660
842,956
Face
Amount Value
Capital Markets (3.2%)
CI Financial Corp.
4.10%, 6/15/51 $ 50,000 $ 34,600
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(a) 121,000 116,234
Focus Financial Partners LLC
6.75%, 9/15/31(a) 81,000 80,767
HAT Holdings I LLC
3.38%, 6/15/26(a) 185,000 179,390
Jane Street Group
4.50%, 11/15/29(a) 93,000 87,165
6.13%, 11/1/32(a) 55,000 54,527
MSCI, Inc.
3.88%, 2/15/31(a) 128,000 117,285
669,968
Chemicals (1.2%)
Avient Corp.
6.25%, 11/1/31(a) 35,000 34,562
7.13%, 8/1/30(a) 122,000 125,145
WR Grace Holdings LLC
4.88%, 6/15/27(a) 91,000 88,298
248,005
Commercial Services & Supplies (3.3%)
Allied Universal Holdco LLC
7.88%, 2/15/31(a) 65,000 66,516
Clean Harbors, Inc.
4.88%, 7/15/27(a) 117,000 114,716
6.38%, 2/1/31(a) 15,000 15,115
GFL Environmental, Inc.
3.50%, 9/1/28(a)(b) 112,000 105,648
4.75%, 6/15/29(a)(b) 138,000 132,646
Reworld Holding Corp.
4.88%, 12/1/29(a) 103,000 95,370
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26(a) 138,000 137,580
Wrangler Holdco Corp.
6.63%, 4/1/32(a) 25,000 25,475
693,066
Construction & Engineering (0.5%)
Arcosa, Inc.
6.88%, 8/15/32(a) 42,000 42,725
Artera Services LLC
8.50%, 2/15/31(a) 60,000 57,895
100,620
Consumer Finance (1.5%)
Ford Motor Credit Co. LLC
4.13%, 8/17/27 220,000 212,821
Macquarie Airfinance Holdings Ltd.
6.40%, 3/26/29(a) 15,000 15,445
6.50%, 3/26/31(a)(b) 18,000 18,653
8.13%, 3/30/29(a) 59,000 62,594
309,513
Consumer Staples Distribution & Retail (2.2%)
Albertsons Cos., Inc.
4.88%, 2/15/30(a) 117,000 111,587

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (96.2%) (cont’d)
5.88%, 2/15/28(a) $ 47,000 $ 46,845
7.50%, 3/15/26(a) 25,000 25,120
Performance Food Group, Inc.
4.25%, 8/1/29(a) 155,000 143,988
6.13%, 9/15/32(a) 40,000 40,048
US Foods, Inc.
4.75%, 2/15/29(a) 103,000 98,744
466,332
Containers & Packaging (1.2%)
Ball Corp.
6.88%, 3/15/28 109,000 111,577
Berry Global, Inc.
5.63%, 7/15/27(a) 68,000 67,956
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/31(a) 75,000 73,085
252,618
Distributors (1.3%)
Ritchie Bros Holdings, Inc.
6.75%, 3/15/28(a) 66,000 67,560
7.75%, 3/15/31(a) 66,000 69,101
Windsor Holdings III LLC
8.50%, 6/15/30(a) 121,000 127,469
264,130
Diversified Consumer Services (0.5%)
Wand NewCo 3, Inc.
7.63%, 1/30/32(a) 100,000 102,814
Diversified REITs (0.2%)
VICI Properties LP
3.75%, 2/15/27(a) 15,000 14,564
5.75%, 2/1/27(a) 26,000 26,242
40,806
Diversified Telecommunication Services (3.0%)
CCO Holdings LLC
4.25%, 2/1/31(a) 13,000 11,346
4.50%, 8/15/30(a) 257,000 230,988
4.75%, 3/1/30 - 2/1/32(a) 100,000 90,828
6.38%, 9/1/29(a) 112,000 111,167
Virgin Media Finance plc
5.00%, 7/15/30(a)(b) 220,000 186,485
630,814
Electric Utilities (3.5%)
Alpha Generation LLC
6.75%, 10/15/32(a)(b) 94,000 93,088
NextEra Energy Operating Partners LP
4.50%, 9/15/27(a) 115,000 110,199
NRG Energy, Inc.
3.63%, 2/15/31(a) 70,000 61,260
3.88%, 2/15/32(a) 56,000 48,946
6.00%, 2/1/33(a) 50,000 48,601
6.25%, 11/1/34(a) 30,000 29,449
10.25%, 3/15/28(a)(c)(d) 78,000 86,232
Pattern Energy Operations LP
4.50%, 8/15/28(a) 69,000 64,807
Face
Amount Value
Vistra Operations Co. LLC
5.00%, 7/31/27(a) $ 136,000 $ 133,555
6.88%, 4/15/32(a) 55,000 56,368
732,505
Electronic Equipment, Instruments & Components (0.8%)
Coherent Corp.
5.00%, 12/15/29(a) 44,000 42,031
Insight Enterprises, Inc.
6.63%, 5/15/32(a) 51,000 51,352
Sensata Technologies, Inc.
3.75%, 2/15/31(a) 81,000 70,902
164,285
Energy Equipment & Services (0.7%)
Transocean, Inc.
8.75%, 2/15/30(a) 56,100 58,099
Weatherford International Ltd.
8.63%, 4/30/30(a) 77,000 79,567
137,666
Entertainment (1.1%)
Cinemark USA, Inc.
5.25%, 7/15/28(a) 98,000 95,659
7.00%, 8/1/32(a) 40,000 40,854
Playtika Holding Corp.
4.25%, 3/15/29(a) 94,000 85,575
222,088
Financial Services (0.8%)
Rocket Mortgage LLC
2.88%, 10/15/26(a) 32,000 30,384
3.63%, 3/1/29(a) 100,000 90,632
Shift4 Payments LLC
6.75%, 8/15/32(a) 42,000 42,752
163,768
Food Products (1.8%)
Darling Ingredients, Inc.
6.00%, 6/15/30(a) 140,000 138,229
Pilgrim's Pride Corp.
3.50%, 3/1/32 130,000 112,265
6.88%, 5/15/34 30,000 31,938
Post Holdings, Inc.
6.25%, 2/15/32(a) 45,000 44,718
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31(a)(b) 56,000 55,152
382,302
Gas Utilities (1.0%)
Ferrellgas LP
5.88%, 4/1/29(a) 120,000 109,789
Superior Plus LP
4.50%, 3/15/29(a)(b) 103,000 93,744
203,533
Ground Transportation (0.4%)
EquipmentShare.com, Inc.
8.63%, 5/15/32(a)(b) 31,000 32,435
NESCO Holdings II, Inc.
5.50%, 4/15/29(a) 15,000 13,934

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (96.2%) (cont’d)
Watco Cos. LLC
7.13%, 8/1/32(a)(b) $ 45,000 $ 46,429
92,798
Health Care Equipment & Supplies (1.7%)
Avantor Funding, Inc.
4.63%, 7/15/28(a) 121,000 115,597
Medline Borrower LP
5.25%, 10/1/29(a) 253,000 244,401
359,998
Health Care Providers & Services (6.8%)
Concentra Escrow Issuer Corp.
6.88%, 7/15/32(a)(b) 62,000 63,377
Encompass Health Corp.
4.75%, 2/1/30 67,000 63,564
HCA, Inc.
5.63%, 9/1/28 109,000 110,506
HealthEquity, Inc.
4.50%, 10/1/29(a) 125,000 117,326
Heartland Dental LLC
10.50%, 4/30/28(a) 138,000 146,481
LifePoint Health, Inc.
4.38%, 2/15/27(a) 101,000 96,881
9.88%, 8/15/30(a) 56,000 60,492
Molina Healthcare, Inc.
3.88%, 11/15/30 - 5/15/32(a) 213,000 187,951
6.25%, 1/15/33(a)(b) 35,000 34,624
Option Care Health, Inc.
4.38%, 10/31/29(a) 188,000 173,557
Team Health Holdings, Inc.
9.00 % Cash, 4.50% PIK,
13.50%, 6/30/28(a)(e) 66,327 72,885
Tenet Healthcare Corp.
4.38%, 1/15/30 15,000 13,943
5.13%, 11/1/27 77,000 75,479
6.13%, 10/1/28 120,000 119,885
US Acute Care Solutions LLC
9.75%, 5/15/29(a) 86,000 87,751
1,424,702
Hotels, Restaurants & Leisure (8.6%)
1011778 BC ULC
3.88%, 1/15/28(a) 109,000 103,174
4.00%, 10/15/30(a)(b) 135,000 120,858
Boyne USA, Inc.
4.75%, 5/15/29(a) 62,000 58,823
Caesars Entertainment, Inc.
4.63%, 10/15/29(a) 194,000 181,790
6.00%, 10/15/32(a) 45,000 43,430
6.50%, 2/15/32(a) 40,000 40,213
7.00%, 2/15/30(a) 112,000 114,159
Carnival Corp.
6.00%, 5/1/29(a) 145,000 144,768
Churchill Downs, Inc.
5.75%, 4/1/30(a) 100,000 98,212
Life Time, Inc.
5.75%, 1/15/26(a) 165,000 164,932
Face
Amount Value
Light & Wonder International, Inc.
7.00%, 5/15/28(a) $ 111,000 $ 111,325
NCL Corp. Ltd.
7.75%, 2/15/29(a) 95,000 99,830
NCL Finance Ltd.
6.13%, 3/15/28(a) 70,000 70,277
Raising Cane's Restaurants LLC
9.38%, 5/1/29(a) 95,000 101,889
Royal Caribbean Cruises Ltd.
3.70%, 3/15/28(b) 25,000 23,722
6.00%, 2/1/33(a)(b) 45,000 44,926
6.25%, 3/15/32(a)(b) 40,000 40,510
Viking Cruises Ltd.
5.88%, 9/15/27(a) 145,000 144,385
Yum! Brands, Inc.
3.63%, 3/15/31(b) 96,000 84,961
1,792,184
Household Durables (1.5%)
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(a) 91,000 91,762
Tempur Sealy International, Inc.
3.88%, 10/15/31(a) 120,000 104,799
TopBuild Corp.
4.13%, 2/15/32(a) 135,000 119,698
316,259
Household Products (0.1%)
Spectrum Brands, Inc.
3.88%, 3/15/31(a) 14,000 12,118
Independent Power and Renewable Electricity Producers (0.6%)
Calpine Corp.
5.00%, 2/1/31(a) 56,000 52,701
5.13%, 3/15/28(a) 74,000 71,826
124,527
Insurance (2.4%)
Alliant Holdings Intermediate LLC
6.50%, 10/1/31(a) 12,000 11,896
7.00%, 1/15/31(a) 82,000 82,410
HUB International Ltd.
7.25%, 6/15/30(a) 55,000 56,420
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(a)(b) 100,000 105,681
Panther Escrow Issuer LLC
7.13%, 6/1/31(a) 164,000 165,818
Ryan Specialty LLC
5.88%, 8/1/32(a) 78,000 77,228
499,453
IT Services (1.1%)
Arches Buyer, Inc.
4.25%, 6/1/28(a) 95,000 87,355
Gartner, Inc.
4.50%, 7/1/28(a) 144,000 140,426
227,781

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (96.2%) (cont’d)
Life Sciences Tools & Services (0.4%)
Fortrea Holdings, Inc.
7.50%, 7/1/30(a) $ 90,000 $ 90,262
Machinery (2.0%)
Calderys Financing LLC
11.25%, 6/1/28(a) 101,000 108,236
Chart Industries, Inc.
9.50%, 1/1/31(a) 117,000 125,864
Esab Corp.
6.25%, 4/15/29(a) 62,000 62,849
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a) 125,000 116,953
413,902
Media (2.8%)
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 103,000 106,130
Directv Financing LLC
5.88%, 8/15/27(a) 15,000 14,630
DISH Network Corp.
11.75%, 11/15/27(a) 74,000 78,469
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 101,000 98,726
7.38%, 9/1/31(a) 30,000 30,740
Outfront Media Capital LLC
4.63%, 3/15/30(a) 119,000 110,058
Stagwell Global LLC
5.63%, 8/15/29(a) 86,000 81,983
Townsquare Media, Inc.
6.88%, 2/1/26(a) 62,000 61,864
582,600
Metals & Mining (3.4%)
Arsenal AIC Parent LLC
11.50%, 10/1/31(a) 122,000 136,644
Big River Steel LLC
6.63%, 1/31/29(a) 55,000 55,053
Cleveland-Cliffs, Inc.
7.38%, 5/1/33(a)(b) 55,000 54,086
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 153,000 150,870
Eldorado Gold Corp.
6.25%, 9/1/29(a)(b) 84,000 82,903
Hudbay Minerals, Inc.
4.50%, 4/1/26(a) 69,000 68,076
6.13%, 4/1/29(a)(b) 35,000 35,170
Novelis Corp.
3.25%, 11/15/26(a) 45,000 42,903
4.75%, 1/30/30(a) 100,000 92,412
718,117
Oil, Gas & Consumable Fuels (11.3%)
Aethon United BR LP
7.50%, 10/1/29(a) 60,000 61,419
Antero Midstream Partners LP
5.75%, 3/1/27(a) 95,000 94,622
Cheniere Energy Partners LP
4.00%, 3/1/31 108,000 99,941
Face
Amount Value
Cheniere Energy, Inc.
4.63%, 10/15/28 $ 118,000 $ 115,523
Civitas Resources, Inc.
8.63%, 11/1/30(a) 77,000 80,708
DT Midstream, Inc.
4.13%, 6/15/29(a) 127,000 118,691
EQM Midstream Partners LP
4.50%, 1/15/29(a) 81,000 77,229
4.75%, 1/15/31(a) 70,000 65,879
6.50%, 7/1/27(a) 51,000 51,696
7.50%, 6/1/30(a) 62,000 66,200
Expand Energy Corp.
4.75%, 2/1/32 125,000 116,435
Genesis Energy LP
7.88%, 5/15/32 31,000 30,388
Kinetik Holdings LP
5.88%, 6/15/30(a) 113,000 111,311
Matador Resources Co.
6.50%, 4/15/32(a) 55,000 54,471
Parkland Corp.
4.63%, 5/1/30(a)(b) 100,000 91,884
Permian Resources Operating LLC
5.88%, 7/1/29(a) 177,000 173,801
6.25%, 2/1/33(a) 40,000 39,517
Plains All American Pipeline LP
8.90%, 1/30/25(c)(d) 91,000 90,780
SM Energy Co.
7.00%, 8/1/32(a) 45,000 44,410
Sunoco LP
4.50%, 4/30/30 111,000 103,030
7.25%, 5/1/32(a) 45,000 46,519
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 32,000 29,607
5.00%, 1/31/28(a) 89,000 85,818
Venture Global LNG, Inc.
7.00%, 1/15/30(a) 30,000 30,478
8.38%, 6/1/31(a) 217,000 226,540
9.00%, 9/30/29(a)(c)(d) 90,000 94,242
9.50%, 2/1/29(a) 20,000 22,118
9.88%, 2/1/32(a) 5,000 5,489
Vital Energy, Inc.
7.88%, 4/15/32(a) 12,000 11,558
9.75%, 10/15/30(b) 54,000 56,989
Western Midstream Operating LP
4.05%, 2/1/30(f) 65,000 61,011
2,358,304
Passenger Airlines (0.5%)
VistaJet Malta Finance plc
6.38%, 2/1/30(a) 104,000 90,983
9.50%, 6/1/28(a) 17,000 17,127
108,110
Personal Care Products (1.1%)
BellRing Brands, Inc.
7.00%, 3/15/30(a) 116,000 119,002
Edgewell Personal Care Co.
4.13%, 4/1/29(a) 80,000 73,849

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (96.2%) (cont’d)
Prestige Brands, Inc.
3.75%, 4/1/31(a) $ 35,000 $ 30,754
223,605
Pharmaceuticals (0.7%)
Endo Finance Holdings, Inc.
8.50%, 4/15/31(a) 55,000 58,343
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/1/46 118,000 84,989
143,332
Professional Services (1.2%)
Amentum Holdings, Inc.
7.25%, 8/1/32(a) 41,000 41,357
AMN Healthcare, Inc.
4.63%, 10/1/27(a) 76,000 72,589
VT Topco, Inc.
8.50%, 8/15/30(a) 122,000 129,368
243,314
Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28(a) 68,000 68,125
Semiconductors & Semiconductor Equipment (0.4%)
ON Semiconductor Corp.
3.88%, 9/1/28(a) 91,000 85,420
Software (2.3%)
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a) 95,000 88,663
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 61,000 59,950
9.00%, 9/30/29(a) 66,000 67,092
Ellucian Holdings, Inc.
6.50%, 12/1/29(a) 53,000 53,155
Fair Isaac Corp.
4.00%, 6/15/28(a) 85,000 80,280
Open Text Corp.
3.88%, 2/15/28(a)(b) 63,000 59,401
SS&C Technologies, Inc.
5.50%, 9/30/27(a) 67,000 66,415
474,956
Specialty Retail (5.0%)
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a) 34,000 31,689
5.00%, 2/15/32(a) 14,000 12,786
Bath & Body Works, Inc.
6.75%, 7/1/36(b) 40,000 40,705
6.88%, 11/1/35(b) 18,000 18,443
Cougar JV Subsidiary LLC
8.00%, 5/15/32(a) 69,000 71,691
Evergreen Acqco 1 LP
9.75%, 4/26/28(a) 82,000 86,387
Group 1 Automotive, Inc.
4.00%, 8/15/28(a) 128,000 119,933
6.38%, 1/15/30(a) 20,000 20,090
LCM Investments Holdings II LLC
4.88%, 5/1/29(a) 91,000 85,093
Face
Amount Value
Lithia Motors, Inc.
3.88%, 6/1/29(a) $ 91,000 $ 83,244
4.38%, 1/15/31(a) 92,000 83,752
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 129,000 119,216
4.88%, 11/15/31(a) 134,000 120,353
Specialty Building Products Holdings LLC
7.75%, 10/15/29(a) 68,000 69,246
Valvoline, Inc.
3.63%, 6/15/31(a) 88,000 75,397
1,038,025
Technology Hardware, Storage & Peripherals (1.0%)
Diebold Nixdorf, Inc.
7.75%, 3/31/30(a)(b) 40,000 41,162
Seagate HDD Cayman
8.25%, 12/15/29 84,000 89,579
9.63%, 12/1/32 80,000 90,264
221,005
Textiles, Apparel & Luxury Goods (0.7%)
Champ Acquisition Corp.
8.38%, 12/1/31(a) 53,000 54,197
Hanesbrands, Inc.
9.00%, 2/15/31(a) 95,000 101,387
155,584
Trading Companies & Distributors (1.4%)
Imola Merger Corp.
4.75%, 5/15/29(a) 134,000 127,182
WESCO Distribution, Inc.
6.38%, 3/15/29(a) 32,000 32,468
6.63%, 3/15/32(a) 33,000 33,581
7.25%, 6/15/28(a) 108,000 109,902
303,133
Transportation Infrastructure (0.5%)
Seaspan Corp.
5.50%, 8/1/29(a) 107,000 100,031
Wireless Telecommunication Services (0.6%)
Sprint LLC
7.63%, 3/1/26 43,000 43,984
T-Mobile USA, Inc.
2.25%, 2/15/26 54,000 52,488
2.88%, 2/15/31 41,000 36,079
132,551
Total Fixed Income Securities
(Cost $19,213,175)
20,137,623
–
Shares
Short-Term Investments ( 11 .3% )
Investment Company ( 2 .3% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(g)
(Cost $476,144)
476,144 476,144

Morgan Stanley ETF Trust
Eaton Vance High Yield ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Security held as Collateral on Loaned Securities ( 9 .0% )
Investment Company (9.0%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(g)
(Cost $1,885,143)
1,885,143 $ 1,885,143
Total Short-Term Investments
(Cost $2,361,287)
2,361,287
Total Investments (107.5%)
(Cost $21,574,462) (h) 22,498,910
Liabilities in Excess of Other Assets (-7.5%)
(1,567,768)
Net Assets (100.0%) $20,931,142
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $1,820,826 and $1,885,143, respectively. The Fund received cash collateral of $1,885,143, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2024.
(d) Floating or variable rate securities: The rates disclosed are as of
December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(e) Income may be paid in additional securities and/or cash at the descretion of the issuer.
(f) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(g) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $268 relating to the Fund’s investment in the Liquidity Fund.
(h) At December 31, 2024, the aggregate cost for federal income tax purposes is $21,574,462. The aggregate gross unrealized
appreciation is $944,101 and the aggregate gross unrealized
depreciation is $19,653, resulting in net unrealized appreciation of
$924,448.
PIK Payment-in-Kind
REIT Real Estate Investment Trust

Portfolio Composition*
Classification
Percentage of Total
Investments
Other** 73 .0%
Oil, Gas & Consumable Fuels 11 .4
Hotels, Restaurants & Leisure 8 .7
Health Care Providers & Services 6 .9
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (92.3%)
Municipal Bonds ( 92 .3% )
Alabama ( 0 .6% )
Black Belt Energy Gas District,
Gas Project
Series 2024 D
5.00%, 3/1/55(a) $ 235,000 $ 249,588
Arizona ( 2 .1% )
City of Mesa AZ,
Utility System
Series 2014
4.00%, 7/1/37 250,000 245,741
Industrial Development Authority of the County of Yavapai (The),
Yavapai Community Hospital Association Obligated Group
Series 2019
4.00%, 8/1/43 425,000 407,247
Sierra Vista Industrial Development Authority,
American Leadership Academy, Inc.
Series 2024
5.00%, 6/15/34(b) 250,000 257,125
910,113
California ( 3 .8% )
California Community Choice Financing Authority,
Series 2024 C
5.00%, 8/1/55(a) 325,000 344,644
Series 2023 F
5.50%, 10/1/54(a) 490,000 533,494
Los Angeles Department of Water & Power Water System,
Series 2022 CC
5.00%, 7/1/42 500,000 555,360
Menifee Union School District,
Series 2017 A
3.25%, 8/1/37 250,000 237,037
1,670,535
Colorado ( 5 .3% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 500,000 520,711
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 500,000 532,748
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 250,000 257,788
Colorado Housing and Finance Authority,
Fitz Affordable Owner LLC
Series 2024 A
4.48%, 3/1/44 250,000 247,078
Raindance Metropolitan District No. 2,
Series 2024
4.00%, 12/1/44 500,000 491,725
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 250,000 277,474
2,327,524
Face
Amount Value
Connecticut ( 4 .3% )
Connecticut State Health & Educational Facilities Authority,
Quinnipiac University
Series M
5.00%, 7/1/29 $ 250,000 $ 254,871
State of Connecticut CT,
Series 2024 G
5.00%, 11/15/40 1,000,000 1,119,791
Special Tax
Series 2021 A
5.00%, 5/1/41 500,000 537,149
1,911,811
District of Columbia ( 2 .3% )
District of Columbia Housing Finance Agency,
Carl F West LLC
Series 2023 A-2
4.40%, 9/1/45(a) 500,000 509,762
Metropolitan Washington Airports Authority Aviation,
Series A (AMT)
5.00%, 10/1/31 500,000 509,342
1,019,104
Georgia ( 2 .4% )
Main Street Natural Gas, Inc.,
Series 2022 B
5.00%, 12/1/52(a) 500,000 520,833
Series 2023 B
5.00%, 7/1/53(a) 500,000 526,325
Illinois ( 9 .2% )
Chicago Board of Education,
Series 2012 B
5.00%, 12/1/33 500,000 500,131
Chicago O'Hare International Airport,
Series 2024 D
5.00%, 1/1/33 500,000 561,187
City of Chicago IL,
Series 2024 B
5.00%, 1/1/33 500,000 534,221
Series 2021 A
5.00%, 1/1/34 230,000 240,032
Series 2024 B
5.00%, 1/1/35 175,000 187,367
City of Springfield IL,
Electric
Series 2024
5.00%, 3/1/30 500,000 540,635
Illinois Finance Authority,
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/41 500,000 507,726
State of Illinois Water Revolving Fund - Clean Water Program
Series 2017
5.00%, 7/1/32 425,000 438,236
Northern Illinois Municipal Power Agency,
Series 2016 A
4.00%, 12/1/41 250,000 242,963

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (92.3%) (cont’d)
Illinois (9.2%) (cont’d)
State of Illinois IL,
Series 2020
5.50%, 5/1/39 $ 315,000 $ 339,428
4,091,926
Indiana ( 1 .4% )
Clark-Pleasant Community School Building Corp.,
Series 2024
5.00%, 7/15/41 575,000 626,951
Iowa ( 1 .2% )
Iowa Finance Authority,
Lifespace Communities, Inc. Obligated Group
Series 2024 A
5.00%, 5/15/39 500,000 517,358
Louisiana ( 1 .1% )
Parish of St John the Baptist,
Marathon Oil Corp.
Series 2017 C
3.30%, 6/1/37(a) 500,000 492,517
Massachusetts ( 1 .5% )
Commonwealth of Massachusetts,
Series 2015 B
4.00%, 5/1/45 250,000 245,405
Massachusetts Clean Water Trust (The),
Massachusetts Clean Water State Revolving Fund
Series B-25
5.00%, 2/1/43 350,000 385,546
630,951
Michigan ( 1 .6% )
City of Detroit MI,
Series 2020
5.50%, 4/1/40 250,000 265,871
Michigan State Housing Development Authority,
Series B
3.35%, 12/1/34 335,000 312,953
Series 2024 D
3.40%, 6/1/30 150,000 147,247
726,071
Minnesota ( 1 .8% )
City of Minneapolis MN,
Series 2024
3.00%, 12/1/41 885,000 785,796
Nebraska ( 0 .9% )
Nebraska Public Power District,
Series 2016 A
5.00%, 1/1/25 400,000 400,000
New Jersey ( 2 .4% )
New Jersey Transportation Trust Fund Authority,
Series 2022 CC
5.00%, 6/15/42 500,000 536,241
Face
Amount Value
Tobacco Settlement Financing Corp.,
Series 2018 A
5.00%, 6/1/34 $ 500,000 $ 519,349
1,055,590
New York ( 18 .8% )
Build NYC Resource Corp.,
Success Academy Charter Schools Inc Obligated Group
Series 2025
4.00%, 9/1/43 880,000 840,520
Empire State Development Corp.,
State of New York Sales Tax
Series 2023 A
5.00%, 3/15/44 500,000 543,448
Metropolitan Transportation Authority,
Series A-1
5.00%, 11/15/46 500,000 503,531
New York City Housing Development Corp.,
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 375,000 380,928
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/37 500,000 561,514
New York State Dormitory Authority,
Montefiore Obligated Group
Series 2024
5.00%, 11/1/35 500,000 544,903
State of New York Personal Income Tax
Series 2016 D
5.00%, 2/15/25 760,000 761,672
State of New York Sales Tax
Series 2024 B
5.00%, 3/15/35 160,000 185,402
Series 2024 A
5.00%, 3/15/51 450,000 482,966
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/35 250,000 270,282
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.45%, 6/15/54(a) 750,000 744,368
West 38th Street LLC
Series 2014 A
3.57%, 5/1/42(a) 500,000 496,302
New York Transportation Development Corp.,
Delta Air Lines, Inc.
Series 2023 (AMT)
5.63%, 4/1/40 250,000 265,709
JFK International Air Terminal LLC
Series 2022 (AMT)
5.00%, 12/1/32 500,000 532,690
JFK Millennium Partners LLC
Series 2024 A (AMT)
5.25%, 12/31/54 335,000 355,571
JFK NTO LLC
Series 2023 (AMT)
5.50%, 6/30/38 250,000 270,061

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (92.3%) (cont’d)
New York (18.8%) (cont’d)
Utility Debt Securitization Authority,
Series 2023 TE-1
5.00%, 12/15/41 $ 500,000 $ 564,704
8,304,571
North Carolina ( 0 .6% )
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 250,000 253,941
Oklahoma ( 1 .1% )
Oklahoma Water Resources Board,
Series 2024 C
4.00%, 10/1/44 490,000 486,939
Pennsylvania ( 6 .6% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
4.32%, 11/15/47(a) 500,000 495,862
City of Philadelphia PA,
Airport
Series 2017 B (AMT)
5.00%, 7/1/25 500,000 503,695
Pennsylvania Economic Development Financing Authority,
UPMC Obligated Group
Series 2014 A
5.00%, 2/1/25 250,000 250,296
Pennsylvania Higher Educational Facilities Authority,
Thomas Jefferson University Obligated Group
Series 2024 B-1
5.25%, 11/1/40 750,000 825,629
Pennsylvania Turnpike Commission,
Series 2024-1
5.00%, 6/1/36 750,000 855,012
2,930,494
Puerto Rico ( 1 .5% )
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 221,000 229,112
Puerto Rico Sales Tax Financing Corp. Sales Tax,
Series A-2
4.33%, 7/1/40 465,000 459,242
688,354
Rhode Island ( 1 .0% )
Rhode Island Housing & Mortgage Finance Corp.,
Series 84 A
4.40%, 10/1/44 450,000 442,629
South Carolina ( 0 .6% )
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.50%, 11/1/48 250,000 276,369
Face
Amount Value
Tennessee ( 1 .2% )
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 A
5.25%, 9/1/39 $ 500,000 $ 541,133
Texas ( 11 .4% )
Aldine Independent School District,
Series 2024
4.00%, 2/15/54 150,000 143,154
Arlington Higher Education Finance Corp.,
Lifeschool of Dallas
Series 2024
4.00%, 8/15/44 375,000 364,742
City of Houston TX,
United Airlines, Inc.
Series 2024 B (AMT)
5.50%, 7/15/35 500,000 531,239
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/37 250,000 278,831
Dallas Independent School District,
Series 2023
5.00%, 2/15/42 260,000 280,889
EP Cimarron Ventanas PFC,
Series 2024
4.00%, 12/1/34 500,000 486,812
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 250,000 268,864
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 500,000 506,723
Harris County Improvement District No. 18,
Series 2024 A
4.00%, 9/1/39 815,000 787,792
Harris County Municipal Utility District No. 165,
Series 2024
3.38%, 3/1/41 500,000 434,754
North Texas Tollway Authority,
Series 2023 A
5.00%, 1/1/41 250,000 271,449
Prosper Independent School District,
Series 2024
4.00%, 2/15/54 250,000 237,791
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC
Series 2023 (AMT)
5.38%, 6/30/38 250,000 267,890
Texas Transportation Commission,
State Highway 249 System
Series 2019 A
0.00%, 8/1/40 400,000 193,851
5,054,781
Virginia ( 1 .9% )
Virginia Housing Development Authority,
Series 2024 E
4.05%, 10/1/44 495,000 472,408

Morgan Stanley ETF Trust
Eaton Vance Intermediate Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (92.3%) (cont’d)
Virginia (1.9%) (cont’d)
Virginia Small Business Financing Authority,
95 Express Lanes LLC
Series 2022 (AMT)
5.00%, 7/1/38 $ 335,000 $ 346,974
819,382
Washington ( 2 .8% )
Energy Northwest,
Bonneville Power Administration
Series 2021 A
5.00%, 7/1/41 405,000 436,751
University of Washington,
Series 2024 A
5.00%, 4/1/44 250,000 273,278
Vancouver Housing Authority,
Series 2024
4.00%, 8/1/34 250,000 249,191
Washington State Housing Finance Commission,
Provident Group-SH I Properties LLC
Series 2024
5.50%, 7/1/44 250,000 273,095
1,232,315
Wisconsin ( 2 .9% )
Wisconsin Health & Educational Facilities Authority,
Wisconsin Housing Preservation Corp.
Series 2024 A
3.63%, 11/1/29 800,000 788,942
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(a) 500,000 497,519
1,286,461
Total Fixed Income Securities
(Cost $40,403,093)
40,780,362
–
Shares
Short-Term Investments ( 6 .8% )
Investment Company ( 6 .0% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  3.42%
(Cost $2,646,450)
2,646,186 2,646,450
Face
Amount Value
Municipal Bonds ( 0 .8% )
Missouri ( 0 .8% )
Missouri Development Finance Board,
Nelson Gallery Foundation (The)
Series 2008 A
3.80%, 12/1/37
(Cost $350,000)(a)
$ 350,000 $ 350,000
Total Short-Term Investments
(Cost $2,996,450)
2,996,450
Total Investments (99.1%)
(Cost $43,399,543) (c) 43,776,812
Other Assets in Excess of Liabilities (0.9%)
404,022
Net Assets (100.0%) $44,180,834
(a) Floating or variable rate securities: The rates disclosed are as of
December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) At December 31, 2024, the aggregate cost for federal income tax purposes is $43,399,543. The aggregate gross unrealized
appreciation is $682,193 and the aggregate gross unrealized
depreciation is $304,924, resulting in net unrealized appreciation of
$377,269.
AMT Alternative Minimum Tax

Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 48 .2%
New York 19 .0
Texas 11 .5
Illinois 9 .3
Pennsylvania 6 .7
Colorado 5 .3
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (96.0%)
Asset-Backed Securities ( 24 .4% )
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) $ 615,000 $ 616,229
2024-3AL
5.68%, 12/26/31(a) 269,000 269,670
ACHV ABS TRUST,
2023-4CP
7.24%, 11/25/30(a) 250,430 251,283
ACM Auto Trust,
2024-2A
6.06%, 2/20/29(a) 933,985 937,474
Affirm Asset Securitization Trust,
2022-Z1
4.55%, 6/15/27(a) 75,110 75,033
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 879,804 888,399
AMSR Trust,
2020-SFR3
2.11%, 9/17/37(a) 975,000 955,555
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 360,830 365,786
Auxilior Term Funding LLC,
2023-1A
6.18%, 12/15/28(a) 725,471 734,112
2024-1A
5.84%, 3/15/27(a) 255,000 256,983
BHG Securitization Trust,
2023-A
5.55%, 4/17/36(a) 679,453 681,099
Blackbird Capital II Aircraft Lease Ltd.,
2021-1A
2.44%, 7/15/46(a) 578,687 528,942
Cartiga Asset Finance Trust LLC,
2023-1
7.00%, 3/15/35(a) 67,568 67,607
Cascade MH Asset Trust,
2022-MH1
4.25%, 8/25/54(a)(b) 1,380,734 1,323,309
CFMT LLC,
2023-HB12
4.25%, 4/25/33(a)(c) 2,025,000 1,976,363
Chesapeake Funding II LLC,
2024-1A
5.52%, 5/15/36(a) 694,839 702,683
CIM Trust,
2021-NR2
5.57%, 7/25/59(a)(b) 509,486 508,912
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 780,000 778,633
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 1,225,000 1,163,769
Face
Amount Value
Commonbond Student Loan Trust,
2021-AGS
1.20%, 3/25/52(a) $ 749,660 $ 610,895
Crockett Partners Equipment Co. IIA LLC,
2024-1C
6.05%, 1/20/31(a) 456,198 460,190
Crossroads Asset Trust,
2024-A
5.90%, 8/20/30(a) 305,713 309,611
DB Master Finance LLC,
2021-1A
2.05%, 11/20/51(a) 654,750 620,339
Dext ABS LLC,
2023-2
6.56%, 5/15/34(a) 784,524 793,640
Diamond Infrastructure Funding LLC,
2021-1A
1.76%, 4/15/49(a) 600,000 560,878
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 463,750 462,493
2018-1A
4.12%, 7/25/48(a) 229,295 228,017
Driven Brands Funding LLC,
2019-2A
3.98%, 10/20/49(a) 1,413,787 1,381,268
ECMC Group Student Loan Trust,
2020-3A
SOFR30A + 1.11%,
5.68%, 1/27/70(a)(c) 447,199 446,522
ELFI Graduate Loan Program LLC,
2021-A
1.53%, 12/26/46(a) 1,081,523 943,633
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 168,605 159,446
FMC GMSR Issuer Trust,
2020-GT1
4.45%, 1/25/26(a)(c) 1,500,000 1,440,566
2022-GT2
7.90%, 7/25/27(a) 1,600,000 1,622,995
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 534,650 527,370
GAIA Aviation Ltd.,
2019-1
3.97%, 12/15/44(a)(b) 383,319 364,551
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 689,808 693,525
2024-2A
5.58%, 6/17/30(a) 205,431 207,828
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 658,000 661,041
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 529,369 520,106

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (24.4%) (cont’d)
2021-1A
2.77%, 4/20/29(a) $ 1,341,829 $ 1,323,837
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 592,500 575,599
J.P. Morgan Mortgage Trust,
2024-HE1
SOFR30A + 1.50%,
6.10%, 8/25/54(a)(c) 344,891 347,105
2024-HE2
SOFR30A + 1.20%,
5.80%, 10/20/54(a)(c) 369,149 371,483
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) 752,315 743,569
LAD Auto Receivables Trust,
2024-1A
5.23%, 1/18/28(a) 740,000 743,266
Lendbuzz Securitization Trust,
2024-1A
6.19%, 8/15/29(a) 977,139 988,023
2024-3A
4.97%, 10/15/29(a) 400,000 400,089
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 846,530 670,002
2021-2GS
2.22%, 3/20/48(a) 1,118,356 861,473
Lunar Structured Aircraft Portfolio Notes,
2021-1
2.64%, 10/15/46(a) 1,385,559 1,267,514
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 254,704 244,824
MAPS Trust,
2021-1A
2.52%, 6/15/46(a) 234,552 216,645
Monroe Capital ABS Funding Ltd.,
2021-1A
2.82%, 4/22/31(a) 1,168,107 1,135,682
Mosaic Solar Loan Trust,
2020-1A
2.10%, 4/20/46(a) 150,171 130,442
2021-1A
2.05%, 12/20/46(a) 722,861 547,492
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 606,214 593,073
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 453,550 418,611
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
7.00%, 7/25/50(a)(c) 538,384 544,408
Face
Amount Value
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a) $ 346,016 $ 348,381
NRZ Excess Spread-Collateralized Notes,
2021-FHT1
3.10%, 7/25/26(a) 379,376 366,188
2021-FNT2
3.23%, 5/25/26(a) 756,405 733,715
2021-GNT1
3.47%, 11/25/26(a) 408,960 391,716
NRZ FHT Excess LLC,
2020-FHT1
4.21%, 11/25/25(a) 171,352 169,217
Octane Receivables Trust,
2021-2A
1.21%, 9/20/28(a) 35,356 35,114
2023-1A
5.87%, 5/21/29(a) 259,821 261,056
Option One Mortgage Loan Trust,
2000-5
CME Term SOFR 1 Month + 0.61%,
4.98%, 8/20/30(c) 25,971 26,194
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 470,841 472,439
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 621,000 620,238
Oxford Finance Funding LLC,
2020-1A
3.10%, 2/15/28(a) 59,742 59,199
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 427,000 431,068
PK Alift Loan Funding 3 LP,
2024-1
5.84%, 9/15/39(a) 338,042 340,329
Planet Fitness Master Issuer LLC,
2024-1A
5.77%, 6/5/54(a) 662,340 666,234
PNMAC GMSR Issuer Trust,
2024-GT1
CME Term SOFR 1 Month + 3.20%,
7.54%, 3/25/29(a)(c) 700,000 709,760
Post Road Equipment Finance LLC,
2024-1A
5.59%, 11/15/29(a) 577,713 581,620
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 323,786 325,464
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
7.00%, 12/27/44(a)(c) 41,644 41,564
Santander Bank Auto Credit-Linked Notes,
2022-B
11.91%, 8/16/32(a) 850,000 870,044

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (24.4%) (cont’d)
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) $ 377,184 $ 344,243
Stanwich Mortgage Loan Co. LLC,
2021-NPB1
6.23%, 10/16/26(a)(b) 91,826 92,097
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 509,060 501,048
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 849,035 826,890
Stream Innovations Issuer Trust,
2024-1A
6.27%, 7/15/44(a) 281,707 288,768
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) 423,514 413,328
Sunnova Helios V Issuer LLC,
2021-A
1.80%, 2/20/48(a) 747,864 549,224
Theorem Funding Trust,
2022-3A
7.60%, 4/15/29(a) 73,316 73,921
2022-3A
8.95%, 4/15/29(a) 852,000 877,864
2023-1A
7.58%, 4/15/29(a) 93,716 94,569
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) 650,000 634,861
VCP RRL ABS I Ltd.,
2021-1A
2.15%, 10/20/31(a) 274,043 262,540
VOLT XCVI LLC,
2021-NPL5
5.12%, 3/27/51(a)(b) 270,131 270,263
Wendy's Funding LLC,
2019-1A
3.78%, 6/15/49(a) 225,149 220,106
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 347,000 347,796
51,466,950
Collateralized Mortgage Obligations — Agency Collateral Series  ( 5 .3% )
FHLMC
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.19%,
6.81%, 6/1/38(c) 36,784 37,302
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
6.89%, 7/1/38(c) 91,368 92,753
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
7.00%, 1/1/36(c) 89,237 90,575
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.32%,
Face
Amount Value
7.17%, 3/1/37(c) $ 115,034 $ 116,886
FHLMC Gold Pool, 30 Year
7.50%, 5/1/35 6,484 6,840
8.00%, 8/1/32 3,089 3,194
8.50%, 8/1/31 3,822 4,021
GNMA I, 30 Year
8.50%, 7/15/30 150 153
GNMA I, Single Family, 30 Year
6.00%, 11/15/38 39,035 40,037
UMBS, 30 Year
6.00%, 9/1/37 21,917 22,760
6.50%, 2/1/28 - 10/1/32 66,354 68,612
7.00%, 7/1/29 - 3/1/37 69,242 72,290
7.50%, 8/1/37 8,087 8,523
8.00%, 4/1/33 13,538 14,007
8.50%, 10/1/32 7,141 7,502
UMBS, Single Family, 30 Year
5.00%, 1/25/55, TBA 5,342,000 5,152,734
5.50%, 1/25/55, TBA 1,848,000 1,822,806
6.00%, 1/25/55, TBA 3,659,000 3,675,866
11,236,861
Commercial Mortgage-Backed Securities ( 12 .4% )
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(b) 411,198 379,600
Angel Oak SB Commercial Mortgage Trust
2.07%, 5/25/50(a)(c) 473,097 430,124
BAHA Trust
7.07%, 12/10/41(a)(c) 510,000 523,680
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.75%, 8/15/39(a)(c) 534,000 538,649
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.90%, 12/15/35(a)(c) 578,000 568,046
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
6.24%, 11/15/41(a)(c) 500,000 501,876
BFLD Mortgage Trust
CME Term SOFR 1 Month + 1.89%,
6.29%, 7/15/41(a)(c) 562,000 565,511
BPR Trust
CME Term SOFR 1 Month + 1.90%,
6.30%, 4/15/37(a)(c) 354,000 356,283
Brean Asset-Backed Securities Trust
5.25%, 1/25/63(a)(b) 1,709,748 1,676,781
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55(a)(c) 75,721 74,103
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
5.21%, 4/15/34(a)(c) 1,100,000 1,068,675
BX Trust
CME Term SOFR 1 Month + 1.58%,
5.98%, 1/15/39(a)(c) 820,000 818,394
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.37%,
5.77%, 12/15/37(a)(c) 1,210,000 1,211,416
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34 28,834 27,981

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (12.4%) (cont’d)
CSMC Trust
3.53%, 8/15/37(a) $ 575,000 $ 558,297
3.90%, 4/25/62(a)(c) 1,290,144 1,220,131
Extended Stay America Trust
CME Term SOFR 1 Month + 1.49%,
5.89%, 7/15/38(a)(c) 1,056,949 1,059,570
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59 465,056 403,900
FHLMC, REMIC
SOFR30A + 1.10%,
5.67%, 5/25/54(c) 821,200 821,637
SOFR30A + 1.43%,
6.00%, 12/25/54(c) 1,411,954 1,414,077
7.50%, 9/15/29 74,232 75,694
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 920,000 958,548
GNMA
CME Term SOFR 1 Month + 0.39%,
5.05%, 5/20/63(c) 2,690 2,668
CME Term SOFR 1 Month + 0.56%,
5.22%, 5/20/62(c) 84 84
CME Term SOFR 1 Month + 0.61%,
5.27%, 3/20/61(c) 24,904 24,979
CME Term SOFR 1 Month + 0.67%,
5.33%, 9/20/62(c) 54,525 54,728
CME Term SOFR 1 Month + 0.71%,
5.37%, 1/20/64(c) 16,685 16,756
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.94%, 3/15/39(a)(c) 891,000 893,697
Headlands Residential LLC
4.49%, 9/25/26(a)(c) 522,468 516,238
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.04%, 6/15/41(a)(c) 322,500 324,314
CME Term SOFR 1 Month + 1.99%,
6.39%, 6/15/41(a)(c) 660,000 664,535
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
6.24%, 9/15/41(a)(c) 380,000 381,660
CME Term SOFR 1 Month + 2.84%,
7.24%, 9/15/41(a)(c) 297,000 298,113
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.94%,
6.34%, 6/15/39(a)(c) 436,000 437,635
LHOME Mortgage Trust
7.02%, 1/25/29(a)(b) 610,000 617,346
MFA Trust
6.33%, 9/25/54(b) 488,043 489,418
New Residential Mortgage Loan Trust
3.75%, 5/28/52(a)(c) 25,398 23,820
3.75%, 8/25/55(a)(c) 59,098 55,662
3.83%, 9/25/57(a)(c) 157,277 144,259
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.04%, 3/15/39(a)(c) 480,000 482,100
Face
Amount Value
NYC Trust
CME Term SOFR 1 Month + 1.99%,
6.39%, 8/15/29(a)(c) $ 615,000 $ 619,995
Oceanview Mortgage Loan Trust
1.73%, 5/28/50(a)(c) 154,798 144,285
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.99%, 12/15/39(a)(c) 712,000 714,669
CME Term SOFR 1 Month + 2.79%,
7.29%, 12/15/39(a)(c) 254,000 254,953
Reach Abs Trust
6.30%, 2/18/31(a) 206,131 207,936
ROCK Trust
5.39%, 11/13/41(a) 595,000 593,165
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.74%,
6.14%, 5/15/39(a)(c) 437,000 433,589
Sequoia Mortgage Trust
CME Term SOFR 1 Month + 0.73%,
5.10%, 8/20/34(c) 52,469 48,961
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.35%, 10/15/41(a)(c) 500,000 502,963
Silver Hill Trust
3.10%, 11/25/49(a)(c) 135,466 135,269
Towd Point Mortgage Trust
CME Term SOFR 1 Month + 0.71%,
5.05%, 2/25/57(a)(c) 15,294 15,999
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.99%, 6/15/39(a)(c) 375,000 375,473
CME Term SOFR 1 Month + 2.64%,
7.04%, 6/15/39(a)(c) 400,000 400,120
TYSN Mortgage Trust
6.58%, 12/10/33(a)(c) 825,000 865,430
25,993,792
Corporate Bonds ( 43 .7% )
Aerospace & Defense (0.9%)
BAE Systems plc
5.00%, 3/26/27(a)(d) 636,000 638,956
Boeing Co. (The)
6.30%, 5/1/29(d) 788,000 817,210
7.25%, 6/15/25 410,000 413,616
1,869,782
Air Freight & Logistics (0.2%)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) 446,000 442,789
Automobiles (1.0%)
General Motors Co.
6.80%, 10/1/27(d) 900,000 940,349
Hyundai Capital America
5.30%, 6/24/29(a)(d) 429,000 430,521
5.50%, 3/30/26(a) 738,000 742,969
2,113,839

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (43.7%) (cont’d)
Banks (14.1%)
Banco Santander SA
4.18%, 3/24/28(c)(d) $ 783,000 $ 767,327
6.61%, 11/7/28 1,200,000 1,263,043
Bank of America Corp.
4.38%, 4/27/28(c) 2,911,000 2,880,584
5.08%, 1/20/27(c) 1,053,000 1,056,225
Bank of Ireland Group plc
6.25%, 9/16/26(a)(c) 1,170,000 1,179,949
Barclays plc
5.30%, 8/9/26(c) 1,601,000 1,604,465
BNP Paribas SA
5.13%, 1/13/29(a)(c)(d) 1,112,000 1,111,910
BPCE SA
5.72%, 1/18/30(a)(c) 250,000 251,388
6.71%, 10/19/29(a)(c) 535,000 556,790
CaixaBank SA
5.67%, 3/15/30(a)(c) 1,075,000 1,085,896
Capital One NA
2.28%, 1/28/26(c) 900,000 898,008
Citigroup, Inc.
4.60%, 3/9/26 1,223,000 1,220,454
5.61%, 9/29/26(c) 300,000 301,708
HSBC Holdings plc
5.60%, 5/17/28(c) 920,000 930,093
Intesa Sanpaolo SpA
7.00%, 11/21/25(a) 1,096,000 1,114,966
JPMorgan Chase & Co.
5.57%, 4/22/28(c)(d) 738,000 750,641
6.09%, 10/23/29(c)(d) 1,276,000 1,323,776
KeyBank NA
5.00%, 1/26/33 286,000 274,417
KeyCorp
5.73%, 5/23/25(c) 950,000 950,869
PNC Financial Services Group, Inc. (The)
5.30%, 1/21/28(c) 1,215,000 1,225,592
5.49%, 5/14/30(c) 1,008,000 1,022,540
Societe Generale SA
5.63%, 1/19/30(a)(c) 650,000 649,077
Swedbank AB
6.14%, 9/12/26(a) 1,366,000 1,395,875
Synovus Bank
5.63%, 2/15/28 625,000 626,309
Synovus Financial Corp.
6.17%, 11/1/30(c) 696,000 701,520
Truist Financial Corp.
6.05%, 6/8/27(c) 511,000 519,513
U.S. Bancorp
5.10%, 7/23/30(c) 2,246,000 2,243,880
UniCredit SpA
2.57%, 9/22/26(a)(c) 1,276,000 1,251,583
Westpac New Zealand Ltd.
5.13%, 2/26/27(a) 625,000 629,676
29,788,074
Capital Markets (5.5%)
Antares Holdings LP
3.95%, 7/15/26(a) 726,000 705,156
Face
Amount Value
Blue Owl Credit Income Corp.
6.60%, 9/15/29(a) $ 560,000 $ 571,864
Charles Schwab Corp. (The)
5.88%, 8/24/26(d) 600,000 610,624
CI Financial Corp.
3.20%, 12/17/30 831,000 706,966
Goldman Sachs Bank USA
5.41%, 5/21/27(c) 1,851,000 1,865,806
Goldman Sachs Group, Inc. (The)
5.80%, 8/10/26(c) 732,000 736,285
HAT Holdings I LLC
3.75%, 9/15/30(a) 405,000 357,183
LPL Holdings, Inc.
4.00%, 3/15/29(a) 610,000 578,646
6.00%, 5/20/34 319,000 324,986
Macquarie Group Ltd.
5.11%, 8/9/26(a)(c) 1,065,000 1,065,435
Marex Group plc
6.40%, 11/4/29(d) 469,000 473,965
Nuveen LLC
5.55%, 1/15/30(a) 596,000 608,119
Oaktree Strategic Credit Fund
8.40%, 11/14/28 350,000 375,122
UBS Group AG
4.25%, 3/23/28(a)(d) 2,644,000 2,570,093
11,550,250
Chemicals (0.5%)
Celanese US Holdings LLC
6.17%, 7/15/27(b)(d) 949,000 963,458
Construction & Engineering (0.2%)
MasTec, Inc.
5.90%, 6/15/29(d) 495,000 504,270
Consumer Finance (2.8%)
Aircastle Ltd.
5.75%, 10/1/31(a)(d) 565,000 569,086
Ally Financial, Inc.
6.85%, 1/3/30(c) 1,070,000 1,109,705
Avolon Holdings Funding Ltd.
4.95%, 1/15/28(a) 1,078,000 1,068,636
Ford Motor Credit Co. LLC
6.95%, 6/10/26 2,056,000 2,103,886
General Motors Financial Co., Inc.
5.40%, 4/6/26 1,051,000 1,057,492
5,908,805
Diversified REITs (0.8%)
GLP Capital LP
5.25%, 6/1/25 1,005,000 1,005,397
VICI Properties LP
3.88%, 2/15/29(a) 696,000 656,340
1,661,737
Electric Utilities (0.7%)
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25 1,165,000 1,172,517
6.05%, 3/1/25 360,000 360,668
1,533,185

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (43.7%) (cont’d)
Electronic Equipment, Instruments & Components (1.0%)
Arrow Electronics, Inc.
5.15%, 8/21/29(d) $ 407,000 $ 405,503
Vontier Corp.
1.80%, 4/1/26 1,796,000 1,723,898
2,129,401
Entertainment (1.3%)
Warnermedia Holdings, Inc.
3.76%, 3/15/27 1,953,000 1,881,915
6.41%, 3/15/26(d) 775,000 775,317
2,657,232
Financial Services (2.6%)
Enact Holdings, Inc.
6.25%, 5/28/29 1,354,000 1,380,622
Essent Group Ltd.
6.25%, 7/1/29(d) 654,000 668,094
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(a) 938,000 913,976
Radian Group, Inc.
4.88%, 3/15/27(d) 1,107,000 1,099,905
Synchrony Bank
5.40%, 8/22/25 1,506,000 1,508,282
5,570,879
Gas Utilities (0.2%)
Ferrellgas LP
5.38%, 4/1/26(a) 444,000 439,648
Ground Transportation (0.4%)
Ashtead Capital, Inc.
4.00%, 5/1/28(a) 608,000 584,436
4.25%, 11/1/29(a) 350,000 332,043
916,479
Health Care Providers & Services (1.3%)
Centene Corp.
4.25%, 12/15/27 1,449,000 1,404,731
HCA, Inc.
5.88%, 2/15/26 1,270,000 1,276,818
2,681,549
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
5.90%, 6/1/27(d) 584,000 592,614
Insurance (2.7%)
American National Group, Inc.
5.75%, 10/1/29(d) 499,000 499,955
Athene Global Funding
4.86%, 8/27/26(a) 822,000 821,576
5.52%, 3/25/27(a) 1,170,000 1,184,114
5.62%, 5/8/26(a) 941,000 949,975
Corebridge Global Funding
4.65%, 8/20/27(a)(d) 870,000 867,327
Global Atlantic Fin Co.
4.40%, 10/15/29(a) 1,344,000 1,274,747
5,597,694
Face
Amount Value
IT Services (0.3%)
Kyndryl Holdings, Inc.
3.15%, 10/15/31 $ 786,000 $ 681,793
Media (1.3%)
Charter Communications Operating LLC
4.91%, 7/23/25 479,000 478,598
6.10%, 6/1/29 1,590,000 1,621,356
Videotron Ltd.
3.63%, 6/15/29(a) 709,000 660,700
2,760,654
Multi-Utilities (0.7%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(b) 1,359,000 1,366,644
Oil, Gas & Consumable Fuels (1.0%)
Columbia Pipelines Holding Co. LLC
6.04%, 8/15/28(a) 846,000 866,530
Energy Transfer LP
5.25%, 7/1/29 696,000 699,765
TerraForm Power Operating LLC
5.00%, 1/31/28(a) 529,000 510,087
2,076,382
Passenger Airlines (1.2%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a)(d) 506,000 493,392
5.31%, 10/20/31(a)(d) 220,000 214,936
American Airlines, Inc.
5.50%, 4/20/26(a) 629,250 627,713
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 1,222,000 1,206,026
2,542,067
Professional Services (0.7%)
Concentrix Corp.
6.60%, 8/2/28(d) 861,000 882,598
6.65%, 8/2/26 600,000 610,716
1,493,314
Specialized REITs (0.7%)
EPR Properties
3.75%, 8/15/29 301,000 279,251
4.50%, 4/1/25 - 6/1/27 300,000 297,638
4.95%, 4/15/28 851,000 837,373
1,414,262
Specialty Retail (0.3%)
Lithia Motors, Inc.
3.88%, 6/1/29(a) 775,000 708,946
Technology Hardware, Storage & Peripherals (0.2%)
Seagate HDD Cayman
9.63%, 12/1/32 425,000 479,529
Tobacco (0.5%)
Imperial Brands Finance plc
5.50%, 2/1/30(a) 1,000,000 1,011,057

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (43.7%) (cont’d)
Transportation Infrastructure (0.3%)
Seaspan Corp.
5.50%, 8/1/29(a) $ 576,000 $ 538,484
91,994,817
Sovereign ( 0 .3% )
Petroleos Mexicanos
6.50%, 3/13/27 662,000 640,543
U.S. Government and Agency Securities ( 9 .9% )
U.S. Treasury Notes
4.13%, 3/31/29 3,807,000 3,770,465
4.50%, 5/31/29 4,540,000 4,562,758
4.63%, 6/30/26(d) 12,338,700 12,406,704
20,739,927
Total Fixed Income Securities
(Cost $202,803,033)
202,072,890
–
Shares
Investment Companies ( 3 .2% )
Eaton Vance Floating-Rate ETF(d)(e) 104,524 5,264,351
Eaton Vance Ultra-Short Income
ETF(d)(e) 27,000 1,368,630
Total Investment Companies
(Cost $6,648,396)
6,632,981
Short-Term Investments ( 11 .4% )
Investment Company ( 4 .7% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(f)
(Cost $9,858,550)
9,858,550 9,858,550
Security held as Collateral on Loaned Securities ( 6 .0% )
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(f)
(Cost $12,707,884)
12,707,884 12,707,884
Face
Amount
U.S. Government and Agency Security ( 0 .7% )
U.S. Treasury Bill
5.09%, 1/16/25
(Cost $1,526,622)
$ 1,530,000 1,527,483
Total Short-Term Investments
(Cost $24,093,056)
24,093,917
Total Investments (110.6%)
(Cost $233,544,485) (g) 232,799,788
Liabilities in Excess of Other Assets (-10.6%)
(22,254,282)
Net Assets (100.0%) $210,545,506
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(c) Floating or variable rate securities: The rates disclosed are as of
December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $24,711,842 and $25,361,459, respectively. The Fund
received cash collateral of $12,707,884, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of $12,653,575 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) For the period ended December 31, 2024, the cost of purchases of Eaton Vance Floating-Rate ETF and Eaton Vance Ultra-Short
Income ETF, which may be deemed affiliates of the Adviser under the Investment Company Act of 1940, were $1,042,727 and
$355,740, respectively. For the period ended December 31, 2024, management fees related Fund's investments in Eaton Vance Floating-
Rate ETF and Eaton Vance Ultra-Short Income ETF were reduced by
$6,855 and $537, respectively.
(f) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $1,922 relating to the
Fund’s investment in the Liquidity Fund.
(g) At December 31, 2024, the aggregate cost for federal income tax purposes is $233,544,485. The aggregate gross unrealized appreciation is $1,349,751 and the aggregate gross unrealized depreciation is $2,094,448, resulting in net unrealized depreciation of $744,697.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA To Be Announced; Security is subject to delayed delivery

Morgan Stanley ETF Trust
Eaton Vance Short Duration Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at December 31, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 373 Mar-25 $ 74,600,000 $ 76,692,297 $ (768)
Short:
U.S. Treasury 5 Year Notes 90 Mar-25 (9,000,000) (9,567,422) 51,386
U.S. Treasury 10 Year Notes 105 Mar-25 (10,500,000) (11,418,750) 99,175
U.S. Treasury 10 Year Ultra Bonds 27 Mar-25 (2,700,000) (3,005,438) 37,975
$ 187,768

Portfolio Composition*
Classification
Percentage of Total
Investments
Other** 26 .3%
Asset-Backed Securities 23 .4
Banks 13 .5
Commercial Mortgage-Backed Securities 11 .8
U.S. Government and Agency Securities 9 .4
Capital Markets 5 .3
Short-Term Investments 5 .2
Collateralized Mortgage Obligations — Agency
Collateral Series 5 .1
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 100,683,907 and net unrealized appreciation of $ 187,768 .

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (90.7%)
Municipal Bonds ( 90 .7% )
Alabama ( 1 .3% )
Black Belt Energy Gas District,
Series 2023 D-1
5.50%, 6/1/49(a) $ 2,450,000 $ 2,590,399
Arizona ( 1 .0% )
Chandler Industrial Development Authority,
Intel Corp.
Series 2007 (AMT)
4.10%, 12/1/37(a) 2,000,000 1,998,581
California ( 5 .1% )
California Community Choice Financing Authority,
Series 2023 F
5.50%, 10/1/54(a) 995,000 1,083,320
California Health Facilities Financing Authority,
Adventist Health System/West Obligated Group
Series 2024 A
5.00%, 12/1/28 1,000,000 1,064,702
California Municipal Finance Authority,
United Airlines, Inc.
Series 2019 (AMT)
4.00%, 7/15/29 2,000,000 1,970,650
View at San Bruno LP
Series 2024 A-1
5.00%, 6/1/56(a) 2,500,000 2,633,491
California Pollution Control Financing Authority,
Waste Management, Inc.
Series 2003 A (AMT)
4.25%, 11/1/38(a) 1,000,000 1,011,024
California State Public Works Board,
Series 2023 C
5.00%, 9/1/27 1,600,000 1,687,756
State of California Department of General Services
Series 2024 B
5.00%, 4/1/26 1,000,000 1,006,479
10,457,422
Colorado ( 6 .5% )
Board of Governors of Colorado State University System,
Series 2023 A-2
4.38%, 3/1/48(a) 1,000,000 1,041,421
City of Lone Tree CO,
Series 2024
5.00%, 12/1/26 1,095,000 1,133,237
Colorado Health Facilities Authority,
AdventHealth Obligated Group
Series A-1
5.00%, 11/15/58(a) 2,000,000 2,130,992
CommonSpirit Health Obligated Group
Series 2019 B-2
5.00%, 8/1/49(a) 1,500,000 1,546,726
Colorado Science and Technology Park Metropolitan District No. 1,
Series 2024 A
5.00%, 12/1/27 360,000 377,929
Series 2024 A
5.00%, 12/1/28 400,000 426,106
Face
Amount Value
E-470 Public Highway Authority,
Series 2000 B
0.00%, 9/1/25 $ 2,000,000 $ 1,956,358
Series 2024 B
3.74%, 9/1/39(a) 1,000,000 999,679
Lambertson Farms Metropolitan District No. 1,
Series 2024 A
5.00%, 12/15/26 1,220,000 1,252,555
University of Colorado Hospital Authority,
Series 2024 B
5.00%, 11/15/31 2,000,000 2,219,794
13,084,797
Connecticut ( 4 .8% )
City of Danbury CT,
Series B
5.00%, 2/24/25(b) 2,600,000 2,605,784
Connecticut State Health & Educational Facilities Authority,
Fairfield University
Series S
5.00%, 7/1/26 1,000,000 1,026,750
Yale-New Haven Health Obligated Group
Series 2024 A
5.00%, 7/1/26 875,000 899,570
Metropolitan District (The),
Series 2016C
5.00%, 11/1/31 2,500,000 2,574,498
State of Connecticut CT,
Special Tax
Series 2023 A
5.00%, 7/1/25 2,400,000 2,423,067
9,529,669
District of Columbia ( 0 .5% )
District of Columbia,
Children's National Medical Center Obligated Group
Series 2015
5.00%, 7/15/26 1,000,000 1,017,536
Florida ( 1 .0% )
County of Broward FL,
Airport System
Series A (AMT)
5.00%, 10/1/29 2,000,000 2,016,813
Georgia ( 3 .6% )
Development Authority of Burke County (The),
Georgia Power Co.
Series 2012-2
3.30%, 12/1/49(a) 750,000 744,942
Series 2013-1
3.38%, 11/1/53(a) 500,000 500,297
Main Street Natural Gas, Inc.,
Series 2021 A
4.00%, 7/1/52(a) 2,500,000 2,518,387
Series 2023 D
5.00%, 5/1/54(a) 1,500,000 1,573,621
Municipal Electric Authority of Georgia,
Series 2024 A
5.00%, 1/1/26 1,000,000 1,017,088

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (90.7%) (cont’d)
Georgia (3.6%) (cont’d)
Warner Robins Housing Authority Resident Council Corp.,
Arbours at Wellston LLC
Series 2024
5.00%, 2/1/29(a) $ 1,000,000 $ 1,041,604
7,395,939
Hawaii ( 0 .7% )
Hawaii Housing Finance & Development Corp.,
Hale Moiliili LP
Series 2024
3.30%, 12/1/29(a) 1,500,000 1,487,844
Illinois ( 14 .2% )
Chicago Board of Education,
Series 2017 D
5.00%, 12/1/25 1,200,000 1,206,762
Chicago Midway International Airport,
Series 2023 B
5.00%, 1/1/26 1,000,000 1,018,470
Chicago O'Hare International Airport,
Series 2024 F
5.00%, 1/1/28 1,260,000 1,329,146
City of Chicago IL,
Series 2020 A
5.00%, 1/1/27 2,000,000 2,048,265
City of Springfield IL,
Electric
Series 2024
5.00%, 3/1/30 2,500,000 2,703,176
Cook County School District No. 87,
Berkeley
Series 2021
5.00%, 12/1/27 1,000,000 1,053,920
Illinois Finance Authority,
Series 2020
3.88%, 5/1/40(a) 1,500,000 1,490,069
Ascension Health Credit Group
Series 2016 C
5.00%, 2/15/26 1,925,000 1,964,765
OSF Healthcare System Obligated Group
Series 2020 B-2
5.00%, 5/15/50(a) 2,500,000 2,542,356
Metropolitan Pier & Exposition Authority,
State of Illinois McCormick Place Expansion Project Fund
Series 2023 A
5.00%, 12/15/28 1,000,000 1,041,231
Series 2024 A
5.00%, 6/15/29 1,535,000 1,597,934
Sales Tax Securitization Corp.,
Series 2020 AA
5.00%, 1/1/26 1,875,000 1,909,075
Series 2020 A
5.00%, 1/1/27 1,290,000 1,333,088
State of Illinois IL,
Series 2017 D
5.00%, 11/1/28 2,500,000 2,608,071
Face
Amount Value
Sales Tax
Series 2021 A
4.00%, 6/15/25 $ 1,750,000 $ 1,752,791
Series 2021 C
5.00%, 6/15/28 2,770,000 2,934,613
28,533,732
Indiana ( 1 .8% )
City of Whiting IN,
BP Products North America, Inc.
Series 2019 A (AMT)
5.00%, 12/1/44(a) 2,500,000 2,533,179
Indiana Housing & Community Development Authority,
Triple P Apartments LP
Series 2023
4.10%, 9/1/28(a) 1,000,000 1,002,551
3,535,730
Iowa ( 0 .5% )
Iowa Finance Authority,
Gevo NW Iowa RNG LLC
Series 2021 (AMT)
3.88%, 1/1/42(a) 1,000,000 1,001,154
Kentucky ( 0 .8% )
University of Kentucky,
Series 2014 D
3.00%, 10/1/25 1,600,000 1,595,985
Louisiana ( 0 .7% )
Parish of St John the Baptist,
Marathon Oil Corp.
Series 2017 C
3.30%, 6/1/37(a) 1,340,000 1,319,945
Massachusetts ( 0 .8% )
City of Quincy MA,
Series 2024
5.00%, 7/25/25 1,000,000 1,009,902
Massachusetts Educational Financing Authority,
Series 2024 B (AMT)
5.00%, 7/1/29 575,000 598,313
1,608,215
Michigan ( 4 .1% )
Detroit Downtown Development Authority,
Catalyst Development Area
Series 2024
5.00%, 7/1/28 1,000,000 1,056,779
Series 2024
5.00%, 7/1/29 1,000,000 1,068,106
Michigan Finance Authority,
Series 2024 A-1
5.00%, 7/21/25 1,500,000 1,512,887
Saginaw Valley State University,
Series 2016 A
5.00%, 7/1/30 1,750,000 1,788,629

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (90.7%) (cont’d)
Michigan (4.1%) (cont’d)
Wayne County Airport Authority,
Detroit Metropolitan Wayne County Airport
Series F (AMT)
5.00%, 12/1/31 $ 2,500,000 $ 2,520,210
7,946,611
Minnesota ( 0 .8% )
Minnesota Rural Water Finance Authority, Inc.,
Series 2023
4.38%, 4/1/25 1,500,000 1,499,282
Missouri ( 1 .9% )
Health & Educational Facilities Authority of the State of Missouri,
BJC Healthcare Obligated Group
Series 2021 A
4.00%, 7/1/26 1,100,000 1,113,300
St Luke's Health System Obligated Group
Series 2016
5.00%, 11/15/28 1,300,000 1,331,072
Missouri Joint Municipal Electric Utility Commission,
Series 2023
5.00%, 1/1/26 1,345,000 1,368,514
3,812,886
New Hampshire ( 0 .5% )
New Hampshire Health and Education Facilities Authority Act,
University System of New Hampshire
Series 2017 A
5.00%, 7/1/30 1,035,000 1,078,255
New Jersey ( 3 .4% )
Bergen County Improvement Authority (The),
Series 2024
4.00%, 10/16/25 1,000,000 1,006,671
Series 2024
4.50%, 5/28/25 1,000,000 1,004,772
Casino Reinvestment Development Authority, Inc.,
Series 2024 A
5.00%, 11/1/30 750,000 816,985
Series 2024 A
5.00%, 11/1/31 1,000,000 1,099,764
Hudson County Improvement Authority,
Series 2024 B-1
4.50%, 7/11/25 1,000,000 1,006,327
New Jersey Economic Development Authority,
New Jersey-American Water Co., Inc.
Series 2020 D (AMT)
1.10%, 11/1/29(a) 2,000,000 1,787,956
6,722,475
New Mexico ( 0 .2% )
New Mexico Mortgage Finance Authority,
JLG NM SAF 2023 LLLP
Series 2023
5.00%, 2/1/42(a) 325,000 325,393
New York ( 8 .9% )
City of New York NY,
Series C
5.00%, 8/1/30 2,000,000 2,037,223
Face
Amount Value
Long Island Power Authority,
Series 2022 B
5.00%, 9/1/52(a) $ 2,000,000 $ 2,069,125
New York City Housing Development Corp.,
Series 2024 F-2
3.40%, 11/1/64(a) 2,000,000 1,967,460
8 Spruce NY Owner LLC
Series 2024 D
4.00%, 12/15/31 1,000,000 1,015,806
New York City Industrial Development Agency,
Yankee Stadium LLC
Series 2020 A
4.00%, 3/1/31 1,265,000 1,299,478
New York City Transitional Finance Authority,
Future Tax Secured
Series 2024 C
5.00%, 5/1/25 500,000 503,139
New York State Dormitory Authority,
Montefiore Obligated Group
Series 2024
5.00%, 11/1/26 375,000 384,259
State of New York Personal Income Tax
Series 2016 D
5.00%, 2/15/25 1,300,000 1,302,861
White Plains Hospital Obligated Group
Series 2024
5.00%, 10/1/31 200,000 215,140
New York State Housing Finance Agency,
State of New York Personal Income Tax
Series 2024 A-2
3.35%, 6/15/54(a) 750,000 746,763
Series 2024 B-2
3.35%, 12/15/54(a) 1,650,000 1,642,294
West 38th Street LLC
Series 2014 A
3.57%, 5/1/42(a) 1,500,000 1,488,905
Port Authority of New York & New Jersey,
Series 242 (AMT)
5.00%, 12/1/26 1,500,000 1,538,034
Series 242 (AMT)
5.00%, 12/1/27 1,500,000 1,564,689
17,775,176
North Carolina ( 1 .4% )
North Carolina Housing Finance Agency,
Series 55 C
3.20%, 7/1/56(a) 1,015,000 1,010,156
North Carolina Municipal Power Agency No. 1,
Series A
5.00%, 1/1/27 530,000 538,355
North Carolina Turnpike Authority,
Series 2017
5.00%, 1/1/29 1,090,000 1,125,153
2,673,664
Ohio ( 1 .8% )
City of Hamilton OH,
Series 2024
4.00%, 12/17/25 835,000 840,037

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (90.7%) (cont’d)
Ohio (1.8%) (cont’d)
County of Franklin,
Trinity Health Corp. Obligated Group
Series 2013 OH
3.55%, 12/1/46(a) $ 500,000 $ 500,327
County of Montgomery OH,
Kettering Health Network Obligated Group
Series 2021
5.00%, 8/1/26 1,050,000 1,077,236
State of Ohio OH,
Republic Services, Inc.
Series 2010
3.70%, 11/1/35(a) 1,250,000 1,249,823
3,667,423
Pennsylvania ( 6 .1% )
Allegheny County Hospital Development Authority,
UPMC Obligated Group
Series 2017 D-2
4.32%, 11/15/47(a) 2,000,000 1,983,447
Clairton Municipal Authority,
Series 2024 B
5.00%, 12/1/27 1,450,000 1,499,098
Pennsylvania Economic Development Financing Authority,
UPMC Obligated Group
Series 2014 A
5.00%, 2/1/25 750,000 750,889
Waste Management Obligated Group
Series 2011 (AMT)
4.25%, 7/1/41(a) 1,000,000 1,003,525
Pennsylvania Turnpike Commission,
Series 2016 B
5.00%, 6/1/29 1,000,000 1,022,159
Pennsylvania Turnpike Commission Registration Fee,
Series 2023
4.45%, 7/15/41(a) 2,000,000 1,997,027
Redevelopment Authority of the City of Philadelphia,
Series A
5.00%, 4/15/27 2,000,000 2,010,181
School District of Philadelphia (The),
Series 2019 A
5.00%, 9/1/28 1,000,000 1,058,822
State Public School Building Authority,
School District of Philadelphia (The)
Series 2006 B
5.00%, 6/1/29 1,000,000 1,070,777
12,395,925
Puerto Rico ( 1 .1% )
Commonwealth of Puerto Rico,
Series 2022 A-1
5.63%, 7/1/27 2,198,000 2,278,678
South Carolina ( 1 .4% )
South Carolina Jobs-Economic Development Authority,
Novant Health Obligated Group
Series 2024 A
5.00%, 11/1/31 2,500,000 2,773,565
Face
Amount Value
Tennessee ( 0 .4% )
Shelby County Health Educational & Housing Facilities Board,
Baptist Memorial Health Care Obligated Group
Series 2024 B
5.00%, 9/1/49(a) $ 750,000 $ 790,457
Texas ( 9 .8% )
City of San Antonio TX,
Series 2023
5.64%, 2/1/26 1,500,000 1,500,966
Clifton Higher Education Finance Corp.,
IDEA Public Schools
Series 2019
4.00%, 8/15/31 1,450,000 1,480,741
Cypress-Fairbanks Independent School District,
Series 2023 A
5.00%, 2/15/26 1,000,000 1,021,435
Dallas Fort Worth International Airport,
Series 2023 B
5.00%, 11/1/25 1,250,000 1,269,719
Series 2023 C (AMT)
5.00%, 11/1/27 1,250,000 1,297,910
El Paso County Hospital District,
Series 2024
5.00%, 8/15/30 1,400,000 1,520,342
Harris County Cultural Education Facilities Finance Corp.,
Memorial Hermann Health System Obligated Group
Series 2022 A
5.00%, 7/1/29 880,000 946,401
Texas Children's Hospital Obligated Group
Series 2015-1
5.00%, 10/1/28 2,610,000 2,645,094
Leander Independent School District,
Series 2016
0.00%, 8/16/25 2,500,000 2,447,094
New Caney Independent School District,
Series 2018
4.00%, 2/15/50(a) 600,000 610,186
North Texas Tollway Authority,
Tollway System
Series 2023 A
5.00%, 1/1/27 1,000,000 1,037,723
Tarrant County Cultural Education Facilities Finance Corp.,
CHRISTUS Health Obligated Group
Series 2024 B
5.00%, 7/1/30 1,500,000 1,631,249
Texas Municipal Gas Acquisition and Supply Corp. II,
Series 2012 C
3.74%, 9/15/27(a) 1,240,000 1,241,201
Texas Water Development Board,
State Water Implementation Revenue Fund for Texas
Series 2023 A
5.00%, 10/15/25 1,000,000 1,015,278
19,665,339
Virginia ( 1 .5% )
City of Bristol VA,
Series 2023
5.00%, 9/1/27 1,000,000 1,010,592

Morgan Stanley ETF Trust
Eaton Vance Short Duration Municipal Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Municipal Bonds (90.7%) (cont’d)
Virginia (1.5%) (cont’d)
Virginia Housing Development Authority,
Series 2023 E
4.10%, 10/1/27 $ 2,000,000 $ 2,000,721
3,011,313
Washington ( 2 .1% )
Energy Northwest,
Bonneville Power Administration
Series 2020A
5.00%, 7/1/31 1,040,000 1,146,271
Port of Seattle,
Series C (AMT)
5.00%, 4/1/31 2,000,000 2,001,237
Washington State Housing Finance Commission,
Ardea Twg LLLP
Series 2023
5.00%, 12/1/43(a) 1,000,000 1,020,730
4,168,238
Wisconsin ( 2 .0% )
University of Wisconsin Hospitals & Clinics,
Series 2024 B
5.00%, 4/1/54(a) 2,000,000 2,191,381
Wisconsin Housing & Economic Development Authority,
Housing
Series 2024 B
3.75%, 11/1/55(a) 1,350,000 1,343,301
Wisconsin Housing & Economic Development Authority Housing,
Series 2023 E
3.88%, 11/1/54(a) 500,000 501,398
4,036,080
Total Fixed Income Securities
(Cost $181,349,787)
181,794,521
–
Shares
Short-Term Investments ( 7 .0% )
Investment Company ( 3 .6% )
BlackRock Liquidity Funds - MuniCash
- Institutional Shares  3.42%
(Cost $7,193,325)
7,192,606 7,193,325
Face
Amount
Municipal Bonds ( 3 .4% )
New York ( 1 .3% )
City of New York NY,
Series 2014 I-2
4.05%, 3/1/40(a) $ 500,000 500,000
New York City Municipal Water Finance Authority,
Water & Sewer System
Series 2023 CC
3.85%, 6/15/53(a) 2,000,000 2,000,000
2,500,000
Face
Amount Value
Texas ( 1 .6% )
Gulf Coast Industrial Development Authority,
Exxon Mobil Corp.
Series 2012
4.05%, 11/1/41(a) $ 3,300,000 $ 3,300,000
Wisconsin ( 0 .5% )
University of Wisconsin Hospitals & Clinics Authority,
Series 2024 C
3.80%, 4/1/54(a) 1,000,000 1,000,000
Total Municipal Bonds
(Cost $6,800,000)
6,800,000
Total Short-Term Investments
(Cost $13,993,325)
13,993,325
Total Investments (97.7%)
(Cost $195,343,112) (c) 195,787,846
Other Assets in Excess of Liabilities (2.3%)
4,592,780
Net Assets (100.0%) $200,380,626
(a) Floating or variable rate securities: The rates disclosed are as of
December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c) At December 31, 2024, the aggregate cost for federal income tax purposes is $195,343,112. The aggregate gross unrealized appreciation is $876,545 and the aggregate gross unrealized
depreciation is $431,811, resulting in net unrealized appreciation of
$444,734.
AGM Insured by Assured Guaranty Municipal Corp.
AMT Alternative Minimum Tax
CME Chicago Mercantile Exchange
NATL Insured by National Public Finance Guarantee Corp.

Summary of Investments by State
Classification
Percentage of Total
Investments
Other* 45 .1%
Illinois 14 .6
Texas 11 .7
New York 10 .3
Colorado 6 .7
Pennsylvania 6 .3
California 5 .3
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (107.2%)
Asset-Backed Securities ( 10 .1% )
AASET US Ltd.,
2018-2A
4.45%, 11/18/38(a) $ 914,628 $ 896,708
ACHV ABS Trust,
2023-3PL
7.17%, 8/19/30(a) 3,534 3,538
2024-3AL
5.45%, 12/26/31(a) 2,767,000 2,772,528
2024-3AL
5.68%, 12/26/31(a) 1,210,000 1,213,016
2024-3AL
6.75%, 12/26/31(a) 1,750,000 1,760,752
Ally Bank Auto Credit-Linked Notes,
2024-B
5.12%, 9/15/32(a) 1,545,676 1,547,727
American Homes 4 Rent Trust,
2015-SFR2
6.07%, 10/17/52(a) 1,001,000 1,003,305
Aqua Finance Trust,
2019-A
3.47%, 7/16/40(a) 508,841 493,720
Ballyrock CLO 15 Ltd.,
2021-1A
CME Term SOFR 3 Month + 2.85%,
0.00%, 1/15/38(a)(b) 1,000,000 1,003,750
Barings CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.60%,
9.26%, 7/15/37(a)(b) 1,000,000 1,013,957
BCMSC Trust,
1998-C
7.51%, 1/15/29(b) 791,994 776,501
Blackbird Capital II Aircraft Lease Ltd.,
2021-1A
2.44%, 7/15/46(a) 1,094,624 1,000,529
CFMT LLC,
2022-HB9
3.25%, 9/25/37(a)(b) 1,840,000 1,650,395
Cloud Capital Holdco LP,
2024-1A
5.78%, 11/22/49(a) 4,500,000 4,492,114
Cologix Data Centers US Issuer LLC,
2021-1A
3.30%, 12/26/51(a) 2,125,000 2,018,783
Conn's Receivables Funding LLC,
2023-A
10.00%, 1/17/28(a) 204,899 205,720
ContiMortgage Home Equity Loan Trust,
1995-2
8.10%, 8/15/25 17,335 15,725
DB Master Finance LLC,
2017-1A
4.03%, 11/20/47(a) 2,558,780 2,485,694
2021-1A
2.05%, 11/20/51(a) 2,054,460 1,946,485
Face
Amount Value
Dell Equipment Finance Trust,
2023-3
5.93%, 4/23/29(a) $ 675,000 $ 684,204
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 3,186,028 3,159,951
2019-2A
3.98%, 10/20/49(a) 2,317,684 2,264,373
ELFI Graduate Loan Program LLC,
2022-A
4.51%, 8/26/47(a) 1,212,090 1,163,561
Elmwood CLO 32 Ltd.,
2024-8A
CME Term SOFR 3 Month + 2.85%,
7.65%, 10/18/37(a)(b) 1,000,000 1,016,747
Falcon Aerospace Ltd.,
2019-1
3.60%, 9/15/39(a) 1,087,501 1,028,424
FirstKey Homes Trust,
2021-SFR2
3.41%, 9/17/38(a) 1,000,000 929,588
2021-SFR3
3.98%, 12/17/38(a) 1,000,000 927,093
FMC GMSR Issuer Trust,
2022-GT2
7.90%, 7/25/27(a) 2,675,000 2,713,444
FMC Issuer Trust-FMSR,
2024-FT1
6.56%, 9/25/29(a) 2,810,000 2,791,666
FOCUS Brands Funding LLC,
2017-1A
5.09%, 4/30/47(a) 1,938,800 1,912,401
FortiFi,
2023-1A
6.23%, 9/20/59(a) 2,613,757 2,573,708
GCI Funding I LLC,
2020-1
2.82%, 10/18/45(a) 535,767 494,887
Goddard Funding LLC,
2024-1A
6.83%, 10/30/54(a) 1,509,000 1,515,974
Golub Capital Partners ABS Funding Ltd.,
2020-1A
3.21%, 1/22/29(a) 1,280,606 1,258,198
2021-1A
2.77%, 4/20/29(a) 680,638 671,511
Goodgreen Trust,
2020-1A
5.53%, 4/15/55(a) 1,438,770 1,170,181
2021-1A
5.74%, 10/15/56(a) 2,043,062 1,673,423
Harvest US CLO Ltd.,
2024-2A
CME Term SOFR 3 Month + 3.25%,
8.06%, 10/15/37(a)(b) 1,500,000 1,524,010
Horizon Aircraft Finance IV Ltd.,
2024-1
5.38%, 9/15/49(a) 1,975,000 1,918,664

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (10.1%) (cont’d)
Jersey Mike's Funding LLC,
2019-1A
4.43%, 2/15/50(a) $ 1,907,585 $ 1,885,408
JOL Air Ltd.,
2019-1
4.95%, 4/15/44(a) 181,521 177,099
Loanpal Solar Loan Ltd.,
2021-1GS
2.29%, 1/20/48(a) 882,084 698,142
Lunar Aircraft Ltd.,
2020-1A
3.38%, 2/15/45(a) 250,661 241,599
MACH 1 Cayman Ltd.,
2019-1
3.47%, 10/15/39(a) 555,718 534,161
Madison Park Funding LV Ltd.,
2022-55A
CME Term SOFR 3 Month + 3.15%,
7.78%, 7/18/37(a)(b) 1,500,000 1,521,048
Magnetite XXII Ltd.,
2019-22A
CME Term SOFR 3 Month + 4.15%,
8.81%, 7/15/36(a)(b) 500,000 501,518
2019-22A
CME Term SOFR 3 Month + 2.90%,
7.56%, 7/15/36(a)(b) 1,500,000 1,514,329
MAPS Ltd.,
2018-1A
4.21%, 5/15/43(a) 95,777 95,174
Marlette Funding Trust,
2023-3A
6.71%, 9/15/33(a) 2,036,822 2,047,334
Mosaic Solar Loan Trust,
2020-1A
2.10%, 4/20/46(a) 412,971 358,715
Navigator Aviation Ltd.,
2024-1
5.40%, 8/15/49(a) 2,003,143 1,959,719
Neighborly Issuer LLC,
2021-1A
3.58%, 4/30/51(a) 3,609,100 3,331,074
Newtek Small Business Loan Trust,
2023-1
US Prime Rate - 0.50%,
7.00%, 7/25/50(a)(b) 771,683 780,317
NRM FNT1 Excess LLC,
2024-FNT1
7.40%, 11/25/31(a) 2,715,267 2,733,822
Oaktree CLO Ltd.,
2019-4A
CME Term SOFR 3 Month + 4.70%,
9.32%, 7/20/37(a)(b) 1,000,000 1,006,985
Oportun Funding Trust,
2024-3
5.48%, 8/15/29(a) 1,020,000 1,020,493
Face
Amount Value
Oportun Issuance Trust,
2021-C
2.18%, 10/8/31(a) $ 1,814,420 $ 1,760,321
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 1,825,473 1,831,668
Planet Fitness Master Issuer LLC,
2024-1A
5.77%, 6/5/54(a) 2,067,818 2,079,973
PMC PLS ESR Issuer LLC,
2022-PLS1
5.11%, 2/25/27(a)(c) 1,067,443 1,064,568
PMT Issuer Trust-FMSR,
2021-FT1
CME Term SOFR 1 Month + 3.11%,
7.45%, 3/25/26(a)(b) 3,900,000 3,918,649
Progress Residential,
2021-SFR4
2.31%, 5/17/38(a) 650,000 630,433
PRPM LLC,
2022-3
5.56%, 6/25/27(a)(c) 1,834,296 1,832,828
ReadyCap Lending Small Business Loan Trust,
2019-2
US Prime Rate - 0.50%,
7.00%, 12/27/44(a)(b) 138,814 138,548
Retained Vantage Data Centers Issuer LLC,
2023-1A
5.00%, 9/15/48(a) 1,423,000 1,401,595
ServiceMaster Funding LLC,
2020-1
2.84%, 1/30/51(a) 1,456,873 1,329,640
2021-1
2.87%, 7/30/51(a) 2,673,687 2,405,314
SERVPRO Master Issuer LLC,
2024-1A
6.17%, 1/25/54(a) 625,275 628,386
Sixth Street CLO XV Ltd.,
2020-15A
CME Term SOFR 3 Month + 3.15%,
7.98%, 10/24/37(a)(b) 750,000 760,909
Stanwich Mortgage Loan Co. LLC,
2021-NPB1
6.23%, 10/16/26(a)(c) 143,169 143,593
STAR Trust,
2021-SFR1
CME Term SOFR 1 Month + 3.31%,
7.70%, 4/17/38(a)(b) 800,000 779,814
2024-SFR4
CME Term SOFR 1 Month + 2.95%,
7.33%, 10/17/41(a)(b) 3,095,000 3,101,179
Start II Ltd.,
2019-1
4.09%, 3/15/44(a) 215,372 211,982
Start Ltd.,
2018-1
4.09%, 5/15/43(a) 1,768,823 1,722,687

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (10.1%) (cont’d)
Subway Funding LLC,
2024-3A
5.25%, 7/30/54(a) $ 1,681,461 $ 1,641,021
2024-3A
5.57%, 7/30/54(a) 915,000 891,782
Sunbird Engine Finance LLC,
2020-1A
3.67%, 2/15/45(a) 712,643 686,412
Sunnova Hestia I Issuer LLC,
2023-GRID1
5.75%, 12/20/50(a) 460,276 466,622
Taco Bell Funding LLC,
2021-1A
1.95%, 8/25/51(a) 1,139,700 1,065,579
Wendy's Funding LLC,
2018-1A
3.88%, 3/15/48(a) 1,859,695 1,784,670
2019-1A
3.78%, 6/15/49(a) 1,022,517 999,611
Willis Engine Structured Trust VII,
2023-A
8.00%, 10/15/48(a) 638,832 661,998
112,039,674
Collateralized Mortgage Obligations — Agency Collateral Series  ( 27 .2% )
FHLMC Gold Pool, 30 Year
4.00%, 6/1/44 - 1/1/48 261,159 244,307
6.00%, 10/1/36 - 8/1/38 31,905 33,171
6.50%, 12/1/25 - 8/1/33 38,091 39,578
7.00%, 2/1/29 - 11/1/31 6,046 6,293
FHLMC Gold Pool, Other
3.50%, 4/1/49 - 8/1/49 161,682 143,453
4.00%, 10/1/49 - 11/1/49 119,955 109,526
5.41%, 8/1/37 1,901 1,911
5.44%, 1/1/37 - 2/1/38 35,949 34,222
5.46%, 8/1/37 - 1/1/38 25,045 23,797
5.50%, 8/1/37 - 11/1/37 36,419 35,121
5.62%, 12/1/36 - 8/1/37 34,660 33,474
FNMA, 30 Year
3.50%, 2/1/48 - 5/1/48 803,189 719,633
5.62%, 12/1/36 15,619 15,018
FNMA, Other
3.50%, 1/1/48 - 1/1/50 1,004,964 892,758
4.00%, 8/1/49 - 9/1/49 361,615 330,178
4.50%, 3/1/49 - 8/1/49 357,931 336,610
FNMA, REMIC
5.50%, 5/1/54 - 9/1/54 12,081,061 11,928,173
GNMA I, 30 Year
6.50%, 5/15/40 142,581 145,911
GNMA II, Other
4.50%, 5/20/49 - 7/20/49 125,745 118,406
GNMA II, Single Family, 30 Year
3.50%, 11/20/40 - 7/20/46 319,753 292,791
4.00%, 8/20/41 - 11/20/49 1,724,879 1,603,402
4.50%, 4/20/49 22,679 21,739
5.00%, 12/20/48 13,379 12,354
UMBS Pool, 30 Year
4.00%, 4/1/49 304,609 281,745
Face
Amount Value
4.50%, 2/1/49 $ 254,754 $ 242,903
UMBS, 30 Year
4.00%, 11/1/41 - 3/1/49 1,788,040 1,674,458
4.50%, 3/1/41 - 11/1/44 495,704 480,240
5.00%, 3/1/41 60,209 60,066
5.50%, 6/1/35 - 1/1/37 22,438 22,946
6.50%, 6/1/26 - 1/1/34 230,462 237,627
7.00%, 5/1/28 - 12/1/33 38,263 39,860
9.50%, 4/1/30 495 496
UMBS, Single Family, 30 Year
4.50%, 1/25/55, TBA 6,657,175 6,258,784
5.00%, 1/25/55, TBA 87,936,000 84,820,449
5.50%, 1/25/55, TBA 134,757,000 132,919,878
6.00%, 1/25/55, TBA 57,274,000 57,537,996
301,699,274
Commercial Mortgage-Backed Securities ( 10 .7% )
Adjustable Rate Mortgage Trust
5.60%, 6/25/35(b) 13,264 13,216
Ajax Mortgage Loan Trust
1.70%, 5/25/59(a)(c) 1,079,394 996,451
Alternative Loan Trust
CME Term SOFR 1 Month + 0.47%,
4.81%, 5/25/47(b) 60,498 55,755
BAHA Trust
7.07%, 12/10/41(a)(b) 2,330,000 2,392,498
BAMLL Trust
CME Term SOFR 1 Month + 2.35%,
6.75%, 8/15/39(a)(b) 1,359,000 1,370,831
Banc of America Alternative Loan Trust
CME Term SOFR 1 Month + 0.76%,
5.10%, 7/25/46(b) 80,759 63,616
6.36%, 10/25/36(c) 377,034 108,189
Banc of America Funding Trust
5.25%, 7/25/37 5,811 5,635
BANK
2.92%, 12/15/53(b) 4,200,000 2,328,192
IO
0.83%, 10/17/52(b) 13,704,584 425,974
BBCMS Mortgage Trust
IO
0.46%, 12/15/55(b) 18,319,783 610,397
Bear Stearns ARM Trust
5.20%, 2/25/34(b) 338,766 320,936
Benchmark Mortgage Trust
3.76%, 7/15/53(a) 2,000,000 1,965,228
IO
0.88%, 9/15/48(a)(b) 31,000,000 554,126
BF Mortgage Trust
CME Term SOFR 1 Month + 1.50%,
5.90%, 12/15/35(a)(b) 2,222,000 2,183,734
CME Term SOFR 1 Month + 2.00%,
6.40%, 12/15/35(a)(b) 2,500,000 2,324,104
BFLD Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.84%,
6.24%, 11/15/41(a)(b) 3,000,000 3,011,254
BPR Trust
CME Term SOFR 1 Month + 3.00%,
7.40%, 5/15/39(a)(b) 2,320,000 2,332,180

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (10.7%) (cont’d)
BRAVO Residential Funding Trust
2.00%, 5/25/59(a)(b) $ 1,180,668 $ 1,082,104
Brean Asset-Backed Securities Trust
1.40%, 10/25/63(a)(b) 1,960,434 1,777,205
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.14%,
7.54%, 6/15/27(a)(b) 5,100,000 5,146,387
CFMT LLC
3.75%, 4/25/25(a)(b) 2,650,000 2,594,335
ChaseFlex Trust
6.00%, 2/25/37 586,067 207,632
Citigroup Commercial Mortgage Trust
IO
0.71%, 11/10/48(b) 2,258,058 11,675
0.86%, 9/10/58(b) 3,985,415 18,809
COLT Trust
1.67%, 9/25/61(a)(b) 1,073,556 948,073
Commercial Mortgage Trust
3.40%, 8/15/57(a)(b) 1,400,000 1,260,214
Extended Stay America Trust
CME Term SOFR 1 Month + 2.36%,
6.76%, 7/15/38(a)(b) 3,690,513 3,706,544
FHLMC Seasoned Credit Risk Transfer Trust
3.00%, 9/25/55 854,165 730,946
3.00%, 8/25/57 609,005 519,224
3.00%, 3/25/58 836,382 712,117
4.25%, 8/25/59(a)(b) 2,700,000 2,553,393
4.25%, 11/25/60(a)(b) 750,000 705,455
4.75%, 10/25/58(b) 1,170,515 1,130,110
FHLMC, Multifamily Structured Pass-Through Certificates
IO REMIC
2.63%, 1/25/49(b) 17,200,000 2,243,798
2.63%, 1/25/49(b) 4,091,469 497,633
2.65%, 2/25/49(b) 9,522,157 1,224,125
2.74%, 8/25/48(b) 5,484,002 649,891
3.07%, 11/25/36(b) 4,400,000 1,054,297
3.21%, 5/25/32(b) 11,220,034 2,054,702
FHLMC, REMIC
SOFR30A + 1.43%,
6.00%, 12/25/54(b) 6,393,996 6,403,607
IO REMIC
SOFR30A + 5.89%,
1.29%, 11/15/43(b) 317,123 21,436
FNMA, REMIC
7.00%, 9/25/32 63,457 66,121
IO REMIC
8.00%, 9/18/27 10,492 672
FNMA, Strips
IO REMIC
6.50%, 9/25/29 13,588 1,225
6.50%, 9/25/29 5,523 471
6.50%, 9/25/29 8,786 698
6.50%, 12/25/29 12,868 1,091
6.50%, 12/25/29 5,452 458
6.50%, 12/25/29 7,986 674
6.50%, 12/25/29 10,084 806
8.50%, 10/25/25 78 1
Face
Amount Value
FREMF Mortgage Trust
SOFR30A + 5.36%,
10.03%, 7/25/26(a)(b) $ 44,850 $ 26,523
FS Commercial Mortgage Trust
7.07%, 11/10/39(a) 1,775,000 1,849,373
GNMA
IO REMIC
5.00%, 2/16/41 63,692 12,748
Great Wolf Trust
CME Term SOFR 1 Month + 1.54%,
5.94%, 3/15/39(a)(b) 1,370,000 1,374,147
GS Mortgage Securities Trust
IO
0.33%, 9/10/47(b) 455,361 202
1.19%, 10/10/48(b) 4,306,211 30,100
GWT
CME Term SOFR 1 Month + 1.69%,
6.09%, 5/15/41(a)(b) 3,613,000 3,640,098
Headlands Residential LLC
4.49%, 9/25/26(a)(b) 894,121 883,459
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.04%, 6/15/41(a)(b) 3,164,100 3,181,893
CME Term SOFR 1 Month + 2.54%,
6.94%, 6/15/41(a)(b) 810,000 816,074
HYT Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.34%,
6.74%, 9/15/41(a)(b) 1,028,000 1,032,170
J.P. Morgan Chase Commercial Mortgage Securities Trust
IO
0.57%, 12/15/49(b) 3,479,038 27,136
0.72%, 4/15/46(b) 6,956,250 25,875
J.P. Morgan Mortgage Trust
5.07%, 6/25/37(b) 43,679 35,099
JW Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.62%,
6.02%, 6/15/39(a)(b) 4,000,000 4,016,256
CME Term SOFR 1 Month + 1.94%,
6.34%, 6/15/39(a)(b) 885,000 888,319
Lehman Mortgage Trust
6.50%, 9/25/37 619,816 199,101
LHOME Mortgage Trust
7.02%, 1/25/29(a)(c) 3,290,000 3,329,623
8.00%, 6/25/28(a)(c) 751,000 760,530
MF1X
CME Term SOFR 1 Month + 2.82%,
7.22%, 12/15/34(a)(b) 4,350,000 4,275,559
MFT Mortgage Trust
3.28%, 8/10/40(a)(b) 1,000,000 660,590
Natixis Commercial Mortgage Securities Trust
4.32%, 1/15/43(a)(b) 800,000 676,622
NRTH Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.04%, 3/15/39(a)(b) 4,633,000 4,653,268
NYC Trust
CME Term SOFR 1 Month + 1.99%,
6.39%, 8/15/29(a)(b) 3,794,000 3,824,813

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (10.7%) (cont’d)
Olympic Tower Mortgage Trust
3.57%, 5/10/39(a) $ 2,900,000 $ 2,633,669
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.99%, 12/15/39(a)(b) 3,847,000 3,861,424
CME Term SOFR 1 Month + 2.79%,
7.29%, 12/15/39(a)(b) 1,367,000 1,372,128
ROCK Trust
5.39%, 11/13/41(a) 2,490,000 2,482,319
5.93%, 11/13/41(a) 1,540,000 1,543,921
SDR Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.39%,
5.79%, 5/15/39(a)(b) 1,193,000 1,197,103
SG Commercial Mortgage Securities Trust
3.73%, 3/15/37(a)(b) 1,900,000 1,617,182
SHR Trust
CME Term SOFR 1 Month + 1.95%,
6.35%, 10/15/41(a)(b) 3,475,000 3,495,590
SLG Office Trust
IO
0.26%, 7/15/41(a)(b) 34,800,000 452,877
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.99%, 6/15/39(a)(b) 3,350,000 3,354,221
TYSN Mortgage Trust
6.58%, 12/10/33(a)(b) 1,717,000 1,801,143
118,419,400
Corporate Bonds ( 29 .3% )
Aerospace & Defense (0.4%)
Boeing Co. (The)
5.15%, 5/1/30 1,491,000 1,471,206
6.53%, 5/1/34 2,411,000 2,527,039
3,998,245
Air Freight & Logistics (0.1%)
Cargo Aircraft Management, Inc.
4.75%, 2/1/28(a) 807,000 801,190
Automobiles (0.7%)
Ford Motor Co.
3.25%, 2/12/32(d) 5,595,000 4,654,848
Hyundai Capital America
5.30%, 6/24/29(a)(d) 2,792,000 2,801,902
7,456,750
Banks (8.4%)
AIB Group plc
5.87%, 3/28/35(a)(b)(d) 2,976,000 2,983,028
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a) 1,270,000 1,073,661
Banco Santander SA
4.18%, 3/24/28(b) 2,136,000 2,093,243
5.44%, 7/15/31 550,000 549,191
5.54%, 3/14/30(b)(d) 1,895,000 1,904,312
6.35%, 3/14/34 3,260,000 3,307,272
Bank of America Corp.
3.97%, 2/7/30(b) 3,406,000 3,265,560
5.47%, 1/23/35(b) 7,141,000 7,152,048
Face
Amount Value
Bank of Ireland Group plc
2.03%, 9/30/27(a)(b)(d) $ 1,451,000 $ 1,380,657
5.60%, 3/20/30(a)(b) 2,455,000 2,479,395
Bank of Nova Scotia (The)
8.00%, 1/27/84(b) 2,090,000 2,204,461
Barclays plc
5.50%, 8/9/28(b) 2,323,000 2,348,704
BBVA Bancomer SA
5.13%, 1/18/33(a)(b) 2,550,000 2,373,965
8.13%, 1/8/39(a)(b) 1,957,000 1,997,883
BNP Paribas SA
5.13%, 1/13/29(a)(b)(d) 2,295,000 2,294,814
7.75%, 8/16/29(a)(b)(e) 1,550,000 1,588,401
BPCE SA
5.72%, 1/18/30(a)(b) 1,517,000 1,525,423
CaixaBank SA
6.04%, 6/15/35(a)(b) 2,009,000 2,028,613
6.84%, 9/13/34(a)(b) 2,157,000 2,295,000
Credit Agricole SA
6.25%, 1/10/35(a)(b) 3,156,000 3,170,704
Intesa Sanpaolo SpA
8.25%, 11/21/33(a)(b) 4,678,000 5,250,020
JPMorgan Chase & Co.
5.58%, 4/22/30(b) 9,394,000 9,582,377
5.77%, 4/22/35(b) 2,639,000 2,700,601
KeyBank NA
5.00%, 1/26/33 3,627,000 3,480,111
PNC Financial Services Group, Inc. (The)
5.40%, 7/23/35(b) 1,386,000 1,375,936
5.68%, 1/22/35(b) 917,000 928,001
6.88%, 10/20/34(b)(d) 1,803,000 1,968,860
Santander UK Group Holdings plc
3.82%, 11/3/28(b) 1,045,000 1,006,754
Societe Generale SA
2.63%, 1/22/25(a) 1,625,000 1,622,813
5.63%, 1/19/30(a)(b) 1,808,000 1,805,433
Swedbank AB
5.41%, 3/14/29(a) 1,200,000 1,211,065
Synovus Bank
5.63%, 2/15/28 1,710,000 1,713,582
Synovus Financial Corp.
6.17%, 11/1/30(b) 2,282,000 2,300,099
Toronto-Dominion Bank (The)
8.13%, 10/31/82(b) 3,321,000 3,469,848
U.S. Bancorp
5.68%, 1/23/35(b)(d) 3,242,000 3,270,720
5.84%, 6/12/34(b) 1,139,000 1,161,539
5.85%, 10/21/33(b)(d) 2,887,000 2,951,676
93,815,770
Capital Markets (3.3%)
Antares Holdings LP
6.35%, 10/23/29(a)(d) 313,000 310,702
6.50%, 2/8/29(a) 250,000 249,936
Apollo Debt Solutions BDC
6.70%, 7/29/31(a) 780,000 801,409
Blue Owl Credit Income Corp.
6.65%, 3/15/31(d) 1,500,000 1,527,460

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (29.3%) (cont’d)
Brookfield Finance, Inc.
5.68%, 1/15/35 $ 3,236,000 $ 3,261,208
6.30%, 1/15/55(b) 1,714,000 1,680,251
Charles Schwab Corp. (The)
5.85%, 5/19/34(b) 2,291,000 2,359,322
6.14%, 8/24/34(b)(d) 2,540,000 2,668,074
CI Financial Corp.
3.20%, 12/17/30 4,062,000 3,455,713
HAT Holdings I LLC
3.75%, 9/15/30(a) 2,138,000 1,885,575
Jefferies Financial Group, Inc.
6.20%, 4/14/34(d) 4,345,000 4,480,311
LPL Holdings, Inc.
4.00%, 3/15/29(a) 2,701,000 2,562,169
6.00%, 5/20/34 1,612,000 1,642,248
Marex Group plc
6.40%, 11/4/29(d) 4,874,000 4,925,600
Nuveen LLC
5.85%, 4/15/34(a) 2,869,000 2,904,954
TPG Operating Group II LP
5.88%, 3/5/34 1,819,000 1,861,614
36,576,546
Chemicals (0.2%)
Olympus Water US Holding Corp.
9.75%, 11/15/28(a) 2,125,000 2,257,316
Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
4.63%, 6/1/28(a) 2,729,000 2,573,036
Construction & Engineering (0.4%)
Artera Services LLC
8.50%, 2/15/31(a) 2,381,260 2,297,706
MasTec, Inc.
5.90%, 6/15/29(d) 1,734,000 1,766,474
4,064,180
Consumer Finance (2.0%)
Aircastle Ltd.
5.75%, 10/1/31(a)(d) 3,430,000 3,454,802
Ally Financial, Inc.
4.70%, 5/15/26(b)(e) 2,115,000 1,980,255
6.85%, 1/3/30(b) 6,508,000 6,749,493
Ford Motor Credit Co. LLC
7.12%, 11/7/33 2,212,000 2,309,752
7.35%, 3/6/30 1,102,000 1,167,458
General Motors Financial Co., Inc.
5.80%, 1/7/29(d) 2,494,000 2,545,435
5.95%, 4/4/34 3,729,000 3,750,358
21,957,553
Consumer Staples Distribution & Retail (0.2%)
Kroger Co. (The)
5.00%, 9/15/34 1,864,000 1,806,361
Containers & Packaging (0.1%)
Trivium Packaging Finance BV
5.50%, 8/15/26(a) 1,643,000 1,625,740
Face
Amount Value
Diversified REITs (0.3%)
VICI Properties LP
5.13%, 11/15/31 - 5/15/32 $ 2,319,000 $ 2,260,668
5.75%, 4/1/34 1,117,000 1,128,044
3,388,712
Diversified Telecommunication Services (0.1%)
Virgin Media Secured Finance plc
5.50%, 5/15/29(a) 1,461,000 1,371,989
Electric Utilities (0.2%)
Vistra Operations Co. LLC
5.70%, 12/30/34(a) 2,704,000 2,677,311
Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.
5.15%, 8/21/29(d) 2,509,000 2,499,770
Entertainment (0.4%)
Playtika Holding Corp.
4.25%, 3/15/29(a) 1,447,000 1,317,300
Warnermedia Holdings, Inc.
4.28%, 3/15/32(d) 4,015,000 3,539,110
4,856,410
Financial Services (1.8%)
Enact Holdings, Inc.
6.25%, 5/28/29(d) 4,561,000 4,650,677
Essent Group Ltd.
6.25%, 7/1/29(d) 3,681,000 3,760,329
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(a) 8,637,000 8,415,786
Nationwide Building Society
4.30%, 3/8/29(a)(b) 1,272,000 1,236,109
Rocket Mortgage LLC
3.88%, 3/1/31(a) 2,720,000 2,371,628
20,434,529
Food Products (0.3%)
Gruma SAB de CV
5.76%, 12/9/54(a) 1,470,000 1,392,825
Smithfield Foods, Inc.
5.20%, 4/1/29(a) 1,976,000 1,936,452
3,329,277
Gas Utilities (0.3%)
Ferrellgas LP
5.88%, 4/1/29(a)(d) 3,017,000 2,760,278
Health Care Equipment & Supplies (0.2%)
Medline Borrower LP
3.88%, 4/1/29(a) 1,793,000 1,661,944
Health Care Providers & Services (0.7%)
Centene Corp.
2.50%, 3/1/31 3,388,000 2,804,507
3.38%, 2/15/30 2,226,000 1,984,044
LifePoint Health, Inc.
9.88%, 8/15/30(a) 2,952,000 3,188,771
7,977,322

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (29.3%) (cont’d)
Health Care REITs (0.3%)
Ventas Realty LP
5.63%, 7/1/34 $ 3,476,000 $ 3,501,726
Hotels, Restaurants & Leisure (0.3%)
Las Vegas Sands Corp.
3.90%, 8/8/29(d) 798,000 742,370
6.00%, 8/15/29 1,856,000 1,881,910
6.20%, 8/15/34 784,000 788,830
3,413,110
Insurance (1.4%)
Alliant Holdings Intermediate LLC
7.00%, 1/15/31(a)(d) 1,667,000 1,675,336
American National Group, Inc.
5.75%, 10/1/29 2,505,000 2,509,795
Global Atlantic Fin Co.
3.13%, 6/15/31(a) 115,000 98,763
4.70%, 10/15/51(a)(b) 2,135,000 2,063,371
6.75%, 3/15/54(a) 3,242,000 3,294,519
7.95%, 10/15/54(a)(b) 1,507,000 1,580,094
Liberty Mutual Group, Inc.
4.13%, 12/15/51(a)(b) 4,168,000 3,968,840
15,190,718
IT Services (0.6%)
Arches Buyer, Inc.
4.25%, 6/1/28(a)(d) 2,564,000 2,357,663
Kyndryl Holdings, Inc.
3.15%, 10/15/31 1,099,000 953,296
6.35%, 2/20/34(d) 3,085,000 3,211,185
6,522,144
Machinery (0.2%)
Calderys Financing LLC
11.25%, 6/1/28(a) 1,986,000 2,128,281
Media (1.0%)
Charter Communications Operating LLC
4.80%, 3/1/50(d) 7,746,000 5,826,655
Clear Channel Outdoor Holdings, Inc.
7.88%, 4/1/30(a) 1,899,000 1,956,707
McGraw-Hill Education, Inc.
5.75%, 8/1/28(a) 2,725,000 2,663,642
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/28(a)(d) 1,250,000 1,185,067
11,632,071
Metals & Mining (0.3%)
Compass Minerals International, Inc.
6.75%, 12/1/27(a) 1,380,000 1,360,788
Nexa Resources SA
6.75%, 4/9/34(a)(d) 1,886,000 1,922,529
3,283,317
Office REITs (0.1%)
COPT Defense Properties LP
2.90%, 12/1/33 1,330,000 1,069,121
Face
Amount Value
Oil, Gas & Consumable Fuels (0.8%)
Global Partners LP
7.00%, 8/1/27(d) $ 847,000 $ 854,424
Petrobras Global Finance BV
6.50%, 7/3/33 1,612,000 1,579,188
Raizen Fuels Finance SA
5.70%, 1/17/35(a) 1,650,000 1,528,725
6.45%, 3/5/34(a)(d) 1,172,000 1,159,447
6.95%, 3/5/54(a)(d) 936,000 923,947
TerraForm Power Operating LLC
4.75%, 1/15/30(a) 2,743,000 2,537,887
5.00%, 1/31/28(a) 698,000 673,045
9,256,663
Passenger Airlines (0.8%)
A/S Mileage Plan IP Ltd.
5.02%, 10/20/29(a)(d) 2,454,000 2,392,856
5.31%, 10/20/31(a)(d) 985,000 962,325
American Airlines, Inc.
5.50%, 4/20/26(a) 2,204,000 2,198,617
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 3,680,000 3,631,895
9,185,693
Professional Services (0.3%)
Concentrix Corp.
6.60%, 8/2/28(d) 3,287,000 3,369,455
Semiconductors & Semiconductor Equipment (0.4%)
Intel Corp.
4.75%, 3/25/50(d) 2,442,000 1,889,929
4.90%, 8/5/52 2,975,000 2,350,747
4,240,676
Software (0.5%)
Cloud Software Group, Inc.
6.50%, 3/31/29(a) 3,213,000 3,157,698
McAfee Corp.
7.38%, 2/15/30(a) 1,930,000 1,876,908
5,034,606
Specialized REITs (0.6%)
EPR Properties
3.60%, 11/15/31 2,994,000 2,620,985
3.75%, 8/15/29(d) 3,293,000 3,055,062
4.95%, 4/15/28 1,040,000 1,023,346
6,699,393
Specialty Retail (0.5%)
Lithia Motors, Inc.
4.38%, 1/15/31(a) 2,349,000 2,138,417
PetSmart, Inc.
4.75%, 2/15/28(a)(d) 1,910,000 1,804,292
Sonic Automotive, Inc.
4.63%, 11/15/29(a) 1,407,000 1,300,292
5,243,001
Technology Hardware, Storage & Peripherals (0.2%)
Seagate HDD Cayman
9.63%, 12/1/32 2,222,500 2,507,656

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (29.3%) (cont’d)
Trading Companies & Distributors (0.0%)(f)
Air Lease Corp.
3.38%, 7/1/25(d) $ 267,000 $ 264,979
Transportation Infrastructure (0.2%)
Seaspan Corp.
5.50%, 8/1/29(a) 2,104,000 1,966,961
Wireless Telecommunication Services (0.3%)
Zegona Finance plc
8.63%, 7/15/29(a)(d) 3,300,000 3,510,429
325,910,229
Sovereign ( 0 .4% )
Dominican Republic Government Bond
5.88%, 1/30/60(a) 850,000 721,013
Petroleos Mexicanos
6.84%, 1/23/30 4,163,000 3,806,014
4,527,027
Supranational ( 0 .1% )
Banque Ouest Africaine de Developpement
4.70%, 10/22/31(a) 1,240,000 1,121,084
U.S. Government and Agency Securities ( 29 .4% )
U.S. Treasury Bonds
3.38%, 5/15/44 52,682,000 42,713,493
4.63%, 5/15/54 14,796,800 14,381,161
U.S. Treasury Notes
3.88%, 9/30/29 146,661,000 143,505,443
4.00%, 2/29/28 6,180,000 6,124,892
4.38%, 5/15/34 54,227,000 53,410,420
4.88%, 11/30/25(d) 9,250,000 9,300,996
4.88%, 5/31/26 56,799,000 57,278,144
326,714,549
Total Fixed Income Securities
(Cost $1,209,652,441)
1,190,431,237
–
Shares
Investment Companies ( 2 .0% )
Eaton Vance Floating-Rate ETF(d)(g) 298,800 15,049,062
Eaton Vance High Yield ETF(g) 9,300 486,297
Eaton Vance Short Duration Income
ETF(g) 120,000 6,056,400
Eaton Vance Ultra-Short Income
ETF(d)(g) 27,000 1,368,630
Total Investment Companies
(Cost $23,036,243)
22,960,389
Short-Term Investments ( 18 .2% )
Investment Company ( 9 .3% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(h)
(Cost $103,246,433)
103,246,433 103,246,433
Shares Value
Security held as Collateral on Loaned Securities ( 2 .8% )
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(h)
(Cost $30,841,990)
30,841,990 $ 30,841,990
Face
Amount
U.S. Government and Agency Securities ( 6 .1% )
U.S. Treasury Bills
3.33%, 1/16/25 $ 8,315,000 8,301,320
4.42%, 2/6/25 59,655,000 59,410,673
Total U.S. Government and Agency
Securities
(Cost $67,685,434)
67,711,993
Total Short-Term Investments
(Cost $201,773,857)
201,800,416
Total Investments (127.4%)
(Cost $1,434,462,541) (i) 1,415,192,042
Liabilities in Excess of Other Assets (-27.4%)
(303,999,311)
Net Assets (100.0%) $1,111,192,731
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(d) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $46,196,332 and $47,912,649, respectively. The Fund
received cash collateral of $30,841,990, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government
Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of $17,070,659 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e) Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2024.
(f) Amount is less than 0.05%.

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
(g) For the period ended December 31, 2024, the cost of purchases of
Eaton Vance Floating-Rate ETF, Eaton Vance High Yield ETF, Eaton
Vance Short Duration Income ETF and Eaton Vance Ultra-Short
Income ETF, which may be deemed affiliates of the Adviser under the
Investment Company Act of 1940, were $8,441,011, $498,666,
$6,070,000 and $203,160, respectively. For the period ended
December 31, 2024, management fees related Fund's investments in Eaton Vance Floating-Rate ETF, Eaton Vance High Yield ETF, Eaton
Vance Short Duration Income ETF and Eaton Vance Ultra-Short
Income ETF were reduced by $16,089, $136, $764 and $562,
respectively.
(h) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $28,693 relating to the
Fund’s investment in the Liquidity Fund.
(i) At December 31, 2024, the aggregate cost for federal income tax purposes is $1,434,462,541. The aggregate gross unrealized
appreciation is $2,804,531 and the aggregate gross unrealized depreciation is $22,075,030, resulting in net unrealized depreciation of $19,270,499.
ARM Adjustable Rate Mortgage
CME Chicago Mercantile Exchange
CLO Collateralized Loan Obligation
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest Only
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SDR Swedish Depositary Receipt
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
STRIPS Separate Trading of Registered Interest and Principal Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.
TBA To Be Announced; Security is subject to delayed delivery

Morgan Stanley ETF Trust
Eaton Vance Total Return Bond ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at December 31, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation/
(Depreciation)
Long:
U.S. Treasury 2 Year Notes 840 Mar-25 $ 168,000,000 $ 172,711,876 $ (11,331)
U.S. Treasury 5 Year Notes 1,163 Mar-25 116,300,000 123,632,351 (450,021)
U.S. Treasury 10 Year Notes 120 Mar-25 12,000,000 13,050,000 (133,816)
U.S. Treasury Long Bonds 86 Mar-25 8,600,000 9,790,563 (250,865)
U.S. Treasury Ultra Bonds 212 Mar-25 21,200,000 25,208,125 (301,345)
Short:
U.S. Treasury 10 Year Ultra Bonds 213 Mar-25 (21,300,000) (23,709,563) 398,521
$ (748,857)

Portfolio Composition*
Classification
Percentage of Total
Investments
U.S. Government and Agency Securities 23 .6%
Collateralized Mortgage Obligations — Agency
Collateral Series 21 .8
Other** 18 .8
Short-Term Investments 12 .3
Commercial Mortgage-Backed Securities 8 .6
Asset-Backed Securities 8 .1
Banks 6 .8
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 368,102,478 and net unrealized depreciation of $ 748,857 .

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Face
Amount Value
Fixed Income Securities (94.0%)
Asset-Backed Securities ( 9 .4% )
ACHV ABS Trust,
2024-3AL
5.45%, 12/26/31(a) $ 166,000 $ 166,332
ACHV ABS TRUST,
2023-4CP
7.24%, 11/25/30(a) 342,867 344,034
ACM Auto Trust,
2023-2A
7.97%, 6/20/30(a) 64,097 64,364
2024-2A
6.06%, 2/20/29(a) 365,472 366,838
Ally Bank Auto Credit-Linked Notes,
2024-A
5.83%, 5/17/32(a) 313,039 316,826
2024-B
5.12%, 9/15/32(a) 233,204 233,513
Alterna Funding III LLC,
2024-1A
6.26%, 5/16/39(a) 179,463 181,216
Amur Equipment Finance Receivables XII LLC,
2023-1A
6.09%, 12/20/29(a) 63,303 64,173
Auxilior Term Funding LLC,
2024-1A
5.84%, 3/15/27(a) 830,000 836,455
Bank of America Auto Trust,
2023-2A
5.85%, 8/17/26(a) 91,046 91,324
BHG Securitization Trust,
2022-C
5.93%, 10/17/35(a) 210,000 210,833
Blue Owl Asset Leasing Trust LLC,
2024-1A
5.05%, 3/15/29(a) 101,000 101,259
Chesapeake Funding II LLC,
2023-2A
6.16%, 10/15/35(a) 271,951 276,018
2024-1A
SOFR30A + 0.77%,
5.37%, 5/15/36(a)(b) 134,807 135,135
Clarus Capital Funding LLC,
2024-1A
4.71%, 8/20/32(a) 135,000 134,583
DB Master Finance LLC,
2019-1A
4.02%, 5/20/49(a) 71,063 70,093
2021-1A
2.05%, 11/20/51(a) 232,800 220,565
DLLMT LLC,
2024-1A
5.08%, 2/22/27(a) 131,000 131,548
DLLST LLC,
2024-1A
5.33%, 1/20/26(a) 47,221 47,323
Domino's Pizza Master Issuer LLC,
2015-1A
4.47%, 10/25/45(a) 324,625 323,745
Face
Amount Value
2018-1A
4.12%, 7/25/48(a) $ 165,813 $ 164,888
Driven Brands Funding LLC,
2019-1A
4.64%, 4/20/49(a) 252,013 249,950
Enterprise Fleet Financing LLC,
2023-1
5.51%, 1/22/29(a) 128,476 129,152
2024-2
5.74%, 12/20/26(a) 145,000 146,260
FHF Issuer Trust,
2023-2A
6.79%, 10/15/29(a) 127,944 130,356
Ford Credit Auto Owner Trust,
2023-B
5.57%, 6/15/26 64,705 64,813
GLS Auto Select Receivables Trust,
2024-1A
5.24%, 3/15/30(a) 56,173 56,476
GM Financial Consumer Automobile Receivables Trust,
2023-2
5.10%, 5/18/26 17,976 17,980
2024-1
5.12%, 2/16/27 17,641 17,679
HPEFS Equipment Trust,
2024-1A
5.38%, 5/20/31(a) 162,956 163,243
J.P. Morgan Mortgage Trust,
2023-HE3
SOFR30A + 1.60%,
6.20%, 5/25/54(a)(b) 49,459 49,912
2024-HE2
SOFR30A + 1.20%,
5.80%, 10/20/54(a)(b) 155,431 156,414
LAD Auto Receivables Trust,
2023-1A
5.68%, 10/15/26(a) 17,828 17,836
2023-2A
5.93%, 6/15/27(a) 32,890 32,975
2023-4A
6.21%, 10/15/26(a) 16,922 16,942
Lendbuzz Securitization Trust,
2023-2A
7.09%, 10/16/28(a) 238,899 243,436
2024-1A
6.19%, 8/15/29(a) 271,427 274,451
2024-3A
4.97%, 10/15/29(a) 100,000 100,022
LL ABS Trust,
2022-1A
5.05%, 11/15/29(a) 23,220 23,216
Mercury Financial Credit Card Master Trust,
2024-2A
6.56%, 7/20/29(a) 147,000 148,841
Octane Receivables Trust,
2022-1A
4.18%, 3/20/28(a) 90,895 90,786
2024-2A
5.80%, 7/20/32(a) 288,247 291,509

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Asset-Backed Securities (9.4%) (cont’d)
2024-3A
4.94%, 5/20/30(a) $ 175,000 $ 175,359
2024-RVM1
5.01%, 1/22/46(a) 150,000 149,950
Oportun Funding Trust,
2024-3
5.26%, 8/15/29(a) 383,628 384,049
Oportun Issuance Trust,
2024-1A
6.33%, 4/8/31(a) 116,008 116,251
2024-1A
6.55%, 4/8/31(a) 169,000 169,908
Oscar US Funding XIV LLC,
2022-1A
2.30%, 4/10/26(a) 45,081 44,963
Oscar US Funding XVI LLC,
2024-1A
5.48%, 2/10/27(a) 204,546 205,240
Oscar US Funding XVII LLC,
2024-2A
4.63%, 12/10/27(a) 222,000 221,728
Pagaya Ai Debt Grantor Trust,
2024-9
5.07%, 3/15/32(a) 210,048 210,221
PEAC Solutions Receivables LLC,
2024-1A
5.79%, 6/21/27(a) 300,000 302,858
Prodigy Finance DAC,
2021-1A
CME Term SOFR 1 Month + 1.36%,
5.70%, 7/25/51(a)(b) 436,638 436,535
Prosper Marketplace Issuance Trust,
2023-1A
7.06%, 7/16/29(a) 44,974 45,079
2023-1A
7.48%, 7/16/29(a) 200,000 201,804
2024-1A
6.12%, 8/15/29(a) 63,422 63,616
Reach ABS Trust,
2024-2A
5.88%, 7/15/31(a) 161,893 162,732
SFS Auto Receivables Securitization Trust,
2024-1A
5.35%, 6/21/27(a) 27,426 27,487
Taco Bell Funding LLC,
2016-1A
4.97%, 5/25/46(a) 150,000 149,824
Theorem Funding Trust,
2022-2A
9.27%, 12/15/28(a) 90,000 92,657
2022-3A
7.60%, 4/15/29(a) 262,917 265,086
2022-3A
8.95%, 4/15/29(a) 246,000 253,468
2023-1A
7.58%, 4/15/29(a) 77,069 77,771
Face
Amount Value
Vantage Data Centers Issuer LLC,
2020-1A
1.65%, 9/15/45(a) $ 225,000 $ 219,759
Wingspire Equipment Finance LLC,
2024-1A
4.99%, 9/20/32(a) 100,000 100,229
10,979,888
Commercial Mortgage-Backed Securities ( 3 .8% )
BPR Trust
CME Term SOFR 1 Month + 1.90%,
6.30%, 4/15/37(a)(b) 370,000 372,387
CME Term SOFR 1 Month + 3.00%,
7.40%, 5/15/39(a)(b) 200,000 201,050
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.81%,
5.21%, 9/15/36(a)(b) 200,000 200,037
CAMB Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.37%,
5.77%, 12/15/37(a)(b) 265,000 265,310
CME Term SOFR 1 Month + 1.55%,
5.95%, 12/15/37(a)(b) 300,000 300,351
Connecticut Avenue Securities Trust
SOFR30A + 1.00%,
5.57%, 12/25/41(a)(b) 253,504 254,190
Extended Stay America Trust
CME Term SOFR 1 Month + 1.19%,
5.59%, 7/15/38(a)(b) 286,257 286,968
CME Term SOFR 1 Month + 1.49%,
5.89%, 7/15/38(a)(b) 165,589 165,999
CME Term SOFR 1 Month + 1.81%,
6.21%, 7/15/38(a)(b) 88,079 88,408
FHLMC STACR REMIC Trust
SOFR30A + 1.25%,
5.82%, 3/25/44(a)(b) 188,302 189,502
SOFR30A + 1.35%,
5.92%, 2/25/44(a)(b) 379,661 381,490
FHLMC, REMIC
SOFR30A + 1.10%,
5.67%, 5/25/54(b) 199,981 200,088
SOFR30A + 1.25%,
5.82%, 3/25/54(b) 94,421 94,692
SOFR30A + 1.43%,
6.00%, 12/25/54(b) 460,846 461,539
HLTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.64%,
6.04%, 6/15/41(a)(b) 140,000 140,787
Marlette Funding Trust
6.50%, 4/15/33(a) 324,876 327,122
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 0.92%,
5.31%, 4/15/38(a)(b) 68,560 68,625
ORL Trust
CME Term SOFR 1 Month + 1.49%,
5.99%, 12/15/39(a)(b) 175,000 175,656
Reach Abs Trust
6.30%, 2/18/31(a) 145,255 146,527

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Commercial Mortgage-Backed Securities (3.8%) (cont’d)
TX Trust
CME Term SOFR 1 Month + 1.59%,
5.99%, 6/15/39(a)(b) $ 140,000 $ 140,176
4,460,904
Corporate Bonds ( 64 .0% )
Aerospace & Defense (1.0%)
Boeing Co. (The)
7.25%, 6/15/25 1,160,000 1,170,231
Automobiles (1.9%)
Hyundai Capital America
2.65%, 2/10/25(a) 235,000 234,419
5.45%, 6/24/26(a) 250,000 251,839
5.80%, 6/26/25(a) 235,000 235,892
6.25%, 11/3/25(a) 670,000 676,774
Volkswagen Group of America Finance LLC
4.90%, 8/14/26(a) 575,000 573,138
5.30%, 3/20/26(a)(b) 250,000 249,946
2,222,008
Banks (24.9%)
Australia & New Zealand Banking Group Ltd.
5.03%, 3/18/26(a)(b) 310,000 310,791
Banco Santander SA
2.75%, 5/28/25 400,000 396,246
5.15%, 8/18/25 200,000 200,241
Bank of America Corp.
3.38%, 4/2/26(b) 923,000 919,525
4.83%, 7/22/26(b) 2,490,000 2,490,482
Bank of Ireland Group plc
6.25%, 9/16/26(a)(b) 1,680,000 1,694,286
Barclays plc
5.20%, 5/12/26 600,000 601,180
7.33%, 11/2/26(b) 1,725,000 1,756,687
BNP Paribas SA
3.38%, 1/9/25(a) 904,000 903,780
BPCE SA
1.00%, 1/20/26(a) 500,000 480,895
5.15%, 1/14/25(a)(b) 250,000 250,033
5.98%, 1/18/27(a)(b) 250,000 251,980
Capital One NA
2.28%, 1/28/26(b) 405,000 404,104
Citigroup, Inc.
5.61%, 9/29/26(b) 2,620,000 2,634,918
Credit Agricole SA
4.38%, 3/17/25(a) 800,000 798,382
Danske Bank A/S
6.47%, 1/9/26(a)(b)(c) 690,000 690,151
Fifth Third Bank, Inc.
3.95%, 7/28/25 500,000 497,800
HSBC Holdings plc
4.29%, 9/12/26(b) 1,060,000 1,055,599
ING Groep NV
1.40%, 7/1/26(a)(b) 350,000 343,892
Intesa Sanpaolo SpA
7.00%, 11/21/25(a) 653,000 664,300
JPMorgan Chase & Co.
2.08%, 4/22/26(b) 2,595,000 2,573,059
Face
Amount Value
KeyBank NA
4.15%, 8/8/25(c) $ 328,000 $ 326,408
KeyCorp
5.73%, 5/23/25(b) 415,000 415,380
Lloyds Banking Group plc
4.45%, 5/8/25(c) 500,000 499,182
National Bank of Canada
5.54%, 7/2/27(b) 250,000 250,962
5.60%, 7/2/27(b) 250,000 252,840
Royal Bank of Canada
4.95%, 4/25/25(c) 150,000 150,208
Santander Holdings USA, Inc.
5.81%, 9/9/26(b) 200,000 201,130
Santander UK Group Holdings plc
6.83%, 11/21/26(b) 860,000 872,560
Societe Generale SA
5.25%, 2/19/27(a) 950,000 950,745
5.52%, 1/19/28(a)(b) 200,000 200,750
Standard Chartered plc
2.82%, 1/30/26(a)(b) 525,000 523,966
Swedbank AB
6.14%, 9/12/26(a) 600,000 613,122
Synovus Financial Corp.
5.20%, 8/11/25 1,727,500 1,726,828
Truist Financial Corp.
4.26%, 7/28/26(b) 489,000 487,212
Wells Fargo & Co.
3.91%, 4/25/26(b) 1,600,000 1,595,349
28,984,973
Capital Markets (4.6%)
Affiliated Managers Group, Inc.
3.50%, 8/1/25 500,000 496,518
Blackstone Private Credit Fund
2.70%, 1/15/25 500,000 499,491
Charles Schwab Corp. (The)
3.63%, 4/1/25 175,000 174,507
Goldman Sachs Bank USA
5.41%, 5/21/27(b) 87,000 87,696
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25 360,000 359,803
5.80%, 8/10/26(b) 1,890,000 1,901,064
HAT Holdings I LLC
3.38%, 6/15/26(a) 515,000 499,383
8.00%, 6/15/27(a) 195,000 203,418
UBS AG
1.38%, 1/13/25(a) 462,000 461,557
3.70%, 2/21/25 312,000 311,396
7.95%, 1/9/25(c) 386,000 386,187
5,381,020
Chemicals (0.7%)
Celanese US Holdings LLC
6.05%, 3/15/25(d) 808,000 808,649
Consumer Finance (5.8%)
Ally Financial, Inc.
4.63%, 3/30/25 488,000 487,138
5.80%, 5/1/25 644,000 644,834

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (64.0%) (cont’d)
Avolon Holdings Funding Ltd.
2.88%, 2/15/25(a) $ 443,000 $ 441,573
5.50%, 1/15/26(a) 500,000 501,653
Capital One Financial Corp.
4.25%, 4/30/25 500,000 498,977
4.99%, 7/24/26(b) 355,000 354,824
Discover Financial Services
3.75%, 3/4/25 500,000 498,971
Ford Motor Credit Co. LLC
5.13%, 6/16/25 2,309,000 2,308,205
General Motors Financial Co., Inc.
4.35%, 4/9/25 500,000 499,108
5.81%, 4/7/25(b)(c) 350,000 350,863
Harley-Davidson Financial Services, Inc.
3.35%, 6/8/25(a) 200,000 198,505
6,784,651
Containers & Packaging (0.6%)
Canpack SA
3.13%, 11/1/25(a) 250,000 244,304
Sonoco Products Co.
1.80%, 2/1/25 298,000 297,119
4.45%, 9/1/26 100,000 99,361
640,784
Diversified REITs (1.2%)
GLP Capital LP
5.25%, 6/1/25 445,000 445,176
VICI Properties LP
4.38%, 5/15/25 500,000 499,022
4.63%, 6/15/25(a) 475,000 473,819
1,418,017
Electric Utilities (3.0%)
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/25(c) 1,430,000 1,439,227
6.05%, 3/1/25 525,000 525,975
Pacific Gas and Electric Co.
3.45%, 7/1/25 575,000 570,619
Vistra Operations Co. LLC
5.05%, 12/30/26(a) 485,097 485,929
Xcel Energy, Inc.
3.30%, 6/1/25 500,000 496,423
3,518,173
Entertainment (1.0%)
Warnermedia Holdings, Inc.
3.64%, 3/15/25 250,000 249,220
3.79%, 3/15/25 500,000 498,537
6.41%, 3/15/26(c) 425,000 425,173
1,172,930
Financial Services (2.4%)
Corebridge Financial, Inc.
3.50%, 4/4/25 500,000 498,266
Global Payments, Inc.
2.65%, 2/15/25 500,000 498,462
Rocket Mortgage LLC
2.88%, 10/15/26(a)(c) 403,420 383,053
Face
Amount Value
Synchrony Bank
5.40%, 8/22/25 $ 853,000 $ 854,293
Western Union Co. (The)
2.85%, 1/10/25 500,000 499,756
2,733,830
Ground Transportation (0.4%)
Penske Truck Leasing Co. LP
4.45%, 1/29/26(a) 500,000 497,526
Health Care Providers & Services (1.7%)
Centene Corp.
4.25%, 12/15/27 505,000 489,572
CVS Health Corp.
3.88%, 7/20/25 800,000 795,105
4.10%, 3/25/25(c) 175,000 174,597
HCA, Inc.
5.38%, 2/1/25 575,000 575,133
2,034,407
Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25 500,000 497,617
Hotels, Restaurants & Leisure (0.2%)
Las Vegas Sands Corp.
2.90%, 6/25/25(c) 232,750 230,363
Household Durables (0.2%)
Lennar Corp.
4.75%, 5/30/25(c) 210,000 209,798
Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The)
1.38%, 1/15/26 500,000 481,825
3.30%, 7/15/25(a) 296,000 293,694
775,519
Insurance (1.8%)
Athene Global Funding
4.86%, 8/27/26(a) 261,000 260,865
5.34%, 5/8/26(a)(b) 466,000 466,092
Corebridge Global Funding
5.35%, 6/24/26(a) 305,000 307,825
GA Global Funding Trust
1.63%, 1/15/26(a) 248,000 239,616
5.87%, 4/11/25(a)(b) 450,000 451,137
Protective Life Global Funding
5.21%, 4/10/26(a)(b) 380,000 381,020
2,106,555
Machinery (0.6%)
Daimler Truck Finance North America LLC
5.20%, 1/17/25(a) 239,000 239,025
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/25(c) 500,000 496,088
735,113
Media (0.9%)
Charter Communications Operating LLC
4.91%, 7/23/25 531,000 530,554

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Corporate Bonds (64.0%) (cont’d)
Fox Corp.
3.05%, 4/7/25 $ 500,000 $ 497,666
1,028,220
Multi-Utilities (1.1%)
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(d) 1,094,000 1,100,154
Dominion Energy, Inc.
3.30%, 3/15/25 179,000 178,364
1,278,518
Oil, Gas & Consumable Fuels (1.3%)
Enbridge, Inc.
2.50%, 2/14/25 500,000 498,551
Occidental Petroleum Corp.
5.50%, 12/1/25(c) 1,050,000 1,053,652
1,552,203
Passenger Airlines (1.6%)
American Airlines, Inc.
5.50%, 4/20/26(a) 377,567 376,645
Delta Air Lines, Inc.
4.75%, 10/20/28(a) 170,428 168,200
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a) 482,500 479,626
Mileage Plus Holdings LLC
6.50%, 6/20/27(a) 817,500 823,241
1,847,712
Pharmaceuticals (0.1%)
Royalty Pharma plc
1.20%, 9/2/25 110,000 107,311
Professional Services (0.9%)
Concentrix Corp.
6.65%, 8/2/26 1,027,000 1,045,342
Retail REITs (0.2%)
Kite Realty Group Trust
4.00%, 3/15/25 240,000 239,332
Semiconductors & Semiconductor Equipment (0.4%)
NXP BV
2.70%, 5/1/25 500,000 496,628
Software (0.5%)
Oracle Corp.
2.95%, 5/15/25 550,000 546,248
Specialized REITs (1.4%)
American Tower Corp.
2.95%, 1/15/25 1,118,000 1,117,301
EPR Properties
4.50%, 4/1/25 495,000 493,834
1,611,135
Technology Hardware, Storage & Peripherals (0.5%)
HP, Inc.
2.20%, 6/17/25 600,000 592,676
Face
Amount Value
Tobacco (0.3%)
Altria Group, Inc.
2.35%, 5/6/25 $ 350,000 $ 347,058
Trading Companies & Distributors (1.0%)
Air Lease Corp.
3.25%, 3/1/25 135,000 134,625
3.38%, 7/1/25 500,000 496,215
Aircastle Ltd.
5.25%, 8/11/25(a) 529,000 529,318
1,160,158
Wireless Telecommunication Services (0.7%)
Rogers Communications, Inc.
2.95%, 3/15/25 360,000 358,066
T-Mobile USA, Inc.
3.50%, 4/15/25 513,000 510,757
868,823
74,643,528
U.S. Government and Agency Securities ( 16 .8% )
U.S. Treasury Notes
0.38%, 1/31/26 6,200,000 5,949,815
2.63%, 12/31/25(c) 5,970,000 5,879,501
2.63%, 1/31/26 6,000,000 5,899,216
4.25%, 1/31/26 1,837,000 1,837,322
19,565,854
Total Fixed Income Securities
(Cost $109,449,208)
109,650,174
–
Shares
Short-Term Investments ( 13 .8% )
Investment Company ( 5 .0% )
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(e)
(Cost $5,888,430)
5,888,430 5,888,430
Security held as Collateral on Loaned Securities ( 6 .5% )
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity
Funds - Government Portfolio -
Institutional Class 4.42%(e)
(Cost $7,520,915)
7,520,915 7,520,915
Face
Amount
Commercial Paper ( 2 .3% )
Brookfield Renewable Partners LP
5.09%, 2/5/25 $ 500,000 497,710
Cencora, Inc.
4.77%, 1/23/25(a) 1,160,000 1,156,600
General Motors Financial Co., Inc.
5.62%, 2/4/25 250,000 248,876
Harley-Davidson Financial Services,
Inc.
5.05%, 1/23/25 250,000 249,250

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Face
Amount Value
Commercial Paper (2.3%) (cont’d)
JBS USA Holding Lux SARL
5.22%, 1/8/25 $ 500,000 $ 499,458
Total Commercial Paper
(Cost $2,651,272)
2,651,894
Total Short-Term Investments
(Cost $16,060,617)
16,061,239
Total Investments (107.8%)
(Cost $125,509,825) (f) 125,711,413
Liabilities in Excess of Other Assets (-7.8%)
(9,149,442)
Net Assets (100.0%) $116,561,971
(a) 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b) Floating or variable rate securities: The rates disclosed are as of
December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $7,341,996 and $7,520,915, respectively. The Fund received cash collateral of $7,520,915, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The
Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d) Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2024. Maturity date disclosed is the ultimate maturity date.
(e) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $423 relating to the Fund’s investment in the Liquidity Fund.
(f) At December 31, 2024, the aggregate cost for federal income tax purposes is $125,509,825. The aggregate gross unrealized appreciation is $208,726 and the aggregate gross unrealized
depreciation is $7,138, resulting in net unrealized appreciation of
$201,588.
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average

Morgan Stanley ETF Trust
Eaton Vance Ultra-Short Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Futures Contracts:
The Fund had the following futures contracts open at December 31, 2024:
Number of
Contracts
Expiration
Date
Notional
Amount Value Unrealized
Appreciation
Short:
U.S. Treasury 2 Year Notes 1 Mar-25 $ (200,000) $ (205,609) $ 45

Portfolio Composition*
Classification
Percentage of Total
Investments
Other** 36 .7%
Banks 24 .5
U.S. Government and Agency Securities 16 .6
Asset-Backed Securities 9 .3
Short-Term Investments 7 .2
Consumer Finance 5 .7
Total Investments 100 .0% ***
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.
*** Does not include open futures contracts with a value of $ 205,609 and total unrealized appreciation of $ 45 .

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Shares Value
Common Stocks (96.4%)
Aerospace & Defense ( 1 .7% )
General Electric Co. 684 $ 114,084
HEICO Corp. 144 34,235
HEICO Corp., Class  A 159 29,587
Lockheed Martin Corp. 213 103,505
RTX Corp. 900 104,148
385,559
Air Freight & Logistics ( 0 .5% )
Expeditors International of Washington, Inc. 252 27,914
United Parcel Service, Inc., Class  B 612 77,173
105,087
Automobiles ( 2 .4% )
Ford Motor Co. 4,500 44,550
Tesla, Inc. (a) 1,224 494,300
538,850
Banks ( 3 .3% )
Bank of America Corp. 3,816 167,713
Citizens Financial Group, Inc. 792 34,658
Huntington Bancshares, Inc. 3,276 53,301
JPMorgan Chase & Co. 1,368 327,923
Wells Fargo & Co. 2,070 145,397
728,992
Beverages ( 1 .2% )
Coca-Cola Co. (The) 2,250 140,085
PepsiCo, Inc. 810 123,169
263,254
Biotechnology ( 1 .3% )
AbbVie, Inc. 936 166,327
Alnylam Pharmaceuticals, Inc. (a) 108 25,414
BioMarin Pharmaceutical, Inc. (a) 180 11,831
Vertex Pharmaceuticals, Inc. (a) 210 84,567
288,139
Broadline Retail ( 4 .4% )
Amazon.com, Inc. (a) 4,140 908,275
Coupang, Inc. (a) 972 21,365
MercadoLibre, Inc. (a) 35 59,515
989,155
Building Products ( 0 .3% )
Builders FirstSource, Inc. (a) 204 29,158
Carlisle Cos., Inc. 108 39,834
68,992
Capital Markets ( 2 .8% )
Ares Management Corp., Class  A 324 57,358
Bank of New York Mellon Corp. (The) 846 64,998
Blackstone, Inc. 540 93,107
Blue Owl Capital, Inc., Class  A 432 10,048
Charles Schwab Corp. (The) 972 71,938
Coinbase Global, Inc., Class  A (a) 108 26,816
Interactive Brokers Group, Inc., Class  A 216 38,161
LPL Financial Holdings, Inc. 90 29,386
Morgan Stanley (b) 522 65,626
Nasdaq, Inc. 702 54,272
Robinhood Markets, Inc., Class  A (a) 306 11,401
State Street Corp. 558 54,768
TPG, Inc., Class  A 90 5,656
Shares Value
Tradeweb Markets, Inc., Class  A 270 $ 35,348
618,883
Chemicals ( 1 .4% )
Linde plc 288 120,577
LyondellBasell Industries NV, Class  A 576 42,780
PPG Industries, Inc. 414 49,452
Sherwin-Williams Co. (The) 198 67,306
Westlake Corp. 306 35,083
315,198
Commercial Services & Supplies ( 0 .6% )
Republic Services, Inc., Class  A 288 57,940
Waste Management, Inc. 360 72,644
130,584
Communications Equipment ( 0 .7% )
Cisco Systems, Inc. 2,628 155,578
Construction & Engineering ( 0 .2% )
EMCOR Group, Inc. 90 40,851
Construction Materials ( 0 .3% )
CRH plc 702 64,949
Consumer Staples Distribution & Retail ( 1 .8% )
Costco Wholesale Corp. 216 197,914
Walmart, Inc. 2,322 209,793
407,707
Diversified Telecommunication Services ( 0 .5% )
AT&T, Inc. 4,896 111,482
Electric Utilities ( 1 .1% )
Alliant Energy Corp. 810 47,903
Edison International 666 53,174
Entergy Corp. 720 54,590
FirstEnergy Corp. 1,206 47,975
PPL Corp. 1,584 51,417
255,059
Electrical Equipment ( 0 .4% )
GE Vernova, Inc. 144 47,366
Vertiv Holdings Co., Class  A 288 32,720
80,086
Electronic Equipment, Instruments & Components ( 0 .3% )
TE Connectivity plc 396 56,616
Energy Equipment & Services ( 0 .3% )
Halliburton Co. 2,370 64,440
Entertainment ( 1 .9% )
Netflix, Inc. (a) 216 192,525
ROBLOX Corp., Class  A (a) 288 16,664
Spotify Technology SA (a) 108 48,317
TKO Group Holdings, Inc., Class  A (a) 144 20,464
Walt Disney Co. (The) 1,188 132,284
Warner Music Group Corp., Class  A 324 10,044
420,298
Financial Services ( 4 .2% )
Apollo Global Management, Inc. 360 59,458
Berkshire Hathaway, Inc., Class  B (a) 648 293,725
Block, Inc., Class  A (a) 378 32,126
Mastercard, Inc., Class  A 414 218,000
PayPal Holdings, Inc. (a) 720 61,452

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Financial Services (cont’d)
Visa, Inc., Class  A 828 $ 261,681
926,442
Food Products ( 0 .6% )
Campbell's Co. (The) 954 39,953
Hershey Co. (The) 288 48,773
Kraft Heinz Co. (The) 1,548 47,539
136,265
Ground Transportation ( 0 .7% )
CSX Corp. 2,034 65,637
JB Hunt Transport Services, Inc. 90 15,360
Uber Technologies, Inc. (a) 1,206 72,746
153,743
Health Care Equipment & Supplies ( 1 .9% )
Abbott Laboratories 1,080 122,159
Baxter International, Inc. 1,242 36,217
Edwards Lifesciences Corp. (a) 864 63,962
Hologic, Inc. (a) 642 46,282
Intuitive Surgical, Inc. (a) 216 112,743
Zimmer Biomet Holdings, Inc. 450 47,533
428,896
Health Care Providers & Services ( 1 .6% )
Cencora, Inc. 234 52,575
CVS Health Corp. 1,374 61,679
HCA Healthcare, Inc. 180 54,027
Humana, Inc. 278 70,531
Molina Healthcare, Inc. (a) 116 33,762
UnitedHealth Group, Inc. 175 88,526
361,100
Health Care REITs ( 0 .2% )
Healthpeak Properties, Inc. 2,124 43,053
Health Care Technology ( 0 .2% )
Veeva Systems, Inc., Class  A (a) 180 37,845
Hotels, Restaurants & Leisure ( 2 .1% )
Carnival Corp. (a) 990 24,671
DoorDash, Inc., Class  A (a) 216 36,234
DraftKings, Inc., Class  A (a) 437 16,256
Flutter Entertainment plc (a) 162 41,869
Hilton Worldwide Holdings, Inc. 270 66,733
Marriott International, Inc., Class  A 252 70,293
McDonald's Corp. 432 125,233
MGM Resorts International (a) 918 31,809
Yum! Brands, Inc. 414 55,542
468,640
Household Durables ( 0 .1% )
PulteGroup, Inc. 233 25,374
Household Products ( 1 .2% )
Church & Dwight Co., Inc. 486 50,889
Procter & Gamble Co. (The) 1,224 205,204
256,093
Industrial Conglomerates ( 0 .3% )
3M Co. 558 72,032
Insurance ( 2 .1% )
Arthur J Gallagher & Co. 234 66,421
Shares Value
Brown & Brown, Inc. 486 $ 49,582
Hartford Financial Services Group, Inc. (The) 486 53,168
Loews Corp. 486 41,159
MetLife, Inc. 774 63,375
Principal Financial Group, Inc. 594 45,981
Prudential Financial, Inc. 486 57,606
W. R. Berkley Corp. 828 48,455
Willis Towers Watson plc 162 50,745
476,492
Interactive Media & Services ( 6 .8% )
Alphabet, Inc., Class  A 2,628 497,480
Alphabet, Inc., Class  C 2,268 431,918
Meta Platforms, Inc., Class  A 972 569,116
Pinterest, Inc., Class  A (a) 504 14,616
Snap, Inc., Class  A (a) 540 5,816
1,518,946
IT Services ( 1 .2% )
Accenture plc, Class  A 378 132,977
Amdocs Ltd. 144 12,260
Cloudflare, Inc., Class  A (a) 216 23,259
Gartner, Inc. (a) 81 39,242
MongoDB, Inc., Class  A (a) 90 20,953
Okta, Inc., Class  A (a) 90 7,092
Snowflake, Inc., Class  A (a) 216 33,352
269,135
Life Sciences Tools & Services ( 1 .2% )
Avantor, Inc. (a) 1,242 26,169
Danaher Corp. 432 99,165
Illumina, Inc. (a) 162 21,648
Thermo Fisher Scientific, Inc. 234 121,734
268,716
Machinery ( 1 .5% )
Caterpillar, Inc. 306 111,005
Dover Corp. 270 50,652
IDEX Corp. 180 37,672
Nordson Corp. 172 35,989
Otis Worldwide Corp. 576 53,343
Westinghouse Air Brake Technologies Corp. 288 54,602
343,263
Media ( 0 .4% )
Fox Corp., Class  A 720 34,978
Fox Corp., Class  B 396 18,113
Trade Desk, Inc. (The), Class  A (a) 270 31,733
84,824
Metals & Mining ( 0 .3% )
Reliance, Inc. 108 29,080
Southern Copper Corp. 340 30,984
60,064
Multi-Utilities ( 0 .9% )
Ameren Corp. 576 51,345
CMS Energy Corp. 720 47,988
DTE Energy Co. 414 49,990
WEC Energy Group, Inc. 558 52,474
201,797
Oil, Gas & Consumable Fuels ( 2 .8% )
Cheniere Energy, Inc. 306 65,750

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Chevron Corp. 972 $ 140,784
Diamondback Energy, Inc. 306 50,132
Exxon Mobil Corp. 2,214 238,160
Occidental Petroleum Corp. 1,116 55,142
Targa Resources Corp. 306 54,621
Texas Pacific Land Corp. 19 21,013
625,602
Passenger Airlines ( 0 .2% )
Delta Air Lines, Inc. 567 34,304
Pharmaceuticals ( 3 .4% )
Eli Lilly & Co. 396 305,712
Johnson & Johnson 1,398 202,179
Merck & Co., Inc. 1,458 145,042
Pfizer, Inc. 3,780 100,283
Royalty Pharma plc, Class  A 360 9,184
762,400
Professional Services ( 0 .8% )
Broadridge Financial Solutions, Inc. 234 52,905
SS&C Technologies Holdings, Inc. 630 47,741
TransUnion 180 16,688
Verisk Analytics, Inc., Class  A 198 54,535
171,869
Residential REITs ( 0 .8% )
AvalonBay Communities, Inc. 234 51,473
Equity Residential 720 51,667
Invitation Homes, Inc. 1,512 48,339
Sun Communities, Inc. 270 33,202
184,681
Retail REITs ( 0 .3% )
Realty Income Corp. 1,062 56,721
Semiconductors & Semiconductor Equipment ( 10 .6% )
Broadcom, Inc. 2,160 500,774
Entegris, Inc. 581 57,554
GLOBALFOUNDRIES, Inc. (a) 1,150 49,346
Lam Research Corp. 1,303 94,116
Marvell Technology, Inc. 540 59,643
Microchip Technology, Inc. 1,180 67,673
NVIDIA Corp. 10,463 1,405,076
QUALCOMM, Inc. 830 127,505
2,361,687
Software ( 10 .5% )
Adobe, Inc. (a) 279 124,066
AppLovin Corp., Class  A (a) 144 46,632
Atlassian Corp., Class  A (a) 90 21,904
Bentley Systems, Inc., Class  B 432 20,174
Datadog, Inc., Class  A (a) 270 38,580
HubSpot, Inc. (a) 15 10,452
Microsoft Corp. 3,186 1,342,899
MicroStrategy, Inc., Class  A (a) 102 29,541
Oracle Corp. 918 152,976
Palantir Technologies, Inc., Class  A (a) 972 73,512
Palo Alto Networks, Inc. (a) 432 78,607
Salesforce, Inc. 522 174,520
ServiceNow, Inc. (a) 126 133,575
Workday, Inc., Class  A (a) 216 55,735
Shares Value
Zoom Communications, Inc., Class  A (a) 126 $ 10,283
Zscaler, Inc. (a) 108 19,484
2,332,940
Specialized REITs ( 0 .7% )
Crown Castle, Inc. 558 50,644
Iron Mountain, Inc. 450 47,299
VICI Properties, Inc., Class  A 1,728 50,475
148,418
Specialty Retail ( 1 .7% )
Carvana Co., Class  A (a) 90 18,302
Home Depot, Inc. (The) 535 208,110
Ross Stores, Inc. 414 62,626
Ulta Beauty, Inc. (a) 90 39,144
Williams-Sonoma, Inc. 216 39,999
368,181
Technology Hardware, Storage & Peripherals ( 8 .1% )
Apple, Inc. 6,408 1,604,691
Dell Technologies, Inc., Class  C 275 31,691
HP, Inc. 2,059 67,185
NetApp, Inc. 432 50,147
Pure Storage, Inc., Class  A (a) 360 22,115
Seagate Technology Holdings plc 239 20,628
1,796,457
Textiles, Apparel & Luxury Goods ( 0 .3% )
NIKE, Inc., Class  B 1,026 77,637
Tobacco ( 0 .5% )
Philip Morris International, Inc. 954 114,814
Trading Companies & Distributors ( 0 .4% )
Ferguson Enterprises, Inc. 270 46,864
Watsco, Inc. 90 42,650
89,514
Wireless Telecommunication Services ( 0 .4% )
T-Mobile US, Inc. 378 83,436
Total Common Stocks
(Cost $21,572,207) 21,431,140
Short-Term Investment (4.1%)
Investment Company (4.1%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (c)
(Cost $916,771)
916,771 916,771
Total Investments Excluding Purchased
Options ( 100 .5% ) (Cost $ 22,488,978 ) 22,347,911
Total Purchased Options Outstanding (0.4%)
(Cost $200,653) 84,102
Total Investments ( 100 .9% )
(Cost $ 22,689,631 ) (d) 22,432,013
Total Written Options (-1.1%)
(Premiums Received $ (215,588) ) (234,276)
Other Assets in Excess of Liabilities
(
0.2%
) 35,865
NET ASSETS (100.0%) $ 22,233,602

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
(a) Non-income producing security.
(b) For the period ended December 31, 2024, the cost of purchases of
Morgan Stanley, Common Stock, which may be deemed an affiliate of the Adviser under the Investment Company Act of 1940, was
$67,583.
(c) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed by the Adviser. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024, management fees paid were reduced by
$197 relating to the Fund’s investment in the Liquidity Fund.
(d) At December 31, 2024, the aggregate cost for federal income tax purposes is $22,689,631. The aggregate gross unrealized
appreciation is $658,723 and the aggregate gross unrealized
depreciation is $916,341, resulting in net unrealized depreciation of
$257,618.
REIT Real Estate Investment Trust

Morgan Stanley ETF Trust
Parametric Equity Plus ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Put Options Purchased:
The Fund had the following put options purchased open at December 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
S&P 500 Mini-SPX Index 100 USD 420 1/17/25 $ 5,881,600 $ 950 $ 4,440 $ (3,490)
S&P 500 Mini-SPX Index 64 USD 420 2/21/25 3,764,224 2,624 4,570 (1,946)
S&P 500 Mini-SPX Index 30 USD 410 3/21/25 1,764,480 2,085 4,632 (2,547)
S&P 500 Mini-SPX Index 33 USD 420 4/17/25 1,940,928 3,778 4,567 (789)
S&P 500 Mini-SPX Index 26 USD 420 5/16/25 1,529,216 4,134 4,378 (244)
S&P 500 Mini-SPX Index 15 USD 412 6/20/25 882,240 3,022 4,491 (1,469)
Total $16,593 $27,078 $(10,485)
Call Options Purchased:
The Fund had the following call options purchased open at December 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
SPDR S&P 500 ETF Trust
93 USD 607 3/21/25 $ 5,450,544 $ 67,509 $ 173,575 $ (106,066)
Call Options Written:
The Fund had the following call options written open at December 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
6 USD 6,035 1/03/25 $ 3,528,978 $ (264) $ (5,452) $ 5,188
S&P 500 Index
6 USD 6,080 1/06/25 3,528,978 (180) (6,550) 6,370
S&P 500 Index
6 USD 6,020 1/06/25 3,528,978 (1,200) (5,272) 4,072
S&P 500 Index
6 USD 5,975 1/08/25 3,528,978 (7,620) (7,972) 352
S&P 500 Index
6 USD 6,070 1/10/25 3,528,978 (1,980) (8,632) 6,652
S&P 500 Index
6 USD 6,010 1/15/25 3,528,978 (10,020) (9,790) (230)
Total $(21,264) $(43,668) $22,404
Put Options Written:
The Fund had the following put options written open at December 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Depreciation
SPDR S&P 500 ETF Trust
93 USD 607 3/21/25
$ 5,450,544
$ (213,012)
$ (171,920) $ (41,092)
USD United States Dollar

Portfolio Composition
Classification
Percentage of Total
Investments
Other* 64 .4%
Semiconductors & Semiconductor Equipment 10 .5
Software 10 .3
Technology Hardware, Storage & Peripherals 8 .0
Interactive Media & Services 6 .8
Total Investments 100 .0%
* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Shares Value
Common Stocks (98.1%)
Aerospace & Defense ( 1 .8% )
General Dynamics Corp. 2,038 $ 536,993
Huntington Ingalls Industries, Inc. 2,368 447,481
L3Harris Technologies, Inc. 2,490 523,597
RTX Corp. 4,913 568,532
2,076,603
Air Freight & Logistics ( 1 .0% )
Expeditors International of Washington, Inc. 5,311 588,300
United Parcel Service, Inc., Class  B 4,792 604,271
1,192,571
Automobile Components ( 1 .0% )
Gentex Corp. 20,780 597,010
Lear Corp. 5,916 560,245
1,157,255
Banks ( 1 .7% )
Cullen/Frost Bankers, Inc. 4,976 668,028
Prosperity Bancshares, Inc. 8,413 633,920
Regions Financial Corp. 26,629 626,314
1,928,262
Beverages ( 2 .4% )
Brown-Forman Corp., Class  B (a) 12,536 476,117
Coca-Cola Co. (The) 9,258 576,403
Keurig Dr Pepper, Inc. 16,939 544,081
Molson Coors Beverage Co., Class  B 11,122 637,513
PepsiCo, Inc. 3,565 542,094
2,776,208
Biotechnology ( 1 .1% )
AbbVie, Inc. 3,259 579,124
Gilead Sciences, Inc. 7,297 674,024
1,253,148
Building Products ( 1 .0% )
AO Smith Corp. 8,154 556,184
Johnson Controls International plc 8,171 644,937
1,201,121
Capital Markets ( 1 .7% )
CME Group, Inc. 2,751 638,865
Janus Henderson Group plc 15,395 654,749
T Rowe Price Group, Inc. 5,782 653,886
1,947,500
Chemicals ( 5 .5% )
Air Products and Chemicals, Inc. 1,894 549,336
Ashland, Inc. 7,101 507,437
Corteva, Inc. 10,407 592,783
Dow, Inc. 11,749 471,487
DuPont de Nemours, Inc. 7,561 576,526
Eastman Chemical Co. 5,699 520,433
FMC Corp. (a) 9,757 474,288
Huntsman Corp. 26,498 477,759
Linde plc 1,280 535,897
LyondellBasell Industries NV, Class  A 6,819 506,447
Mosaic Co. (The) 23,841 586,012
PPG Industries, Inc. 4,984 595,339
6,393,744
Shares Value
Communications Equipment ( 0 .6% )
Cisco Systems, Inc. 11,076 $ 655,699
Consumer Staples Distribution & Retail ( 1 .1% )
Costco Wholesale Corp. 701 642,305
Walmart, Inc. 7,564 683,408
1,325,713
Containers & Packaging ( 2 .6% )
Amcor plc (a) 57,144 537,725
AptarGroup, Inc. 3,680 578,128
International Paper Co. 12,854 691,802
Packaging Corp. of America 2,764 622,260
Sonoco Products Co. 11,960 584,246
3,014,161
Distributors ( 1 .1% )
Genuine Parts Co. 5,364 626,301
LKQ Corp. 16,662 612,328
1,238,629
Diversified Telecommunication Services ( 1 .6% )
AT&T, Inc. 28,097 639,769
Cogent Communications Holdings, Inc. 7,719 594,903
Verizon Communications, Inc. 14,707 588,133
1,822,805
Electric Utilities ( 5 .7% )
Alliant Energy Corp. 9,973 589,803
American Electric Power Co., Inc. 6,139 566,200
Duke Energy Corp. 5,193 559,494
Evergy, Inc. (a) 10,193 627,379
FirstEnergy Corp. 14,137 562,370
IDACORP, Inc. 5,964 651,746
OGE Energy Corp. 15,210 627,412
Portland General Electric Co. 12,752 556,242
PPL Corp. 19,063 618,785
Southern Co. (The) 6,727 553,767
Xcel Energy, Inc. (a) 9,748 658,185
6,571,383
Electrical Equipment ( 0 .6% )
Emerson Electric Co. 5,845 724,371
Electronic Equipment, Instruments & Components ( 2 .2% )
Avnet, Inc. 11,681 611,150
Badger Meter, Inc. 3,093 656,087
Corning, Inc. 13,461 639,667
TD SYNNEX Corp. 5,321 624,047
2,530,951
Energy Equipment & Services ( 1 .6% )
Baker Hughes Co., Class  A 17,005 697,545
Helmerich & Payne, Inc. (a) 17,999 576,328
Noble Corp. plc (a) 18,877 592,738
1,866,611
Entertainment ( 0 .5% )
Electronic Arts, Inc. 4,300 629,090
Financial Services ( 2 .0% )
Essent Group Ltd. 9,586 521,862
Jack Henry & Associates, Inc. 3,471 608,466
MGIC Investment Corp. 24,822 588,530

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Financial Services (cont’d)
Western Union Co. (The) 52,596 $ 557,517
2,276,375
Food Products ( 4 .1% )
Archer-Daniels-Midland Co. 11,230 567,340
Bunge Global SA 7,073 549,996
Cal-Maine Foods, Inc. 7,085 729,188
Conagra Brands, Inc. 20,898 579,919
Flowers Foods, Inc. 28,162 581,827
Hormel Foods Corp. 19,963 626,239
Ingredion, Inc. 4,591 631,538
Kraft Heinz Co. (The) 17,281 530,700
4,796,747
Gas Utilities ( 1 .5% )
Atmos Energy Corp. (a) 4,313 600,672
National Fuel Gas Co. 10,021 608,074
ONE Gas, Inc. 8,379 580,246
1,788,992
Health Care Equipment & Supplies ( 2 .0% )
Abbott Laboratories 5,460 617,581
Becton Dickinson & Co. 2,584 586,232
Medtronic plc 6,863 548,216
Stryker Corp. 1,722 620,006
2,372,035
Health Care Providers & Services ( 4 .6% )
Cardinal Health, Inc. 5,537 654,861
Cencora, Inc. 2,637 592,481
Chemed Corp. 1,063 563,177
Cigna Group (The) 1,976 545,653
Elevance Health, Inc. 1,510 557,039
Labcorp Holdings, Inc. 2,865 657,002
Premier, Inc., Class  A (a) 31,653 671,043
Quest Diagnostics, Inc. 4,030 607,966
UnitedHealth Group, Inc. 1,078 545,317
5,394,539
Hotels, Restaurants & Leisure ( 2 .2% )
Darden Restaurants, Inc. 3,829 714,836
Texas Roadhouse, Inc., Class  A 3,537 638,181
Vail Resorts, Inc. 3,747 702,375
Wendy's Co. (The) 32,889 536,091
2,591,483
Household Durables ( 1 .7% )
Garmin Ltd. 3,880 800,289
Lennar Corp., Class  A 3,649 497,614
Whirlpool Corp. (a) 6,315 722,941
2,020,844
Household Products ( 1 .6% )
Church & Dwight Co., Inc. 6,132 642,082
Kimberly-Clark Corp. 4,595 602,129
Procter & Gamble Co. (The) 3,740 627,011
1,871,222
Insurance ( 5 .3% )
Aflac, Inc. 5,619 581,229
American Financial Group, Inc. 4,786 655,347
Cincinnati Financial Corp. 4,505 647,369
Fidelity National Financial, Inc. 10,501 589,526
Shares Value
Hartford Financial Services Group, Inc. (The) 5,278 $ 577,413
Old Republic International Corp. 17,590 636,582
Principal Financial Group, Inc. 6,792 525,769
Prudential Financial, Inc. 5,076 601,658
Travelers Cos., Inc. (The) 2,465 593,794
Unum Group 9,825 717,520
6,126,207
IT Services ( 2 .1% )
Accenture plc, Class  A 1,719 604,727
Amdocs Ltd. 7,050 600,237
Cognizant Technology Solutions Corp., Class  A 8,303 638,501
International Business Machines Corp. 2,661 584,967
2,428,432
Leisure Products ( 0 .9% )
Hasbro, Inc. 8,618 481,832
Polaris, Inc. (a) 8,995 518,292
1,000,124
Life Sciences Tools & Services ( 0 .5% )
Danaher Corp. 2,464 565,611
Machinery ( 2 .2% )
Cummins, Inc. 1,877 654,322
Donaldson Co., Inc. 8,424 567,356
Graco, Inc. 7,585 639,340
Snap-on, Inc. 1,948 661,307
2,522,325
Media ( 3 .3% )
Comcast Corp., Class  A 15,277 573,346
Fox Corp., Class  A 15,322 744,343
Fox Corp., Class  B 16,129 737,740
Interpublic Group of Cos., Inc. (The) 20,934 586,571
New York Times Co. (The), Class  A (a) 11,596 603,572
Omnicom Group, Inc. 6,259 538,524
3,784,096
Metals & Mining ( 1 .3% )
Newmont Corp. 10,470 389,693
Reliance, Inc. (a) 2,230 600,450
Royal Gold, Inc. 4,160 548,496
1,538,639
Multi-Utilities ( 3 .0% )
Ameren Corp. 7,033 626,922
Consolidated Edison, Inc. 5,824 519,675
Dominion Energy, Inc. 10,249 552,011
Public Service Enterprise Group, Inc. 6,880 581,291
Sempra 7,288 639,303
WEC Energy Group, Inc. 6,291 591,606
3,510,808
Oil, Gas & Consumable Fuels ( 8 .6% )
Antero Midstream Corp. 42,533 641,823
Chevron Corp. 4,188 606,590
Chord Energy Corp. 4,816 563,087
ConocoPhillips 5,818 576,971
Coterra Energy, Inc. 26,248 670,374
CVR Energy, Inc. (a) 25,335 474,778
Devon Energy Corp. 15,313 501,194
DT Midstream, Inc. 7,221 717,984
EOG Resources, Inc. 5,065 620,868

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Exxon Mobil Corp. 5,138 $ 552,695
HF Sinclair Corp. 14,123 495,011
International Seaways, Inc. (a) 13,561 487,382
Kinder Morgan, Inc. 25,056 686,534
ONEOK, Inc. 6,521 654,708
Phillips 66 4,700 535,471
Valero Energy Corp. 4,567 559,869
Williams Cos., Inc. (The) 12,081 653,824
9,999,163
Pharmaceuticals ( 2 .0% )
Johnson & Johnson 3,771 545,362
Merck & Co., Inc. 5,925 589,419
Pfizer, Inc. 21,859 579,919
Royalty Pharma plc, Class  A 23,058 588,210
2,302,910
Professional Services ( 2 .1% )
Automatic Data Processing, Inc. 2,145 627,906
ManpowerGroup, Inc. 10,047 579,913
Paychex, Inc. 4,376 613,603
Robert Half, Inc. 9,431 664,508
2,485,930
Semiconductors & Semiconductor Equipment ( 2 .5% )
Analog Devices, Inc. 2,735 581,078
Power Integrations, Inc. 10,142 625,761
QUALCOMM, Inc. 3,784 581,298
Skyworks Solutions, Inc. (a) 6,397 567,286
Texas Instruments, Inc. 3,095 580,344
2,935,767
Software ( 2 .3% )
Dolby Laboratories, Inc., Class  A 8,659 676,268
InterDigital, Inc. (a) 4,164 806,650
Microsoft Corp. 1,485 625,928
Roper Technologies, Inc. 1,159 602,506
2,711,352
Specialty Retail ( 1 .6% )
Best Buy Co., Inc. 6,738 578,121
Penske Automotive Group, Inc. 4,146 632,016
TJX Cos., Inc. (The) 5,506 665,180
1,875,317
Technology Hardware, Storage & Peripherals ( 1 .1% )
Hewlett Packard Enterprise Co. 32,472 693,277
HP, Inc. 17,583 573,734
1,267,011
Textiles, Apparel & Luxury Goods ( 2 .1% )
Carter's, Inc. (a) 9,627 521,687
Columbia Sportswear Co. 8,042 674,965
Oxford Industries, Inc. 8,361 658,680
Steven Madden Ltd. 13,889 590,560
2,445,892
Tobacco ( 1 .1% )
Altria Group, Inc. 12,439 650,435
Philip Morris International, Inc. 4,828 581,050
1,231,485
Shares Value
Trading Companies & Distributors ( 1 .6% )
Fastenal Co. 8,294 $ 596,421
MSC Industrial Direct Co., Inc., Class  A 7,810 583,329
Watsco, Inc. 1,347 638,330
1,818,080
Total Common Stocks
(Cost $116,418,131) 113,967,211
Short-Term Investments (3.6%)
Investment Company (1.2%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (b)
(Cost $1,389,785)
1,389,785 1,389,785
Security held as Collateral on Loaned Securities ( 2 .4% )
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (b)
(Cost $2,800,803)
2,800,803 2,800,803
Total Short-Term Investments
(Cost $4,190,588) 4,190,588
–
Total Investments ( 101 .7% )
(Cost $ 120,608,719 ) (c) 118,157,799
Total Written Options (-0.1%)
(Premiums Received $ (283,893) ) (119,426)
Liabilities in Excess of Other Assets
(
-1.6%
) (1,859,909)
NET ASSETS (100.0%) $ 116,178,464
(a) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $5,489,545 and $5,605,996, respectively. The Fund received cash collateral of $2,800,803, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $2,805,193 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(b) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $368 relating to the Fund’s investment in the Liquidity Fund.
(c) At December 31, 2024, the aggregate cost for federal income tax purposes is $120,608,719. The aggregate gross unrealized appreciation is $2,953,618 and the aggregate gross unrealized depreciation is $5,404,538, resulting in net unrealized depreciation of $2,450,920.

Morgan Stanley ETF Trust
Parametric Equity Premium Income ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Call Options Written:
The Fund had the following call options written open at December 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
SPDR S&P 500 ETF Trust
629 USD 605 1/06/25 $ 36,864,432 $ (1,918) $ (89,484) $ 87,566
SPDR S&P 500 ETF Trust
715 USD 605 1/10/25 41,904,720 (23,134) (100,934) 77,800
SPDR S&P 500 ETF Trust
642 USD 600 1/15/25 37,626,336 (94,374) (93,475) (899)
Total $(119,426) $(283,893) $164,467
USD United States Dollar

Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 74 .8%
Oil, Gas & Consumable Fuels 8 .7
Electric Utilities 5 .7
Chemicals 5 .5
Insurance 5 .3
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)
Shares Value
Common Stocks (99.1%)
Aerospace & Defense ( 1 .6% )
Boeing Co. (The) (a) 1,659 $ 293,643
HEICO Corp. (b) 600 142,644
HEICO Corp., Class  A 489 90,993
Howmet Aerospace, Inc. 2,354 257,457
Lockheed Martin Corp. 792 384,865
1,169,602
Air Freight & Logistics ( 0 .2% )
Expeditors International of Washington, Inc. 1,399 154,967
Automobile Components ( 0 .2% )
Aptiv plc (a) 1,899 114,852
Automobiles ( 2 .3% )
Tesla, Inc. (a) 4,282 1,729,243
Banks ( 3 .7% )
Bank of America Corp. 14,271 627,210
Citizens Financial Group, Inc. 4,001 175,084
First Citizens BancShares, Inc., Class  A 39 82,408
Huntington Bancshares, Inc. 12,841 208,923
JPMorgan Chase & Co. 4,922 1,179,853
Wells Fargo & Co. 6,546 459,791
2,733,269
Beverages ( 1 .5% )
Coca-Cola Co. (The) 9,140 569,056
PepsiCo, Inc. 3,298 501,494
1,070,550
Biotechnology ( 1 .9% )
AbbVie, Inc. 3,749 666,197
Alnylam Pharmaceuticals, Inc. (a) 404 95,065
Amgen, Inc. 1,152 300,257
Regeneron Pharmaceuticals, Inc. (a) 142 101,151
Vertex Pharmaceuticals, Inc. (a) 564 227,123
1,389,793
Broadline Retail ( 4 .5% )
Amazon.com, Inc. (a) 14,411 3,161,629
Coupang, Inc. (a) 800 17,584
MercadoLibre, Inc. (a) 90 153,040
3,332,253
Building Products ( 0 .5% )
Builders FirstSource, Inc. (a) 345 49,311
Carlisle Cos., Inc. 301 111,021
Lennox International, Inc. 302 184,008
344,340
Capital Markets ( 2 .0% )
Ares Management Corp., Class  A 1,107 195,972
Blue Owl Capital, Inc., Class  A 1,702 39,589
Charles Schwab Corp. (The) 3,157 233,650
Coinbase Global, Inc., Class  A (a) 295 73,248
Interactive Brokers Group, Inc., Class  A 447 78,971
KKR & Co., Inc. 2,257 333,833
LPL Financial Holdings, Inc. 111 36,243
Morgan Stanley (c) 1,795 225,667
Nasdaq, Inc. 2,195 169,695
Tradeweb Markets, Inc., Class  A 603 78,945
1,465,813
Shares Value
Chemicals ( 1 .2% )
International Flavors & Fragrances, Inc. 1,342 $ 113,466
Linde plc 1,087 455,094
LyondellBasell Industries NV, Class  A 1,953 145,049
PPG Industries, Inc. 1,091 130,320
Westlake Corp. 207 23,733
867,662
Commercial Services & Supplies ( 1 .1% )
Cintas Corp. 1,437 262,540
Republic Services, Inc., Class  A 1,208 243,026
Waste Management, Inc. 1,460 294,613
800,179
Communications Equipment ( 0 .8% )
Cisco Systems, Inc. 10,055 595,256
Construction Materials ( 0 .1% )
CRH plc 956 88,449
Consumer Finance ( 0 .8% )
American Express Co. 1,458 432,720
Synchrony Financial 2,994 194,610
627,330
Consumer Staples Distribution & Retail ( 2 .0% )
Costco Wholesale Corp. 833 763,253
Walmart, Inc. 7,781 703,013
1,466,266
Containers & Packaging ( 0 .2% )
Amcor plc (b) 14,895 140,162
Diversified Telecommunication Services ( 0 .7% )
AT&T, Inc. 21,222 483,225
Electric Utilities ( 1 .2% )
Alliant Energy Corp. 3,496 206,753
Entergy Corp. 3,912 296,608
FirstEnergy Corp. 3,793 150,886
PPL Corp. 6,753 219,202
873,449
Electrical Equipment ( 0 .5% )
AMETEK, Inc. 1,060 191,075
Hubbell, Inc., Class  B 211 88,386
Vertiv Holdings Co., Class  A 747 84,867
364,328
Electronic Equipment, Instruments & Components ( 0 .6% )
Corning, Inc. 3,992 189,700
TE Connectivity plc 1,690 241,619
431,319
Energy Equipment & Services ( 0 .1% )
Halliburton Co. 4,051 110,147
Entertainment ( 1 .9% )
Netflix, Inc. (a) 680 606,098
ROBLOX Corp., Class  A (a) 1,752 101,371
Spotify Technology SA (a) 309 138,240
Walt Disney Co. (The) 3,602 401,083
Warner Bros Discovery, Inc. (a) 14,494 153,201
Warner Music Group Corp., Class  A (b) 550 17,050
1,417,043

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Financial Services ( 4 .5% )
Apollo Global Management, Inc. 1,350 $ 222,966
Berkshire Hathaway, Inc., Class  B (a) 2,205 999,482
Block, Inc., Class  A (a) 1,010 85,840
Mastercard, Inc., Class  A 1,538 809,865
PayPal Holdings, Inc. (a) 2,400 204,840
Rocket Cos., Inc., Class  A (a)(b) 1,842 20,741
Visa, Inc., Class  A (b) 3,003 949,068
3,292,802
Food Products ( 0 .7% )
Campbell's Co. (The) 3,102 129,912
Conagra Brands, Inc. 4,610 127,927
Kellanova 2,800 226,716
484,555
Ground Transportation ( 0 .7% )
JB Hunt Transport Services, Inc. 956 163,151
Union Pacific Corp. 1,600 364,864
528,015
Health Care Equipment & Supplies ( 1 .5% )
Align Technology, Inc. (a) 194 40,451
Intuitive Surgical, Inc. (a) 807 421,222
Medtronic plc 4,261 340,369
ResMed, Inc. 751 171,746
Zimmer Biomet Holdings, Inc. 909 96,017
1,069,805
Health Care Providers & Services ( 1 .9% )
Cencora, Inc. 909 204,234
Labcorp Holdings, Inc. 953 218,542
Molina Healthcare, Inc. (a) 342 99,539
UnitedHealth Group, Inc. 1,686 852,880
1,375,195
Health Care REITs ( 0 .5% )
Alexandria Real Estate Equities, Inc. 1,442 140,667
Healthpeak Properties, Inc. 10,007 202,842
343,509
Health Care Technology ( 0 .1% )
Veeva Systems, Inc., Class  A (a) 353 74,218
Hotels, Restaurants & Leisure ( 1 .5% )
Airbnb, Inc., Class  A (a) 809 106,311
Booking Holdings, Inc. 57 283,200
Darden Restaurants, Inc. 1,307 244,004
DoorDash, Inc., Class  A (a) 541 90,753
DraftKings, Inc., Class  A (a)(b) 1,346 50,071
MGM Resorts International (a) 2,447 84,788
Yum China Holdings, Inc. 854 41,137
Yum! Brands, Inc. 1,795 240,817
1,141,081
Household Durables ( 0 .2% )
PulteGroup, Inc. 1,585 172,607
Household Products ( 1 .3% )
Kimberly-Clark Corp. 1,804 236,396
Procter & Gamble Co. (The) 4,483 751,575
987,971
Shares Value
Industrial Conglomerates ( 0 .4% )
3M Co. 2,488 $ 321,176
Insurance ( 2 .1% )
Brown & Brown, Inc. 2,051 209,243
Hartford Financial Services Group, Inc. (The) 2,063 225,692
Loews Corp. 2,056 174,123
Markel Group, Inc. (a) 97 167,444
Principal Financial Group, Inc. 1,651 127,804
Prudential Financial, Inc. 2,103 249,269
Travelers Cos., Inc. (The) 1,093 263,293
W. R. Berkley Corp. 2,462 144,076
1,560,944
Interactive Media & Services ( 7 .2% )
Alphabet, Inc., Class  A 9,182 1,738,153
Alphabet, Inc., Class  C 7,821 1,489,431
Meta Platforms, Inc., Class  A 3,433 2,010,056
Pinterest, Inc., Class  A (a) 749 21,721
Snap, Inc., Class  A (a) 2,091 22,520
5,281,881
IT Services ( 1 .1% )
Akamai Technologies, Inc. (a) 1,360 130,084
Amdocs Ltd. 743 63,259
Cloudflare, Inc., Class  A (a) 546 58,793
International Business Machines Corp. 1,987 436,802
MongoDB, Inc., Class  A (a) 60 13,969
Okta, Inc., Class  A (a) 350 27,580
Snowflake, Inc., Class  A (a) 338 52,191
782,678
Life Sciences Tools & Services ( 0 .7% )
Avantor, Inc. (a)(b) 2,112 44,500
Illumina, Inc. (a) 295 39,421
Thermo Fisher Scientific, Inc. 844 439,074
522,995
Machinery ( 1 .7% )
Caterpillar, Inc. 1,052 381,624
Deere & Co. 796 337,265
Dover Corp. 1,189 223,056
Nordson Corp. 400 83,696
Otis Worldwide Corp. 2,452 227,080
1,252,721
Media ( 0 .2% )
Trade Desk, Inc. (The), Class  A (a) 1,090 128,108
Metals & Mining ( 0 .3% )
Newmont Corp. 3,716 138,310
Southern Copper Corp. (b) 500 45,565
Steel Dynamics, Inc. 560 63,879
247,754
Multi-Utilities ( 1 .1% )
Ameren Corp. (b) 2,392 213,223
CenterPoint Energy, Inc. 6,548 207,768
CMS Energy Corp. (b) 3,104 206,881
DTE Energy Co. 1,789 216,022
843,894
Oil, Gas & Consumable Fuels ( 3 .1% )
Cheniere Energy, Inc. 744 159,863

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
Shares Value
Oil, Gas & Consumable Fuels (cont’d)
Chevron Corp. 3,798 $ 550,102
Devon Energy Corp. 6,002 196,446
Diamondback Energy, Inc. 1,003 164,322
Exxon Mobil Corp. 8,558 920,584
Targa Resources Corp. 1,586 283,101
2,274,418
Passenger Airlines ( 0 .4% )
Delta Air Lines, Inc. 4,448 269,104
Pharmaceuticals ( 3 .6% )
Bristol-Myers Squibb Co. 6,259 354,009
Eli Lilly & Co. 1,359 1,049,148
Johnson & Johnson 4,944 715,001
Merck & Co., Inc. 5,248 522,071
Royalty Pharma plc, Class  A 1,191 30,383
2,670,612
Professional Services ( 0 .4% )
Booz Allen Hamilton Holding Corp., Class  A 600 77,220
SS&C Technologies Holdings, Inc. 2,049 155,273
TransUnion 706 65,453
297,946
Residential REITs ( 1 .2% )
AvalonBay Communities, Inc. (b) 1,097 241,307
Equity Residential 3,149 225,972
Essex Property Trust, Inc. 458 130,731
Mid-America Apartment Communities, Inc. (b) 1,245 192,440
Sun Communities, Inc. 610 75,012
865,462
Semiconductors & Semiconductor Equipment ( 11 .2% )
Advanced Micro Devices, Inc. (a) 2,656 320,818
Broadcom, Inc. 7,480 1,734,163
Entegris, Inc. 151 14,958
KLA Corp. 403 253,938
Lam Research Corp. 3,000 216,690
Marvell Technology, Inc. 2,045 225,870
Micron Technology, Inc. 2,310 194,410
NVIDIA Corp. 35,638 4,785,827
ON Semiconductor Corp. (a) 1,592 100,376
Texas Instruments, Inc. 2,155 404,084
8,251,134
Software ( 10 .6% )
Adobe, Inc. (a) 701 311,721
Atlassian Corp., Class  A (a) 190 46,242
Bentley Systems, Inc., Class  B (b) 646 30,168
Crowdstrike Holdings, Inc., Class  A (a) 363 124,204
Datadog, Inc., Class  A (a) 739 105,596
HubSpot, Inc. (a) 155 107,999
Microsoft Corp. 11,182 4,713,213
MicroStrategy, Inc., Class  A (a)(b) 437 126,564
Oracle Corp. 2,906 484,256
Palantir Technologies, Inc., Class  A (a) 3,943 298,209
Palo Alto Networks, Inc. (a) 1,122 204,159
Salesforce, Inc. 1,410 471,405
ServiceNow, Inc. (a) 443 469,633
Workday, Inc., Class  A (a) 352 90,827
Zoom Communications, Inc., Class  A (a) 1,606 131,066
Shares Value
Zscaler, Inc. (a) 303 $ 54,664
7,769,926
Specialized REITs ( 0 .3% )
Extra Space Storage, Inc. 1,412 211,235
Specialty Retail ( 2 .2% )
Home Depot, Inc. (The) 2,060 801,320
Lowe's Cos., Inc. 1,548 382,046
Ross Stores, Inc. 1,660 251,108
Ulta Beauty, Inc. (a) 456 198,328
Williams-Sonoma, Inc. 106 19,629
1,652,431
Technology Hardware, Storage & Peripherals ( 7 .7% )
Apple, Inc. 22,213 5,562,580
Dell Technologies, Inc., Class  C 789 90,924
5,653,504
Textiles, Apparel & Luxury Goods ( 0 .2% )
Lululemon Athletica, Inc. (a) 488 186,616
Trading Companies & Distributors ( 0 .4% )
Ferguson Enterprises, Inc. 710 123,235
United Rentals, Inc. 207 145,819
269,054
Wireless Telecommunication Services ( 0 .5% )
T-Mobile US, Inc. 1,537 339,262
Total Common Stocks
(Cost $67,978,505) 72,892,110
Short-Term Investments (4.0%)
Investment Company (3.7%
)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (d)
(Cost $2,689,143)
2,689,143 2,689,143
Security held as Collateral on Loaned Securities ( 0 .3% )
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.42% (d)
(Cost $242,352)
242,352 242,352
Total Short-Term Investments
(Cost $2,931,495) 2,931,495
–
Total Investments Excluding Purchased
Options ( 103 .1% ) (Cost $ 70,910,000 ) 75,823,605
Total Purchased Options Outstanding (1.4%)
(Cost $1,465,930) 1,010,230
Total Investments ( 104 .5% )
(Cost $ 72,375,930 ) (e) 76,833,835
Total Written Options (-2.4%)
(Premiums Received $ (1,923,904) ) (1,786,447)
Liabilities in Excess of Other Assets
(
-2.1%
) (1,539,616)
NET ASSETS (100.0%) $ 73,507,772

Morgan Stanley ETF Trust
Parametric Hedged Equity ETF
Portfolio of Investments
First Quarter Report
December 31, 2024 (unaudited)(cont’d)
(a) Non-income producing security.
(b) All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2024, were $1,639,102 and $1,677,372, respectively. The Fund received cash collateral of $242,352, which was subsequently invested in
Morgan Stanley Institutional Liquidity Funds - Government Portfolio
- Institutional Class as reported in the Portfolio of Investments. The remaining collateral of $1,435,020 was received in the form of U.S.
Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c) For the period ended December 31, 2024, the cost of purchases of
Morgan Stanley, Common Stock, which may be deemed an affiliate of the Adviser under the Investment Company Act of 1940, was
$110,400 and proceeds from sales were $45,962, including net realized gain of $2,061.
(d) The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds — Government Portfolio (the “Liquidity
Fund”), an open-end management investment company managed
by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Management fees paid by the Fund are reduced by an amount equal to its pro-rata share of the management fees paid by the Fund due to its investment in the Liquidity Fund. For the period ended December 31, 2024,
management fees paid were reduced by $377 relating to the Fund’s investment in the Liquidity Fund.
(e) At December 31, 2024, the aggregate cost for federal income tax purposes is $72,375,930. The aggregate gross unrealized
appreciation is $6,341,504 and the aggregate gross unrealized depreciation is $1,883,599, resulting in net unrealized appreciation of $4,457,905.
REIT Real Estate Investment Trust
Put Options Purchased:
The Fund had the following put options purchased open at December 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value Premiums Paid
Unrealized
Depreciation
S&P 500 Index 31 USD 4,725 3/31/25 $ 18,233,053 $ 46,190 $ 242,027 $ (195,837)
S&P 500 Index 32 USD 4,950 6/30/25 18,821,216 171,680 308,860 (137,180)
S&P 500 Index 32 USD 5,150 9/30/25 18,821,216 329,280 451,921 (122,641)
S&P 500 Index 30 USD 5,300 12/31/25 17,644,890 463,080 463,122 (42)
Total $1,010,230 $1,465,930 $(455,700)
Call Options Written:
The Fund had the following call options written open at December 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
31 USD 6,050 3/31/25 $ 18,233,053 $ (376,340) $ (317,074) $ (59,266)
S&P 500 Index
32 USD 6,250 6/30/25 18,821,216 (358,272) (357,869) (403)
S&P 500 Index
32 USD 6,400 9/30/25 18,821,216 (404,320) (457,975) 53,655
S&P 500 Index
30 USD 6,625 12/31/25 17,644,890 (347,070) (347,028) (42)
Total $(1,486,002) $(1,479,946) $(6,056)
Put Options Written:
The Fund had the following put options written open at December 31, 2024:
Description
Number of
Contracts
Exercise
Price
Expiration
Date Notional Amount Value
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index
31 USD 3,675 3/31/25
$ 18,233,053
$ (17,205)
$ (79,473) $ 62,268
S&P 500 Index
32 USD 3,850 6/30/25
18,821,216
(52,480)
(92,180) 39,700
S&P 500 Index
32 USD 4,000 9/30/25
18,821,216
(96,000)
(137,587) 41,587
S&P 500 Index
30 USD 4,100 12/31/25
17,644,890
(134,760)
(134,718) (42)
Total
$(300,445)
$(443,958) $143,513
USD United States Dollar

Portfolio Composition *
Classification
Percentage of Total
Investments
Other** 64 .8%
Semiconductors & Semiconductor Equipment 10 .8
Software 10 .1
Technology Hardware, Storage & Peripherals 7 .4
Interactive Media & Services 6 .9
Total Investments 100 .0%
* Percentages indicated are based upon total investments (excluding
Securities held as Collateral on Loaned Securities) as of December 31,
2024.
** Industries and/or investment types representing less than 5% of total investments.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments
Morgan Stanley ETF Trust
1. Security Valuation:
(1) An equity portfolio security list-
ed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there
were no sales on a given day and if there is no official ex-
change closing price for that day, the security is valued at the mean between the last reported bid and asked prices
if such bid and asked prices are available on the rele-
vant exchanges. If only bid prices are available then the
latest bid price may be used. Listed equity securities not
traded on the valuation date with no reported bid and
asked prices available on the exchange are valued at the
mean between the current bid and asked prices obtained
from one or more reputable brokers/dealers. In cases
where a security is traded on more than one exchange,
the security is valued on the exchange designated as the
primary market; (2) all other equity portfolio securities
for which over-the-counter (“OTC”) market quotations
are readily available are valued at the latest reported
sales price (or at the market official closing price if such market reports an official closing price), and if there was
no trading in the security on a given day and if there is
no official closing price from relevant markets for that
day, the security is valued at the mean between the last
reported bid and asked prices if such bid and asked prices
are available on the relevant markets. An unlisted equity
security that does not trade on the valuation date and for
which bid and asked prices from the relevant markets are
unavailable is valued at the mean between the current bid
and asked prices obtained from one or more reputable
brokers/dealers; (3) certain portfolio securities may be
valued by an outside pricing service/vendor approved by
the Trust’s Board of Trustees (the “Trustees”). The pricing
service/vendor may employ a pricing model that takes
into account, among other things, bids, yield spreads
and/or other market data and specific security characteris-
tics. If Morgan Stanley Investment Management Inc. (the
“Adviser”) a wholly-owned subsidiary of Morgan Stanley,
determines that the price provided by the outside pricing
service/vendor or exchange does not reflect the security’s
fair value or is unable to provide a price, prices from bro-
kers or dealers may also be utilized. In these circumstanc-
es, the value of the security will be the mean of bid and
asked prices obtained from reputable brokers/dealers; (4)
listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange
official closing price if such exchange reports an official
closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices.
Unlisted options are valued at the mean between their
latest bid and ask prices from a broker/dealer or valued
by a pricing service/vendor; (5) futures are valued at the
settlement price on the exchange on which they trade or,
if a settlement price is unavailable, at the last sale price on the exchange; (6) when market quotations are not readily
available, as defined by Rule 2a-5 under the Act, includ-
ing circumstances under which the Adviser determines
that the closing price, last sale price or the mean between
the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued
at their fair value as determined in good faith under pro-
cedures established by and under the general supervision
of the Trustees; (7) senior loans are valued using a price
provided by an approved valuation vendor and if a valu-
ation is not available from ant of the approved valuation
vendor, then a quote from the broker/dealer will be used;
(8) investments in Exchange Traded Funds are valued
at market price; and (9) investments in mutual funds,
including the Morgan Stanley Institutional Liquidity
Funds, are valued at the net asset value (“NAV”) as of the
close of each business day.
In connection with Rule 2a-5 of the Act, the Trust-
ees have designated the Trust's Adviser as its valuation
designee. The valuation designee has responsibility for
determining fair value and to make the actual calculations
pursuant to the fair valuation methodologies previously
approved by the Trustees. Under procedures approved by
the Trustees, the Trust’s Adviser has formed a Valuation
Committee whose members are approved by the Trustees.
The Valuation Committee provides administration and
oversight of the Trust’s valuation policies and procedures,
which are reviewed at least annually by the Trustees.
These procedures allow the Trust to utilize independent
pricing services, quotations from securities and financial
instrument dealers and other market sources to determine
fair value.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
2. Fair Value Measurement:
Financial Accounting
Standards Board (“FASB”) ASC 820, “Fair Value Mea-
surement” (“ASC 820”), defines fair value as the price
that would be received to sell an asset or paid to transfer
a liability in an orderly transaction between market par-
ticipants at the measurement date. ASC 820 establishes
a three tier hierarchy to distinguish between (1) inputs
that reflect the assumptions market participants would
use in valuing an asset or liability developed based on
market data obtained from sources independent of the
reporting entity (observable inputs); and (2) inputs that
reflect the reporting entity’s own assumptions about the
assumptions market participants would use in valuing an
asset or liability developed based on the best information
available in the circumstances (unobservable inputs) and
to establish classification of fair value measurements for
disclosure purposes. Various inputs are used in determin-
ing the value of the Fund’s investments. The inputs are
summarized in the three broad levels listed below:
Level 1 – unadjusted quoted prices in active markets
for identical investments.
Level 2 – other significant observable inputs (includ-
ing quoted prices for similar investments,
interest rates, prepayment speeds, credit
risk, etc.)
Level 3 – significant unobservable inputs including
the Fund’s own assumptions in determin-
ing the fair value of investments. Factors
considered in making this determination
may include, but are not limited to, infor-
mation obtained by contacting the issuer,
analysts, or the appropriate stock exchange
(for exchange-traded securities), analysis
of the issuer’s financial statements or other
available documents and, if necessary,
available information concerning other
securities in similar circumstances.
The inputs or methodology used for valuing securities are
not necessarily an indication of the risk associated with
investing in those securities and the determination of the
significance of a particular input to the fair value mea-
surement in its entirety requires judgment and considers
factors specific to each security.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert International Responsible Index ETF
Assets:
Common Stocks
$104,536
(1)
$—  $—  $104,536
Warrants
 —   —   —
(2)
 —
(2)
Short-Term Investments
Investment
Company  2,454   —   —   2,454
Total Assets $ 106,990  $ —  $ —  $ 106,990
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
(2) Includes a security valued at zero.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert Ultra-Short Investment Grade ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 36,252 $ — $ 36,252
Commercial
Mortgage-
Backed
Securities — 18,532 — 18,532
Corporate Bonds — 117,971 — 117,971
U.S. Government
and Agency
Securities — 23,192 — 23,192
 —   —   —   —
Total Fixed
Income
Securities — 195,947 — 195,947
Short-Term Investments
Investment
Company 10,906 — — 10,906
Commercial
Paper — 3,555 — 3,555
Total Short-Term
Investments 10,906 3,555 — 14,461
Total Assets $10,906 $199,502 $— $210,408
Liabilities:
Futures
Contracts
—
(1)
— — —
(1)
Total $10,906 $199,502 $— $210,408
(1) Value is less than $500.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Large-Cap Core Responsible Index ETF
Assets:
Common Stocks
$428,454
(1)
$—  $—  $428,454
Short-Term Investments
Investment Company  5,882   —   —   5,882
Total Assets $ 434,336  $ —  $ —  $ 434,336
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Assets:
Common Stocks
$28,667
(1)
$—  $—  $28,667
Short-Term Investments
Investment Company  228   —   —   228
Total Assets $ 28,895  $ —  $ —  $ 28,895
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Mid-Cap Core Responsible Index ETF
Assets:
Common Stocks
$65,065
(1)
$—  $—  $65,065
Short-Term Investments
Investment Company  1,454   —   —   1,454
Total Assets $ 66,519  $ —  $ —  $ 66,519
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Calvert US Select Equity ETF
Assets:
Common Stocks
$31,120
(1)
$—  $—  $31,120
Short-Term Investments
Investment Company  228   —   —   228
Total Assets $ 31,348  $ —  $ —  $ 31,348
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Floating-Rate ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 102,809 $ — $ 102,809
Corporate Bonds — 68,334 — 68,334
Variable Rate
Senior Loan
Interests (Less
Unfunded
Loan
Commitments) — 1,036,306 — 1,036,306
 —   —   —   —
Total Fixed
Income
Securities — 1,207,449 — 1,207,449
Short-Term Investments
Investment
Company 105,017 — — 105,017
Total Assets $105,017 $1,207,449 $— $1,312,466

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance High Yield ETF
Assets:
Fixed Income Securities
Corporate Bonds $ — $ 20,138 $ — $ 20,138
 —   —   —   —
Short-Term Investments
Investment
Company 2,361 — — 2,361
Total Assets $2,361 $20,138 $— $22,499

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Intermediate Municipal Income ETF
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 40,780 $ — $ 40,780
 —   —   —   —
Short-Term Investments
Investment
Company 2,647 — — 2,647
Municipal Bonds — 350 — 350
Total Short-Term
Investments 2,647 350 — 2,997
Total Assets $2,647 $41,130 $— $43,777

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Short Duration Income ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 51,467 $ — $ 51,467
Collateralized
Mortgage
Obligations
— Agency
Collateral
Series — 11,237 — 11,237
Commercial
Mortgage-
Backed
Securities — 25,994 — 25,994
Corporate Bonds — 91,995 — 91,995
Sovereign — 640 — 640
U.S. Government
and Agency
Securities — 20,740 — 20,740
 —   —   —   —
Total Fixed
Income
Securities — 202,073 — 202,073
Investment
Companies
6,633 — — 6,633
Short-Term Investments
Investment
Company 22,566 — — 22,566
U.S. Government
and Agency
Security — 1,527 — 1,527
Total Short-Term
Investments 22,566 1,527 — 24,093
Futures
Contracts
189 — — 189
Total Assets $29,388 $203,600 $— $232,988
Liabilities:
Futures
Contracts
(1) — — (1)
Total $29,387 $203,600 $— $232,987

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Short Duration Municipal Income ETF
Assets:
Fixed Income Securities
Municipal Bonds $ — $ 181,795 $ — $ 181,795
 —   —   —   —
Short-Term Investments
Investment
Company 7,193 — — 7,193
Municipal Bonds — 6,800 — 6,800
Total Short-Term
Investments 7,193 6,800 — 13,993
Total Assets $7,193 $188,595 $— $195,788

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Total Return Bond ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 112,040 $ — $ 112,040
Collateralized
Mortgage
Obligations
— Agency
Collateral
Series — 301,699 — 301,699
Commercial
Mortgage-
Backed
Securities — 118,419 — 118,419
Corporate Bonds — 325,910 — 325,910
Sovereign — 4,527 — 4,527
Supranational — 1,121 — 1,121
U.S. Government
and Agency
Securities — 326,715 — 326,715
 —   —   —   —
Total Fixed
Income
Securities — 1,190,431 — 1,190,431
Investment
Companies
22,960 — — 22,960
Short-Term Investments
Investment
Company 134,088 — — 134,088
U.S. Government
and Agency
Securities — 67,712 — 67,712
Total Short-Term
Investments 134,088 67,712 — 201,800
Futures
Contracts
399 — — 399
Total Assets $157,447 $1,258,143 $— $1,415,590
Liabilities:
Futures
Contracts
(1,147) — — (1,147)
Total $156,300 $1,258,143 $— $1,414,443

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Eaton Vance Ultra-Short Income ETF
Assets:
Fixed Income Securities
Asset-Backed
Securities $ — $ 10,980 $ — $ 10,980
Commercial
Mortgage-
Backed
Securities — 4,461 — 4,461
Corporate Bonds — 74,643 — 74,643
U.S. Government
and Agency
Securities — 19,566 — 19,566
 —   —   —   —
Total Fixed
Income
Securities — 109,650 — 109,650
Short-Term Investments
Investment
Company 13,409 — — 13,409
Commercial
Paper — 2,652 — 2,652
Total Short-Term
Investments 13,409 2,652 — 16,061
Futures
Contracts
—
(1)
— — —
(1)
Total Assets $13,409 $112,302 $— $125,711
(1) Value is less than $500.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Parametric Equity Plus ETF
Assets:
Common Stocks
$21,430
(1)
$—  $—  $21,430
Purchased Options
17  68 — 85
Short-Term Investment
Investment
Company  917   —   —   917
Total Assets $ 22,364  $ 68  $ —  $ 22,432
Liabilities:
Written Options
 (21)  (213)  —   (234)
Total Liabilities $ (21) $ (213) $ —  $ (234)
Total $ 22,343  $ (145) $ —  $ 22,198
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Parametric Equity Premium Income ETF
Assets:
Common Stocks
$113,967
(1)
$—  $—  $113,967
Short-Term Investments
Investment
Company  4,191   —   —   4,191
Total Assets $ 118,158  $ —  $ —  $ 118,158
Liabilities:
Written Options
 —   (119)  —   (119)
Total Liabilities $ —  $ (119) $ —  $ (119)
Total $ 118,158  $ (119) $ —  $ 118,039
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

First Quarter Report — December 31, 2024 (unaudited)
Notes to the Portfolio of Investments (cont’d)
Morgan Stanley ETF Trust
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2024:
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
Investment Type
Level 1
Unadjusted
quoted
prices
(000)
Level 2
Other
significant
observable
inputs
(000)
Level 3
Significant
unobservable
inputs
(000)
Total
(000)
Parametric Hedged Equity ETF
Assets:
Common Stocks
$72,893
(1)
$—  $—  $72,893
Purchased Options
1,010  — — 1,010
Short-Term Investments
Investment
Company  2,931   —   —   2,931
Total Assets $ 76,834  $ —  $ —  $ 76,834
Liabilities:
Written Options
 (1,786)  —   —   (1,786)
Total Liabilities $ (1,786) $ —  $ —  $ (1,786)
Total $ 75,048  $ —  $ —  $ 75,048
(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.